UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 91.8%

	Shares	Value

ARGENTINA — 0.1%
Arcos Dorados Holdings, Cl A *	23,997	$245,969
MercadoLibre	801	310,067
Ternium ADR	13,966	476,381

		1,032,417

AUSTRALIA — 2.0%
Adelaide Brighton	18,475	96,618
AGL Energy	51,817	978,719
ALS	38,925	218,620
Altium	9,693	118,956
Amaysim Australia	31,992	54,136
Amcor	35,511	416,632
AMP	29,564	125,069
Aristocrat Leisure	19,431	374,215
ASX	1,069	47,153
Aurizon Holdings	28,258	106,565
AusNet Services	125,553	171,485
Bapcor	68,302	321,421
Beach Energy	208,561	218,476
Bendigo & Adelaide Bank	11,830	111,627
Blackmores	1,621	202,827
Brambles	28,532	227,612
Caltex Australia	9,340	261,686
carsales.com	17,182	207,679
CIMIC Group	2,045	77,680
Cleanaway Waste Management	105,495	122,837
Coca-Cola Amatil	18,534	125,153
Cochlear	895	125,286
Commonwealth Bank of Australia	5,465	347,320
CSL	10,349	1,221,032
CYBG	18,923	87,067
Dexus ‡	17,287	132,752
Domain Holdings Australia *	30,884	78,641
Domino’s Pizza Enterprises	32,966	1,274,809
DuluxGroup	22,574	132,788
EVENT Hospitality and Entertainment	5,176	56,556
G8 Education	18,340	49,655
Goodman Group ‡	26,578	173,260
GPT Group ‡	32,364	131,177
GrainCorp, Cl A	14,270	85,091
GUD Holdings	7,871	77,759
GWA Group	37,333	84,834
Hansen Technologies	24,702	75,639
Harvey Norman Holdings	53,385	194,440

COMMON STOCK — continued

	Shares	Value

AUSTRALIA (continued)
Insurance Australia Group	14,182	$82,738
Integrated Research	20,806	62,703
Investa Office Fund ‡	37,124	132,522
InvoCare	4,200	51,544
JB Hi-Fi	4,199	98,901
LendLease Group	66,400	847,523
LifeHealthcare Group	1,238	2,601
Link Administration Holdings	27,468	197,876
Macquarie Atlas Roads Group	18,280	84,551
Medibank Pvt	24,193	65,307
Metcash	155,864	401,906
Mineral Resources	97,605	1,480,198
Mirvac Group ‡	70,791	125,496
Money3	31,214	45,314
National Australia Bank	10,533	247,241
Navitas	18,894	71,252
New Hope	15,519	31,267
Newcrest Mining	17,305	316,120
NEXTDC *	106,537	489,332
Nine Entertainment Holdings	160,200	216,870
Oil Search	46,095	281,176
Orora	59,340	155,881
Qantas Airways	26,984	114,590
REA Group	2,228	132,226
Retail Food Group	133,800	210,781
Rio Tinto	2,512	155,558
Sandfire Resources NL	39,300	227,693
Scentre Group ‡	86,227	288,350
South32	50,783	156,318
Southern Cross Media Group	57,479	54,422
Spark Infrastructure Group	126,681	235,804
SpeedCast International	27,034	118,941
St. Barbara	45,323	138,051
Star Entertainment Grp	29,336	143,252
Stockland ‡	54,409	185,017
Suncorp Group	11,916	131,162
Super Retail Group	9,154	64,616
Sydney Airport	27,357	150,122
Tabcorp Holdings	24,107	100,430
Technology One	22,739	90,150
Teekay LNG Partners LP (A)	212,449	4,195,868
Telstra	212,124	627,313
Transurban Group	36,733	355,786
Vicinity Centres ‡	75,569	163,804
Vita Group	52,254	74,739

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

AUSTRALIA (continued)
Washington H Soul Pattinson	12,379	$171,870
Wesfarmers	19,107	674,519
Westpac Banking	7,413	184,937
WiseTech Global	8,901	111,101
Woodside Petroleum	16,054	428,452

		24,087,463

AUSTRIA — 0.4%
ams	20,942	1,932,312
BUWOG	13,700	491,570
Erste Group Bank	10,190	512,764
FACC *	8,002	203,666
Immobilien Anlagen	4,780	146,823
Lenzing	395	50,219
Oesterreichische Post	4,381	208,541
OMV	3,324	214,023
Rhi Magnesita *	5,739	370,516
S IMMO	4,053	75,782
Telekom Austria, Cl A	8,670	83,854
Verbund	7,928	219,500
Vienna Insurance Group Wiener Versicherung Gruppe	5,000	177,170
Wienerberger	5,642	153,827

		4,840,567

BELGIUM — 0.3%
Aedifica ‡	1,601	154,049
Anheuser-Busch InBev	3,783	428,067
Barco	1,594	196,717
Bekaert	1,905	86,707
bpost	6,682	222,169
Cofinimmo ‡	1,499	201,743
Colruyt	338	18,704
Econocom Group	9,190	76,675
Elia System Operator	1,619	99,499
Euronav	6,701	57,031
Groupe Bruxelles Lambert	4,211	496,051
Kinepolis Group	1,229	90,790
Proximus SADP	8,421	283,962
RealDolmen	1,639	68,638
Telenet Group Holding *	3,256	250,434
UCB	5,162	449,906
Umicore	6,376	335,329

		3,516,471

BRAZIL — 1.1%
Aliansce Shopping Centers *	17,400	99,507
Ambev ADR	102,357	703,193

COMMON STOCK — continued

	Shares	Value

BRAZIL (continued)
Arezzo Industria e Comercio	5,100	$95,677
B3 - Brasil Bolsa Balcao	68,772	562,955
Banco BTG Pactual	30,700	203,799
Banco Santander Brasil	25,379	285,494
BR Properties	23,000	79,987
BRF *	54,623	606,065
Cia de Locacao das Americas	3,900	29,085
Cia de Saneamento Basico do Estado de Sao Paulo	10,100	115,329
Cielo	69,821	589,074
Cosan Industria e Comercio	17,722	242,746
CPFL Energia *	14,431	97,158
CSU Cardsystem	97,100	361,458
Cyrela Brazil Realty Empreendimentos e Participacoes	37,456	176,111
Duratex	56,200	179,925
EcoRodovias Infraestrutura e Logistica	58,000	207,351
EDP - Energias do Brasil	11,900	51,208
Embraer	20,900	131,330
Engie Brasil Energia	6,700	75,580
Equatorial Energia	4,100	90,082
Estacio Participacoes	6,400	70,408
Fibria Celulose	12,381	213,267
Fleury	16,000	150,659
Gerdau ADR	130,000	582,400
Grendene	3,700	33,969
Iguatemi Empresa de Shopping Centers	10,300	139,014
Industrias Romi	43,400	110,339
IRB Brasil Resseguros S	12,500	147,324
Itau Unibanco Holding ADR	12,466	204,442
JBS	19,700	62,142
Klabin	12,500	69,876
Kroton Educacional	82,922	422,939
Linx	15,100	100,477
Localiza Rent a Car	11,400	92,245
Lojas Renner	12,905	153,353
Magazine Luiza	19,700	522,860
MRV Engenharia e Participacoes	45,000	213,983
Multiplan Empreendimentos Imobiliarios	10,000	227,684
Multiplus	4,000	44,193
Odontoprev	111,300	580,954
Petro Rio *	3,600	99,689

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

BRAZIL (continued)
QGEP Participacoes	23,800	$75,075
Qualicorp	5,100	48,967
Raia Drogasil	4,400	116,601
Rumo *	60,965	273,060
Sao Martinho	87,100	515,328
SLC Agricola	11,100	109,363
Sul America	16,900	107,681
Suzano Papel e Celulose	20,648	133,894
TIM Participacoes ADR	28,754	604,409
Transmissora Alianca de Energia Eletrica	9,100	57,553
Tupy	5,900	33,519
Ultrapar Participacoes	12,700	325,034
Vale	23,307	303,225
Vale ADR	30,087	393,839
Via Varejo	53,626	456,477
WEG	54,241	403,488

		13,182,844

CANADA — 2.4%
Agellan Commercial Real Estate
Investment Trust ‡	5,100	51,116
Agnico Eagle Mines	1,814	85,818
Air Canada, Cl B *	49,950	970,979
Algonquin Power & Utilities	15,600	169,444
Allied Properties ‡	3,039	102,165
Atco, Cl I	12,000	433,951
Aurora Cannabis *	16,100	153,146
Bank of Montreal	8,300	683,772
Bank of Nova Scotia	12,000	797,268
Barrick Gold	14,335	206,168
BCE	25,353	1,185,613
CAE	29,423	543,010
Canadian Apartment Properties ‡	4,600	135,233
Canadian Imperial Bank of Commerce	3,500	346,756
Canadian National Railway	7,487	600,056
Canadian Real Estate Investment Trust ‡	3,800	137,541
Canadian Tire, Cl A	800	111,629
Canopy Growth *	6,600	166,449
CCL Industries, Cl B	7,790	372,590
Celestica *	64,200	648,785
CES Energy Solutions	72,869	352,496
Chartwell Retirement Residences	9,400	119,220
Chorus Aviation	31,400	243,541
CI Financial	47,181	1,135,796

COMMON STOCK — continued

	Shares	Value

CANADA (continued)
Cineplex	3,500	$89,406
Cogeco	2,700	164,722
Cogeco Communications	1,155	71,554
Cominar Real Estate Investment Trust ‡	6,400	75,395
Constellation Software	693	447,977
Descartes Systems Group *	8,100	229,171
Dollarama	14,808	2,024,723
Domtar	21,000	1,078,560
Emera	9,800	362,520
Empire	6,600	127,707
Enbridge	26,658	976,414
Enercare	3,800	61,233
Extendicare	7,542	53,407
Fairfax Financial Holdings	200	105,203
First Capital Realty	7,900	132,116
Fortis	15,500	547,667
Franco-Nevada	1,900	145,280
Genworth MI Canada	7,000	240,390
George Weston	1,481	129,702
Gildan Activewear	4,089	139,059
Goldcorp	4,100	58,700
H&R ‡	7,500	128,171
Hardwoods Distribution	1,700	26,728
Hydro One (B)	9,500	171,541
Jean Coutu Group PJC, Cl A	4,100	80,800
Kelt Exploration *	32,951	201,992
Kinaxis *	2,821	189,970
Kinross Gold *	26,437	114,775
Kirkland Lake Gold	13,048	196,675
Laurentian Bank of Canada	2,226	96,279
Loblaw	7,549	408,935
Lululemon Athletica *	8,294	648,674
Magna International	12,400	708,312
Maple Leaf Foods	4,400	124,667
Martinrea International	19,704	230,521
MCAN Mortgage	2,900	41,993
Methanex	2,200	138,868
Metro, Cl A	6,976	233,441
Norbord	6,300	240,629
North West	2,800	66,335
Nutrien *	2,300	120,329
Open Text	11,642	398,668
Parex Resources *	11,626	173,634
Parkland Fuel	22,828	535,437
Pason Systems	7,833	117,049

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

CANADA (continued)
Pembina Pipeline	10,200	$347,712
Quebecor, Cl B	10,800	210,732
Restaurant Brands International	3,700	223,504
RioCan ‡	7,500	146,890
Ritchie Bros Auctioneers	1,600	52,046
Royal Bank of Canada	4,800	411,005
Saputo	6,300	216,812
Seven Generations Energy *	38,827	541,368
Shaw Communications, Cl B	8,255	180,201
Sienna Senior Living	3,959	56,971
SmartCentres Real Estate Investment Trust ‡	4,200	103,293
SNC-Lavalin Group	1,912	84,579
Stantec	2,200	63,997
Suncor Energy	2,743	99,372
Taseko Mines *	29,100	51,576
Thomson Reuters	4,800	207,727
TMX Group	5,000	314,512
Toromont Industries	2,200	96,067
Toronto-Dominion Bank	34,137	2,076,529
TransCanada	5,172	238,122
Trican Well Service *	91,918	287,711
Waste Connections	3,510	252,263
Westport Fuel Systems *	67,030	191,036
Wheaton Precious Metals	6,569	141,901
Yamana Gold	22,435	77,519

		29,081,316

CHILE — 0.2%
Administradora de Fondos de Pensiones Habitat	6,134	9,870
Aguas Andinas, Cl A	68,999	46,465
AntarChile	8,852	173,551
Antofagasta	5,378	71,091
Banco de Chile	497,909	85,280
Banco de Credito e Inversiones	1,203	91,857
Banmedica	17,378	61,835
CAP	26,477	344,737
Cristalerias de Chile	222	2,467
Empresa Nacional de Telecomunicaciones	5,957	71,368
Empresas CMPC	52,670	208,660
Empresas COPEC	14,473	251,344
Empresas Lipigas	11,300	112,484
Enel Chile	3,578,800	451,483
Multiexport Foods	38,222	17,633
Pacifico V Region	7,700	20,820

COMMON STOCK — continued

	Shares	Value

CHILE (continued)
Parque Arauco	28,360	$93,384
Quinenco	20,604	67,230
SACI Falabella	23,153	242,902
Sigdo Koppers	12,357	25,908
SONDA	49,466	102,644
Vina Concha y Toro	57,788	128,828

		2,681,841

CHINA — 4.2%
58.com ADR *	2,120	169,346
Agile Group Holdings	120,000	215,375
Agricultural Bank of China, Cl H	1,522,000	933,904
Air China, Cl H	38,000	55,572
Alibaba Group Holding ADR *	35,338	7,219,200
Aluminum Corp of China, Cl H *	214,000	144,989
Autohome ADR	5,589	465,452
Baidu ADR *	9,255	2,285,245
Bank of China, Cl H	2,234,000	1,345,086
Bank of Communications, Cl H	355,000	307,683
Baoye Group, Cl H	58,000	41,001
Baozun ADR *	4,462	173,795
BYD, Cl H	63,080	593,896
BYD Electronic International	94,000	231,676
Central China Real Estate	17,000	8,497
China Communications Services, Cl H	1,186,000	753,507
China Construction Bank, Cl H	2,561,213	2,953,237
China Datang Renewable Power, Cl H	136,000	17,559
China Medical System Holdings	66,000	141,574
China Mobile	100,000	1,055,908
China Petroleum & Chemical ADR	9,200	799,020
China Railway Group, Cl H	693,000	532,419
China Resources Beer Holdings	38,000	143,545
China Shenhua Energy, Cl H	317,466	988,194
China Telecom, Cl H	504,000	249,338
Chongqing Rural Commercial Bank, Cl H	962,000	871,902
CNOOC	255,000	397,039
COSCO SHIPPING Development, Cl H *	274,000	60,946
Country Garden Holdings	167,000	359,078
CRRC	399,821	396,108
Ctrip.com International ADR *	40,089	1,875,363
Datang International Power Generation, Cl H	214,000	70,853
Dongfeng Motor Group, Cl H	70,000	91,452

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

CHINA (continued)
GDS Holdings ADR *	18,031	$514,605
Golden Eagle Retail Group	49,000	62,325
Guangdong Electric Power Development, Cl B	96,271	39,751
Hangzhou Hikvision Digital Technology, Cl A	48,034	304,641
Hengan International Group	20,000	191,751
Hopefluent Group Holdings	212,000	110,571
Huadian Power International, Cl H	60,000	22,780
Huaneng Power International, Cl H	100,000	64,556
Industrial & Commercial Bank of China, Cl H	1,811,000	1,713,154
Inner Mongolia Yili Industrial Group, Cl A	58,036	314,571
Inner Mongolia Yitai Coal, Cl B	75,600	120,355
Jiangxi Copper, Cl H	65,000	110,014
Kweichow Moutai, Cl A	2,844	345,618
KWG Property Holding	264,000	446,151
NetEase ADR	1,400	448,224
New Oriental Education & Technology Group ADR	6,234	574,089
PetroChina, Cl H	776,000	615,035
Ping An Insurance Group of China, Cl H	67,732	802,205
Powerlong Real Estate Holdings	634,000	343,638
Shandong Weigao Group Medical Polymer, Cl H	260,000	192,441
Shanghai International Airport, Cl A	37,008	275,831
Shenzhou International Group Holdings	35,433	365,760
Shimao Property Holdings	54,777	163,505
Sihuan Pharmaceutical Holdings Group	539,000	206,707
Silergy	3,430	73,200
Sinopec Shanghai Petrochemical, Cl H	560,000	342,902
Sinopharm Group, Cl H	171,314	756,636
Sinotrans, Cl H	592,000	359,469
Sinotruk Hong Kong	258,000	339,046
SOHO China	98,000	58,254
Stella International Holdings	36,000	52,371
TAL Education Group ADR	42,329	1,378,656
Tencent Holdings	173,414	10,277,173
Tingyi Cayman Islands Holding	48,000	100,017
Tonghua Dongbao Pharmaceutical, Cl A	117,335	425,421

COMMON STOCK — continued

	Shares	Value

CHINA (continued)
Uni-President China Holdings	78,000	$71,492
Want Want China Holdings	139,000	122,783
Weibo ADR *	3,707	480,316
Xtep International Holdings	183,000	83,047
Yangzijiang Shipbuilding Holdings	438,600	534,960
YY ADR *	1,027	136,550
Zhaojin Mining Industry	109,500	93,225
Zhejiang Expressway, Cl H	362,000	428,515
Zijin Mining Group, Cl H	354,000	178,298

		50,588,368

COLOMBIA — 0.0%
Avianca Holdings ADR	9,602	78,544
Ecopetrol ADR	9,235	174,265

		252,809

CZECH REPUBLIC — 0.0%
UNIPETROL as	4,835	87,045

DENMARK — 0.7%
Carlsberg, Cl B	2,441	313,468
Chr Hansen Holding	3,997	349,392
Coloplast, Cl B	877	77,920
Columbus	19,282	48,700
Danske Bank	34,611	1,405,918
Dfds	4,400	263,949
DSV	1,462	120,238
FLSmidth	3,615	213,119
Genmab *	7,601	1,392,259
ISS	2,774	108,239
Matas	3,802	47,695
Novo Nordisk, Cl B	7,100	394,885
Novo Nordisk ADR	33,248	1,845,264
Novozymes, Cl B	5,052	280,222
Orsted (B)	9,463	574,615
Pandora	3,837	363,825
Rockwool International, Cl B	175	48,870
Royal Unibrew	1,611	97,877
Sydbank	5,800	237,051
TDC	34,181	228,139
Vestas Wind Systems	2,119	144,578

		8,556,223

EGYPT — 0.0%
Al Baraka Bank Egypt *	22,025	18,084
Alexandria Mineral Oils	210,900	115,959
Commercial International Bank Egypt SAE	30,708	136,221

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

EGYPT (continued)
ElSewedy Electric	13,400	$118,696
Faisal Islamic Bank of Egypt	39,617	37,643
Sidi Kerir Petrochemicals	69,100	101,537

		528,140

FINLAND — 0.3%
Amer Sports	4,390	123,888
Citycon	91,216	253,453
Elisa	4,423	188,136
Fortum	15,044	326,211
Huhtamaki	1,763	75,231
Kesko, Cl B	5,084	296,352
Kone, Cl B	11,268	644,933
Neste	6,234	430,956
Nokia	27,795	133,792
Orion, Cl B	6,075	243,622
Sampo, Cl A	11,130	646,293
UPM-Kymmene	5,003	168,580

		3,531,447

FRANCE — 2.3%
Air France-KLM *	35,723	554,846
Air Liquide	9,873	1,330,595
Airbus	6,293	722,714
Alten	2,681	271,615
Altran Technologies	3,831	71,299
Atos	5,489	865,493
AXA	39,540	1,300,671
BNP Paribas	26,608	2,200,155
Cie des Alpes	1,221	52,755
CNP Assurances	3,431	87,922
Danone	26,272	2,265,660
Dassault Systemes	4,882	562,972
Derichebourg	12,500	125,397
Eiffage	2,788	338,046
Engie	30,226	524,632
Essilor International Cie Generale d’Optique	1,519	215,750
Eurazeo	803	84,493
Exel Industries, Cl A	51	7,518
Gecina ‡	1,587	309,739
Hermes International	4,204	2,323,725
ICADE ‡	1,696	183,826
Iliad	555	143,601
Ingenico Group	1,419	161,554
Kaufman & Broad	4,600	240,097
Kering	362	183,283

COMMON STOCK — continued

	Shares	Value

FRANCE (continued)
Korian	2,735	$88,083
L’Oreal	2,931	666,302
LVMH Moet Hennessy Louis Vuitton	2,313	725,397
Maisons du Monde (B)	6,241	268,100
Mercialys ‡	3,927	89,321
Mersen	5,436	265,240
Nexity	2,412	145,240
Orange	58,498	1,056,383
Orpea	1,280	159,873
Prodware	1,603	24,758
Renault	1,482	162,968
Rubis SCA	3,352	247,205
Safran	7,268	820,610
Sanofi	12,816	1,131,647
SCOR	1,455	65,123
Sodexo	1,173	150,514
Ste Industrielle d’Aviation Latecoere *	25,210	173,087
Suez	7,591	113,190
Teleperformance	3,319	503,141
TOTAL	20,595	1,192,451
Ubisoft Entertainment *	32,686	2,797,692
Unibail-Rodamco ‡	1,923	493,261
Veolia Environnement	13,239	333,506
Vinci	3,088	333,552
Vivendi	9,803	287,600
Wendel	411	76,593

		27,499,195

GERMANY — 2.7%
Aareal Bank	2,400	121,246
adidas	2,514	584,615
ADO Properties (B)	9,395	506,236
ADVA Optical Networking *	38,675	326,277
Allianz	6,492	1,640,249
alstria office ‡	10,832	170,797
AURELIUS Equity Opportunities & KGaA	2,826	207,361
BASF	8,220	962,592
Bayer	20,054	2,624,767
Bechtle	1,364	124,302
Brenntag	1,164	75,467
Capital Stage	11,469	98,679
Carl Zeiss Meditec AG	5,808	380,378
Continental	397	119,134
CropEnergies	10,187	92,076

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

GERMANY (continued)
CTS Eventim & KGaA	3,068	$153,430
Daimler	71,867	6,578,707
Deutsche Boerse	1,252	160,650
Deutsche Lufthansa	16,382	584,548
Deutsche Pfandbriefbank (B)	4,166	76,913
Deutsche Telekom	63,318	1,110,408
Deutsche Wohnen	10,580	478,139
E.ON	70,759	743,135
Evonik Industries	1,927	76,081
Fraport Frankfurt Airport Services Worldwide	4,813	569,118
Freenet	3,906	149,656
Fresenius & KGaA	5,681	497,116
Fresenius Medical Care & KGaA	1,085	125,279
GEA Group	1,760	87,471
Grammer	2,000	126,018
Grand City Properties	5,924	143,937
GRENKE	606	72,191
Hannover Rueck	506	69,168
Henkel & KGaA	3,765	471,186
Infineon Technologies	7,661	222,666
Innogy (B)	4,942	188,368
KION Group	1,170	107,378
Krones	462	64,473
KWS Saat	302	127,483
LEG Immobilien	2,322	261,825
Leoni	6,868	527,481
Linde *	1,588	387,615
MAN	704	83,735
Merk	794	86,770
MTU Aero Engines	2,416	432,843
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	1,159	272,756
NORMA Group	3,529	277,784
ProSiebenSat.1 Media	1,152	44,038
Puma	766	322,400
QIAGEN *	4,935	165,064
SAP	8,117	915,359
Scout24 (B)	6,447	298,401
SGL Carbon *	20,499	318,897
Siemens	4,729	717,241
Siltronic *	979	162,267
Software	2,194	118,847
STRATEC Biomedical	2,140	194,487
Symrise	1,082	90,489
Talanx	1,630	72,126

COMMON STOCK — continued

	Shares	Value

GERMANY (continued)
Telefonica Deutschland Holding	8,989	$45,423
TLG Immobilien	6,595	185,542
TUI	2,748	62,155
Uniper	5,978	178,351
Vapiano * (B)	6,871	195,354
Volkswagen	594	131,641
Wirecard	36,723	4,573,049
Wuestenrot & Wuerttembergische	3,403	101,823

		32,241,458

GREECE — 0.1%
Aegean Airlines	4,986	56,766
FF Group *	4,993	119,519
Hellenic Telecommunications Organization	18,639	292,739
Motor Oil Hellas Corinth Refineries	17,400	435,302
Mytilineos Holdings	12,800	160,508
Navios Maritime Acquisition	22,000	17,160

		1,081,994

HONG KONG — 2.3%
3SBio * (B)	43,500	88,639
AIA Group	65,212	558,532
Alibaba Pictures Group *	100,000	13,934
ANTA Sports Products	25,000	120,483
ASM Pacific Technology	11,900	162,467
Beijing Enterprises Holdings	9,000	55,282
Beijing Jingneng Clean Energy, Cl H	562,000	159,491
BOC Aviation (B)	10,700	62,920
Brightoil Petroleum Holdings (C) *	139,000	26,653
Cafe de Coral Holdings	16,000	42,339
Changan Minsheng APLL Logistics, Cl H	22,000	14,484
China Conch Venture Holdings	157,500	440,931
China Dongxiang Group	755,000	153,458
China Everbright	124,000	305,932
China Everbright International	40,000	61,156
China Evergrande Group	177,000	584,898
China Gas Holdings	82,000	240,047
China Goldjoy Group	840,000	75,166
China Hongqiao Group	74,000	94,408
China Huishan Dairy Holdings *	166,000	8,913
China Innovationpay Group *	896,000	44,670
China Lilang	66,000	59,819
China Minsheng Banking, Cl H	11,400	13,043
China National Materials	122,000	111,198

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

HONG KONG (continued)
China Railway Signal & Communication, Cl H (B)	273,664	$210,951
China Resources Gas Group	30,000	98,752
China Resources Phoenix Healthcare Holdings	53,500	77,282
China Resources Power Holdings	70,000	129,214
China Sanjiang Fine Chemicals	312,000	134,410
China SCE Property Holdings	688,000	370,268
China State Construction International Holdings	38,000	54,989
China Suntien Green Energy, Cl H	608,000	150,783
China Vanke, Cl H	20,600	100,858
China Water Affairs Group	220,000	207,551
China Zhongwang Holdings	554,000	318,690
CIFI Holdings Group	308,000	266,160
CIMC Enric Holdings	197,443	217,568
CITIC	90,000	141,972
CK Asset Holdings	18,500	176,542
CK Infrastructure Holdings	20,000	178,073
CLP Holdings	44,500	454,235
COSCO SHIPPING Ports	56,000	58,630
CSPC Pharmaceutical Group	204,640	454,136
CT Environmental Group	250,000	48,577
Dali Foods Group (B)	58,500	57,508
Dawnrays Pharmaceutical Holdings	3,000	1,722
Esprit Holdings *	75,800	30,620
Far East Horizon	381,000	410,581
First Pacific	102,000	72,758
Fullshare Holdings	117,500	55,426
Future World Financial Holdings *	720,000	22,550
Galaxy Entertainment Group	311,596	2,760,395
Geely Automobile Holdings	260,000	832,582
Global Brands Group Holding *	544,000	47,288
GOME Retail Holdings	371,000	46,952
G-Resources Group	1,956,000	24,004
Guangdong Investment	72,000	107,135
Guangnan Holdings	268,000	33,574
Guangzhou Automobile Group, Cl H	192,000	434,922
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	64,262
Guangzhou R&F Properties	40,000	112,494
Haier Electronics Group	115,311	395,050
Hang Lung Group	13,000	49,440
Hang Seng Bank	21,700	516,518

COMMON STOCK — continued

	Shares	Value

HONG KONG (continued)
Health and Happiness H&H International Holdings *	7,500	$52,684
Henderson Land Development	14,470	101,182
HK Electric Investments & HK Electric Investments (B)	111,500	103,053
HKBN	92,000	115,725
HKT Trust & HKT	188,000	234,320
Holly Futures, Cl H	37,000	7,331
Hong Kong & China Gas	192,900	381,231
Hong Kong Exchanges & Clearing	10,500	397,845
Hongkong Land Holdings	12,600	90,720
Hopewell Holdings	60,000	242,757
Hua Han Health Industry Holdings * (C)	564,000	—
Huaneng Renewables, Cl H	396,000	137,186
Hysan Development	19,000	106,140
IGG	81,000	89,981
Jardine Matheson Holdings	3,900	247,572
Jardine Strategic Holdings	2,300	91,540
Jiangsu Expressway, Cl H	44,000	67,834
JNBY Design	72,500	109,769
Johnson Electric Holdings	12,500	51,054
Kerry Properties	18,500	88,448
Kingboard Chemical Holdings	136,000	748,442
Kingboard Laminates Holdings	124,000	218,432
KuangChi Science *	201,000	58,070
Kunlun Energy	126,000	124,991
Landing International Development *	4,320,000	193,285
Lee & Man Paper Manufacturing	365,000	430,199
Lee’s Pharmaceutical Holdings	39,500	65,643
Li & Fung	58,000	29,583
Link ‡	20,000	176,922
Longfor Properties	39,500	129,013
Lonking Holdings	367,000	164,203
Luye Pharma Group	40,000	35,742
Luzheng Futures, Cl H	222,000	44,555
Man Wah Holdings	100,000	106,358
MGM China Holdings	40,800	125,697
MTR	53,500	306,392
New World Development	1,529,325	2,475,025
Nexteer Automotive Group	90,360	193,596
Nine Dragons Paper Holdings	576,000	896,842
NWS Holdings	27,000	52,601
PW Medtech Group *	62,000	12,514
Red Star Macalline Group, Cl H (B)	52,000	68,468

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

HONG KONG (continued)
Road King Infrastructure	20,000	$41,162
Sands China	64,550	384,528
Shanghai Haohai Biological Technology, Cl H (B)	7,800	43,573
Shanghai Industrial Holdings	23,000	67,330
Shanghai Prime Machinery, Cl H	192,000	41,970
Shangri-La Asia	58,000	147,546
Shenzhen International Holdings	40,780	82,679
Shui On Land	188,000	65,369
Shun Tak Holdings	114,000	49,111
Sino Biopharmaceutical	210,000	387,107
Sino Land	32,000	58,988
Sinopec Kantons Holdings	86,000	54,859
SJM Holdings	104,000	103,965
SSY Group	76,690	56,273
Superb Summit International Group * (C)	75,000	—
Swire Pacific, Cl A	4,000	40,012
Swire Properties	17,800	62,233
Techtronic Industries	79,672	530,627
Television Broadcasts	15,400	54,925
Tianyun International Holdings	1,696,000	302,748
Tibet Water Resources	142,000	61,718
Tong Ren Tang Technologies, Cl H	38,000	61,013
Tonly Electronics Holdings	800	962
Town Health International Medical Group	1,086,000	95,791
TPV Technology	298,000	42,285
Vitasoy International Holdings	90,000	230,101
VTech Holdings	9,000	124,485
Welling Holding	30,000	7,823
West China Cement *	406,000	70,066
WH Group (B)	1,079,000	1,336,569
Wharf Real Estate Investment *	13,000	89,822
Yue Yuen Industrial Holdings	19,000	85,738
Yuexiu Property	346,000	74,307
Yuzhou Properties	375,000	277,080
Zhongsheng Group Holdings	102,000	256,348

		28,186,343

HUNGARY — 0.0%
Magyar Telekom Telecommunications	108,400	202,496
OTP Bank	5,706	264,537

		467,033

INDIA — 1.4%
ACC	863	23,273

COMMON STOCK — continued

	Shares	Value

INDIA (continued)
Aditya Birla Capital *	5,650	$15,177
Amara Raja Batteries	3,708	47,228
Ambuja Cements	16,467	67,780
Ashok Leyland	38,492	76,314
Asian Paints	3,335	59,161
Axis Bank	12,909	120,477
Bajaj Auto	1,435	75,291
Bajaj Finserv	1,143	86,481
Bharat Petroleum	11,539	89,313
Bharti Airtel	63,826	441,387
Bharti Infratel	20,247	111,909
Biocon	6,000	58,006
Bosch	210	64,054
Cadila Healthcare	9,430	63,130
Castrol India	21,750	63,400
Cipla	7,606	70,812
Colgate-Palmolive India	4,423	77,979
Container of India	4,952	108,245
Crompton Greaves Consumer Electricals	40,096	157,065
Cummins India	4,414	62,729
Dabur India	12,231	68,382
Divi’s Laboratories	3,200	52,294
Edelweiss Financial Services	31,395	138,554
Eicher Motors	215	91,010
Garware Wall Ropes	464	7,442
GlaxoSmithKline Consumer Healthcare	677	70,705
Godrej Properties *	5,850	73,544
Grasim Industries	4,036	73,611
Havells India	12,289	100,924
HCL Technologies	5,327	82,626
HDFC Bank ADR	29,508	3,204,274
Hero MotoCorp	1,088	63,146
Hinduja Global Solutions	2,213	32,113
Hindustan Unilever	12,631	271,938
Housing Development & Infrastructure *	64,905	59,034
Housing Development Finance	5,185	159,478
HT Media	11,894	18,429
Indian Oil	15,576	102,267
Indraprastha Gas	62,302	298,415
IndusInd Bank	3,140	86,547
Infinite Computer Solutions India *	1,482	9,165
Infosys ADR	18,260	328,863
InterGlobe Aviation (B)	3,998	76,369

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA (continued)
Jindal Stainless Hisar *	2,429	$7,575
JSW Steel	27,960	127,461
Kalpataru Power Transmission	1,686	11,767
KAMA Holdings *	209	12,163
Kotak Mahindra Bank	4,873	84,962
Larsen & Toubro	13,948	310,632
LIC Housing Finance	9,616	80,877
Lupin	5,900	81,978
Mahindra & Mahindra	9,654	115,818
Marico	15,908	77,384
Maruti Suzuki India	4,209	629,308
Mindtree	13,135	159,015
Motherson Sumi Systems	30,393	174,797
Natco Pharma	3,600	53,595
Nestle India	523	61,417
NHPC	141,670	65,596
NMDC	26,177	57,742
NTPC	65,095	174,242
Nucleus Software Exports	5,172	35,376
Oberoi Realty	8,400	69,837
Oracle Financial Services Software	4,561	299,936
PDS Multinational Fashions *	7,636	39,018
Petronet LNG	75,099	300,792
Pidilite Industries	5,818	81,987
Piramal Enterprises	2,368	102,123
Polyplex	6,168	48,817
Power Grid Corp of India	56,149	171,085
Rajesh Exports	8,965	115,784
Reliance Industries	197,443	2,984,132
Sharda Motor Industries	459	16,643
Shree Cement	258	69,795
Shriram Transport Finance	3,776	81,912
SpiceJet *	61,441	120,025
State Bank of India	69,202	340,822
Sun Pharmaceutical Industries	16,409	149,607
Sundaram-Clayton	94	7,157
Tata Consultancy Services	11,715	573,255
Tata Power	92,670	129,672
Titan	25,596	349,932
Torrent Power	11,100	49,816
UltraTech Cement	1,100	75,785
United Spirits *	1,504	77,693
Vakrangee	18,137	104,011
Venky’s India	94	4,001
West Coast Paper Mills	36,923	154,969

COMMON STOCK — continued

	Shares	Value

INDIA (continued)
Wipro	16,891	$80,918
WNS Holdings ADR *	8,442	375,331
Yes Bank	33,969	189,275
Zee Entertainment Enterprises	32,845	306,587

		17,200,763

INDONESIA — 0.5%
Adaro Energy	1,337,900	244,826
AKR Corporindo	102,100	47,472
Aneka Tambang Persero *	938,800	64,160
Astra International	471,900	299,597
Bank Central Asia	600,965	1,020,049
Bank Pembangunan Daerah Jawa Timur	2,810,400	163,731
Bekasi Fajar Industrial Estate	4,561,000	101,448
BFI Finance Indonesia	215,100	10,925
Bumi Serpong Damai	1,664,396	226,254
Ciputra Development	962,800	97,801
Erajaya Swasembada	754,300	45,424
Hanjaya Mandala Sampoerna	169,000	61,852
Hanson International *	4,952,300	41,058
Indah Kiat Pulp & Paper	132,400	92,710
Indo Tambangraya Megah	165,200	373,870
Indofood Sukses Makmur	122,700	71,025
Japfa Comfeed Indonesia	693,200	75,631
Kalbe Farma	2,321,200	288,665
Lippo Karawaci	2,046,800	84,083
Mandala Multifinance	334,400	35,966
Mitra Keluarga Karyasehat	292,000	41,548
Mitra Pinasthika Mustika	573,500	35,125
Perusahaan Gas Negara Persero	1,980,200	386,027
Perusahaan Perkebunan London Sumatra Indonesia	2,908,300	284,563
PP Properti	1,920,000	27,534
Salim Ivomas Pratama	1,084,400	42,117
Samindo Resources TBK	564,700	32,899
Samudera Indonesia	308,000	12,998
Saratoga Investama Sedaya	30,600	8,708
Semen Baturaja Persero TBK, Cl B	229,300	63,369
Semen Indonesia Persero	184,800	153,902
Sri Rejeki Isman	3,770,100	107,568
Sugih Energy *	2,112,200	7,888
Telekomunikasi Indonesia Persero	1,119,967	333,769
Tower Bersama Infrastructure	78,000	35,829
Tunas Baru Lampung	80,200	7,398
Unilever Indonesia	18,800	76,388
United Tractors	140,100	407,058

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

INDONESIA (continued)
Waskita Karya Persero	262,800	$55,549
Wijaya Karya Persero	230,500	35,810

		5,602,594

IRELAND — 0.7%
Accenture PLC, Cl A	7,352	1,181,466
Bank of Ireland Group *	20,325	198,344
C&C Group PLC	940	3,519
CRH PLC	8,173	303,606
Experian PLC	6,419	147,920
Hibernia PLC ‡	41,039	78,059
Icon PLC ADR *	2,894	316,951
Irish Residential Properties PLC ‡	44,767	83,371
Kerry Group PLC, Cl A	2,546	271,056
Paddy Power Betfair PLC	829	96,132
Ryanair Holdings PLC ADR *	39,081	4,795,630
Seagate Technology PLC	15,300	844,560

		8,320,614

ISRAEL — 0.3%
Amot Investments	15,663	93,715
Azrieli Group	2,442	133,042
Bank Hapoalim	38,928	291,429
Bezeq The Israeli Telecommunication	346,242	571,577
Check Point Software Technologies *	1,700	175,797
Delek Automotive Systems	7,068	54,960
Delta-Galil Industries	1,492	52,838
Elbit Systems	3,320	501,366
Frutarom Industries	3,684	384,285
Israel Discount Bank, Cl A *	137,724	412,421
Jerusalem Oil Exploration *	1,795	110,969
Kenon Holdings *	7	209
Melisron	1,774	79,529
Mizrahi Tefahot Bank	3,810	74,238
Nice	1,433	130,831
Oil Refineries	133,566	63,315
Orbotech*	1,000	53,260
Paz Oil *	1,185	204,457
Rami Levy Chain Stores Hashikma Marketing 2006	1,610	94,494
Shufersal	19,586	141,187
SodaStream International *	2,400	188,712
Teva Pharmaceutical Industries ADR	16,877	344,460
Tower Semiconductor *	–	12

		4,157,103

COMMON STOCK — continued

	Shares	Value

ITALY — 1.2%
ACEA	13,500	$260,801
Amplifon	10,139	180,136
Ansaldo STS	5,099	77,235
Assicurazioni Generali	11,532	228,653
Atlantia	10,324	341,980
Azimut Holding	16,681	379,829
Brembo	8,640	139,452
Cementir Holding	14,211	133,387
CNH Industrial	297,300	4,398,005
Davide Campari-Milano	31,570	251,246
De’ Longhi	2,186	73,551
DiaSorin	1,730	167,428
Ei Towers	6,519	398,211
Enel	205,148	1,301,532
Eni	89,833	1,615,664
ERG	4,679	96,840
EXOR	2,407	185,940
Ferrari	1,926	229,655
FNM	48,668	44,937
Gima TT * (B)	17,651	383,727
Infrastrutture Wireless Italiane (B)	52,971	383,090
Interpump Group	5,761	207,712
Intesa Sanpaolo	99,891	391,966
Iren	73,200	237,202
Italgas	13,912	85,914
Leonardo	8,392	101,274
Luxottica Group	3,463	222,715
Maire Tecnimont	48,320	251,967
Moncler	16,889	556,508
OVS (B)	31,332	232,236
Parmalat	32,571	126,371
Pfeiffer Vacuum Technology	437	86,593
Poste Italiane (B)	7,701	63,716
Recordati	8,067	367,274
Reply	1,108	71,946
Snam	34,816	169,403
Tenaris	6,312	109,910
Terna Rete Elettrica Nazionale	19,596	117,950

		14,671,956

JAPAN — 4.9%
Activia Properties ‡	20	88,944
ADEKA	13,600	240,432
Advance Residence Investment ‡	37	94,898
Aeon Mall	5,300	116,564
Aica Kogyo	3,700	142,686

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN (continued)
Aichi Steel	4,800	$196,977
Aiphone	1,400	25,747
Air Water	3,500	74,732
Aisan Industry	11,600	139,515
Aisin Seiki	1,500	87,524
Ajinomoto	4,200	79,637
ANA Holdings	2,800	113,877
Asahi Group Holdings	13,100	658,900
Asahi Intecc	8,666	336,178
Asahi Kasei	13,000	169,630
Asanuma	33,000	118,494
Astellas Pharma	18,400	242,704
Bridgestone	2,900	140,949
Brother Industries	24,200	618,688
Calbee	4,000	140,698
Canon	5,900	235,038
Central Japan Railway	800	151,324
Chiba Bank	12,000	103,765
Chugai Pharmaceutical	1,305	68,974
Chugoku Electric Power	7,300	80,710
Citizen Watch	9,900	75,631
Concordia Financial Group	14,000	84,767
Cosmo Energy Holdings	13,500	528,648
Credit Saison	3,800	69,024
Dai Nippon Printing	4,000	89,035
Daicel	12,000	145,315
Daifuku	2,045	136,745
Daiho	26,000	135,752
Daito Trust Construction	1,100	192,099
Daiwa House Investment, Cl A ‡	38	93,355
East Japan Railway	1,500	149,011
Eco’s	1,300	15,271
Eisai	3,000	171,228
FALCO HOLDINGS	2,400	38,736
Fancl	4,100	129,005
FANUC	8,100	2,186,933
Fast Retailing	200	89,200
FP	2,000	105,340
Frontier Real Estate Investment ‡	9	37,593
Fuji Electric	48,115	395,780
Fuji Machine Manufacturing	6,400	134,836
FUJIFILM Holdings	2,600	99,789
Fukuoka Financial Group	10,000	57,891
GLP J-Reit ‡	84	97,411
Grandy House	6,700	35,120

COMMON STOCK — continued

	Shares	Value

JAPAN (continued)
Gunma Bank	54,800	$329,794
Hachijuni Bank	8,400	49,706
Hirose Electric	840	125,804
Hiroshima Bank	11,000	91,893
Hisamitsu Pharmaceutical	700	48,090
Hokkaido Electric Power	11,000	71,641
Hokko Chemical Industry	9,100	66,359
Hokkoku Bank	1,400	58,991
Hokuetsu Kishu Paper	22,000	144,087
Hokuriku Electric Power	4,700	38,402
Hoshizaki	200	18,888
House Foods Group	6,400	222,479
IBJ Leasing	5,600	146,861
Ichikoh Industries	53,259	498,587
Idemitsu Kosan	3,400	127,068
ITOCHU	145,400	2,848,865
Itochu Techno-Solutions	10,435	457,852
Itoham Yonekyu Holdings	19,000	174,389
Japan Aviation Electronics Industry	17,000	285,124
Japan Exchange Group	3,800	68,259
Japan Hotel Investment, Cl A ‡	127	94,113
Japan Post Holdings	4,000	47,705
Japan Prime Realty Investment ‡	24	84,858
Japan Real Estate Investment ‡	23	118,192
Japan Retail Fund Investment ‡	55	109,577
JBCC Holdings	5,000	54,640
JSR	2,800	66,275
JXTG Holdings	92,650	614,272
Kaga Electronics	6,300	172,547
Kaken Pharmaceutical	12,400	649,702
Kamigumi	3,500	76,752
Kandenko	26,900	296,425
Kaneka	36,000	333,718
Kao	3,200	221,687
KDDI	34,200	862,440
Keio	3,000	142,347
Kewpie	4,500	128,401
Keyence	4,653	2,831,353
Kirin Holdings	7,000	174,471
Kitagawa Iron Works	1,800	51,278
Kitano Construction	8,000	30,704
Koa	7,538	182,564
Kobayashi Pharmaceutical	2,300	152,322
Koito Manufacturing	5,063	355,713
Konami Holdings	1,700	97,170

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN (continued)
Konica Minolta	17,800	$177,071
Kose	3,284	565,533
Kuraray	8,600	160,703
Kusuri no Aoki Holdings	5,444	285,240
Kyowa Exeo	15,100	391,159
Kyowa Hakko Kirin	6,800	132,985
Kyushu Financial Group	7,810	46,715
Leopalace21	29,400	243,721
LINE *	26,411	1,250,754
M&A Capital Partners *	1,320	103,138
M3	2,700	98,681
Makino Milling Machine	12,000	134,872
Makita	2,600	122,415
Maruichi Steel Tube	1,800	54,081
Mebuki Financial Group	12,870	58,355
MEIJI Holdings	1,100	91,994
MINEBEA MITSUMI	12,890	291,285
Miraca Holdings	2,200	100,760
Mitsubishi Gas Chemical	4,500	126,958
Mitsubishi Motors	7,700	57,061
Mitsubishi Tanabe Pharma	6,100	124,660
Mitsui	22,248	390,058
Miura	14,297	406,634
Mizuho Financial Group	376,300	707,652
Morinaga Milk Industry	6,600	310,745
Mory Industries	1,400	53,861
MS&AD Insurance Group Holdings	2,200	74,784
NEC	1,900	57,259
NET One Systems	23,518	355,237
NH Foods	6,000	144,105
Nichias	14,049	190,589
Nidec	1,100	175,827
Nifco	4,175	292,560
Nihon M&A Center	3,400	202,437
Nintendo	5,400	2,372,795
Nippon Building Fund ‡	24	128,607
Nippon Chemi-Con	5,200	176,001
Nippon Prologis ‡	49	112,435
Nippon Shinyaku	1,000	68,792
Nippon Telegraph & Telephone	52,900	2,515,379
Nishi-Nippon Financial Holdings	13,200	172,542
Nissan Chemical Industries	2,200	89,576
Nisshin Seifun Group	9,900	198,326
Nissin Electric	11,500	127,778
Nissin Foods Holdings	900	66,612

COMMON STOCK — continued

	Shares	Value

JAPAN (continued)
Nitori Holdings	2,100	$334,419
Nittoc Construction	13,300	85,978
NOF	2,100	56,323
NOK	11,661	271,203
Nomura Real Estate Holdings	10,400	248,830
Nomura Real Estate Master Fund ‡	81	112,778
Nomura Research Institute	1,430	65,756
Noritz	3,800	74,977
NTT Data	5,000	58,762
NTT DOCOMO	26,700	661,447
Obic	1,100	85,545
Odakyu Electric Railway	6,000	131,904
Okinawa Electric Power	5,610	142,704
Ono Pharmaceutical	5,000	123,408
Onward Holdings	8,000	68,664
Oracle Japan	1,900	152,808
Oriental Land	700	68,352
Orix JREIT ‡	64	98,547
Osaka Gas	12,000	237,758
Otsuka	1,300	108,958
Otsuka Holdings	5,700	253,020
Paltac	5,518	243,880
Plenus	6,300	123,438
Recruit Holdings	108,652	2,646,383
Resona Holdings	144,500	870,018
Ricoh	5,700	55,971
Rohm	2,357	258,434
Ryoden	7,300	127,382
Ryohin Keikaku	1,022	341,228
Sakai Ovex	1,500	35,964
San-In Godo Bank	23,600	243,415
Sanko Metal Industrial	1,000	39,150
Santen Pharmaceutical	5,400	88,096
Sawai Pharmaceutical	800	36,567
SCREEN Holdings	3,700	321,297
Sekisui House	3,700	67,716
Seria	3,129	186,301
Seven Bank	19,500	71,805
Shimadzu	4,000	100,797
Shimamura	500	58,762
Shin-Etsu Chemical	2,500	284,190
Shinsei Bank	4,600	80,101
Shizuoka Bank	5,000	53,174
Showa	10,600	132,536
Showa Shell Sekiyu	8,600	121,867

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN (continued)
SoftBank Group	9,300	$764,990
Soken Chemical & Engineering	500	10,959
Sompo Holdings	2,900	115,979
Start Today	6,466	189,828
SUMCO	10,852	295,430
Sumitomo	69,200	1,191,049
Sumitomo Metal Mining	3,000	140,368
Sumitomo Mitsui Financial Group	6,700	299,373
Sumitomo Osaka Cement	33,000	155,372
Sundrug	800	34,405
Suruga Bank	4,200	84,716
Suzuki Motor	13,400	764,452
T&D Holdings	4,500	80,091
T&K Toka	1,900	25,630
Tachibana Eletech	4,300	84,671
Tadano	12,324	214,939
Taiheiyo Cement	1,800	76,422
Taisho Pharmaceutical Holdings	1,300	106,220
Takashimaya	10,000	103,600
Takeda Pharmaceutical	5,700	334,941
TechnoPro Holdings	7,509	411,320
Teijin	3,000	66,254
Terumo	3,100	151,635
Toa Oil	10,000	14,967
Toho Gas	3,800	111,212
Tohoku Electric Power	11,000	141,770
Tokai Carbon	7,435	107,674
Tokai Rika	41,600	900,057
Tokio Marine Holdings	2,700	127,123
Tokuyama	8,800	278,904
Tokyo Electron	3,600	674,691
Tokyo Gas	14,400	342,028
Tokyo Tatemono	22,277	357,305
Tomoku	3,600	73,038
Toray Industries	15,000	149,079
Towa Bank	15,200	209,266
Toyo Suisan Kaisha	2,000	81,066
Toyota Motor	9,860	675,578
Trend Micro	1,400	75,405
Ulvac	2,900	193,652
United Urban Investment ‡	70	110,607
USS	6,900	153,586
Wacoal Holdings	4,500	137,881
Yachiyo Industry	4,800	74,634
Yahoo Japan	12,900	62,036

COMMON STOCK — continued

	Shares	Value

JAPAN (continued)
Yamaguchi Financial Group	24,000	$280,956
Yokogawa Electric	4,800	101,830
Yotai Refractories	27,400	165,619
Yushiro Chemical Industry	2,100	33,680

		58,959,098

MALAYSIA — 0.6%
AirAsia	587,000	624,001
Allianz Malaysia	8,400	28,250
Astro Malaysia Holdings	94,800	63,236
Batu Kawan	1,800	9,144
Capitaland Malaysia Mall Trust ‡	92,100	32,290
Coastal Contracts	24,000	8,077
CSC Steel Holdings	19,700	7,778
Dialog Group	101,400	66,627
DiGi.Com	117,800	149,539
Favelle Favco	44,500	30,983
Fraser & Neave Holdings	6,400	47,886
Gamuda	34,900	45,856
Genting	171,800	424,683
Genting Malaysia	132,900	188,065
Hai-O Enterprise, Cl O	48,300	66,718
HAP Seng Consolidated	16,100	40,149
Heineken Malaysia	8,900	43,534
Hengyuan Refining *	78,300	259,449
Hong Leong Bank	24,116	115,183
Hua Yang	46,000	7,140
I-BHD	118,300	16,086
IGB ‡	100,100	41,114
IHH Healthcare	114,200	175,846
IJM	102,000	80,769
Kim Loong Resources	24,400	26,167
KLCCP Stapled Group	34,200	68,001
Kuala Lumpur Kepong	9,700	62,790
Kumpulan Fima	93,900	37,813
Magnum	50,700	24,046
Malayan Banking	47,600	123,307
Malaysian Pacific Industries	143,700	386,264
Maxis	46,500	72,471
MISC	36,400	70,425
My EG Services	212,100	135,613
Padini Holdings	286,100	373,552
Petron Malaysia Refining & Marketing	38,300	113,483
Petronas Chemicals Group	119,200	248,839
Petronas Dagangan	26,100	165,174

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

MALAYSIA (continued)
PPB Group	18,700	$83,622
Public Bank	89,794	506,556
Scientex *	31,600	70,949
Selangor Properties	1,300	1,621
Sime Darby Plantation *	59,800	84,382
SP Setia Group	59,640	34,021
Success Transformer	53,200	14,711
Sunway ‡	254,737	114,805
Sunway Construction Group	1,680	1,103
Telekom Malaysia	64,900	102,497
Tenaga Nasional	357,700	1,447,997
Tong Herr Resources	56,200	58,860
Top Glove	61,600	146,463
Unisem M	581,900	450,914
ViTrox	6,000	9,736
Yinson Holdings	102,500	110,974
YTL Power International	224,298	71,932

		7,791,491

MEXICO — 0.5%
Alpek, Cl A	44,400	64,196
Alsea	19,600	64,134
America Movil ADR, Cl L	37,569	702,540
Arca Continental	32,886	239,298
Banregio Grupo Financiero	3,800	23,627
Becle *	45,400	82,278
Bio Pappel *	51,718	55,853
Cemex *	1	1
Cia Minera Autlan	53,335	50,722
Coca-Cola Femsa	6,900	52,818
Concentradora Fibra Danhos ‡	25,800	42,903
Concentradora Hipotecaria SAPI ‡	36,100	37,125
Consorcio ARA	198,021	82,989
El Puerto de Liverpool	8,400	62,279
Fibra Uno Administracion ‡	80,500	126,772
Genomma Lab Internacional, Cl B *	19,000	20,805
Gentera	49,400	44,830
Gruma, Cl B	3,300	39,461
Grupo Aeroportuario del Pacifico, Cl B	33,400	350,066
Grupo Aeroportuario del Sureste, Cl B	4,600	89,473
Grupo Elektra DE	3,620	132,159
Grupo Financiero Banorte, Cl O	74,845	479,349
Grupo Financiero Inbursa, Cl O	1,926	3,408
Grupo Financiero Interacciones, Cl O	13,134	63,356

COMMON STOCK — continued

	Shares	Value

MEXICO (continued)
Grupo Lala, Cl B	27,800	$44,527
Grupo Mexico	104,600	369,353
Grupo Sanborns	4,149	4,614
Grupo Televisa	39,200	162,282
Grupo Televisa ADR	6,900	142,830
Industrias Bachoco	2,179	11,221
Industrias Penoles	6,500	150,628
Infraestructura Energetica Nova	12,800	66,711
Inmobiliaria Vesta	27,100	37,363
Kimberly-Clark de Mexico, Cl A	21,300	39,907
Macquarie Mexico Real Estate Management ‡	39,400	43,821
Mexichem	41,513	117,747
Nemak (B)	195,227	163,426
Organizacion Cultiba	25,933	21,736
PLA Administradora Industrial S de RL ‡	58,500	89,109
Prologis Property Mexico ‡	246,563	450,157
Promotora y Operadora de Infraestructura	24,252	248,296
Rassini	6,662	27,147
Wal-Mart de Mexico	179,143	448,152

		5,549,469

NETHERLANDS — 2.1%
Aalberts Industries	13,063	713,612
ABN AMRO Group (B)	2,780	94,192
Accell Group	2,307	66,738
Aegon	133,200	910,888
Akzo Nobel	4,726	442,534
Altice, Cl A *	159,462	1,713,726
Altice, Cl B *	4,835	51,895
AMG Advanced Metallurgical Group	1,912	102,408
APERAM	4,868	289,503
ASM International	2,408	173,281
ASML Holding	13,277	2,690,215
ASML Holding, Cl G	4,062	824,424
Basic-Fit * (B)	2,004	54,489
Cimpress *	1,100	140,151
Corbion	3,291	107,706
Core Laboratories	15,676	1,791,767
Eurocommercial Properties ‡	1,243	58,613
Euronext (B)	1,166	79,042
Gemalto	504	31,143
ING Groep	107,974	2,122,105
InterXion Holding *	42,348	2,657,337

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

NETHERLANDS (continued)
James Hardie Industries	18,672	$328,152
Koninklijke Ahold Delhaize	9,927	221,479
Koninklijke KPN	95,353	333,849
Koninklijke Philips Electronics	11,633	474,598
Koninklijke Vopak	1,666	75,270
LyondellBasell Industries, Cl A	8,000	958,720
NN Group	44,743	2,110,938
OCI *	49,927	1,265,159
Philips Lighting (B)	9,300	366,024
Refresco Group (B)	5,145	127,054
RELX	21,562	479,593
Royal Dutch Shell, Cl A	20,041	700,709
Royal Dutch Shell, Cl B	8,807	312,115
SBM Offshore	3,985	74,363
TKH Group	1,362	90,553
TomTom *	38,472	418,996
Unilever	17,027	986,181
Van Lanschot Kempen	2,221	75,418
Vastned Retail ‡	930	46,936
Wolters Kluwer	5,236	277,129
Yandex, Cl A *	15,009	581,299

		25,420,304

NEW ZEALAND — 0.1%
a2 Milk *	50,769	344,212
Auckland International Airport	30,774	151,836
Contact Energy	9,672	39,845
Fletcher Building	23,167	133,340
Goodman Property Trust ‡	56,953	57,082
Heartland Bank	73,546	112,194
Infratil	18,285	43,794
Mercury NZ	18,716	47,585
New Zealand Refining	39,479	72,735
Precinct Properties New Zealand ‡	52,735	51,299
Property for Industry ‡	36,302	44,677
Ryman Healthcare	6,555	52,896
SKYCITY Entertainment Group	33,207	101,559
Spark New Zealand	50,521	133,661
Summerset Group Holdings	10,482	44,417
Trade Me Group	10,649	35,315
Xero *	7,130	178,652
Z Energy	25,533	143,947

		1,789,046

NORWAY — 0.4%
AF Gruppen	1,866	30,136
Aker BP	1,813	52,446

COMMON STOCK — continued

	Shares	Value
NORWAY (continued)
Atea	13,329	$206,793
Austevoll Seafood	6,883	54,108
DNB	12,504	253,684
DNO *	195,269	249,757
Entra (B)	15,634	236,470
Europris (B)	25,758	115,276
Gjensidige Forsikring	6,010	113,357
Kongsberg Gruppen	7,589	154,558
Marine Harvest	13,760	238,202
Nordic Nanovector *	2,493	24,934
Nordic Semiconductor *	27,370	162,610
Petroleum Geo-Services	87,004	257,551
Salmar	9,131	248,266
Sbanken (B)	22,694	234,038
Schibsted, Cl B	7,746	233,619
SpareBank 1 SR-Bank	17,600	210,043
Statoil	9,933	231,932
Telenor	17,668	413,687
Tomra Systems	8,778	148,484
Wallenius Wilhelmsen Logistics, Cl B *	24,075	200,497
Wilh Wilhelmsen Holding, Cl A	2,203	72,729
XXL (B)	9,571	117,947
Yara International	7,491	360,027

		4,621,151

PAKISTAN — 0.0%
Engro Fertilizers	282,000	177,853
Millat Tractors	1,140	13,613
Nishat Mills	73,500	113,055
Packages	21,200	111,533

		416,054

PANAMA — 0.1%
Copa Holdings, Cl A	6,200	857,646

PERU — 0.0%
Cia de Minas Buenaventura SAA ADR	19,499	300,870
Credicorp	994	230,240
Empresa Siderurgica del Peru SAA *	111,989	17,028
Ferreycorp SAA	18,204	14,660

		562,798

PHILIPPINES — 0.4%
Aboitiz Equity Ventures	54,000	80,842
Aboitiz Power	110,300	88,154

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

PHILIPPINES (continued)
Ayala Land	134,889	$116,352
Bank of the Philippine Islands	47,750	110,951
BDO Unibank	171,787	512,347
Bloomberry Resorts *	1,200,900	287,467
Cebu Air	51,640	99,757
D&L Industries	176,200	41,835
DMCI Holdings	1,254,800	352,225
DoubleDragon Properties *	43,330	32,265
East West Banking	95,300	53,688
Emperador	333,500	53,048
Globe Telecom	5,685	210,556
Integrated Micro-Electronics	11,000	4,117
Jollibee Foods	35,910	199,360
Lopez Holdings	1,340,500	143,980
LT Group	134,000	58,641
Manila Electric	10,320	68,116
Manila Water	79,900	44,077
Megawide Construction	373,335	155,738
Metro Pacific Investments	1,565,956	197,194
Pepsi-Cola Products Philippines	280,000	15,828
Philex Mining	206,900	27,022
PLDT	2,845	87,014
Robinsons Land	78,100	31,819
San Miguel	126,610	355,396
San Miguel Pure Foods	18,470	223,584
Semirara Mining & Power, Cl A	341,160	252,046
SM Investments	6,620	132,271
SM Prime Holdings	272,780	196,210
Top Frontier Investment Holdings *	6,260	34,290
Universal Robina	55,490	174,474

		4,440,664

POLAND — 0.3%
Agora	5,911	25,443
Amica	502	19,310
Asseco Poland	10,123	140,585
Atal	895	11,424
Bank Millennium	17,123	49,085
Bank Pekao	10,148	412,242
Bank Zachodni WBK	425	53,357
Boryszew *	26,023	73,728
Budimex	623	38,362
Ciech	1,858	34,212
Cyfrowy Polsat	12,474	89,713
Dino Polska * (B)	2,702	67,441

COMMON STOCK — continued

	Shares	Value

POLAND (continued)
Dom Development	1,398	$34,685
Energa	80,400	288,396
Fabryki Mebli Forte	3,528	51,411
Grupa Kety	447	53,981
ING Bank Slaski *	1,293	85,030
Jastrzebska Spolka Weglowa *	4,135	120,043
KRUK	802	55,138
LPP	21	61,078
Neuca	31	2,497
Orange Polska	41,350	75,768
PGE Polska Grupa Energetyczna	34,738	123,463
PLAY Communications * (B)	5,012	50,938
Polski Koncern Naftowy ORLEN	25,515	827,518
Polskie Gornictwo Naftowe i Gazownictwo	15,801	30,984
Powszechny Zaklad Ubezpieczen	10,902	149,058
Tauron Polska Energia	278,050	251,836
Zespol Elektrowni Patnow Adamow Konin	9,427	40,071

		3,316,797

PORTUGAL — 0.2%
Banco Comercial Portugues, Cl R *	794,974	317,915
Banco Espirito Santo *(C)	66,989	—
CTT-Correios de Portugal	23,119	99,027
EDP - Energias de Portugal	51,164	179,707
Galp Energia SGPS	12,796	244,183
Jeronimo Martins SGPS	10,329	219,997
Mota-Engil SGPS	108,283	537,758
Navigator	46,046	258,517
NOS SGPS	37,360	254,419
Pharol SGPS *	220,092	62,986
REN - Redes Energeticas Nacionais SGPS	5,278	16,474
Semapa-Sociedade de Investimento e Gestao	2,573	58,715

		2,249,698

PUERTO RICO — 0.0%
OFG Bancorp	17,400	198,360
Popular	3,700	150,368
Triple-S Management, Cl B *	10,700	245,886

		594,614

RUSSIA — 0.7%
Gazprom Neft PJSC ADR	8,357	206,836
Lenta GDR *	35,267	246,869
LUKOIL PJSC ADR	25,375	1,672,673
Magnit PJSC GDR	638	14,355

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

RUSSIA (continued)
Mail.Ru Group GDR *	2,136	$70,061
MegaFon PJSC GDR	3,302	32,029
Mobile TeleSystems PJSC ADR	12,200	148,108
Novatek GDR	3,918	521,486
Novolipetsk Steel GDR	2,703	70,818
PhosAgro PJSC GDR	3,200	50,720
QIWI ADR	4,700	78,443
Rosneft Oil PJSC GDR	27,686	169,494
Rostelecom PJSC ADR	15,333	107,638
Sberbank of Russia PJSC ADR	138,038	2,781,466
Severstal PJSC GDR	13,900	227,054
Surgutneftegas ADR	53,937	281,063
Tatneft PJSC ADR	21,300	1,290,780
VTB Bank PJSC GDR	79,310	150,134
X5 Retail Group GDR *	5,172	198,294

		8,318,321

SINGAPORE — 0.5%
Ascendas ‡	92,000	193,566
CapitaLand Commercial Trust ‡	44,700	63,721
CapitaLand Mall Trust ‡	66,000	105,656
Centurion	83,500	33,596
ComfortDelGro	21,000	33,618
DBS Group Holdings	81,516	1,640,511
Ellipsiz	31,700	18,764
Ezion Holdings (C) *	171,200	20,568
Flex *	88,133	1,587,275
Genting Singapore	256,000	263,455
Haw Par	9,100	83,730
Hong Leong Finance	23,900	49,010
Hutchison Port Holdings Trust, Cl U	100,500	41,708
Keppel ‡	47,560	46,770
Keppel Infrastructure Trust	124,000	53,880
M1	55,000	77,565
Olam International	55,500	94,347
Raffles Medical Group	35,200	29,785
SATS	19,700	83,047
Sheng Siong Group	70,400	49,910
Singapore Airlines	6,400	55,179
Singapore Post	96,000	94,405
Singapore Press Holdings	84,300	169,654
Singapore Technologies Engineering	31,000	79,639
Singapore Telecommunications	136,400	368,087
Sunningdale Tech	88,500	132,905

COMMON STOCK — continued

	Shares	Value

SINGAPORE (continued)
Suntec Real Estate Investment Trust ‡	27,900	$44,026
United Overseas Bank	6,900	144,280
Wilmar International	127,600	311,267
Yanlord Land Group	316,300	446,070

		6,415,994

SOUTH AFRICA — 0.9%
Adcock Ingram Holdings	21,692	120,067
AECI	7,859	68,332
African Oxygen	9,349	21,742
African Rainbow Minerals	13,600	146,949
Allied Electronics, Cl A *	11,536	12,367
AngloGold Ashanti	4,578	50,896
Ascendis Health	39,312	39,125
Attacq *	32,169	52,682
AVI	8,181	74,219
Barloworld	11,700	166,696
Bid	8,574	191,945
Bidvest Group	13,729	289,721
Blue Label Telecoms	34,283	39,358
Clicks Group	14,567	210,089
Comair	22,655	10,614
Combined Motor Holdings	9,963	22,682
Corporate Real Estate ‡	90,826	38,489
Echo Polska Properties	34,089	41,927
EOH Holdings	6,099	32,950
Exxaro Resources	35,419	427,883
FirstRand	128,312	720,291
Gold Fields	17,127	73,575
Group	22,117	245,324
Growthpoint Properties ‡	65,462	153,401
Hosken Consolidated Investments	14,288	181,352
Hulamin	178,974	81,584
KAP Industrial Holdings	85,302	61,495
Kumba Iron Ore	12,085	366,358
Liberty Holdings	24,900	275,668
Life Healthcare Group Holdings	40,513	93,295
Mediclinic International	14,317	120,639
Merafe Resources	145,469	20,384
Metair Investments	8,524	15,305
MiX Telematics ADR	3,265	38,854
MMI Holdings	15,937	30,498
Mondi	9,268	247,499
Mr Price Group	14,721	355,404
Naspers, Cl N	8,743	2,496,404

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH AFRICA (continued)
Netcare	49,850	$109,621
Novus Holdings	1,401	583
Raubex Group	4,746	8,525
Remgro	11,726	233,852
Resilient ‡	10,542	103,585
Reunert	7,986	50,324
RMB Holdings	20,680	137,561
Sappi	43,069	310,304
Sasol	6,413	231,212
Sibanye Gold	11,466	13,425
SPAR Group	1,707	29,540
Standard Bank Group	41,485	702,702
Steinhoff International Holdings	11,058	6,385
Stenprop	29,724	46,921
Telkom SOC	50,253	218,680
Texton Property Fund ‡	92,227	48,892
Tiger Brands	4,784	186,171
Tongaat Hulett	11,518	111,726
Tsogo Sun Holdings	97,700	211,792
Vodacom Group	8,826	121,815
Vukile Property Fund ‡	28,205	49,190
Wilson Bayly Holmes-Ovcon	11,880	159,704

		10,728,573

SOUTH KOREA — 3.1%
Amorepacific	2,950	827,387
AMOREPACIFIC Group *	792	105,318
Asia Cement *	900	109,145
BGF *	492	7,072
BGF retail *	263	54,184
BNK Financial Group *	19,600	194,559
Busan City Gas *	391	13,731
Celltrion *	3,481	1,029,202
Cheil Worldwide	3,148	62,645
Chongkundang Holdings *	2,001	146,536
CJ *	523	90,118
CJ CheilJedang *	430	144,360
CJ Logistics *	370	50,241
CKD Bio	8,338	198,920
Coway	1,481	132,033
CrystalGenomics *	3,151	79,671
Cymechs	9,463	140,587
Dae Hyun *	33,977	88,228
Daeduck Electronics *	12,200	110,135
Daehan Steel *	3,571	33,943
Daewon San Up *	6,987	53,457

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA (continued)
Daewoo Engineering & Construction *	9,587	$55,663
Daishin Securities *	24,576	376,287
DB Insurance	988	66,986
Dong-A Socio Holdings, Cl A *	1,958	269,636
Dong-A ST, Cl A *	599	66,752
Dong-Ah Geological Engineering *	6,420	78,758
Dongil Industries *	125	9,365
Dongkuk Industries *	10,401	42,012
Dongkuk Steel Mill *	4,661	53,033
Dongsuh	1,830	50,126
Eugene *	19,400	117,179
Fila Korea	821	66,427
Green Cross *	1,680	372,075
GS Engineering & Construction *	2,698	84,008
GS Holdings *	8,010	520,573
GS Retail	1,656	60,403
Halla Holdings *	736	41,492
Hana Financial Group	5,839	284,883
Hanmi Science ltd *	1,646	161,849
Hansae	2,944	75,264
Hansol Chemical *	671	42,352
Hanssem *	329	52,530
Hanwha	8,305	365,922
Hanwha Chemical	7,900	260,411
Hanwha Life Insurance *	6,954	48,906
Hanwha Techwin *	1,602	50,482
HMC Investment Securities *	7,505	87,149
Hotel Shilla	1,733	150,928
HwaSung Industrial	9,942	148,374
Hyosung	3,426	433,123
Hyundai BNG Steel *	8,600	115,571
Hyundai Department Store *	2,900	282,437
Hyundai Engineering Plastics *	15,300	114,013
Hyundai Marine & Fire Insurance	24,357	1,057,215
Hyundai Merchant Marine *	7,034	30,428
Hyundai Mobis	769	178,234
Hyundai Motor	2,111	320,253
Hyundai Steel	2,150	114,763
Industrial Bank of Korea	5,256	81,952
INTOPS	2,959	29,511
JB Financial Group *	7,133	44,087
Kangnam Jevisco *	214	7,214
Kangwon Land *	3,083	93,687
KB Financial Group	5,300	334,026
KB Financial Group ADR	8,400	526,428

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA (continued)
KC *	2,311	$45,015
KEPCO Plant Service & Engineering *	1,117	43,829
Kia Motors	2,565	83,230
Koh Young Technology *	3,014	265,597
Kolon Industries *	936	71,349
Korea Autoglass *	5,223	85,589
Korea Electric Power	15,759	527,587
Korea Real Estate Investment & Trust *	64,663	199,224
Korea Zinc *	399	192,429
Korean Air Lines *	2,371	85,594
Korean Reinsurance *	3,993	45,619
Kortek	7,595	108,464
KPX Chemical	327	20,969
KT&G	13,021	1,298,625
LF	4,900	157,162
LG	2,366	197,416
LG Chemical	1,665	673,578
LG Display	6,305	190,121
LG Electronics	6,888	661,160
LG Uplus	32,600	436,559
Lotte *	1,214	79,353
Lotte Chemical	400	157,325
Lotte Chilsung Beverage *	48	68,144
Lotte Confectionery *	100	16,388
LOTTE Fine Chemical	1,448	104,140
LS *	1,669	123,473
Macquarie Korea Infrastructure Fund	13,535	104,442
Mando	224	58,210
Medy-Tox	1,048	596,698
Meritz Fire & Marine Insurance	2,426	56,569
NAVER	1,172	998,754
Netmarble Games * (B)	582	94,834
NongShim	172	52,107
Orion *	769	84,256
Poongsan *	5,101	240,277
Poongsan Holdings	674	34,399
POSCO	110	39,196
POSCO ADR	2,574	230,322
POSCO Chemtech	2,194	101,497
POSCO Coated & Color Steel	4,100	121,662
Posco ICT	12,756	108,465
S&T Holdings	1,436	20,908
S-1, Cl 1	746	69,441

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA (continued)
Samsung Biologics * (B)	474	$194,642
Samsung C&T	1,168	155,318
Samsung Card	10,180	371,317
Samsung Electronics	3,035	7,091,188
Samsung Electronics GDR	579	685,536
Samsung Engineering *	6,323	103,622
Samsung Fire & Marine Insurance	797	215,698
Samsung Life Insurance	1,874	226,386
Samsung SDI	4,487	827,774
Samsung SDS	3,558	854,640
Samsung Securities	2,500	101,957
SeAH Holdings *	447	66,138
SeAH Steel	2,806	274,596
Sewon Precision Industry	4,119	61,524
Shinhan Financial Group	8,220	410,288
Shinsegae	255	81,908
Silla *	1,636	24,494
SK Chemicals *	528	56,862
SK Discovery *	492	23,452
SK Holdings *	1,803	537,768
SK Hynix	20,028	1,378,525
SK Innovation	5,257	1,006,749
SK Materials	408	64,953
SK Telecom	702	174,539
SK Telecom ADR	26,055	717,034
SKC *	2,119	89,892
S-Oil	2,522	290,496
Tovis	10,083	79,356
Woori Bank	6,791	107,158
Yuhan *	1,675	365,477
Zeus *	1,172	18,932

		37,102,434

SPAIN — 0.9%
Abertis Infraestructuras	14,402	349,035
Aena SME (B)	18,125	3,948,191
Almirall	9,931	107,763
Amadeus IT Group, Cl A	10,393	806,211
Axiare Patrimonio SOCIMI ‡	3,989	87,066
Bankia	30,143	152,691
Bankinter	8,632	99,262
Bolsas y Mercados Espanoles SHMSF	1,698	57,932
CaixaBank	44,860	242,112
Cellnex Telecom (B)	4,989	134,722
Distribuidora Internacional de Alimentacion	162,200	866,138

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

SPAIN (continued)
Ebro Foods	13,367	$329,263
Enagas	5,059	137,869
Ence Energia y Celulosa	21,300	136,854
Ercros	34,470	126,763
Ferrovial	9,083	208,333
Grifols	16,838	541,658
Grupo Catalana Occidente	3,014	141,076
Hispania Activos Inmobiliarios SOCIMI ‡	9,063	189,600
Iberdrola	27,869	226,913
Industria de Diseno Textil	14,801	530,524
Lar Espana Real Estate Socimi ‡	7,310	82,680
Naturhouse Health SAU	2,395	13,009
Red Electrica	16,828	356,642
Repsol	24,950	469,454
Tecnicas Reunidas	742	25,279
Telefonica	46,391	475,349
Tubacex *	61,823	264,811
Vidrala	1,121	114,127

		11,221,327

SWEDEN — 0.7%
Ahlsell (B)	44,510	299,938
Assa Abloy, Cl B	6,651	147,286
Atlas Copco, Cl B	1,277	53,285
Attendo (B)	7,391	77,991
Autoliv	34	5,175
Axfood	9,380	188,555
Bilia, Cl A	27,400	263,746
BillerudKorsnas	9,996	153,811
BioGaia, Cl B	1,360	53,762
Biotage	4,469	49,511
Bonava, Cl B	3,369	48,013
Byggmax Group	10,213	62,601
Capio (B)	8,334	47,435
Castellum	12,285	211,716
Catena Media *	3,200	51,249
Com Hem Holding	40,045	696,223
D Carnegie, Cl B *	3,963	61,759
Dios Fastigheter	7,100	50,277
Dometic Group (B)	13,847	149,718
Elekta, Cl B	17,533	167,411
Essity, Cl B	11,785	352,956
Fabege	6,543	143,068
Getinge, Cl B	9,000	123,238
Hemfosa Fastigheter	12,700	174,385

COMMON STOCK — continued

	Shares	Value

SWEDEN (continued)
Hennes & Mauritz, Cl B	13,409	$237,111
Hexpol	16,200	173,823
Holmen, Cl B	4,046	213,085
Hufvudstaden, Cl A	7,488	120,494
Industrivarden, Cl A	2,480	69,869
Industrivarden, Cl C	3,779	100,663
International Petroleum *	3,622	17,145
Kindred Group	7,720	128,930
Kungsleden	12,978	91,901
L E Lundbergforetagen, Cl B	807	65,134
Lifco, Cl B	4,050	163,184
Lundin Petroleum *	10,867	270,644
Medivir, Cl B *	4,980	27,365
Modern Times Group MTG, Cl B	1,378	63,200
Mycronic	6,629	74,830
NetEnt	13,439	76,303
Nobia	15,200	122,778
Nordea Bank	15,933	196,617
Nordic Waterproofing Holding (B)	6,761	64,218
Pandox, Cl B	4,547	85,402
RaySearch Laboratories	1,629	32,456
Saab, Cl B	5,846	280,063
Securitas, Cl B	8,623	159,604
Skanska, Cl B	6,356	129,178
SKF, Cl B	4,224	104,395
Svenska Cellulosa SCA, Cl B	17,185	177,828
Svenska Handelsbanken, Cl A	12,595	183,253
Swedbank, Cl A	26,358	673,676
Swedish Match	4,844	196,221
Telefonaktiebolaget LM Ericsson, Cl A	16,111	103,660
Telefonaktiebolaget LM Ericsson, Cl B	62,000	398,127
Telia	92,128	462,400
Volvo, Cl B	7,150	145,951
Wihlborgs Fastigheter	2,520	61,306

		9,103,923

SWITZERLAND — 3.2%
Allreal Holding	1,039	180,730
Ascom Holding	5,181	134,152
Autoneum Holding	600	198,421
Baloise Holding	4,751	777,413
Bobst Group	1,343	176,036
Bucher Industries	1,322	605,926
Burckhardt Compression Holding	846	314,677
Cie Financiere Richemont	38,220	3,667,806

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

SWITZERLAND (continued)
Comet Holding	800	$139,672
Credit Suisse Group	197,073	3,802,773
dormakaba Holding	343	315,637
EMS-Chemie Holding	499	366,711
Ferguson	1,455	112,301
Geberit	1,034	489,921
Givaudan	225	541,499
Helvetia Holding	400	238,302
Inficon Holding	191	119,535
Julius Baer Group	30,794	2,114,141
Kuehne + Nagel International	9,208	1,690,730
LafargeHolcim	56,110	3,436,229
Mobimo Holding	450	125,705
Nestle	28,311	2,446,168
Novartis	11,522	1,042,334
Partners Group Holding	319	247,968
Roche Holding	7,113	1,753,508
Schindler Holding	1,683	422,038
SGS	161	432,966
Sika	41	355,267
STMicroelectronics	28,853	688,870
Straumann Holding	636	485,840
Swatch Group	4,001	601,625
Swiss Life Holding	4,257	1,598,519
Swiss Prime Site	2,633	254,601
Swiss Re	3,643	359,310
Swisscom	928	506,898
TE Connectivity	35,260	3,615,208
Temenos Group	21,190	2,927,783
UBS Group	3,977	80,758
Valora Holding	210	77,164
Vontobel Holding	2,109	152,383
VP Bank	1,165	185,360
Zurich Insurance Group	1,478	485,759

		38,268,644

TAIWAN — 1.8%
Accton Technology	15,802	63,435
Airmate Cayman International	43,000	35,925
Alpha Networks	126,000	113,482
Arcadyan Technology	106,000	182,574
Ardentec	117,000	153,950
Asia Vital Components	261,000	277,159
AU Optronics	87,000	41,492
AU Optronics ADR	54,841	262,688
Cal-Comp Electronics Thailand	678,000	68,625

COMMON STOCK — continued

	Shares	Value

TAIWAN (continued)
Cathay Financial Holding	257,599	$482,576
Cathay Real Estate Development	120,000	68,141
Channel Well Technology	100,000	110,242
Cheng Shin Rubber Industry	61,000	106,322
Cheng Uei Precision Industry	100,000	157,657
Chia Chang	11,000	8,945
Chicony Electronics	19,381	51,070
China Airlines *	191,000	79,295
China Life Insurance	69,000	71,023
China Steel Chemical	24,000	117,342
Chin-Poon Industrial	83,000	154,350
Chunghwa Telecom	214,000	796,658
Compal Electronics	567,000	422,154
Compeq Manufacturing	130,000	161,466
CTBC Financial Holding	117,915	86,174
CTCI	39,000	60,617
Darfon Electronics	223,000	233,110
E Ink Holdings	442,506	806,199
E.Sun Financial Holding	101,432	66,820
Elite Semiconductor Memory Technology	109,000	166,137
Eva Airways	44,341	23,505
Everlight Electronics	70,000	110,000
Far Eastern New Century	102,939	92,006
Far EasTone Telecommunications	5,000	13,038
First Financial Holding	111,919	77,376
Formosa Chemicals & Fibre	37,000	138,375
Formosa Petrochemical	90,000	382,906
Formosa Plastics	182,640	648,582
Foxconn Technology	99,000	283,289
General Interface Solution Holding	1,000	7,445
Getac Technology	106,000	158,024
Giant Manufacturing	12,000	67,317
Globe Union Industrial	66,000	43,782
Gourmet Master	16,570	240,203
Grand Pacific Petrochemical	367,000	362,020
Great Wall Enterprise	57,000	66,494
HannStar Display	380,000	138,855
Hon Hai Precision Industry	411,663	1,302,271
Hon Hai Precision Industry GDR	120,590	766,952
Hota Industrial Manufacturing	15,957	67,342
Hua Nan Financial Holdings	102,589	61,246
Huaku Development	36,000	89,674
Hung Sheng Construction	76,000	70,666
Jarllytec	17,000	29,085

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

TAIWAN (continued)
King Slide Works	5,000	$67,849
King Yuan Electronics	183,000	189,307
Kingpak Technology	18,928	179,568
Lien Hwa Industrial	86,100	111,519
Makalot Industrial	15,209	69,142
Mega Financial Holding	75,683	65,697
Novatek Microelectronics	26,000	109,279
OBI Pharma *	19,000	120,602
Parade Technologies	14,847	310,740
Pou Chen	197,000	264,960
Powertech Technology	73,000	237,443
Ruentex Industries	29,000	51,243
Shin Kong Financial Holding	877,000	321,967
Simplo Technology	24,000	153,574
SinoPac Financial Holdings	244,518	84,315
Sitronix Technology	67,000	199,767
St. Shine Optical	3,000	95,830
Standard Foods	31,000	79,559
Taiflex Scientific	61,000	111,136
Taishin Financial Holding	752,000	379,283
Taiwan Cooperative Financial Holding	138,864	82,664
Taiwan Glass Industry	72,000	47,925
Taiwan Paiho	15,000	51,723
Taiwan Sakura	83,000	114,167
Taiwan Semiconductor Manufacturing	99,000	866,171
Taiwan Semiconductor Manufacturing ADR	77,666	3,519,046
Tatung *	257,000	210,746
Tong Yang Industry	109,000	200,830
TOPBI International Holdings	28,000	103,309
Topoint Technology	45,000	32,278
Trade-Van Information Services	8,000	9,470
TTY Biopharm	15,000	53,782
TURVO International	29,000	105,351
TYC Brother Industrial	67,000	74,003
UDE	57,000	105,509
U-Ming Marine Transport	42,000	55,696
Uni-President Enterprises	191,059	458,875
United Integrated Services	32,000	65,108
United Microelectronics	16,000	7,823
United Microelectronics ADR	71,433	174,297
Voltronic Power Technology	3,150	55,877
Wah Lee Industrial	25,000	49,064
Walsin Lihwa	767,000	440,797

COMMON STOCK — continued

	Shares	Value

TAIWAN (continued)
Wan Hai Lines	86,000	$54,883
Winbond Electronics	412,000	334,316
Winstek Semiconductor	43,000	43,518
Yuanta Financial Holding	644,000	309,344
Yulon Motor	60,000	48,893
Yungtay Engineering	30,000	56,613

		21,580,939

THAILAND — 0.9%
AAPICO Hitech	14,000	14,711
AAPICO Hitech NVDR	20,600	21,705
Advanced Info Service	46,600	286,415
Advanced Information Technology	25,000	24,944
Amata B.Grimm Power Plant Infrasture Fund	42,000	11,935
Bangchak	480,000	639,847
Bangchak NVDR	62,300	83,047
Bangkok Bank	28,800	197,912
Bangkok Bank NVDR	8,300	54,856
Bangkok Dusit Medical Services, Cl F	273,500	188,621
Bangkok Expressway & Metro	468,225	115,860
Bangkok Land	1,300,600	71,840
Bank of Ayudhya	20,000	30,651
Berli Jucker	65,200	119,700
BTS Group Holdings	294,000	75,565
Cal-Comp Electronics Thailand	171,900	15,478
Central Pattana	37,000	98,052
Central Plaza Hotel	44,700	73,858
CP ALL	51,600	131,389
Diamond Building Products NVDR	45,600	8,590
Electricity Generating	17,800	123,895
Fabrinet *	6,000	148,860
GFPT	283,400	121,250
Glow Energy	23,700	64,509
Hana Microelectronics	167,700	227,562
Home Product Center	156,100	70,773
Inoue Rubber Thailand NVDR	15,900	12,082
Kang Yong Electric NVDR	1,000	15,262
Kasikornbank	16,900	124,646
KCE Electronics	25,600	60,894
Kiatnakin Bank	83,900	218,992
Krung Thai Bank	1,138,200	726,820
Krung Thai Bank NVDR	316,000	201,788
Major Cineplex Group	22,500	21,372
Mega Lifesciences	60,600	89,971
Minor International NVDR	181,969	255,640

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

THAILAND (continued)
Muramoto Electron Thailand NVDR	2,100	$15,623
Noble Development NVDR	28,300	12,379
Padaeng Industry	64,000	46,580
Pruksa Holding	175,300	135,449
PTT	15,000	235,632
PTT NVDR	53,200	835,709
PTT Exploration & Production NVDR	69,100	262,545
Quality Houses	4,196,700	428,782
Ratchaburi Electricity Generating Holding	43,900	76,741
Robinson	33,100	75,828
Samart	139,300	49,814
Sena Development	112,931	15,649
Siam Cement	9,000	141,379
Siam Cement NVDR	22,200	348,736
Siam City Cement	7,126	61,204
Siam Global House	160,335	87,027
Sino-Thai Engineering & Construction	41,400	32,649
Somboon Advance Technology	120,200	77,721
Star Petroleum Refining (B)	357,600	190,674
Star Petroleum Refining NVDR	170,800	91,072
Supalai	82,200	61,676
Superblock *	639,000	23,871
Susco	290,000	36,698
Susco NVDR	476,600	60,564
SVI	428,500	58,283
Thai Beverage	123,800	86,824
Thai Oil	32,700	107,016
Thai Oil NVDR	12,100	39,599
Thai Rayon NVDR	40,400	73,847
Thai Stanley Electric NVDR	1,700	12,321
Thai Union Group, Cl F	147,200	97,287
Thai Wah	100,700	33,760
Thaicom	98,000	36,609
Thanachart Capital	428,100	806,446
Thanachart Capital NVDR	213,700	402,564
TICON Freehold & Leasehold Real Estate Investment Trust ‡	32,200	10,898
Tipco Asphalt	80,100	226,336
TPI Polene	711,800	48,635
TTW *	81,600	34,391
Vanachai Group	155,100	55,176
Vibhavadi Medical Center	729,600	58,704

COMMON STOCK — continued

	Shares	Value

THAILAND (continued)
WHA	659,400	$88,846

		10,430,836

TURKEY — 0.4%
Akbank Turk	157,687	458,378
Aksa Akrilik Kimya Sanayii	39,800	158,497
Albaraka Turk Katilim Bankasi	488,539	208,077
Anadolu Cam Sanayii	158,513	138,824
Arcelik	19,573	99,308
Aygaz	11,636	49,374
Besiktas Futbol Yatirimlari Sanayi ve Ticaret *	28,955	31,062
BIM Birlesik Magazalar	5,949	119,009
DO & CO	675	44,957
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	41,200	51,876
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	199,185	140,510
Enka Insaat ve Sanayi	282,716	425,211
Eregli Demir ve Celik Fabrikalari	70,190	185,910
Haci Omer Sabanci Holding	16,542	50,508
Is Gayrimenkul Yatirim Ortakligi ‡	82,649	31,901
Iskenderun Demir ve Celik	23,433	35,867
Koza Altin Isletmeleri *	8,150	82,875
Petkim Petrokimya Holding	20,356	43,025
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	103,884	110,338
Soda Sanayii	60,000	81,137
TAV Havalimanlari Holding	49,699	292,907
Tofas Turk Otomobil Fabrikasi	9,000	76,425
Trakya Cam Sanayii	106,900	137,445
Tupras Turkiye Petrol Rafinerileri	5,953	182,872
Turk Hava Yollari AO *	1	6
Turkcell Iletisim Hizmetleri	125,144	520,018
Turkiye Garanti Bankasi	73,234	239,591
Turkiye Halk Bankasi	46,884	126,552
Turkiye Sinai Kalkinma Bankasi	362,400	156,282
Turkiye Vakiflar Bankasi TAO, Cl D	166,789	334,324
Ulker Biskuvi Sanayi	6,658	42,111

		4,655,177

UNITED ARAB EMIRATES — 0.0%
Aldar Properties PJSC	349,600	217,967
DP World	6,939	183,953
Dubai Investments PJSC	280,400	183,984

		585,904

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — 3.9%
3i Group PLC	15,566	$205,852
Abcam PLC	28,777	502,566
Aon PLC	2,595	368,931
Assura PLC ‡	165,989	145,179
AstraZeneca PLC	6,185	429,121
AVEVA Group PLC	3,184	134,901
Aviva PLC	7,943	57,878
B&M European Value Retail PLC	299,068	1,766,043
Babcock International Group PLC	5,449	53,074
BAE Systems PLC	155,008	1,307,323
Balfour Beatty PLC	110,901	444,832
Barclays PLC	220,900	627,101
Barratt Developments PLC	217,285	1,805,412
Bellway PLC	5,691	268,349
Berkeley Group Holdings PLC	1,956	110,145
Biffa PLC (B)	5,548	18,866
BP PLC	39,194	278,860
BTG PLC *	7,263	76,672
Bunzl PLC	2,985	87,308
Burford Capital PLC	21,924	382,884
Carnival PLC	1,328	93,712
Centamin PLC	58,701	135,522
Clinigen Group PLC	38,463	599,636
Close Brothers Group PLC	11,000	245,833
Coca-Cola European Partners PLC	7,900	317,264
Compass Group PLC	18,092	380,823
Computacenter PLC	6,175	99,600
Croda International PLC	11,799	751,196
Daily Mail & General Trust PLC, Cl A	5,957	53,920
Dart Group PLC	30,000	291,353
DCC PLC	2,000	210,280
De La Rue PLC	18,400	163,283
Dechra Pharmaceuticals PLC	17,219	586,761
Devro PLC	7,115	22,781
Diageo PLC	42,000	1,510,223
Domino’s Pizza Group PLC	306,364	1,468,964
Dunelm Group PLC	21,300	193,554
easyJet PLC	131,172	3,091,659
Elementis PLC	23,435	96,162
Fenner PLC	55,557	374,061
Ferrexpo PLC	32,700	135,434
Fidessa Group PLC	2,409	80,551
Firstgroup PLC *	32,913	48,507
Fresnillo PLC	6,275	119,744
GlaxoSmithKline PLC	25,808	483,840

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM (continued)
Globaltrans Investment PLC GDR	14,628	$157,397
Grainger PLC	11,624	47,632
Great Portland Estates PLC ‡	11,661	110,103
Greene King PLC	6,253	46,345
Halfords Group PLC	38,400	185,376
Halma PLC	6,255	113,412
Hammerson PLC ‡	11,740	82,178
Headlam Group PLC	1,414	11,544
Highland Gold Mining PLC	57,000	121,316
Howden Joinery Group PLC	8,109	53,457
HSBC Holdings PLC	36,016	384,092
Imperial Brands PLC	16,550	681,104
Inchcape PLC	19,000	195,449
Indivior PLC	31,217	178,491
Informa PLC	12,273	121,319
Inmarsat PLC	10,402	68,603
International Personal Finance PLC	27,142	76,459
Intertek Group PLC	702	50,076
IQE PLC *	106,249	161,116
John Wood Group PLC	9,609	88,382
Just Eat PLC*	9,210	106,602
Kingfisher PLC	25,314	124,719
Land Securities Group PLC ‡	11,042	157,062
Legal & General Group PLC	31,848	122,364
Lloyds Banking Group PLC	5,339,227	5,269,483
London Stock Exchange Group PLC	2,199	122,611
LondonMetric Property PLC ‡	55,645	141,582
LSR Group PLC PJSC GDR	27,687	83,338
Marshalls PLC	16,070	95,056
Merlin Entertainments PLC (B)	9,844	45,928
Micro Focus International PLC	7,671	234,171
MMC Norilsk Nickel PLC PJSC ADR	10,523	216,353
Moneysupermarket.com Group	21,097	101,426
National Express Group PLC	40,900	212,891
National Grid PLC	49,667	567,472
Numis PLC	4,247	20,227
Paddy Power Betfair PLC	490	56,876
Pennon Group PLC	34,216	349,107
Persimmon PLC	1,961	69,664
Petrofac PLC	23,300	175,205
Pets at Home Group PLC	105,000	266,413
Phoenix Group Holdings PLC	5,485	59,499
Playtech PLC	11,731	131,984
Polymetal International PLC	9,103	106,656

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM (continued)
QinetiQ Group	94,000	$274,806
Randgold Resources PLC	753	75,760
Reckitt Benckiser Group PLC	19,864	1,918,711
Redrow PLC	25,900	220,277
RELX PLC	8,329	184,248
Rentokil Initial PLC	98,719	416,293
Rio Tinto PLC	6,171	343,641
Rolls-Royce Holdings PLC	4,646	57,523
Ros Agro PLC GDR	9,687	99,582
Royal Mail PLC	10,739	71,588
RPC Group PLC	30,666	370,535
RSA Insurance Group PLC	10,202	89,751
Sage Group PLC	26,648	283,468
Savills PLC	2,156	31,347
Scapa Group PLC	67,073	456,359
Segro PLC ‡	14,647	120,911
Severn Trent PLC	5,341	148,142
Shaftesbury PLC ‡	10,627	150,887
Shire PLC	6,723	317,631
Sky PLC	4,435	66,686
Sophos Group PLC (B)	47,918	435,433
Spirax-Sarco Engineering PLC	3,824	308,124
SSP Group PLC	16,629	143,907
St. James’s Place PLC	4,859	81,995
Stagecoach Group PLC	62,800	134,820
Standard Life Aberdeen PLC	18,728	113,144
SThree PLC	6,342	31,967
Stock Spirits Group PLC	52,430	226,306
Superdry PLC	2,258	55,881
Synthomer PLC	8,619	58,007
TalkTalk Telecom Group PLC	17,980	30,379
Tate & Lyle PLC	35,972	327,798
Tritax Big Box PLC ‡	72,485	153,450
UBM PLC	6,771	87,293
Ultra Electronics Holdings PLC	2,889	62,596
Unilever PLC	5,303	301,179
UNITE Group PLC ‡	3,621	40,976
United Utilities Group PLC	25,646	268,731
Vesuvius PLC	68,722	587,401
Victrex PLC	1,821	65,983
Virgin Money Holdings UK PLC	65,500	259,749
Vodafone Group PLC	377,736	1,204,593
Whitbread PLC	1,865	102,770
William Hill PLC	41,100	180,903

COMMON STOCK — continued

	Shares	Value
WPP	190,865	$3,463,375

		46,821,406

UNITED STATES — 42.0%

Consumer Discretionary — 5.5%
Adtalem Global Education	30,125	1,385,750
Advance Auto Parts	3,967	464,099
Altice USA, Cl A *	31,718	680,986
Amazon.com *	4,219	6,121,305
Amcon Distributing	702	61,144
American Eagle Outfitters	10,499	188,982
American Outdoor Brands *	7,600	90,668
Aramark	16,455	753,804
AutoZone *	926	708,797
AV Homes *	6,200	104,780
Bassett Furniture Industries	4,000	135,800
BBX Capital, Cl A	33,304	303,399
Beazer Homes USA *	22,600	419,004
Big 5 Sporting Goods	8,000	45,200
BorgWarner	9,500	534,470
Brinker International	800	29,072
Canada Goose Holdings *	13,609	489,108
Capella Education	300	23,865
Carnival	8,664	620,429
Carriage Services, Cl A	27,507	732,511
Carrols Restaurant Group *	31,063	386,734
Century Casinos *	48,408	442,933
Century Communities *	19,158	605,393
Charter Communications, Cl A *	1,088	410,448
Citi Trends	5,500	129,305
Comcast, Cl A	26,538	1,128,661
Container Store Group *	8,000	38,080
Cooper Tire & Rubber	21,800	852,380
Crocs *	4,600	62,146
CSS Industries	2,400	62,784
Dana	5,700	188,043
Deckers Outdoor *	1,000	85,710
Del Frisco’s Restaurant Group *	12,100	211,750
Delphi Automotive *	1,895	179,798
Delphi Technologies	416	22,994
Dollar General	7,800	804,336
Dollar Tree *	5,389	619,735
DR Horton	18,900	927,045
Entercom Communications, Cl A	33,583	371,092
Entravision Communications, Cl A	6,800	47,260
Express *	21,601	150,775
Finish Line, Cl A	7,800	88,374

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Flexsteel Industries	2,100	$90,468
Gannett	15,600	184,080
General Motors	44,400	1,883,004
Genesco *	3,500	121,975
Gentex	42,000	994,560
Genuine Parts	5,695	592,679
G-III Apparel Group *	9,299	347,318
Goodyear Tire & Rubber	22,600	786,932
Graham Holdings, Cl B	70	41,612
Hasbro	9,405	889,431
Haverty Furniture	9,400	209,620
Home Depot	7,912	1,589,521
Houghton Mifflin Harcourt *	33,610	282,324
International Game Technology	3,300	95,931
Interpublic Group of Companies	21,000	459,690
J. Jill *	7,300	61,685
Johnson Outdoors, Cl A	1,600	96,432
K12 *	4,000	69,400
KB Home	10,400	327,808
Kirkland’s *	5,100	54,111
Kohl’s	13,600	880,872
La-Z-Boy, Cl Z	10,100	304,515
Lear	3,400	656,676
LGI Homes *	7,560	511,661
Liberty Tax	8,400	86,520
Lions Gate Entertainment, Cl A	19,750	668,340
Lions Gate Entertainment, Cl B	23,100	739,200
LKQ *	19,800	832,194
Lowe’s	4,658	487,832
M/I Homes *	7,700	249,018
Marcus	5,900	153,400
Mattel	69,000	1,092,960
McDonald’s	13,074	2,237,484
MDC Holdings	9,520	320,919
Modine Manufacturing *	40,096	936,242
Mohawk Industries *	2,535	712,487
Monro	2,014	113,791
Murphy USA *	1,652	140,932
Netflix *	8,757	2,367,017
New Media Investment Group	9,000	152,100
New York Times, Cl A	47,200	1,097,400
Nexstar Media Group, Cl A	7,035	528,329
NIKE, Cl B	7,024	479,177
Nutrisystem	2,400	103,800

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Office Depot	186,000	$604,500
Omnicom Group	2,100	160,965
O’Reilly Automotive *	713	188,724
Penske Automotive Group	6,951	362,773
Pier 1 Imports	14,900	49,468
PVH	4,921	763,149
RCI Hospitality Holdings	10,300	302,614
Reading International, Cl A *	12,464	205,531
Red Lion Hotels *	27,673	289,183
Red Robin Gourmet Burgers *	2,859	150,526
RH *	1,500	140,985
Rocky Brands	12,300	211,560
Ross Stores	3,920	322,969
Ruth’s Hospitality Group	3,200	75,840
Samsonite International	55,502	240,522
Scholastic	11,000	422,620
Shiloh Industries *	18,600	138,570
Shoe Carnival	7,900	180,515
Sinclair Broadcast Group, Cl A	14,361	532,793
Six Flags Entertainment	5,215	352,325
Sonic Automotive, Cl A	12,500	269,375
Standard Motor Products	2,400	114,960
Starbucks	7,500	426,075
Stoneridge *	33,600	817,824
Target	3,800	285,836
Taylor Morrison Home, Cl A *	17,500	445,025
TEGNA	70,000	1,012,900
Tenneco	2,900	168,229
Texas Roadhouse, Cl A	6,400	375,808
Tiffany	10,620	1,132,623
Time Warner	3,999	381,305
TJX	38,740	3,111,597
TopBuild *	7,982	610,942
Tower International	17,097	516,329
Unifi *	4,600	163,806
Unique Fabricating	7,000	54,600
Vail Resorts	3,649	797,525
Vera Bradley *	3,700	34,373
Viacom, Cl B	12,900	431,118
Vitamin Shoppe *	5,000	21,250
VOXX International, Cl A *	1,000	5,950
Walt Disney	7,023	763,189
Whirlpool	4,000	725,680
William Lyon Homes, Cl A *	7,500	203,625

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Winnebago Industries	4,600	$209,070
Wolverine World Wide	5,922	194,419
Yum China Holdings	13,928	646,120
Yum! Brands	5,857	495,444
ZAGG *	15,700	262,190

		67,113,715

Consumer Staples — 2.1%
Altria Group	16,996	1,195,499
Archer-Daniels-Midland	15,300	657,135
B&G Foods	5,219	172,227
Boston Beer, Cl A *	200	37,970
Bunge	8,000	635,440
Campbell Soup	6,300	293,265
Casey’s General Stores	2,110	255,542
Central Garden & Pet, Cl A *	674	25,423
Church & Dwight	13,796	673,935
Clorox	2,500	354,225
Coca-Cola	32,523	1,547,770
Coca-Cola Bottling Consolidated	100	20,252
Colgate-Palmolive	9,300	690,432
Constellation Brands, Cl A	7,274	1,596,425
Dean Foods	32,900	341,173
Estee Lauder, Cl A	2,600	350,896
General Mills	8,000	467,920
Hormel Foods	47,888	1,643,995
Ingles Markets, Cl A	5,600	188,160
John B Sanfilippo & Son	6,585	412,353
Kellogg	5,200	354,172
Kimberly-Clark	4,365	510,705
Kraft Heinz	16,553	1,297,590
Mannatech	3,300	47,520
McCormick	5,833	634,455
Medifast	4,476	307,546
PepsiCo	15,368	1,848,770
Performance Food Group *	7,000	240,450
Philip Morris International	13,300	1,426,159
Primo Water *	20,254	262,694
Procter & Gamble	20,910	1,805,369
Sanderson Farms	500	63,450
Seneca Foods, Cl A *	4,400	138,820
SpartanNash	8,100	197,397
Sysco	15,500	974,485
TreeHouse Foods *	16,000	754,560
Turning Point Brands	1,300	28,600

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Consumer Staples (continued)
Tyson Foods, Cl A	6,200	$471,882
USANA Health Sciences *	5,569	415,726
Village Super Market, Cl A	3,400	79,832
Walgreens Boots Alliance	16,599	1,249,241
Wal-Mart Stores	12,722	1,356,165

		26,025,625

Energy — 2.6%
Antero Resources *	42,415	824,123
Apache	53,510	2,400,994
Basic Energy Services *	7,998	155,881
C&J Energy Services *	7,557	231,395
Callon Petroleum *	30,192	342,679
Chevron	22,824	2,860,988
Concho Resources *	5,973	940,389
Continental Resources *	17,695	982,603
Energen *	13,240	691,525
EOG Resources	8,400	966,000
Evolution Petroleum	31,483	240,845
ExxonMobil	37,543	3,277,504
Golar LNG	3,400	92,786
Hallador Energy	4,068	28,395
Halliburton	21,200	1,138,440
Independence Contract Drilling *	37,881	174,253
Matrix Service *	5,300	94,870
McDermott International *	86,500	759,470
Midstates Petroleum *	7,000	114,870
Nine Energy Service *	4,877	132,264
Nordic American Tankers	4,100	9,471
Occidental Petroleum	11,907	892,668
Pacific Ethanol *	20,300	85,260
Par Pacific Holdings *	11,200	204,176
Parsley Energy, Cl A *	22,444	529,678
PDC Energy *	7,630	395,616
Penn Virginia *	3,452	145,813
Phillips 66	7,700	788,480
Pioneer Natural Resources	18,913	3,459,377
Ring Energy *	71,891	992,096
Schlumberger	44,107	3,245,393
SilverBow Resources *	4,300	132,010
Superior Energy Services *	15,763	164,723
TechnipFMC	22,000	714,120
Unit *	4,000	96,920
US Silica Holdings	5,005	166,616
Valero Energy	22,837	2,191,667

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)
Whiting Petroleum *	11,800	$329,456

		30,993,814

Financials — 6.5%
1st Constitution Bancorp	5,100	98,685
AGNC Investment ‡	9,799	184,123
Alleghany *	400	251,080
Allstate	3,900	385,203
Ambac Financial Group *	8,200	132,840
American Express	5,600	556,640
American International Group	46,775	2,989,858
American National Bankshares	4,100	153,340
Ameriprise Financial	6,400	1,079,680
Annaly Capital Management ‡	14,548	153,336
Apollo Commercial Real Estate Finance ‡	13,960	253,653
ARMOUR Residential ‡	6,200	145,142
Atlantic Capital Bancshares *	14,408	257,183
Axis Capital Holdings	4,200	212,226
BancorpSouth Bank	22,860	766,953
Bank of America	111,600	3,571,200
Bank of Commerce Holdings	14,600	169,360
Banner	9,169	498,243
Bar Harbor Bankshares	7,500	210,225
BB&T	8,700	480,153
Berkshire Hathaway, Cl B *	7,153	1,533,460
Berkshire Hills Bancorp	7,700	292,215
Blue Capital Reinsurance Holdings	6,800	82,620
Bryn Mawr Bank	8,763	393,459
C&F Financial	2,400	131,400
Camden National	5,700	242,022
Cannae Holdings *	17,509	304,832
Capital One Financial	23,120	2,403,555
Carolina Financial	9,252	381,552
CenterState Bank	20,467	531,937
Central Pacific Financial	16,400	484,948
Charles Schwab	43,631	2,327,278
Chemical Financial	4,683	273,534
Chimera Investment ‡	13,300	225,967
Chubb	3,023	472,041
Cincinnati Financial	8,400	645,960
Citigroup	93,498	7,337,723
Civista Bancshares	10,600	234,578
CME Group, Cl A	2,900	445,092
CNB Financial	9,800	263,914
CNO Financial Group	29,587	727,544

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Financials (continued)
Consumer Portfolio Services *	11,800	$52,864
Cowen, Cl A *	10,156	131,520
Crawford, Cl B	9,300	87,699
Customers Bancorp *	2,000	61,300
CYS Investments ‡	21,100	142,214
Diamond Hill Investment Group	800	168,288
Dime Community Bancshares	14,228	270,332
Discover Financial Services	4,910	391,818
Dynex Capital ‡	21,100	137,150
Eagle Bancorp *	2,890	182,070
Enterprise Financial Services	7,343	357,237
Essent Group *	10,700	497,764
Evans Bancorp	4,874	208,364
Evercore, Cl A	1,500	150,825
Everest Re Group	1,089	250,252
Farmers National Banc	13,900	202,940
FCB Financial Holdings, Cl A *	300	16,440
Federal Agricultural Mortgage, Cl C	6,100	489,525
Fidelity Southern	10,300	246,788
Fifth Third Bancorp	17,400	575,940
Financial Institutions	7,800	242,970
First American Financial	7,684	453,894
First Bancorp	4,900	137,935
First Busey	4,700	145,606
First Business Financial Services	6,600	161,502
First Commonwealth Financial	21,900	316,893
First Community Bancshares	10,600	293,408
First Defiance Financial	6,800	377,808
First Financial	4,800	222,240
First Hawaiian	22,095	638,546
First Internet Bancorp	6,983	261,513
First Interstate BancSystem, Cl A	8,365	350,075
First Republic Bank	10,704	958,543
Flushing Financial	6,400	180,224
FNB	22,067	316,661
FNF Group	7,300	284,554
Franklin Financial Network *	20,243	652,837
FS Bancorp	3,500	200,725
GAIN Capital Holdings	12,900	94,170
Gladstone Investment	32,600	321,762
Green Bancorp *	7,746	184,742
Guaranty Bancorp	7,220	204,687
Hanmi Financial	11,000	346,500

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Financials (continued)
Hannon Armstrong Sustainable Infrastructure Capital ‡	7,117	$154,724
Hanover Insurance Group	5,827	659,325
Hartford Financial Services Group	5,900	346,684
HCI Group	8,200	286,590
Heartland Financial USA	7,284	387,145
Heritage Commerce	25,287	404,845
Heritage Insurance Holdings	26,174	445,743
Hilltop Holdings	13,600	356,184
Hope Bancorp	16,519	314,522
Horizon Bancorp	5,400	164,430
Horizon Technology Finance, Cl C	13,701	150,163
IBERIABANK	4,435	374,758
Independent Bank	19,300	444,865
Intercontinental Exchange	6,500	479,960
Investment Technology Group	1,800	38,448
JPMorgan Chase	14,540	1,681,842
KeyCorp	54,540	1,167,156
Lakeland Bancorp	7,035	141,404
LegacyTexas Financial Group	8,116	357,429
Lincoln National	12,800	1,059,840
M&T Bank	1,000	190,780
Maiden Holdings	18,000	126,900
Marsh & McLennan	4,600	384,192
Medallion Financial	11,500	49,565
Mercantile Bank	4,000	139,560
Meridian Bancorp	1,600	32,720
MidSouth Bancorp	7,700	108,955
MidWestOne Financial Group	5,497	181,841
Mortgage Investment Trust ‡	11,000	191,840
MTGE Investment ‡	6,800	115,600
Nasdaq	10,945	885,560
National Commerce *	5,128	232,555
National Western Life Group, Cl A	800	259,120
New Mountain Finance	14,800	196,840
New Residential Investment ‡	15,200	262,808
New York Community Bancorp	16,100	227,976
New York Mortgage Trust ‡	31,200	177,840
Newtek Business Services	7,280	124,415
Northeast Bancorp	9,300	207,855
Northern Trust	8,300	874,737
Northrim BanCorp	5,400	180,630
Old Line Bancshares	3,800	120,346
OneMain Holdings, Cl A *	11,287	369,198

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Financials (continued)
Pacific Premier Bancorp *	8,584	$349,798
Parke Bancorp	7,533	151,790
PennantPark Investment	29,300	197,482
Peoples Bancorp	13,100	466,491
Peoples Bancorp of North Carolina	990	31,185
Piper Jaffray	1,500	138,450
PNC Financial Services Group	4,000	632,080
Preferred Bank	16,574	1,067,697
Primerica	6,609	667,509
Prudential Financial	1,900	225,758
Raymond James Financial	7,800	751,842
Regional Management *	8,900	252,404
Republic Bancorp, Cl A	2,600	100,204
S&P Global	500	90,550
S&T Bancorp	3,400	137,224
Selective Insurance Group	6,720	391,440
Shore Bancshares	3,307	60,254
Sierra Bancorp	9,500	260,110
Signature Bank *	1,402	215,908
State Bank Financial	13,781	420,458
Stifel Financial	5,318	359,071
SunTrust Banks	5,700	402,990
SVB Financial Group *	8,224	2,027,627
Third Point Reinsurance *	26,800	381,900
Timberland Bancorp	1,800	50,220
Tiptree	13,800	84,870
Torchmark	4,100	372,485
Travelers	2,600	389,792
TriCo Bancshares	5,700	210,786
Triumph Bancorp *	21,399	823,862
Umpqua Holdings	16,294	352,765
Union Bankshares	9,329	352,170
United Community Banks	14,518	459,930
United Community Financial	400	3,900
United Financial Bancorp	8,500	142,460
United Insurance Holdings	7,600	146,832
Universal Insurance Holdings	13,500	396,900
US Bancorp	10,115	577,971
Veritex Holdings *	11,195	319,169
Walker & Dunlop *	1,800	83,610
Wells Fargo	18,171	1,195,288
West Bancorporation	5,500	140,800
Willis Towers Watson	19,950	3,201,377

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)
Wintrust Financial	5,916	$508,184
WR Berkley	3,400	248,132

		79,153,494

Health Care — 5.6%
AbbVie	11,500	1,290,530
Abeona Therapeutics *	8,365	127,566
Aceto	9,900	108,999
Achaogen *	6,341	69,561
Achillion Pharmaceuticals *	32,200	85,330
Adamas Pharmaceuticals *	5,935	224,580
Adverum Biotechnologies *	24,100	175,930
Aetna	2,500	467,050
Agenus *	20,521	74,081
Akebia Therapeutics *	21,047	311,075
Allergan	6,615	1,192,420
Allscripts Healthcare Solutions *	17,300	257,943
AMAG Pharmaceuticals *	19,400	278,390
Amgen	5,900	1,097,695
Amicus Therapeutics *	1,900	30,818
Analogic	600	49,740
AngioDynamics *	2,100	36,561
ANI Pharmaceuticals *	8,991	603,836
Antares Pharma *	64,913	135,668
Applied Genetic Technologies *	38,100	188,595
Aptevo Therapeutics *	19,400	65,766
Arena Pharmaceuticals *	2,700	101,034
Assembly Biosciences *	4,764	224,766
AtriCure *	12,753	208,001
Audentes Therapeutics *	1,540	54,054
AxoGen *	21,951	610,238
Becton Dickinson	6,758	1,641,789
Bellicum Pharmaceuticals *	8,374	50,914
BioCryst Pharmaceuticals *	18,330	82,485
BioSpecifics Technologies *	4,755	203,609
BioTelemetry *	17,230	588,404
Bluebird Bio *	900	184,410
Blueprint Medicines *	600	47,190
Boston Scientific *	4,000	111,840
Bristol-Myers Squibb	19,939	1,248,181
Calithera Biosciences *	25,152	201,216
Cara Therapeutics *	8,296	121,702
Cardiovascular Systems *	1,232	30,443
Celgene *	28,373	2,870,213
Celldex Therapeutics *	20,500	56,580
Centene *	3,200	343,168

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Chimerix *	22,400	$107,296
China Cord Blood *	8,800	91,608
Cigna	1,500	312,525
Clovis Oncology *	1,400	84,700
Computer Programs & Systems	3,800	113,810
Concert Pharmaceuticals *	19,330	388,146
Cooper Companies	1,500	367,005
Corbus Pharmaceuticals Holdings *	11,713	87,847
Cross Country Healthcare *	23,251	325,747
CryoLife *	14,226	268,160
CryoPort *	30,971	275,642
Cutera *	13,633	676,197
Cymabay Therapeutics *	10,925	130,226
Cytokinetics *	8,705	80,086
CytomX Therapeutics *	7,200	192,600
Danaher	4,500	455,760
DENTSPLY SIRONA	14,335	871,711
Diplomat Pharmacy *	20,210	545,468
Dynavax Technologies *	4,200	67,620
Eagle Pharmaceuticals *	4,700	280,919
Edwards Lifesciences *	1,986	251,388
Eli Lilly	12,363	1,006,966
Emergent BioSolutions *	17,482	852,947
Enanta Pharmaceuticals *	1,900	161,405
Encompass Health	1,200	63,504
Ensign Group	18,189	418,893
Enzo Biochem *	27,227	200,391
Exact Sciences *	1,000	49,710
Express Scripts Holding *	15,720	1,244,710
FibroGen *	4,800	281,040
Flexion Therapeutics *	9,340	210,991
FONAR *	17,298	424,666
GenMark Diagnostics *	22,318	121,410
Gilead Sciences	7,000	586,600
Haemonetics *	5,000	323,250
Halozyme Therapeutics *	12,500	233,500
Halyard Health *	6,905	337,033
HCA Healthcare	11,500	1,163,340
Henry Schein *	6,560	496,461
Heska *	5,590	435,740
Illumina *	5,183	1,205,773
Immune Design *	10,927	37,152
ImmunoGen *	18,836	172,914

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Immunomedics *	8,323	$138,744
Incyte *	13,845	1,250,065
Infinity Pharmaceuticals *	21,900	44,895
Innoviva *	5,000	72,950
Inovio Pharmaceuticals *	47,922	218,524
Integer Holdings *	8,400	421,260
Intersect ENT *	16,381	611,830
Intuitive Surgical *	4,020	1,735,313
Invitae *	21,752	149,871
Iovance Biotherapeutics *	15,383	239,206
Jazz Pharmaceuticals *	2,900	422,646
Johnson & Johnson	20,700	2,860,533
La Jolla Pharmaceutical *	7,644	261,883
Laboratory Corp of America Holdings*	4,300	750,350
Lannett *	17,800	362,230
Lantheus Holdings *	18,700	430,100
LeMaitre Vascular	16,300	567,240
LivaNova *	2,152	184,104
Masimo *	2,700	254,448
Medpace Holdings *	2,600	95,498
Medtronic	7,100	609,819
Melinta Therapeutics *	10,380	144,801
Merck	40,427	2,395,300
MiMedx Group *	7,200	120,600
Molina Healthcare *	6,000	548,160
MyoKardia *	2,200	113,520
National HealthCare	2,000	124,740
NeoGenomics *	47,741	368,561
NewLink Genetics *	6,234	51,430
Novocure *	6,600	148,170
Nuvectra *	11,000	89,320
Ophthotech *	19,500	56,940
Otonomy *	4,800	27,840
Paratek Pharmaceuticals *	15,457	235,719
Patterson	26,500	951,085
PDL BioPharma *	13,700	37,812
Pfenex *	28,900	96,526
Pfizer	62,547	2,316,741
Pieris Pharmaceuticals *	9,540	71,836
PRA Health Sciences *	14,000	1,274,840
Progenics Pharmaceuticals *	76,634	448,309
Protagonist Therapeutics *	6,400	146,304
Quest Diagnostics	6,000	634,920

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
RadNet *	23,741	$240,971
Regeneron Pharmaceuticals *	3,759	1,378,237
REGENXBIO *	6,200	166,160
Repligen *	7,487	264,815
Revance Therapeutics *	6,527	210,822
Rigel Pharmaceuticals *	31,442	125,768
Sage Therapeutics *	400	75,920
Sangamo Therapeutics *	8,627	179,873
Selecta Biosciences *	3,947	36,076
Sientra *	18,925	238,644
Sorrento Therapeutics *	11,100	82,140
STERIS	8,910	810,097
Sucampo Pharmaceuticals, Cl A *	12,700	227,965
Surmodics *	10,015	293,440
Synergy Pharmaceuticals *	44,484	96,975
Tabula Rasa HealthCare *	11,478	411,257
Tactile Systems Technology *	10,843	341,880
TG Therapeutics *	12,661	145,602
Thermo Fisher Scientific	1,500	336,165
UnitedHealth Group	18,022	4,267,249
Universal Health Services, Cl B	6,255	759,982
Vanda Pharmaceuticals *	21,487	340,569
Varex Imaging *	6,500	276,055
Varian Medical Systems *	7,500	956,250
Vocera Communications *	16,979	497,485
Waters *	2,572	554,549
WaVe Life Sciences *	2,969	118,760
WellCare Health Plans *	1,800	378,684

		67,752,601

Industrials — 4.7%
3M	3,966	993,483
AAR	4,100	165,927
ABM Industries	4,208	160,030
ACCO Brands *	24,400	289,140
Aegion, Cl A *	3,800	95,304
AGCO	9,300	675,366
Alamo Group	1,200	138,036
Alaska Air Group	3,006	197,584
Allegiant Travel, Cl A	630	100,327
AMETEK	13,435	1,025,090
ARC Document Solutions *	61,200	148,104
ArcBest	10,266	364,956
Arconic	28,500	856,710
Argan	3,000	130,800

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
Astec Industries	5,093	$317,803
Atkore International Group *	1,200	28,056
Atlas Air Worldwide Holdings *	5,570	313,591
Barrett Business Services	2,300	160,287
Beacon Roofing Supply *	4,200	254,100
Boeing	9,200	3,260,204
Builders FirstSource *	18,100	387,702
Caesarstone *	3,400	72,080
CAI International *	5,100	144,126
CBIZ *	27,538	454,377
CH Robinson Worldwide	3,709	339,225
Chicago Bridge & Iron	43,000	897,410
Cintas	2,000	336,900
Columbus McKinnon	10,295	421,580
Comfort Systems USA	2,200	93,720
Commercial Vehicle Group *	38,205	472,596
Continental Building Products *	6,200	176,390
CRA International	9,015	418,566
CSX	6,600	374,682
Cummins	3,500	658,000
Curtiss-Wright	3,000	391,980
Daseke *	22,325	301,388
Deere	6,410	1,066,752
Deluxe	3,402	252,667
DMC Global	21,849	500,342
Donaldson	8,500	430,610
Dover	13,305	1,413,124
Ducommun *	9,743	284,301
Dun & Bradstreet	9,935	1,229,258
Eastern	3,100	82,925
EMCOR Group	9,586	779,150
EnPro Industries	1,800	158,382
Equifax	1,700	212,381
Expeditors International of Washington	7,600	493,620
FedEx	4,000	1,049,920
Fortive	2,250	171,045
Forward Air	3,536	214,671
Gencor Industries *	17,210	289,128
General Dynamics	2,400	533,952
General Electric	101,200	1,636,404
Gibraltar Industries *	10,869	403,240
Global Brass & Copper Holdings	13,110	421,487
GMS *	7,600	260,528

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
GP Strategies *	10,201	$254,515
Greenbrier	5,100	255,765
H&E Equipment Services	1,100	43,318
Harsco *	5,700	102,030
Hawaiian Holdings	11,600	433,260
Hillenbrand	6,700	296,810
Honeywell International	5,227	834,595
Hubbell, Cl B	6,120	832,014
Hudson Technologies *	27,958	175,576
Hurco	1,867	84,295
Hyster-Yale Materials Handling	1,800	152,442
IES Holdings *	13,708	239,890
IHS Markit *	21,180	1,010,921
Insperity	3,600	220,500
Johnson Controls International	7,600	297,388
Kadant	5,047	505,962
Kelly Services, Cl A	7,900	223,649
L3 Technologies	1,991	423,008
Layne Christensen *	26,997	364,190
Leidos Holdings	1,675	111,555
Lockheed Martin	1,900	674,215
Lydall *	500	23,900
Manitex International *	31,331	321,143
Meritor *	9,900	270,072
Moog, Cl A *	800	72,048
MYR Group *	6,268	212,360
NCI Building Systems *	1,500	27,675
Nexeo Solutions *	16,000	150,880
NN	14,974	431,251
Northrop Grumman	1,600	544,848
Northwest Pipe *	15,434	293,246
NV5 Global *	11,839	577,151
On Assignment *	3,392	259,725
PAM Transportation Services *	4,900	183,799
Park-Ohio Holdings	7,500	312,375
Patrick Industries *	7,816	500,615
Plug Power *	112,313	216,764
Primoris Services	8,700	226,200
Quad	10,400	230,048
Raytheon	2,622	547,841
Roadrunner Transportation Systems *	10,500	58,485
Roper Technologies	1,533	430,144
Rush Enterprises, Cl A *	7,900	426,995

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
SkyWest	8,606	$479,784
Southwest Airlines	4,000	243,200
Spartan Motors	17,417	233,388
SPX FLOW *	12,635	585,885
Stanley Black & Decker	1,900	315,837
Stericycle *	14,000	1,055,040
Sterling Construction *	20,217	282,027
Teledyne Technologies *	3,265	623,354
Tennant	1,996	134,530
Tetra Tech	7,375	366,538
Timken	3,394	178,355
TriNet Group *	8,500	372,895
Triumph Group	12,700	370,205
TrueBlue *	3,000	82,050
Union Pacific	5,784	772,164
United Continental Holdings *	10,500	712,110
United Parcel Service, Cl B	9,078	1,155,811
United Technologies	13,264	1,830,565
Universal Forest Products	3,300	123,189
Universal Logistics Holdings	4,200	97,650
USA Truck *	17,585	354,514
Vectrus *	14,627	444,661
Verisk Analytics, Cl A *	7,700	770,385
Wabash National	17,400	449,442
Waste Management	7,000	619,010
Watsco	1,068	192,016
Werner Enterprises	24,200	984,940
Wesco Aircraft Holdings *	10,000	71,500
Willis Lease Finance *	4,766	128,682
Xylem	11,390	823,041
YRC Worldwide *	6,300	100,611

		56,306,349

Information Technology — 9.2%
Activision Blizzard	37,125	2,752,076
Adesto Technologies *	37,978	250,655
Adobe Systems *	4,000	799,040
Advanced Energy Industries *	3,000	213,390
Akamai Technologies *	19,500	1,306,305
Alphabet, Cl A *	11,091	13,112,002
Alphabet, Cl C *	900	1,052,946
Amber Road *	33,993	246,789
Amkor Technology *	11,300	113,678
Amphenol, Cl A	3,000	278,310
Amtech Systems *	8,800	88,264

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Apple	30,443	$5,097,072
Applied Materials	61,948	3,322,271
Arrow Electronics *	3,600	292,824
Asure Software *	22,981	349,311
Atlassian, Cl A *	4,900	264,551
Automatic Data Processing	8,130	1,005,112
AutoWeb *	14,744	121,785
AXT *	39,702	313,646
Bel Fuse, Cl B	5,900	121,245
Black Knight *	13,373	661,964
Blucora *	22,500	549,000
Broadcom	2,400	595,272
CACI International, Cl A *	2,517	353,764
Carbonite *	12,171	306,709
Care.com *	10,600	194,404
Cars.com *	18,000	534,420
CEVA *	7,811	343,684
Cirrus Logic *	5,400	267,678
Cisco Systems	46,247	1,921,100
ClearOne	8,300	65,570
Coherent *	2,198	570,425
Cohu	7,100	161,667
Conduent *	10,487	171,987
Corning	30,300	945,966
Cree *	30,000	1,035,300
Cypress Semiconductor	27,729	479,434
Data I *	6,100	69,418
Datawatch *	29,000	332,050
Dell Technologies, Cl V *	854	61,232
DHI Group *	28,400	51,120
Diodes *	11,800	332,642
eBay *	5,326	216,129
EchoStar, Cl A *	44,854	2,738,785
Electronic Arts *	1,900	241,224
Endurance International Group Holdings *	7,800	64,740
Entegris	3,900	126,945
ePlus *	1,900	146,680
Everi Holdings *	26,700	206,658
EVERTEC	12,500	195,625
Evolving Systems *	16,100	86,940
Extreme Networks *	10,800	162,324
Facebook, Cl A *	40,416	7,553,346
Fair Isaac	1,100	189,926
Fidelity National Information Services	3,100	317,316
Finisar *	8,748	157,114
Fiserv *	2,600	366,184

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Five9 *	23,027	$598,932
FLIR Systems	22,135	1,133,533
FormFactor *	21,791	312,701
GTT Communications *	8,626	398,090
Hackett Group	38,131	610,477
HP	25,500	594,660
Ichor Holdings *	15,494	494,568
Impinj *	7,009	156,791
Intel	49,821	2,398,383
International Business Machines	2,500	409,250
inTEST *	13,300	117,705
Iteris *	45,802	309,622
Itron *	7,100	519,720
Jabil	28,000	712,040
Juniper Networks	41,000	1,072,150
KEMET *	11,300	230,068
Key Tronic *	9,600	68,832
Kimball Electronics *	12,500	231,250
KLA-Tencor	3,800	417,240
Kulicke & Soffa Industries *	22,500	517,725
Lam Research	4,800	919,296
Limelight Networks *	5,100	22,338
LogMeIn	2,400	301,920
Luxoft Holding, Cl A *	700	40,285
Mastercard, Cl A	30,582	5,168,358
Mesa Laboratories	1,779	251,746
Microchip Technology	9,731	926,586
Micron Technology *	9,946	434,839
Microsoft	38,189	3,628,337
MicroStrategy, Cl A *	2,300	316,779
MKS Instruments	10,716	1,096,247
Model N *	19,404	290,090
MoneyGram International *	7,400	89,392
Motorola Solutions	6,128	609,491
NCR *	21,612	810,666
Network-1 Technologies, Cl 1	30,900	77,250
Nuance Communications *	48,171	857,926
Nutanix, Cl A *	19,880	638,148
NVIDIA	20,757	5,102,071
ON Semiconductor *	36,900	912,906
Oracle	64,315	3,318,011
Palo Alto Networks *	4,125	651,214
Paychex	13,831	943,966
Paylocity Holding *	4,000	209,160

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
PC Connection	12,300	$322,260
PCM *	6,900	61,065
PDF Solutions *	15,539	212,574
Perficient *	2,200	42,614
Photronics *	13,531	113,660
Plexus *	2,885	172,379
PRGX Global *	6,900	52,440
Progress Software	14,797	737,335
PTC *	5,640	409,915
QAD, Cl A	8,250	355,575
QUALCOMM	4,021	274,433
QuinStreet *	28,620	267,025
Red Hat *	10,388	1,364,775
Rudolph Technologies *	3,400	89,080
salesforce.com *	23,269	2,650,572
ScanSource *	3,800	129,960
Science Applications International	2,157	165,334
Snap, Cl A *	42,349	572,558
Spok Holdings	2,100	32,760
Synaptics *	2,500	108,350
Syntel *	6,968	157,128
Tech Data *	6,706	672,411
TechTarget *	2,000	31,360
Teradata *	29,000	1,174,500
Total System Services	3,900	346,554
Travelport Worldwide	24,900	338,889
TTEC Holdings	3,283	130,335
TTM Technologies *	2,400	39,576
Ultra Clean Holdings *	8,000	173,520
Unisys *	32,300	287,470
Universal Display	5,391	859,325
Upland Software *	12,283	284,106
USA Technologies *	65,575	554,109
Verint Systems *	14,731	615,019
VeriSign *	1,393	160,084
Visa, Cl A	21,590	2,682,126
Vishay Intertechnology	17,200	377,540
Vishay Precision Group *	11,400	312,360
Wayside Technology Group	5,374	77,117
Web.com Group *	16,875	392,344

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Western Digital	4,000	$355,920
Xcerra *	7,300	72,854
XO Group *	1,500	28,650
Yelp, Cl A *	7,900	346,178
Zix *	44,300	187,389
Zynga, Cl A *	30,200	108,116

		111,696,417

Materials — 2.1%
A Schulman	3,300	128,700
Advanced Emissions Solutions	10,500	84,630
Air Products & Chemicals	4,118	693,348
American Vanguard	16,515	349,292
Ashland Global Holdings	9,920	720,093
Avery Dennison	1,600	196,288
Balchem	1,061	83,819
Ball	7,110	272,171
Boise Cascade	9,400	417,830
CF Industries Holdings	53,160	2,256,110
Chemours	900	46,458
Clearwater Paper *	1,600	75,280
Crown Holdings *	2,400	139,320
DowDuPont	23,112	1,746,805
Eastman Chemical	2,600	257,868
Ecolab	3,284	452,141
Ferro *	18,631	438,201
FMC	8,200	748,906
HB Fuller	4,536	235,192
Huntsman	29,200	1,009,444
International Flavors & Fragrances	4,173	627,202
International Paper	4,700	295,442
Kaiser Aluminum	2,580	284,419
KapStone Paper and Packaging	16,628	575,994
KMG Chemicals	4,396	267,057
Koppers Holdings *	3,400	155,720
Kraton *	5,900	296,534
Louisiana-Pacific *	17,707	524,304
Martin Marietta Materials	1,100	250,987
Materion	8,123	403,713
Monsanto	4,995	608,391
OMNOVA Solutions *	23,800	261,800
Packaging Corp of America	2,500	314,075
PH Glatfelter	10,600	247,616
PPG Industries	3,294	391,097

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Materials (continued)
Praxair	4,032	$651,128
Rayonier Advanced Materials	19,200	363,264
RPM International	18,092	944,402
Sealed Air	7,800	369,330
Sensient Technologies	2,400	172,440
Sherwin-Williams	7,489	3,123,737
Southern Copper	9,498	461,128
Stepan	2,000	156,840
TimkenSteel *	11,131	180,211
Trinseo	1,000	82,450
Universal Stainless & Alloy Products *	11,107	286,227
US Concrete *	5,981	465,621
Verso *	17,600	282,656
Vulcan Materials	6,175	836,095
Worthington Industries	1,500	70,140
WR Grace	9,810	724,174

		25,026,090

Real Estate — 1.6%
Acadia Realty Trust ‡	9,746	239,362
American Assets Trust ‡	4,700	165,722
American Tower, Cl A ‡	5,400	797,580
Ashford Hospitality Prime ‡	6,500	58,630
Ashford Hospitality Trust ‡	22,500	144,900
AvalonBay Communities ‡	3,639	620,086
Boston Properties ‡	5,209	644,405
Camden Property Trust ‡	6,923	599,255
CareTrust ‡	5,800	92,162
Chatham Lodging Trust ‡	11,853	265,507
Colony NorthStar, Cl A ‡	83,136	746,561
CoreSite Realty ‡	3,996	432,847
Crown Castle International ‡	17,299	1,950,808
Digital Realty Trust ‡	5,600	626,920
Education Realty Trust ‡	3,957	130,700
Equinix	3,386	1,541,273
Equity Commonwealth ‡ *	25,210	754,031
Equity Residential ‡	10,400	640,744
Franklin Street Properties ‡	18,700	189,618
Getty Realty ‡	5,631	147,758
GGP ‡	53,200	1,225,196
Gladstone Commercial ‡	9,400	178,600
Global Net Lease ‡	3,400	62,356
HFF, Cl A	400	19,684
Hudson Pacific Properties ‡	9,354	299,047

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Real Estate (continued)
Independence Realty Trust ‡	31,397	$288,538
Iron Mountain ‡	15,427	539,261
Jernigan Capital ‡	6,500	115,310
Kite Realty Group Trust ‡	12,400	209,064
Maui Land & Pineapple *	9,001	123,764
MedEquities Realty Trust ‡	1,400	15,288
National Storage Affiliates Trust ‡	12,879	326,740
NorthStar Realty Europe ‡	12,176	145,260
Pebblebrook Hotel Trust ‡	8,854	345,306
PS Business Parks ‡	500	61,055
Public Storage ‡	3,600	704,736
QTS Realty Trust, Cl A ‡	8,600	428,280
Realogy Holdings	3,400	93,534
Rexford Industrial Realty ‡	13,833	410,702
Ryman Hospitality Properties ‡	200	15,310
Sabra Health Care ‡	9,938	179,878
Simon Property Group ‡	4,046	660,995
Summit Hotel Properties ‡	24,300	376,407
Tanger Factory Outlet Centers ‡	7,100	178,778
Ventas ‡	10,200	570,894
Welltower ‡	9,900	593,703

		18,956,555

Telecommunication Services — 1.1%
AT&T	60,056	2,249,097
Boingo Wireless *	26,167	634,550
Iridium Communications *	8,500	107,950
T-Mobile US *	46,022	2,996,032
Verizon Communications	87,340	4,722,474
Zayo Group Holdings *	61,327	2,250,701

		12,960,804

Utilities — 1.0%
Alliant Energy	13,028	517,863
Ameren	2,547	144,237
American Electric Power	7,537	518,395
American Water Works	10,385	863,720
Atlantica Yield	14,000	295,120
Atmos Energy	7,455	618,019
Avista	3,612	181,900
Black Hills	12,366	686,931
CMS Energy	3,900	174,525
Consolidated Edison	3,400	273,224
Dominion Energy	9,100	695,604
DTE Energy	7,229	763,672
Duke Energy	10,176	798,816

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Utilities (continued)
Edison International	3,600	$225,108
Eversource Energy	3,500	220,815
Exelon	13,000	500,630
IDACORP	3,642	314,232
New Jersey Resources	4,260	165,288
NiSource	30,425	750,889
Northwest Natural Gas	2,328	133,511
NorthWestern	1,991	108,191
PG&E	5,607	237,905
Portland General Electric	8,183	346,550
Public Service Enterprise Group	5,500	285,285
SCANA	5,052	205,313
South Jersey Industries	8,230	242,291
Southern	10,287	464,047
Spire	3,499	232,683
TerraForm Power, Cl A	15,562	169,626
WEC Energy Group	11,966	769,414
Xcel Energy	11,234	512,720

		12,416,524

		508,401,988

Total Common Stock (Cost $829,434,895)		1,111,600,300

PREFERRED STOCK — 0.6%

	Shares	Value

BRAZIL — 0.4%
Alpargatas, 0.087%	7,000	35,110
Banco do Estado do Rio Grande do Sul, 0.274%	118,000	618,519
Braskem, 1.257%	12,844	199,191
Centrais Eletricas Santa Catarina, 0.501%*	3,600	30,508
Cia de Saneamento do Parana, 0.327%	17,100	56,946
Cia de Transmissao de Energia Eletrica Paulista, 2.218%	2,800	59,102
Cia Ferro Ligas da Bahia - FERBASA, 0.245%	19,100	140,822
Cia Paranaense de Energia, 1.019%	68,200	524,665
Eucatex Industria e Comercio, 0.053%	3,300	4,475
Gerdau, 0.030%	87,476	395,372
Gol Linhas Aereas Inteligentes, 0.188%*	54,215	308,171

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

PREFERRED STOCK — continued

	Shares	Value

BRAZIL (continued)
Itausa - Investimentos Itau, 0.168%	$47,729	$198,496
Lojas Americanas, 0.075%	16,100	85,402
Marcopolo, 0.019%	320,809	420,898
Oi, 7.200%*	57,400	64,859
Randon Implementos e Participacoes, 0.611%	71,742	192,528
Telefonica Brasil, 0.908%	44,456	751,398

		4,086,462

CHILE — 0.0%
Embotelladora Andina, Cl B, 2.220%	37,447	182,909

COLOMBIA — 0.0%
Avianca Holdings, 6.780%	106,700	107,339

GERMANY — 0.1%
Henkel & KGaA, 1.620%	5,721	799,792
RWE, 1.000%	5,183	90,734
STO & KGaA, 0.247%	134	21,295
Volkswagen, 2.060%	2,931	644,177

		1,555,998

SOUTH AFRICA — 0.0%
Absa Bank, 36.851%	257	14,709

SOUTH KOREA — 0.1%
Hyundai Motor, 4.260%	6,800	662,265
LG Chemical, 2.840%	358	82,975
LG Household & Health Care, 1.430%	189	119,823
Samsung Electronics, 2.210%	112	221,200

		1,086,263

Total Preferred Stock (Cost $5,345,898)		7,033,680

REGISTERED INVESTMENT COMPANY— 0.0%

	Shares	Value

REAL ESTATE — 0.0%
F&C Commercial Property Trust

(Cost $106,344)	61,818	126,743

WARRANT— 0.0%

	Number of Warrants	Value
Sunway, Expires 10/03/24	21,694	3,089

RIGHTS — 0.0%

	Number of Rights	Value
Agile Group Holdings Riights ‡‡	$2,400	$—
CTBC Financial Holding ‡‡	1,615	—
Piramal Enterprises, Expires 03/05/18	103	588
Robinson Land Co. Rights, Expires 02/13/18	20,985	1,104
Synergetics, Expires 10/15/18	33,700	—

Total Rights (Cost $—)		1,692

Total Investments— 92.4% (Cost $834,887,137)		$1,118,765,504

A list of the open forward foreign currency contracts held by the Fund at January 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
State Street	02/15/18	USD	6,449,200	EUR	7,627,882	$(386,191)
Brown Brothers Harriman	03/21/18- 04/23/18	USD	1,026,600	CHF	1,049,509	(57,772)
State Street	04/10/18	USD	1,904,900	GBP	2,595,331	(116,696)
Brown Brothers Harriman	04/30/18	USD	1,106,800	AUD	892,822	1,098

						$(559,560)

Percentages are based on net assets of $1,211,198,072.

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration date unavailable.
(A)	Security considered Master Limited Partnership. At January 31, 2018, these securities amounted to $4,195,868 or 0.3% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(C)	Level 3 security in accordance with fair value hierarchy.

ADR— American Depositary Receipt

AUD— Australian Dollar

CHF— Swiss Franc

Cl— Class

EUR— Euro

GBP— British Pound

GDR— Global Depositary Receipt

LP— Limited Partnership

NVDR— Non-Voting Depositary Receipt

PJSC— Private Joint Stock Company

PLC— Public Limited Company

Ser— Series

USD— United States Dollar

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2018
(unaudited)

The following is a list of the inputs used as of January 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$1,032,417	$—	$—	$1,032,417
Australia	24,087,463	—	—	24,087,463
Austria	4,840,567	—	—	4,840,567
Belgium	3,516,471	—	—	3,516,471
Brazil	13,182,844	—	—	13,182,844
Canada	29,081,316	—	—	29,081,316
Chile	2,681,841	—	—	2,681,841
China	50,535,997	52,371	—	50,588,368
Colombia	252,809	—	—	252,809
Czech Republic	87,045	—	—	87,045
Denmark	8,556,223	—	—	8,556,223
Egypt	528,140	—	—	528,140
Finland	3,531,447	—	—	3,531,447
France	27,499,195	—	—	27,499,195
Germany	32,241,458	—	—	32,241,458
Greece	1,081,994	—	—	1,081,994
Hong Kong	28,159,690	—	26,653	28,186,343
Hungary	467,033	—	—	467,033
India	17,200,763	—	—	17,200,763
Indonesia	5,602,594	—	—	5,602,594
Ireland	8,320,614	—	—	8,320,614
Israel	4,157,103	—	—	4,157,103
Italy	14,671,956	—	—	14,671,956
Japan	58,824,262	134,836	—	58,959,098
Malaysia	828,961	6,962,530	—	7,791,491
Mexico	5,549,469	—	—	5,549,469
Netherlands	25,420,304	—	—	25,420,304
New Zealand	1,789,046	—	—	1,789,046
Norway	4,621,151	—	—	4,621,151
Pakistan	416,054	—	—	416,054
Panama	857,646	—	—	857,646
Peru	562,798	—	—	562,798
Philippines	4,440,664	—	—	4,440,664
Poland	3,316,797	—	—	3,316,797
Portugal	2,249,698	—	—	2,249,698
Puerto Rico	594,614	—	—	594,614
Russia	8,318,321	—	—	8,318,321
Singapore	6,395,426	—	20,568	6,415,994
South Africa	10,728,573	—	—	10,728,573
South Korea	37,102,434	—	—	37,102,434
Spain	11,221,327	—	—	11,221,327
Sweden	9,103,923	—	—	9,103,923
Switzerland	38,268,644	—	—	38,268,644
Taiwan	21,303,779	277,160	—	21,580,939
Thailand	10,430,836	—	—	10,430,836
Turkey	4,655,177	—	—	4,655,177
United Arab Emirates	585,904	—	—	585,904
United Kingdom	46,821,406	—	—	46,821,406
United States	508,401,988	—	—	508,401,988

Total Common Stock	1,104,126,182	7,426,897	47,221	1,111,600,300

Preferred Stock
Brazil	3,893,934	192,528	—	4,086,462
Chile	182,909	—	—	182,909
Colombia	107,339	—	—	107,339
Germany	1,555,998	—	—	1,555,998
South Africa	14,709	—	—	14,709
South Korea	966,440	119,823	—	1,086,263

Total Preferred Stock	6,721,329	312,351	—	7,033,680

Registered Investment Company	126,743	—	—	126,743
Warrant	—	3,089	—	3,089
Rights	1,692	—	—	1,692

Total Investments in Securities	$1,110,975,946	$7,742,337	$47,221	$1,118,765,504

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$—	$1,098	$—	$1,098
Unrealized Depreciation	—	(560,658)	—	(560,658)

Total Other Financial Instruments	$—	$(559,560)	$—	$(559,560)

* Forwards contracts are valued at the unrealized appreciation (depreciation) on the  instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

For the period ended January 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. For the period ended January 31, 2018, there were transfers between Level 1 and Level 3 assets due to pricing restrictions removed by the Adviser. All transfers were considered to have occurred as of the end of the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Funds policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Funds most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2018
(unaudited)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANY — 24.9%

	Shares/Face Amount(1)	Value

OPEN-END FUND — 24.9%
PIMCO Emerging Local Bond Fund, Cl I

(Cost $58,959,998)	7,092,942	$55,821,451

CORPORATE OBLIGATIONS — 24.5%

CONSUMER DISCRETIONARY — 3.9%
Caesars Entertainment
5.000%, 10/01/24	$445,000	934,658
Caesars Resort Collection
5.250%, 10/15/25(A)	835,000	828,829
Carlson Travel
9.500%, 12/15/24(A)	475,000	440,562
Codere Finance 2 Luxembourg
7.625%, 11/01/21(A)	625,000	636,888
Live Nation Entertainment
4.875%, 11/01/24(A)	500,000	510,000
Men’s Wearhouse
7.000%, 07/01/22	880,000	873,400
MGM Resorts International
7.750%, 03/15/22	695,000	790,194
Salem Media Group
6.750%, 06/01/24(A)	655,000	640,263
Service International
4.625%, 12/15/27	685,000	679,006
Servicios Corporativos Javer
9.875%, 04/06/21(A)	337,000	347,953
Station Casinos
5.000%, 10/01/25(A)	455,000	458,981
Univision Communications
5.125%, 02/15/25(A)	885,000	858,450
Viking Cruises
5.875%, 09/15/27(A)	705,000	705,881

		8,705,065

CONSUMER STAPLES — 3.0%
B&G Foods
5.250%, 04/01/25	645,000	645,806
Clearwater Seafoods
6.875%, 05/01/25(A)	775,000	790,500
Grupo Nueva Pescanova Tranche A
2.430%, 05/23/24 EUR(F)	27,569	24,186
Grupo Nueva Pescanova Tranche B
1.000%, 05/23/29 EUR(F)	39,779	18,678
Grupo Nueva Pescanova Tranche C
1.000%, 05/23/34 EUR(F)	18,986	1,775

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value

CONSUMER STAPLES — 3.0% (continued)
Hearthside Group Holdings
6.500%, 05/01/22(A)	$675,000	$685,125
JBS USA
5.875%, 07/15/24(A)	825,000	827,062
Kronos Acquisition Holdings
9.000%, 08/15/23(A)	425,000	417,563
Post Holdings
5.000%, 08/15/26(A)	945,000	922,556
Prime Security Services Borrower
9.250%, 05/15/23(A)	855,000	945,844
Simmons Foods
5.750%, 11/01/24(A)	825,000	808,500
TreeHouse Foods
6.000%, 02/15/24(A)	665,000	689,938

		6,777,533

ENERGY — 3.1%
Athabasca Oil
9.875%, 02/24/22(A)	810,000	818,100
Baytex Energy
5.625%, 06/01/24(A)	295,000	276,562
5.125%, 06/01/21(A)	300,000	290,250
Bristow Group
4.500%, 06/01/23	175,000	215,504
California Resources
8.000%, 12/15/22(A)	1,010,000	848,400
CES Energy Solutions
6.375%, 10/21/24 CAD(A)	535,000	443,659
Denbury Resources
5.500%, 05/01/22	705,000	548,137
Energen MTN
7.125%, 02/15/28	260,000	276,900
MEG Energy
7.000%, 03/31/24(A)	1,633,000	1,414,586
Murphy Oil
7.050%, 05/01/29	270,000	299,700
6.875%, 08/15/24	75,000	80,112
5.125%, 12/01/42	477,000	460,305
Navios Maritime Acquisition
8.125%, 11/15/21(A)	550,000	468,875
Sanchez Energy
6.125%, 01/15/23	650,000	567,125

		7,008,215

FINANCIALS — 1.1%
Cooke Omega Investments
8.500%, 12/15/22(A)	695,000	703,687
Gol Finance
7.000%, 01/31/25(A)	535,000	535,000
Ladbrokes Group Finance
5.125%, 09/08/23 GBP	400,000	628,397

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2018
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value

FINANCIALS — 1.1% (continued)
Minerva Luxembourg
6.500%, 09/20/26(A)	$500,000	$503,600

		2,370,684

HEALTH CARE — 4.0%
Acadia Healthcare
5.625%, 02/15/23	510,000	516,222
5.125%, 07/01/22	275,000	278,437
DaVita
5.000%, 05/01/25	550,000	547,937
Envision Healthcare
5.125%, 07/01/22(A)	525,000	521,062
Exact Sciences
1.000%, 01/15/25	640,000	622,710
Halyard Health
6.250%, 10/15/22	825,000	860,071
HCA
4.750%, 05/01/23	647,000	672,233
4.500%, 02/15/27	394,000	392,523
Insmed
1.750%, 01/15/25	385,000	367,115
Kindred Healthcare
6.375%, 04/15/22	800,000	811,000
LifePoint Health
5.375%, 05/01/24	750,000	722,813
MEDNAX
5.250%, 12/01/23(A)	880,000	898,700
Select Medical
6.375%, 06/01/21	790,000	807,775
Tenet Healthcare
4.500%, 04/01/21	900,000	904,500

		8,923,098

INDUSTRIALS — 4.4%
AECOM
5.875%, 10/15/24	465,000	495,806
Aerojet Rocketdyne Holdings
2.250%, 12/15/23	225,000	282,230
Airxcel
8.500%, 02/15/22(A)	515,000	547,831
ATS Automation Tooling Systems
6.500%, 06/15/23(A)	805,000	841,225
Engility
8.875%, 09/01/24	715,000	770,841
Gol Linhas Aereas
10.750%, 02/12/23(A)	400,000	140,000
IHS Markit
5.000%, 11/01/22(A)	700,000	742,875
JPW Industries Holding
9.000%, 10/01/24(A)	530,000	556,500

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value

INDUSTRIALS — 4.4% (continued)
Kratos Defense & Security Solutions
6.500%, 11/30/25(A)	$630,000	$672,525
MasTec
4.875%, 03/15/23	815,000	827,225
Multi-Color
4.875%, 11/01/25(A)	690,000	692,588
Navistar International
4.750%, 04/15/19	315,000	341,809
Ritchie Bros Auctioneers
5.375%, 01/15/25(A)	645,000	662,738
Sensata Technologies BV
4.875%, 10/15/23(A)	780,000	811,200
Tervita Escrow
7.625%, 12/01/21(A)	630,000	630,788
Titan International
6.500%, 11/30/23(A)	700,000	726,250

		9,742,431

INFORMATION TECHNOLOGY — 2.9%
Ciena
3.750%, 10/15/18	295,000	343,210
DynCorp International
11.875%, 11/30/20	785,301	828,493
Gartner
5.125%, 04/01/25(A)	900,000	936,000
InterDigital
1.500%, 03/01/20	180,000	217,827
Leidos
7.125%, 07/01/32	446,000	505,095
5.500%, 07/01/33	295,000	288,583
Microsemi
9.125%, 04/15/23(A)	605,000	676,088
Nice Systems
1.250%, 01/15/24	480,000	583,348
Nutanix
0.000%, 01/15/23(A) (B)	560,000	544,762
Qorvo
7.000%, 12/01/25	835,000	901,800
Teradyne
1.250%, 12/15/23	270,000	412,634
Zillow Group
2.000%, 12/01/21	315,000	353,601

		6,591,441

MATERIALS — 1.3%
Cleveland-Cliffs
1.500%, 01/15/25	50,000	53,704
Crown Americas
4.500%, 01/15/23	675,000	690,187
Kissner Holdings
8.375%, 12/01/22(A)	815,000	839,450

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2018
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount/Shares	Value

MATERIALS — 1.3% (continued)
LSB Industries
8.500%, 08/01/19(C)	$782,000	$784,933
Sealed Air
5.125%, 12/01/24(A)	512,000	541,440

		2,909,714

REAL ESTATE — 0.3%
MPT Operating Partnership
5.000%, 10/15/27	680,000	673,336

TELECOMMUNICATION SERVICES — 0.2%
Virgin Media Finance
6.000%, 10/15/24(A)	475,000	485,688

UTILITIES — 0.3%
Stoneway Capital
10.000%, 03/01/27(A)	675,000	731,146

Total Corporate Obligations (Cost $54,187,726)		54,918,351

COMMON STOCK — 22.7%

CONSUMER STAPLES — 0.0%
Grupo Nueva Pescanova Restructure (F)	19,285	11,972

ENERGY — 22.0%
American Midstream Partners LP (D)	80,704	1,202,490
Archrock Partners (D)	71,500	948,090
Blueknight Energy Partners (D)	26,620	147,741
Buckeye Partners (D)	57,738	3,113,233
Cona Resources	101,967	166,629
Crestwood Equity Partners (D)	70,702	1,997,331
CrossAmerica Partners (D)	30,721	744,370
CSI Compressco (D)	43,364	272,326
DCP Midstream (D)	62,310	2,576,518
Delek Logistics Partners LP (D)	6,000	195,000
Enbridge Energy Escrow Account*	388,717	—
Enbridge Energy Management *	177,629	2,433,517
Energy Transfer Partners (D)	212,746	4,263,430
EnLink Midstream Partners (D)	150,808	2,636,124
GasLog Partners LP (D)	22,048	522,538
Genesis Energy (D)	114,855	2,645,111
Global Partners LP (D)	39,190	691,703
Golar LNG Partners LP (D)	49,112	1,078,008
Hoegh LNG Partners LP	6,382	117,110
Holly Energy Partners LP (D)	18,582	583,289

COMMON STOCK — continued

	Shares/Face Amount	Value

ENERGY (continued)
KNOT Offshore Partners LP (D)	23,935	$506,225
Martin Midstream Partners LP (D)	85,419	1,383,788
NGL Energy Partners LP (D)	134,061	2,245,522
NuStar Energy LP (D)	73,881	2,461,715
NuStar GP Holdings (D)	9,300	165,075
PBF Logistics (D)	11,905	249,410
Plains GP Holdings, Cl A (D)	88,500	1,883,280
Sanchez Midstream Partners (D)	23,700	295,065
Sprague Resources LP (D)	21,940	591,283
Summit Midstream Partners LP (D)	81,596	1,823,671
Sunoco (D)	122,916	3,922,249
Targa Resources	59,970	2,878,560
TC Pipelines LP (D)	24,664	1,347,641
Teekay LNG Partners LP (D)	49,980	987,105
Teekay Offshore Partners	6,000	15,000
USA Compression Partners LP (D)	86,755	1,598,027
USD Partners (D)	9,940	110,334
Williams Partners (D)	10,180	426,542

		49,225,050

FINANCIALS — 0.1%
Annaly Capital Management ‡	19,000	200,260
Oslo Bors VPS Holding	639	10,299

		210,559

UTILITIES — 0.6%
AmeriGas Partners LP (D)	10,200	481,848
Suburban Propane Partners LP (D)	36,580	930,961

		1,412,809

Total Common Stock (Cost $52,116,725)		50,860,390

CONVERTIBLE BONDS — 19.0%

CONSUMER DISCRETIONARY — 1.9%
DISH Network
3.375%, 08/15/26	$505,000	536,238
2.375%, 03/15/24(A)	435,000	407,041
KB Home
1.375%, 02/01/19	200,000	242,634
Liberty Media -Liberty Formula One
1.000%, 01/30/23(A)	355,000	417,750
Live Nation Entertainment
2.500%, 05/15/19	270,000	362,551
Priceline Group
0.350%, 06/15/20	345,000	511,464

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2018
(unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — 1.9% (continued)
RH
6.183%, 06/15/19(A)(B)	$260,000	$266,220
Tesla
2.375%, 03/15/22	215,000	269,534
1.250%, 03/01/21	50,000	57,504
0.250%, 03/01/19	700,000	776,776
Wayfair
0.375%, 09/01/22(A)	360,000	399,420

		4,247,132

ENERGY — 1.3%
Alon USA Energy
3.000%, 09/15/18	180,000	237,839
Cheniere Energy
4.250%, 03/15/45	645,000	495,360
Chesapeake Energy
5.500%, 09/15/26	265,000	242,126
Ensco Jersey Finance
3.000%, 01/31/24	505,000	456,343
Oasis Petroleum
2.625%, 09/15/23	415,000	440,281
Oil States International 1.500%, 02/15/23(A)	415,000	423,940
Scorpio Tankers
2.375%, 07/01/19(A)	355,000	324,293
Weatherford International
5.875%, 07/01/21	335,000	349,024

		2,969,206

FINANCIALS — 0.7%
Encore Capital Group
3.250%, 03/15/22(A)	430,000	475,079
Fidelity National Financial
4.250%, 08/15/18	120,000	364,659
GS Finance MTN
0.000%, 06/05/23(B)	375,000	427,515
LendingTree
0.625%, 06/01/22(A)	180,000	330,907

		1,598,160

HEALTH CARE — 3.7%
Anthem
2.750%, 10/15/42	220,000	748,101
Array BioPharma
2.625%, 12/01/24(A)	235,000	293,764
BioMarin Pharmaceutical
1.500%, 10/15/20	175,000	204,574
0.599%, 08/01/24	335,000	330,248
Clovis Oncology
2.500%, 09/15/21	105,000	132,298
Dermira
3.000%, 05/15/22(A)	245,000	277,881

CONVERTIBLE BONDS — continued

	Face Amount	Value

HEALTH CARE — 3.7% (continued)
Flexion Therapeutics
3.375%, 05/01/24(A)	$405,000	$459,521
Hologic
2.000%, 03/01/18(C)	275,000	374,678
Illumina
0.500%, 06/15/21	540,000	651,871
Insulet
1.375%, 11/15/24(A)	455,000	481,999
Ionis Pharmaceuticals
1.000%, 11/15/21	380,000	405,804
Ligand Pharmaceuticals
0.750%, 08/15/19	195,000	407,219
Medidata Solutions
1.000%, 08/01/18	200,000	240,092
Molina Healthcare
1.125%, 01/15/20	210,000	472,220
Neurocrine Biosciences
2.250%, 05/15/24(A)	570,000	767,061
Quidel
3.250%, 12/15/20	340,000	535,677
Sarepta Therapeutics
1.500%, 11/15/24(A)	370,000	426,820
Teladoc
3.000%, 12/15/22(A)	430,000	497,112
Tivity Health
1.500%, 07/01/18	135,000	268,276
Wright Medical Group
2.000%, 02/15/20	240,000	248,100

		8,223,316

INDUSTRIALS — 2.4%
Air Lease
3.875%, 12/01/18	280,000	469,632
Air Transport Services Group
1.125%, 10/15/24(A)	540,000	567,872
Atlas Air Worldwide Holdings
1.875%, 06/01/24	310,000	353,200
Chart Industries
1.000%, 11/15/24(A)	640,000	692,659
Dycom Industries
0.750%, 09/15/21	400,000	531,094
Greenbrier
2.875%, 02/01/24(A)	530,000	607,895
Meritor
3.250%, 10/15/37(A)	505,000	558,365
Patrick Industries
1.000%, 02/01/23(A)	295,000	302,172
RTI International Metals
1.625%, 10/15/19	405,000	476,969
Titan Machinery
3.750%, 05/01/19	550,000	544,515

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2018
(unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value

INDUSTRIALS — continued
Trinity Industries
3.875%, 06/01/36	$160,000	$233,641

		5,338,014

INFORMATION TECHNOLOGY — 8.1%
Advanced Micro Devices
2.125%, 09/01/26	170,000	318,160
Altaba
0.000%, 12/01/18(B)	475,000	714,946
CalAmp
1.625%, 05/15/20	405,000	444,487
Carbonite
2.500%, 04/01/22(A)	350,000	428,470
Citrix Systems
0.500%, 04/15/19	400,000	529,928
Coupa Software
0.375%, 01/15/23(A)	435,000	471,975
Cypress Semiconductor
4.500%, 01/15/22	150,000	212,994
2.000%, 02/01/23(A)	220,000	237,789
Envestnet
1.750%, 12/15/19	510,000	546,914
Euronet Worldwide
1.500%, 10/01/44	210,000	277,545
Gogo
3.750%, 03/01/20	690,000	598,077
HubSpot
0.250%, 06/01/22(A)	140,000	168,124
IAC FinanceCo
0.875%, 10/01/22(A)	515,000	588,498
II-VI
0.250%, 09/01/22(A)	290,000	326,500
Intel
3.250%, 08/01/39	615,000	1,411,426
Lam Research
1.250%, 05/15/18	240,000	764,589
Lumentum Holdings
0.250%, 03/15/24(A)	155,000	165,478
Microchip Technology
1.625%, 02/15/27(A)	860,000	1,044,667
Micron Technology
3.000%, 11/15/43	655,000	997,826
Nuance Communications
1.250%, 04/01/25(A)	635,000	667,904
ON Semiconductor
1.625%, 10/15/23(A)	420,000	573,842
OSI Systems
1.250%, 09/01/22(A)	430,000	395,660
Palo Alto Networks
0.000%, 07/01/19(B)	365,000	533,110
Proofpoint
0.750%, 06/15/20	330,000	448,143

CONVERTIBLE BONDS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — 8.1% (continued)
PROS Holdings
2.000%, 06/01/47(A)	$560,000	$507,461
RealPage
1.500%, 11/15/22(A)	495,000	661,914
salesforce.com
0.250%, 04/01/18	470,000	803,657
ServiceNow
0.000%, 06/01/22(A) (B)	660,000	807,420
Square
0.375%, 03/01/22(A)	175,000	366,761
Take-Two Interactive Software
1.000%, 07/01/18	15,000	88,163
VeriSign
4.702%, 08/15/37	280,000	938,300
Weibo
1.250%, 11/15/22(A)	275,000	331,846
Workday
0.250%, 10/01/22(A)	765,000	796,561

		18,169,135

MATERIALS — 0.2%
Allegheny Technologies
4.750%, 07/01/22	175,000	355,257

REAL ESTATE — 0.1%
Extra Space Storage
3.125%, 10/01/35‡ (A)	310,000	334,211

TELECOMMUNICATION SERVICES — 0.2%
Liberty Interactive
1.750%, 09/30/46(A)	345,000	422,667

UTILITIES — 0.4%
NextEra Energy Partners
1.500%, 09/15/20(A)	670,000	673,850
Pattern Energy Group
4.000%, 07/15/20	230,000	229,983

		903,833

Total Convertible Bonds (Cost $38,318,041)		42,560,931

PREFERRED STOCK — 3.5%

	Shares	Value

UNITED STATES — 3.5%
2017 Mandatory Exchangeable Trust, 5.188%(A)	3,870	471,278
Allergan, 5.500%*	580	375,666
AMG Capital Trust II, 5.150%	7,270	455,767
Bank of America, 7.250%*	615	776,130
Becton Dickinson, 6.125%*	15,350	962,752

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2018
(unaudited)

PREFERRED STOCK — continued

	Shares	Value
UNITED STATES (continued)
Blueknight Energy Partners, 11.000%(D)(E)	8,535	$66,146
Crown Castle International, 6.875%‡ *	860	962,202
Hess, 8.000%*	7,250	434,057
NextEra Energy, 6.123%*	8,975	507,626
Post Holdings, 2.500%	1,500	215,505
Rexnord, 5.750%*	4,260	261,266
Sanchez Energy, 6.500%	4,650	97,278
Scorpio Tankers, 8.250%(F)	17,300	437,690
Stanley Black & Decker, 5.375%*	4,605	548,686
Teekay Offshore Partners, 7.250%(D)	8,075	181,849
Wells Fargo, 7.500%*	475	608,000
WPX Energy, 6.250%	6,315	396,961

		7,758,859

Total Preferred Stock (Cost $7,647,338)		7,758,859

SOVEREIGN DEBT — 0.6%

	Face Amount(1)	Value
Hellenic Republic Government Bond
3.000%, 02/24/20 EUR(C)	870,000	1,090,427
Mexican Bonos
6.500%, 06/10/21 MXN	6,150,000	320,471

Total Sovereign Debt (Cost $1,196,120)		1,410,898

LOAN PARTICIPATION — 0.2%

	Face Amount	Value
Gol LuxCo 6.500%, VAR Fixed+0.000%, 08/31/20	550,000	561,000

Total Investments — 95.4% (Cost $212,972,841)		$213,891,880

A list of the open futures contracts held by the Fund at Janauary 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
British Pound	(7)	Mar-2018	(588,840)	(621,250)	(32,410)
CAD Currency	(8)	Mar-2018	(623,920)	(650,600)	(26,680)
Euro	(8)	Feb-2018	(1,191,567)	(1,244,750)	(53,183)

			$(2,404,327)	$(2,516,600)	$(112,273)

Percentages are based on net assets of $224,166,972.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on January 31, 2018. The coupon on a step bond changes on a specified date.
(D)	Security considered Master Limited Partnership. At January 31, 2018, these securities amounted to $45,275,038 or 20.2% of Net Assets.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

CAD — Canadian Dollar

EUR — Euro

GBP — Global British Pound

GP — General Partner

LP — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

VAR – Variable Rate

The following is a list of the inputs used as of January 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Company	$55,821,451	$—	$—	$55,821,451
Corporate Obligations	—	54,873,712	44,639	54,918,351
Common Stock	50,848,418	—	11,972	50,860,390
Convertible Bonds	—	42,560,931	—	42,560,931
Preferred Stock	6,178,619	1,580,240	—	7,758,859
Sovereign Debt	—	1,410,898	—	1,410,898
Loan Participation	—	561,000	—	561,000

Total Investments in Securities	$112,848,488	$100,986,781	$56,611	$213,891,880

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(112,273)	$—	$—	$(112,273)

Total Other Financial Instruments	$(112,273)	$—	$—	$(112,273)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2018, there were Level 3 securities

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 52.3%

	Shares	Value

EXCHANGE TRADED FUNDS — 1.0%
Consumer Discretionary Select
Sector SPDR Fund	16,200	$1,746,522
Energy Select Sector SPDR Fund	10,700	800,895
Health Care Select Sector SPDR Fund	5,400	475,740
Materials Select Sector SPDR Fund	1,500	94,425
Technology Select Sector SPDR Fund	34,600	2,368,370

		5,485,952

OPEN-END FUNDS — 51.3%
AQR Long-Short Equity Fund, Cl R6	3,698,412	53,811,895
AQR Managed Futures Strategy HV Fund, Cl R6	5,830,407	56,263,432
AQR Style Premia Alternative Fund, Cl R6	5,683,657	60,133,089
ASG Managed Futures Strategy Fund, Cl Y	5,057,608	56,442,910
PIMCO All Asset All Authority Fund, Cl I	6,059,061	55,016,271

		281,667,597

Total Registered Investment Companies (Cost $282,754,011)		287,153,549

U.S. TREASURY OBLIGATIONS — 10.2%

	Face Amount	Value
U.S. Treasury Bills
1.765%, 01/03/19 (A)	$14,500,000	14,261,200
1.206%, 07/19/18 (A)	14,400,000	14,292,562
U.S. Treasury Notes
2.250%, 11/15/27	28,400,000	27,256,234

Total U.S. Treasury Obligations (Cost $56,768,092)		55,809,996

COMMON STOCK — 22.0%

	Shares	Value

AUSTRIA — 0.1%
OMV	3,452	222,264
S IMMO	6,541	122,303
Telekom Austria, Cl A	7,214	69,772

		414,339

BERMUDA — 0.1%
Assured Guaranty	13,200	469,788

COMMON STOCK — continued

	Shares	Value

BRAZIL — 0.2%
Cia Paranaense de Energia ADR	43,369	$336,110
Cosan, Cl A	25,806	295,737
Minerva	64,128	193,833
Saraiva Livreiros Editores	36,334	50,407
SLC Agricola	11,967	117,904
Wiz Solucoes e Corretagem de Seguros	17,700	75,889

		1,069,880

CANADA — 0.7%
Canfor *	5,400	126,659
Canfor Pulp Products	8,400	99,229
Cogeco	1,900	115,915
Equitable Group	2,100	114,595
Genworth MI Canada	12,100	415,532
Industrial Alliance Insurance & Financial Services	4,200	201,088
Labrador Iron Ore Royalty	14,900	321,016
Lululemon Athletica *	700	54,747
Medical Facilities	7,400	92,530
Methanex	6,318	397,718
North American Energy Partners	8,141	39,381
Suncor Energy	10,846	393,168
Teck Resources, Cl B	35,939	1,044,028
West Fraser Timber	7,500	524,756

		3,940,362

CHINA — 0.7%
CECEP COSTIN New Materials Group *(B)	781,000	29,951
Changyou.com ADR *	9,528	293,177
China Petroleum & Chemical, Cl H	256,000	221,224
China Pioneer Pharma Holdings	346,000	112,346
China Shenhua Energy, Cl H	173,500	540,063
China Shineway Pharmaceutical Group	102,469	126,274
China Southern Airlines ADR	8,397	543,286
Daqo New Energy ADR *	6,531	355,548
Powerlong Real Estate Holdings	219,000	118,701
Shimao Property Holdings	160,000	477,587
Sino-Ocean Group Holding	485,751	401,758
Sinotruk Hong Kong	244,913	321,848
Xinyuan Real Estate ADR	15,341	112,450

		3,654,213

DENMARK — 0.0%
Alm Brand	10,552	130,085
IC Group	1,955	46,245

		176,330

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

FINLAND — 0.0%
Atria, Cl A	8,479	$130,958

GERMANY — 0.3%
ADO Properties (C)	1,459	78,616
Amadeus Fire	1,264	130,254
Bauer	3,675	112,699
Deutsche Beteiligungs	1,996	123,164
Deutsche Lufthansa	16,204	578,197
Draegerwerk & KGaA	7	534
Eckert & Ziegler	2,518	117,078
Elmos Semiconductor	1,883	55,758
Hornbach Holding & KGaA	227	20,658
Leoni	953	73,193
Steinhoff International Holdings	218,609	122,924
Surteco	3,534	120,661
Technotrans	1,961	108,953

		1,642,689

HONG KONG — 1.1%
BAIC Motor, Cl H (C)	50,000	78,234
BOC Aviation (C)	28,500	167,590
Changgang Dunxin Enterprise *(B)	586,000	9,738
China Huarong Asset Management, Cl H (C)	317,000	160,067
China Merchants Land	492,637	96,983
China Resources Cement Holdings	530,000	399,059
CNQC International Holdings	272,500	102,762
Consun Pharmaceutical Group	99,265	112,048
Dickson Concepts International	96,000	36,203
Fairwood Holdings	28,000	116,508
Giordano International	225,018	115,060
Haier Electronics Group	137,000	469,355
Hop Fung Group Holdings	498,000	89,126
Huabao International Holdings	126,000	94,871
Kerry Properties	55,000	262,954
Kingboard Chemical Holdings	82,386	453,391
Lonking Holdings	536,742	240,148
Melco International Development	275,000	827,884
PCCW	149,000	85,903
People’s Insurance Group of China, Cl H	894,697	511,246
SSY Group	154,000	113,000
Sun Hung Kai	147,890	96,606
United Laboratories International Holdings *	166,000	145,360
Weichai Power, Cl H	390,122	487,737
Wharf Holdings	126,000	516,232

COMMON STOCK — continued

	Shares	Value
HONG KONG (continued)
Yue Yuen Industrial Holdings	83,500	$376,797
Zhuhai Holdings Investment Group	103,108	15,290

		6,180,152

INDIA — 0.0%
Bliss Gvs Pharma	21,862	70,704

IRELAND — 0.2%
Endo International PLC *	72,963	504,174
Mallinckrodt PLC *	25,827	466,436
Seagate Technology PLC	1,200	66,240

		1,036,850

ISRAEL — 0.2%
ADO Group *	6,021	120,076
El Al Israel Airlines	272,855	112,508
Orbotech *	2,110	112,379
Partner Communications *	17,773	100,831
Rami Levy Chain Stores Hashikma	2,197	128,946
Scope Metals Group	4,144	127,729
Shufersal	18,764	135,261
SodaStream International *	4,389	345,107

		1,182,837

ITALY — 0.1%
CIR-Compagnie Industriali Riunite	18,144	26,311
Immobiliare Grande Distribuzione SIIQ ‡	87,179	101,744
Reno de Medici	40,463	32,453
Sabaf	4,440	108,597
Salini Impregilo	50,393	202,838
Societa Iniziative Autostradali e Servizi	7,094	133,523

		605,466

JAPAN — 1.0%
Ahresty	14,000	118,109
Atsugi	10,100	115,645
Broadband Tower	66,000	120,912
Daiwabo Holdings	3,500	155,491
Endo Lighting	2,700	33,685
F-Tech	6,700	102,001
Fujitsu Frontech	1,500	25,557
Geo Holdings	9,600	195,658
GMB	6,400	128,856
H-One	7,500	108,340
Ichiken	5,291	117,626
Invesco Office J-Reit ‡	95	108,079
Kato Works	3,200	100,980

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN (continued)
Kitagawa Iron Works	4,500	$128,195
Look Holdings	95,000	333,288
MetalArt	26,000	119,557
Mixi	11,300	498,392
Nippon Paper Industries	17,000	322,964
Nippon Piston Ring	2,700	55,771
Nisshin Fudosan	11,500	98,177
NuFlare Technology	1,900	122,525
Okuwa	12,000	124,870
ORIX	8,300	154,717
Osaki Electric	16,000	117,981
Sanoh Industrial	14,200	113,033
Sanoyas Holdings	43,961	117,584
Shibaura Mechatronics	29,645	125,727
Shinagawa Refractories	3,500	105,959
T RAD	3,000	104,424
Tachi-S, Cl S	3,400	61,696
Taiho Kogyo, Cl A	7,900	119,835
Takaoka Toko	7,000	111,762
Take And Give Needs	12,007	124,942
Tera Probe *	10,524	132,647
Toa Road	2,912	115,098
Togami Electric Manufacturing	2,600	58,802
Towa Pharmaceutical	2,300	129,779
Vital KSK Holdings	14,200	125,910
YAC Holdings	10,000	103,508
Yamatane	6,100	118,066
Yurtec	15,000	122,012

		5,398,160

KASHMIRI — 0.0%
APS Holdings *	3,404	26,618

MALAYSIA — 0.1%
AirAsia	282,605	300,169
George Kent Malaysia	84,073	82,396
Muhibbah Engineering M	86,202	70,107
OSK Holdings	116,185	31,001
Padini Holdings	83,959	109,640
Supermax	141,500	79,504
Top Glove	62,100	147,692

		820,509

NORWAY — 0.1%
Awilco Drilling	6,714	27,261
BW Offshore	25,713	128,083

COMMON STOCK — continued

	Shares	Value

NORWAY (continued)
Grieg Seafood	23,145	$204,762

		360,106

PHILIPPINES — 0.0%
First Philippine Holdings	73,051	88,145
Semirara Mining & Power, Cl A	162,376	119,962

		208,107

PORTUGAL — 0.1%
CTT-Correios de Portugal	46,694	200,008
Mota-Engil SGPS	25,453	126,405

		326,413

PUERTO RICO — 0.0%
Triple-S Management, Cl B *	11,631	267,281

SINGAPORE — 0.3%
AEM Holdings	68,229	258,498
China Sunsine Chemical Holdings	149,493	127,635
China Yuchai International	8,653	229,305
Chip Eng Seng	127,700	98,321
Geo Energy Resources	489,894	97,097
Hi-P International, Cl P	162,200	244,821
Hock Lian Seng Holdings	43,060	16,577
Indofood Agri Resources	223,200	68,059
k1 Ventures (B)	58,160	33,695
M1	48,900	68,963
Riverstone Holdings	71,161	61,299
Sunningdale Tech	48,000	72,084
UMS Holdings	341,300	278,389

		1,654,743

SOUTH KOREA — 1.1%
Chong Kun Dang Pharmaceutical *	1,060	145,423
Crown Confectionery *	3,557	49,465
Daehan Steel *	15,296	145,390
Daihan Pharmaceutical *	5,401	236,200
Dong-Ah Geological Engineering *	6,466	79,323
Dongwha Pharm *	9,250	93,552
Great Rich Technologies	36,951	119,554
HanmiGlobal *	16,752	163,151
Hanwha	9,480	417,694
Heng Sheng Holding Group *	51,110	104,819
HEUNGKUK METALTECH *	7,918	69,107
Hite Jinro *	4,470	96,278
Hyundai Telecommunication *	9,700	99,920
iMarketKorea *	11,940	113,491
INZI Display *	50,449	88,582
JASTECH	7,554	125,564

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA (continued)
KM *	18,270	$133,280
Kortek	2,839	40,544
Kyungdong Pharm *	4,307	108,497
LG Electronics	1,263	121,232
LG Uplus	35,199	471,364
LMS *	8,308	70,955
Lotte Chemical	144	56,637
MAKUS *	45,113	187,997
Mhethanol *	13,698	83,508
Moorim Paper	2,087	5,306
NICE Total Cash Management *	19,722	241,942
NS Shopping *	13,305	201,223
Organic Tea Cosmetics Holdings *	37,185	116,307
PSK *	2,903	66,604
Samchully *	421	47,113
Samjin Pharmaceutical *	2,855	107,345
Samyang Holdings *	526	59,848
Sebo Manufacturing Engineer *	10,520	122,159
Seohan *	41,973	101,999
SK Hynix	14,407	991,632
Systems Technology *	5,927	156,799
Tongyang pile *	23,177	113,948
Ubiquoss Holdings *	17,660	111,465
Value Added Technology *	3,500	124,385
Yuyu Pharma	9,767	126,221

		6,115,823

SWEDEN — 0.3%
Hemfosa Fastigheter	12,232	167,959
International Petroleum *	26,671	126,249
Klovern, Cl B	97,248	128,966
Loomis, Cl B	1,968	78,671
Mr. Green	8,097	55,180
Nobina (C)	17,490	124,074
Orexo *	20,950	112,860
SAS *	76,549	185,255
Svenska Cellulosa SCA, Cl B	17,868	184,895
Tethys Oil	14,831	119,327
Victoria Park, Cl B	34,005	129,894

		1,413,330

SWITZERLAND — 0.1%
Daetwyler Holding	462	98,183
Novartis	708	64,049
Swisscom	257	140,380

		302,612

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — 0.0%
Amarin PLC ADR *	21,627	$81,101

UNITED STATES — 15.2%

Consumer Discretionary — 2.7%
Abercrombie & Fitch, Cl A	26,114	540,821
Advance Auto Parts	600	70,194
Bassett Furniture Industries	7,557	256,560
BBX Capital, Cl A	12,200	111,142
Beazer Homes USA *	22,199	411,570
Bed Bath & Beyond	4,700	108,476
Bojangles’ *	1,700	20,825
Bridgepoint Education, Cl A *	11,462	88,601
Carrols Restaurant Group *	39,113	486,957
Century Casinos *	22,832	208,913
Century Communities *	7,636	241,298
Chico’s FAS	5,574	53,009
Chipotle Mexican Grill, Cl A *	240	77,942
Citi Trends	13,230	311,037
Conn’s *	10,456	348,185
Dave & Buster’s Entertainment *	1,900	89,300
Del Frisco’s Restaurant Group *	2,400	42,000
Del Taco Restaurants *	13,100	165,977
Domino’s Pizza	4,100	889,085
Finish Line, Cl A	28,649	324,593
Floor & Decor Holdings, Cl A *	10,200	478,380
Fogo De Chao *	12,568	163,384
Foot Locker	600	29,490
GameStop, Cl A	45,400	763,174
Gannett	5,087	60,027
Gray Television *	19,691	321,948
Hibbett Sports *	11,523	260,420
International Game Technology	6,600	191,862
JC Penney *	66,700	247,457
Johnson Outdoors, Cl A	3,486	210,101
K12 *	13,507	234,346
Kirkland’s *	30,269	321,154
Lakeland Industries *	12,400	174,840
Lifetime Brands	11,207	195,562
M/I Homes *	13,947	451,046
MCBC Holdings *	2,100	50,757
McDonald’s	200	34,228
Modine Manufacturing *	14,481	338,131
Monarch Casino & Resort *	3,437	156,590
Movado Group	4,219	129,101
National Vision Holdings *	1,300	50,856
Papa John’s International	500	32,445

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Perry Ellis International *	11,059	$265,195
RCI Hospitality Holdings	13,614	399,979
Rocky Brands	15,297	263,108
Ruth’s Hospitality Group	13,051	309,309
Shiloh Industries *	7,265	54,124
Shutterfly *	1,100	74,965
Stoneridge *	13,385	325,791
Tailored Brands	7,857	190,061
Taylor Morrison Home, Cl A *	16,100	409,423
Texas Roadhouse, Cl A	4,000	234,880
Tilly’s, Cl A	15,005	223,875
Tower International	2,145	64,779
Tractor Supply	5,200	396,500
tronc *	5,735	116,994
Ulta Beauty *	3,370	748,477
Vista Outdoor *	4,800	72,720
William Lyon Homes, Cl A *	7,577	205,716
Winnebago Industries	5,783	262,837
ZAGG *	8,414	140,514
Zumiez *	25,075	520,306

		15,021,337

Consumer Staples — 0.4%
Central Garden & Pet, Cl A *	11,740	442,833
Coca-Cola Bottling Consolidated	200	40,504
Costco Wholesale	1,700	331,279
Dean Foods	14,100	146,217
Fresh Del Monte Produce	4,600	217,626
Ingles Markets, Cl A	5,397	181,339
Kroger	7,100	215,556
Natural Health Trends	5,191	83,679
Nu Skin Enterprises, Cl A	200	14,368
Performance Food Group *	1,600	54,960
Sanderson Farms	900	114,210
TreeHouse Foods *	4,800	226,368
Universal	2,400	115,200
US Foods Holding *	1,100	35,343
USANA Health Sciences *	1,000	74,650
Walgreens Boots Alliance	1,200	90,312

		2,384,444

Energy — 0.8%
Abraxas Petroleum *	91,341	218,305
Archrock	78,505	730,096
Exterran *	3,205	92,560
Matrix Service *	5,844	104,608

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Energy (continued)
McDermott International *	22,193	$194,855
Oasis Petroleum *	9,000	77,940
Overseas Shipholding Group, Cl A *	108,670	229,294
Pacific Ethanol *	37,384	157,013
Pioneer Energy Services *	23,926	77,759
Renewable Energy Group *	18,035	192,974
Rowan, Cl A *	53,200	783,104
SilverBow Resources *	800	24,560
Solaris Oilfield Infrastructure, Cl A *	8,747	165,056
Transocean *	74,700	806,013
Whiting Petroleum *	20,300	566,776

		4,420,913

Financials — 2.9%
Ameriprise Financial	5,000	843,500
Anworth Mortgage Asset ‡	18,249	88,690
Arbor Realty Trust ‡	34,216	278,860
Ares Commercial Real Estate ‡	12,285	155,651
Bank of Marin Bancorp	2,603	178,826
Berkshire Hills Bancorp	10,089	382,878
Boston Private Financial Holdings	13,359	205,729
Brookline Bancorp	11,997	191,952
Carolina Financial	3,153	130,030
Century Bancorp, Cl A	3,962	317,554
Charter Financial	13,791	265,201
CNO Financial Group	2,700	66,393
Diamond Hill Investment Group	100	21,036
Dime Community Bancshares	7,081	134,539
Dynex Capital ‡	36,971	240,312
Ellington Residential Mortgage ‡	10,755	116,262
Enterprise Financial Services	6,599	321,041
EZCORP, Cl A *	16,957	200,093
Farmers National Banc	15,814	230,884
Federal Agricultural Mortgage, Cl C	3,960	317,790
Financial Institutions	3,356	104,539
First Busey	10,104	313,022
First Connecticut Bancorp	8,843	222,401
First Defiance Financial	4,895	271,966
First Financial Northwest	10,528	167,816
First Foundation *	12,775	248,474
First Internet Bancorp	5,798	217,135
First Merchants	9,321	402,294
First of Long Island	8,203	230,504
FS Bancorp	3,301	189,312

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Financials (continued)
Hanmi Financial	3,123	$98,375
Heritage Commerce	5,528	88,503
Horizon Bancorp	10,669	324,871
Independent Bank	5,287	121,865
Independent Bank Group	5,810	416,868
Malvern Bancorp *	4,693	112,163
Manulife Financial	22,019	467,463
Meridian Bancorp	16,141	330,083
Morgan Stanley	8,800	497,640
MTGE Investment ‡	13,504	229,568
Navient	56,800	809,400
Old Second Bancorp	18,350	269,745
Oppenheimer Holdings, Cl A	3,519	96,773
Oritani Financial	9,316	155,577
Peapack Gladstone Financial	9,583	340,388
PennyMac Financial Services, Cl A *	10,480	232,656
Piper Jaffray	4,126	380,830
Preferred Bank	6,578	423,755
Pzena Investment Management, Cl A	8,633	107,999
Raymond James Financial	500	48,195
Riverview Bancorp	16,950	162,381
Santander Consumer USA Holdings	5,100	87,975
Sierra Bancorp	11,096	303,809
State Bank Financial	2,138	65,230
Sun Life Financial	10,165	440,856
Third Point Reinsurance *	49,900	711,075
TriCo Bancshares	5,159	190,780
Two River Bancorp	6,738	121,351
United Community Banks	5,519	174,842
United Community Financial	17,565	171,259
United Financial Bancorp	12,522	209,869
Walker & Dunlop *	7,102	329,888
Western Asset Mortgage Capital ‡	22,032	205,559

		15,782,275

Health Care — 1.0%
Achillion Pharmaceuticals *	43,600	115,540
Applied Genetic Technologies *	55,572	275,081
Arena Pharmaceuticals *	4,631	173,292
athenahealth *	300	37,593
BioCryst Pharmaceuticals *	15,477	69,647
BioTime *	39,375	114,581
Boston Scientific *	12,200	341,112

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Calithera Biosciences *	7,252	$58,016
Cardiovascular Systems *	6,325	156,291
Celgene *	1,200	121,392
Charles River Laboratories International *	600	63,264
DaVita *	4,000	312,160
Depomed *	12,651	92,985
Enanta Pharmaceuticals *	1,813	154,014
Enzo Biochem *	25,409	187,010
FONAR *	1,741	42,742
Hill-Rom Holdings	2,300	196,259
Hologic *	3,900	166,530
Intersect ENT *	6,948	259,508
Lantheus Holdings *	9,120	209,760
Masimo *	2,100	197,904
Medpace Holdings *	600	22,038
NuVasive *	3,300	161,271
Owens & Minor	6,300	132,678
PDL BioPharma *	43,760	120,778
Phibro Animal Health, Cl A	6,349	216,183
Premier, Cl A *	900	29,205
Providence Service *	2,283	146,865
RadNet *	13,616	138,202
RTI Surgical *	19,397	87,287
Spectrum Pharmaceuticals *	13,593	292,793
Taro Pharmaceutical Industries *	468	47,591
Tetraphase Pharmaceuticals *	21,600	126,144
Tivity Health *	2,925	113,344
United Therapeutics *	200	25,800
Vanda Pharmaceuticals *	4,632	73,417
Zimmer Biomet Holdings	2,600	330,512

		5,408,789

Industrials — 2.3%
ACCO Brands *	28,275	335,059
Allison Transmission Holdings	12,100	535,304
ARC Document Solutions *	26,615	64,408
ArcBest	12,400	440,820
Argan	1,400	61,040
Builders FirstSource *	2,900	62,118
CAI International *	12,583	355,596
CBIZ *	17,666	291,489
Columbus McKinnon	4,199	171,949
Commercial Vehicle Group *	35,422	438,170
Covenant Transportation Group, Cl A *	4,057	118,992

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
CRA International	10,440	$484,729
Crane	2,500	249,850
DXP Enterprises *	4,715	161,300
Essendant	16,706	151,189
Federal Signal	5,643	114,779
FTI Consulting *	1,700	73,899
GMS *	3,800	130,264
Graham	9,295	198,913
Hardinge	15,231	287,257
Heidrick & Struggles International	1,100	29,040
Hurco	4,467	201,685
InnerWorkings *	23,846	238,698
ITT	3,100	173,600
Kadant	2,103	210,826
Kimball International, Cl B	19,551	363,062
LB Foster, Cl A *	14,317	388,707
ManpowerGroup	1,400	183,946
MSC Industrial Direct, Cl A	2,500	234,700
Nordson	1,500	215,580
Patrick Industries *	6,532	418,375
PGT Innovations *	6,570	104,791
Pitney Bowes	5,500	77,605
Ply Gem Holdings *	9,971	213,878
Raven Industries	10,356	399,224
RCM Technologies	14,924	94,469
RPX	44,938	630,929
Rush Enterprises, Cl A *	16,400	886,420
Ryder System	5,407	470,571
Spartan Motors	10,107	135,434
Sterling Construction *	10,845	151,288
Titan International	6,600	87,846
Titan Machinery *	14,699	315,881
Universal Forest Products	8,136	303,717
Vectrus *	14,690	446,576
VSE	4,255	210,835
Wabash National	15,254	394,011
Werner Enterprises	3,000	122,100
Willdan Group *	4,337	98,276

		12,529,195

Information Technology — 2.0%
ADTRAN	16,198	259,168
Advanced Energy Industries *	4,871	346,474
Akamai Technologies *	2,500	167,475
AudioCodes *	51,082	396,396

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Avnet	4,900	$208,250
Bel Fuse, Cl B	3,757	77,206
Benchmark Electronics *	1,200	34,740
Blucora *	9,233	225,285
Booz Allen Hamilton Holding, Cl A	600	23,508
Broadcom	1,826	452,903
CA	4,800	172,080
Cardtronics *	3,000	73,380
Care.com *	14,858	272,496
ChannelAdvisor *	9,791	89,098
Cohu	9,451	215,199
CommScope Holding *	2,500	96,575
CommVault Systems *	700	37,345
Control4 *	5,967	161,765
CSRA	2,500	83,200
Daktronics	15,230	141,030
DHI Group *	52,576	94,637
Euronet Worldwide *	2,400	225,288
Extreme Networks *	25,217	379,012
F5 Networks *	1,400	202,356
Finjan Holdings *	33,900	65,766
Hackett Group	1,500	24,015
Ituran Location and Control	2,104	73,430
Juniper Networks	8,100	211,815
Kimball Electronics *	16,849	311,707
Kulicke & Soffa Industries *	3,300	75,933
Limelight Networks *	68,038	298,006
LivePerson *	18,143	216,809
Micron Technology *	1,300	56,836
MicroStrategy, Cl A *	1,100	151,503
MKS Instruments	1,100	112,530
NETGEAR *	900	62,730
NIC	1,700	28,220
Nova Measuring Instruments	9,422	255,525
Novanta *	6,153	356,259
PC Connection	8,478	222,124
PCM *	5,600	49,560
Perceptron *	20,950	218,299
Photronics *	3,200	26,880
Pixelworks *	52,780	321,430
Plantronics	900	53,091
PRGX Global *	10,423	79,215
Progress Software	9,100	453,453
QuinStreet *	15,768	147,115
Rudolph Technologies *	10,955	287,021

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Science Applications International	4,000	$306,600
Seachange International *	46,441	154,649
SolarEdge Technologies *	6,256	224,590
SPS Commerce *	600	31,560
Super Micro Computer *	3,800	86,735
Sykes Enterprises *	4,172	129,415
Ultra Clean Holdings *	13,334	289,214
Vishay Intertechnology	29,700	651,915
Web.com Group *	7,200	167,400
Western Digital	2,300	204,654
Xerox	700	23,891
Zix *	24,029	101,643

		10,966,404

Materials — 0.7%
A Schulman	3,077	120,003
Ampco-Pittsburgh	12,049	163,866
Axalta Coating Systems *	4,300	135,450
Cabot	700	47,348
Clearwater Paper *	2,317	109,015
Core Molding Technologies	12,176	253,261
FutureFuel	19,134	256,396
Greif, Cl B	600	38,190
Huntsman	3,700	127,909
Koppers Holdings *	8,589	393,376
Kraton *	3,194	160,530
Mercer International	16,635	244,535
Norbord	9,902	377,464
OMNOVA Solutions *	20,103	221,133
Rayonier Advanced Materials	16,859	318,972
Resolute Forest Products *	19,712	226,688
Schnitzer Steel Industries, Cl A	6,557	224,249
Verso *	9,942	159,669

		3,578,054

Real Estate — 2.2%
American Assets Trust ‡	4,400	155,144
American Homes 4 Rent, Cl A ‡	22,800	474,012
Ashford Hospitality Prime ‡	36,229	326,786
Ashford Hospitality Trust ‡	50,179	323,153
AvalonBay Communities ‡	500	85,200
Brixmor Property Group ‡	16,500	267,795
BRT Apartments ‡	6,879	92,179
CareTrust ‡	22,800	362,292
CatchMark Timber Trust, Cl A ‡	22,388	294,850
CBL & Associates Properties ‡	51,100	284,116

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Real Estate (continued)
CoreSite Realty ‡	7,482	$810,450
Corporate Office Properties Trust ‡	3,900	106,470
CyrusOne ‡	5,500	317,295
Empire State Realty Trust, Cl A ‡	43,000	840,650
Equinix	1,960	892,172
Equity LifeStyle Properties ‡	7,000	604,240
Federal Realty Investment Trust ‡	200	24,160
First Industrial Realty Trust ‡	7,100	219,106
Forest City Realty Trust, Cl A ‡	35,107	823,961
Global Net Lease ‡	15,700	287,938
Healthcare Trust of America, Cl A ‡	15,200	419,672
Hospitality Properties Trust ‡	4,000	113,640
Hudson Pacific Properties ‡	5,300	169,441
Invitation Homes	14,900	335,101
Kite Realty Group Trust ‡	11,100	187,146
NexPoint Residential Trust ‡	9,544	253,011
PS Business Parks ‡	2,200	268,642
QTS Realty Trust, Cl A ‡	16,600	826,680
Retail Properties of America, Cl A ‡	2,000	24,100
Ryman Hospitality Properties ‡	3,700	283,235
Simon Property Group ‡	4,200	686,154
Tanger Factory Outlet Centers ‡	13,100	329,858
UMH Properties ‡	12,496	167,197
VEREIT ‡	26,700	192,240
Vornado Realty Trust ‡	6,100	437,248

		12,285,334

Telecommunication Services — 0.0%
Cogent Communications Holdings	1,400	63,140

Utilities — 0.2%
Atlantica Yield	29,300	617,644
Huaneng Power International ADR	5,264	135,601
SCANA	7,200	292,608

		1,045,853

		83,485,738

Total Common Stock (Cost $106,923,500)		121,035,109

Total Investments — 84.5% (Cost $446,445,603)		$463,998,654

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCK — (19.4)%

	Shares	Value

AUSTRALIA — (1.1)%
Afterpay Touch Group *	(45,287)	$(268,584)
Altura Mining *	(164,760)	(49,123)
Ardent Leisure Group	(122,938)	(199,118)
Artemis Resources *	(135,281)	(23,437)
Australian Agricultural *	(53,016)	(54,468)
Beadell Resources *	(371,743)	(44,933)
Bellamy’s Australia *	(10,797)	(129,286)
Bubs Australia *	(47,338)	(27,464)
Buddy Platform *	(577,125)	(99,985)
Clean TeQ Holdings *	(100,126)	(112,148)
Cooper Energy *	(304,527)	(89,567)
Corporate Travel Management	(3,498)	(57,050)
Domino’s Pizza Enterprises	(8,091)	(312,882)
Emeco Holdings *	(811,533)	(186,371)
EML Payments *	(17,918)	(28,010)
FlexiGroup	(44,048)	(64,244)
Freedom Foods Group	(12,594)	(53,278)
G8 Education	(141,111)	(382,057)
HT&E	(64,307)	(87,833)
HUB24 *	(10,712)	(92,273)
ImpediMed *	(183,713)	(118,429)
Infigen Energy *	(227,048)	(115,262)
IRESS	(3,848)	(37,271)
Karoon Gas Australia *	(79,596)	(82,739)
Liquefied Natural Gas *	(171,433)	(70,452)
Nanosonics *	(39,986)	(91,185)
NEXTDC *	(41,673)	(191,407)
Orocobre *	(41,664)	(241,054)
Perseus Mining *	(504,909)	(172,914)
Pilbara Minerals *	(149,950)	(114,184)
Select Harvests	(11,953)	(48,640)
Senex Energy *	(465,657)	(140,710)
SpeedCast International	(32,545)	(143,188)
Superloop	(72,154)	(135,470)
Syrah Resources *	(113,864)	(362,420)
Technology One	(16,481)	(65,340)
Ten Network Holdings *(B)	(564,928)	(72,835)
TPG Telecom	(102,551)	(526,390)
Vocus Group	(24,251)	(58,429)
Webjet	(41,819)	(344,729)
Westfield ‡	(47,037)	(346,429)
Yowie Group *	(94,918)	(12,238)

		(5,853,826)

BELGIUM — (0.1)%
Nyrstar *	(7,086)	(57,537)

COMMON STOCK — continued

	Shares	Value

BELGIUM (continued)
Umicore	(6,845)	$(359,995)

		(417,532)

BRAZIL — (0.0)%
BRF ADR *	(23,973)	(266,820)

CANADA — (0.6)%
Alamos Gold, Cl A	(47,500)	(284,614)
Boardwalk ‡	(6,200)	(224,309)
Bombardier *	(252,900)	(715,522)
Continental Gold *	(58,500)	(174,073)
DHX Media, Cl B	(8,700)	(34,163)
Eldorado Gold	(203,691)	(263,308)
Lundin Gold *	(4,800)	(19,902)
Major Drilling Group International *	(11,200)	(58,459)
NexGen Energy *	(33,500)	(76,805)
Novagold Resources *	(118,866)	(442,182)
Precision Drilling *	(148,270)	(538,220)
SNC-Lavalin Group	(3,900)	(172,520)
Stornoway Diamond *	(80,500)	(36,650)
Trican Well Service *	(101,600)	(318,016)
Uranium Participation *	(21,700)	(68,805)

		(3,427,548)

CHINA — (0.3)%
AviChina Industry & Technology, Cl H	(127,000)	(68,024)
BeiGene ADR *	(2,939)	(398,969)
Coolpad Group *(B)	(702,907)	(64,696)
Ctrip.com International ADR *	(6,892)	(322,408)
GDS Holdings ADR *	(4,902)	(139,903)
Gridsum Holding ADR *	(7,287)	(96,771)
Honghua Group	(131,000)	(16,077)
Jumei International Holding ADR *	(31,379)	(99,785)
Renren ADR *	(5,765)	(58,400)
Tarena International ADR	(16,408)	(219,539)
V1 Group *	(386,000)	(11,053)

		(1,495,625)

COLOMBIA — (0.0)%
Grupo Aval Acciones y Valores ADR	(7,410)	(67,431)

DENMARK — (0.1)%
AP Moller - Maersk, Cl B	(38)	(67,829)
Chr Hansen Holding	(3,160)	(276,226)

		(344,055)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

FINLAND — (0.1)%
Caverion	(10,974)	$(92,513)
Outotec	(20,290)	(174,726)
Tikkurila	(3,813)	(76,597)

		(343,836)

FRANCE — (0.0)%
Sequans Communications ADR *	(40,157)	(70,676)

GERMANY — (0.2)%
Ascendis Pharma ADR *	(2,226)	(113,459)
Aumann * (C)	(350)	(28,941)
BRAIN Biotechnology Research & Information Network *	(3,002)	(98,024)
Ferratum	(2,629)	(97,922)
Hypoport *	(550)	(87,406)
Rocket Internet * (C)	(7,761)	(225,090)
Shop Apotheke Europe * (C)	(1,215)	(70,145)
Singulus Technologies *	(3,372)	(76,781)
thyssenkrupp	(5,707)	(179,548)
zooplus *	(486)	(100,164)

		(1,077,480)

GREECE — (0.1)%
Aegean Marine Petroleum Network	(24,702)	(114,864)
Diana Shipping *	(21,987)	(83,551)
Tsakos Energy Navigation	(32,392)	(118,231)

		(316,646)

HONG KONG — (0.8)%
Alibaba Health Information Technology *	(414,000)	(216,456)
Alibaba Pictures Group *	(1,510,000)	(210,402)
Bank of East Asia	(37,845)	(163,762)
Beijing Enterprises Medical & Health Group *	(1,431,017)	(78,661)
Chaowei Power Holdings	(132,000)	(75,090)
China Chengtong Development Group *	(898,756)	(56,871)
China Energine International Holdings *	(317,285)	(15,818)
China Evergrande Group	(94,154)	(311,133)
China Foods	(204,000)	(110,310)
China Healthwise Holdings *	(688,337)	(14,079)
China Innovationpay Group *	(1,007,854)	(50,247)
China Modern Dairy Holdings *	(198,355)	(38,035)
China Ocean Industry Group *	(3,161,949)	(25,465)
China Touyun Tech Group *	(740,535)	(25,560)
China Yurun Food Group *	(503,678)	(74,689)

COMMON STOCK — continued

	Shares	Value

HONG KONG (continued)
CMBC Capital Holdings	(1,317,965)	$(96,034)
CSSC Offshore and Marine Engineering Group, Cl H	(54,543)	(86,458)
Digital Domain Holdings *	(2,500,000)	(57,845)
Dingyi Group Investment *	(521,355)	(74,644)
Esprit Holdings *	(426,100)	(172,125)
Future Land Development Holdings	(280,000)	(273,820)
Global Brands Group Holding *	(2,656,000)	(230,878)
Glorious Property Holdings *	(758,000)	(85,270)
Gold-Finance Holdings *	(556,093)	(196,913)
Ground International Development *	(27,500)	(6,398)
Honbridge Holdings *	(272,000)	(57,372)
Hong Kong Exchanges & Clearing	(7,409)	(280,727)
Huayi Tencent Entertainment *	(120,000)	(7,593)
IRC *	(2,081,646)	(56,414)
Jinchuan Group International Resources *	(289,000)	(53,938)
Landing International Development *	(2,299,000)	(102,862)
Luoyang Glass, Cl H *	(22,000)	(11,924)
New Provenance Everlasting Holdings *	(2,439,611)	(46,156)
North Mining Shares, Cl C *	(1,407,814)	(29,514)
O Luxe Holdings *	(120,000)	(30,680)
Pacific Basin Shipping	(710,000)	(164,279)
Panda Green Energy Group *	(641,147)	(75,404)
Renhe Commercial Holdings *	(1,556,884)	(40,601)
Shougang Concord International Enterprises *	(588,010)	(16,988)
Sino Oil And Gas Holdings *	(5,389,808)	(41,340)
Sinofert Holdings	(420,000)	(65,502)
Sinopec Oilfield Service, Cl H *	(1,465,662)	(262,306)
Solartech International Holdings *	(660,000)	(56,528)
Television Broadcasts	(18,200)	(64,912)
Tou Rong Chang Fu Group *	(236,900)	(3,513)
Viva China Holdings *	(440,208)	(45,019)
Yuan Heng Gas Holdings *	(192,035)	(22,585)

		(4,283,120)

ISRAEL — (0.1)%
Redhill Biopharma ADR *	(14,213)	(88,405)
Teva Pharmaceutical Industries ADR	(13,000)	(265,330)

		(353,735)

ITALY — (0.1)%
Ansaldo STS	(3,696)	(55,983)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

ITALY (continued)
Davide Campari-Milano	(38,629)	$(307,424)
GEDI Gruppo Editoriale *	(96,584)	(76,506)
Yoox Net-A-Porter Group, Cl A *	(7,027)	(330,220)

		(770,133)

JAPAN — (0.7)%
Bemap	(6,500)	(97,467)
Benefit One	(5,200)	(130,988)
CAVE Interactive *	(3,500)	(66,327)
Daikokuya Holdings *	(113,000)	(73,491)
Digital Media Professionals *	(1,600)	(133,224)
EnBio Holdings *	(8,100)	(174,435)
Fasteps *	(4,900)	(34,426)
Funai Soken Holdings	(4,050)	(96,010)
Gexeed *	(47,200)	(81,282)
Goyo Intex *	(10,000)	(55,601)
I-Freek Mobile *	(31,300)	(70,817)
Japan Drilling *	(2,400)	(71,311)
Kansai Paint	(12,200)	(301,173)
Kimuratan *	(216,200)	(95,059)
Kotobuki Spirits	(2,400)	(145,974)
LAND *	(895,700)	(139,479)
Macromill	(8,700)	(221,465)
Miyairi Valve Manufacturing	(42,267)	(93,694)
NFK Holdings	(23,700)	(47,109)
Nippon Sharyo *	(24,000)	(70,789)
Nuts *	(58,000)	(79,692)
O-uccino *	(2,400)	(59,181)
Pacific Metals *	(1,700)	(55,748)
PeptiDream *	(9,100)	(375,103)
Premium Water Holdings *	(1,068)	(8,893)
Prestige International	(6,000)	(78,483)
Rizap Group	(2,800)	(52,989)
Shinto Holdings *	(8,800)	(15,638)
Sun Capital Management *	(84,000)	(65,403)
tella *	(18,603)	(89,121)
TSUNAGU SOLUTIONS *	(5,100)	(73,391)
UT Group	(6,600)	(217,340)
Uzabase *	(6,900)	(99,167)
Vector	(24,400)	(237,782)
Yamada SxL Home *	(104,000)	(79,069)

		(3,787,121)

MEXICO — (0.0)%
Controladora Vuela Cia de
Aviacion ADR *	(17,461)	(148,069)

COMMON STOCK — continued

	Shares	Value

NETHERLANDS — (0.1)%
Altice, Cl A *	(19,445)	$(208,974)
OCI *	(11,135)	(282,163)
Takeaway.com Holding BV * (C)	(1,482)	(89,791)

		(580,928)

NEW ZEALAND — (0.0)%
Orion Health Group *	(55,057)	(37,328)
Xero *	(5,178)	(129,742)

		(167,070)

NORWAY — (0.1)%
Axactor *	(245,535)	(88,545)
Borr Drilling *	(15,006)	(68,909)
Evry * (C)	(15,725)	(65,275)
Nordic Nanovector *	(3,539)	(35,395)
Otello	(25,289)	(79,060)
Solstad Farstad	(100,330)	(70,280)
XXL (C)	(7,584)	(93,461)

		(500,925)

SINGAPORE — (0.1)%
COSCO Shipping International Singapore	(379,474)	(143,192)
Hyflux	(51,036)	(14,590)
Raffles Education *	(646,600)	(130,621)
Sembcorp Industries	(83,600)	(216,679)
SIIC Environment Holdings	(139,700)	(57,507)
Singapore Post	(172,300)	(169,437)

		(732,026)

SOUTH KOREA — (0.0)%
MagnaChip Semiconductor *	(11,611)	(145,138)

SWEDEN — (0.1)%
Avanza Bank Holding	(1,691)	(95,023)
Byggmax Group	(11,928)	(73,113)
Eltel (C)	(5,774)	(20,927)
Munters Group * (C)	(10,797)	(79,060)
NetEnt	(25,824)	(146,622)
Ratos, Cl B	(22,025)	(103,698)
Skanska, Cl B	(4,810)	(97,758)

		(616,201)

SWITZERLAND — (0.1)%
Arbonia *	(4,621)	(82,515)
HOCHDORF Holding	(278)	(90,501)
Idorsia *	(4,942)	(153,451)
Molecular Partners *	(2,512)	(72,331)
Walter Meier	(1,881)	(85,486)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

SWITZERLAND (continued)
Zur Rose Group *	(509)	$(71,093)

		(555,377)

TAIWAN — (0.0)%
ChipMOS TECHNOLOGIES INC ADR	(14,978)	(271,701)

UNITED KINGDOM — (0.1)%
GW Pharmaceuticals PLC ADR *	(2,793)	(385,797)

UNITED STATES — (14.6)%

Consumer Discretionary — (2.5)%
American Outdoor Brands *	(14,198)	(169,382)
Aspen Group *	(15,198)	(125,232)
Barnes & Noble	(51,633)	(242,675)
Big 5 Sporting Goods	(29,640)	(167,466)
Bojangles’ *	(26,697)	(327,038)
Boston Omaha *	(6,902)	(142,112)
Build-A-Bear Workshop, Cl A *	(12,882)	(110,785)
Carrols Restaurant Group *	(25,315)	(315,172)
Chico’s FAS	(28,800)	(273,888)
Chuy’s Holdings *	(13,467)	(356,875)
Conn’s *	(20,200)	(672,660)
DineEquity	(7,156)	(396,299)
El Pollo Loco Holdings *	(12,235)	(122,962)
Ethan Allen Interiors	(6,843)	(170,049)
Fiesta Restaurant Group *	(16,714)	(320,909)
FTD *	(18,309)	(107,291)
Gaia, Cl A *	(16,956)	(202,624)
Guess?	(11,700)	(214,929)
Habit Restaurants, Cl A *	(17,638)	(154,333)
Horizon Global *	(18,574)	(156,950)
Lindblad Expeditions Holdings *	(24,490)	(227,022)
Lumber Liquidators Holdings *	(5,400)	(150,876)
MakeMyTrip *	(16,302)	(498,841)
Marcus	(4,437)	(115,362)
Mattel	(61,247)	(970,152)
Motorcar Parts of America *	(9,148)	(249,009)
Murphy USA *	(10,300)	(878,693)
National CineMedia	(36,219)	(242,667)
Netshoes Cayman *	(21,848)	(182,212)
NIKE, Cl B	(8,700)	(593,514)
Ollie’s Bargain Outlet Holdings *	(2,100)	(116,655)
Overstock.com *	(1,200)	(82,440)
Sportsman’s Warehouse Holdings *	(37,740)	(191,342)
Standard Motor Products	(3,716)	(177,996)
Strattec Security	(2,592)	(99,922)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Tapestry	(19,000)	$(893,760)
Tesla *	(3,715)	(1,316,262)
Tiffany	(4,500)	(479,925)
Under Armour, Cl A *	(30,000)	(415,800)
Under Armour, Cl C *	(11,000)	(141,350)
Universal Electronics *	(4,708)	(217,039)
Vista Outdoor *	(13,376)	(202,646)
Vitamin Shoppe *	(10,939)	(46,491)
Weight Watchers International *	(4,300)	(276,447)
WideOpenWest *	(14,215)	(145,562)
Yatra Online *	(17,103)	(113,393)

		(13,775,009)

Consumer Staples — (0.5)%
Andersons	(10,348)	(352,867)
Craft Brew Alliance *	(10,264)	(198,608)
CVS Health	(500)	(39,345)
Farmer Brothers *	(11,782)	(372,311)
John B Sanfilippo & Son	(6,719)	(420,744)
Natural Grocers by Vitamin Cottage *	(26,592)	(228,691)
Smart & Final Stores *	(28,343)	(266,424)
SpartanNash	(5,615)	(136,838)
SunOpta *	(44,684)	(330,662)
SUPERVALU *	(10,537)	(166,906)
Village Super Market, Cl A	(4,738)	(111,248)
Wal-Mart Stores	(500)	(53,300)

		(2,677,944)

Energy — (0.8)%
Baker Hughes	(8,400)	(270,060)
Bristow Group	(11,612)	(178,941)
Cheniere Energy *	(10,600)	(599,536)
Dorian LPG *	(862)	(6,589)
Golar LNG	(34,042)	(929,006)
Halcon Resources *	(12,078)	(96,503)
Hess	(1,500)	(75,765)
International Seaways *	(4,584)	(76,507)
Midstates Petroleum *	(10,471)	(171,829)
NCS Multistage Holdings *	(8,967)	(146,521)
ONEOK	(5,500)	(323,730)
Ring Energy *	(5,770)	(79,626)
SEACOR Holdings *	(3,892)	(181,290)
SemGroup, Cl A	(16,800)	(481,320)
Targa Resources	(12,100)	(580,800)

		(4,198,023)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Financials — (2.5)%
Arlington Asset Investment, Cl A	(14,706)	$(154,413)
Associated Capital Group	(1,790)	(62,023)
Bank of the Ozarks	(1,342)	(67,033)
BankFinancial	(7,943)	(126,135)
Beneficial Bancorp	(5,168)	(83,980)
Blue Capital Reinsurance Holdings	(20,932)	(254,324)
Capital City Bank Group	(6,176)	(151,497)
Capstar Financial Holdings *	(17,613)	(344,510)
China Rapid Finance ADR *	(13,028)	(74,781)
Chubb	(600)	(93,690)
Citizens & Northern	(6,261)	(149,012)
City Holding	(2,099)	(144,411)
Civista Bancshares	(8,610)	(190,539)
Community Bankers Trust *	(21,526)	(177,590)
Community Trust Bancorp	(6,589)	(311,660)
ConnectOne Bancorp	(15,165)	(442,060)
Cowen, Cl A *	(6,694)	(86,687)
Deutsche Bank	(15,058)	(276,164)
Donnelley Financial Solutions *	(17,904)	(384,041)
Equity Bancshares, Cl A *	(7,366)	(265,250)
Farmers Capital Bank	(2,211)	(86,892)
Fidelity Southern	(6,446)	(154,446)
First Business Financial Services	(4,848)	(118,631)
First Mid-Illinois Bancshares	(2,211)	(85,124)
GAMCO Investors, Cl A	(7,141)	(210,517)
Greenhill	(10,179)	(188,820)
Greenlight Capital Re, Cl A *	(9,928)	(201,042)
Grupo Supervielle ADR	(8,617)	(275,485)
HarborOne Bancorp *	(15,641)	(288,733)
Home BancShares	(5,513)	(132,367)
Howard Bancorp *	(14,767)	(310,107)
Investment Technology Group	(9,904)	(211,549)
Kearny Financial	(10,679)	(147,370)
Kinsale Capital Group	(4,820)	(230,010)
LendingTree *	(2,040)	(750,414)
Live Oak Bancshares	(13,571)	(365,060)
Maiden Holdings	(35,988)	(253,715)
Markel *	(307)	(352,341)
MBT Financial	(10,896)	(122,580)
Midland States Bancorp	(8,070)	(258,966)
MidSouth Bancorp	(23,282)	(329,440)
National Bank Holdings, Cl A	(5,668)	(188,404)
OceanFirst Financial	(7,685)	(203,268)
Ocwen Financial *	(109,800)	(370,026)
Old Point Financial	(4,333)	(127,130)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Financials (continued)
Opus Bank	(16,026)	$(434,305)
Pacific Mercantile Bancorp *	(18,961)	(164,013)
PHH *	(39,179)	(351,436)
Prudential Bancorp	(5,580)	(96,590)
Republic First Bancorp *	(45,230)	(400,286)
RLI	(7,400)	(475,524)
Safeguard Scientifics *	(23,513)	(293,913)
Southern National Bancorp of Virginia	(8,469)	(138,807)
Summit Financial Group	(8,730)	(224,361)
Trupanion *	(12,824)	(447,814)
Union Bankshares	(5,138)	(193,965)
Univest Corp of Pennsylvania	(13,665)	(382,620)
Walter Investment Management *	(17,200)	(11,579)
Willis Towers Watson	(3,400)	(545,598)

		(13,963,048)

Health Care — (1.0)%
Aceto	(12,310)	(135,533)
Amphastar Pharmaceuticals *	(11,661)	(217,361)
Aratana Therapeutics *	(12,168)	(56,338)
AtriCure *	(6,781)	(110,598)
Axovant Sciences *	(20,793)	(42,210)
Capital Senior Living *	(16,347)	(184,394)
Cerus *	(23,114)	(102,395)
Cidara Therapeutics *	(9,769)	(69,848)
Clearside Biomedical *	(10,365)	(67,372)
DexCom *	(6,652)	(387,146)
Endologix *	(41,860)	(173,300)
Evolent Health, Cl A *	(10,084)	(142,184)
Flexion Therapeutics *	(4,598)	(103,869)
Foamix Pharmaceuticals *	(14,545)	(99,488)
Galectin Therapeutics *	(4,100)	(18,901)
GenMark Diagnostics *	(20,683)	(112,516)
Immunomedics *	(4,300)	(71,681)
Invacare	(12,947)	(238,225)
Invuity *	(9,480)	(49,296)
K2M Group Holdings *	(14,066)	(296,371)
La Jolla Pharmaceutical *	(2,364)	(80,991)
LeMaitre Vascular	(7,461)	(259,643)
Nabriva Therapeutics *	(12,321)	(79,717)
NanoString Technologies *	(28,779)	(216,418)
Nevro *	(1,000)	(80,260)
Novelion Therapeutics *	(22,182)	(115,568)
Nuvectra *	(12,081)	(98,098)
Oxford Immunotec Global *	(10,140)	(117,725)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Pacific Biosciences of California *	(26,475)	$(75,189)
Paratek Pharmaceuticals *	(5,968)	(91,012)
Puma Biotechnology *	(600)	(40,110)
Quorum Health *	(14,441)	(89,101)
Quotient *	(28,464)	(82,973)
Selecta Biosciences *	(8,669)	(79,235)
Surgery Partners *	(20,465)	(318,231)
Teladoc *	(12,127)	(453,550)
Teligent *	(16,144)	(49,239)
Tenet Healthcare *	(3,900)	(73,632)
ViewRay *	(17,695)	(158,016)
Viveve Medical *	(24,371)	(104,795)

		(5,342,529)

Industrials — (1.5)%
American Superconductor *	(26,125)	(136,111)
Argan	(5,400)	(235,440)
Babcock & Wilcox Enterprises *	(52,162)	(339,053)
BEST ADR	(30,261)	(272,349)
Casella Waste Systems, Cl A *	(7,632)	(195,227)
CECO Environmental	(34,750)	(157,417)
Chicago Bridge & Iron	(21,500)	(448,705)
CIRCOR International	(4,051)	(214,784)
Costamare	(21,526)	(140,350)
Covanta Holding	(9,000)	(147,150)
Daseke *	(22,617)	(305,329)
Eagle Bulk Shipping *	(27,459)	(130,156)
Echo Global Logistics *	(12,478)	(364,358)
Foundation Building Materials *	(19,862)	(294,553)
Hertz Global Holdings *	(1,200)	(27,516)
Hudson Technologies *	(82,000)	(514,960)
Huron Consulting Group *	(5,598)	(224,760)
Huttig Building Products *	(34,043)	(240,344)
Insteel Industries	(11,877)	(372,106)
Johnson Controls International	(11,300)	(442,169)
Kornit Digital *	(29,811)	(445,674)
LSC Communications	(8,004)	(109,495)
Multi-Color	(2,388)	(185,070)
Pointer Telocation *	(9,950)	(188,055)
RADA Electronic Industries *	(24,823)	(57,589)
Revolution Lighting Technologies *	(20,460)	(72,633)
Ritchie Bros Auctioneers	(10,676)	(347,184)
Star Bulk Carriers *	(12,147)	(135,439)
Team *	(26,306)	(447,202)
Vivint Solar *	(4,831)	(16,667)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
Wabtec	(10,700)	$(867,128)

		(8,074,973)

Information Technology — (2.4)%
3D Systems *	(6,500)	(66,560)
A10 Networks *	(19,865)	(121,772)
Asure Software *	(18,312)	(278,342)
Autodesk *	(300)	(34,686)
Benefitfocus *	(14,798)	(372,910)
Brightcove *	(20,437)	(137,950)
Carbonite *	(4,256)	(107,251)
Cardtronics *	(13,813)	(337,866)
Clearfield *	(11,862)	(153,613)
CyberOptics *	(21,316)	(325,069)
EMCORE *	(14,057)	(94,885)
Everbridge *	(9,275)	(299,397)
EVERTEC	(18,238)	(285,425)
Global Eagle Entertainment *	(28,643)	(82,778)
GSI Technology *	(17,731)	(142,380)
Harmonic *	(46,496)	(169,710)
Immersion *	(38,002)	(394,461)
Impinj *	(22,931)	(512,967)
Infinera *	(23,800)	(153,986)
Instructure *	(7,300)	(262,070)
Iteris *	(22,369)	(151,214)
Kopin *	(46,428)	(154,141)
Lumentum Holdings *	(9,000)	(416,700)
MACOM Technology Solutions Holdings *	(13,069)	(406,453)
Mesa Laboratories	(3,065)	(433,728)
Model N *	(17,709)	(264,750)
MoneyGram International *	(21,460)	(259,237)
Monotype Imaging Holdings	(15,701)	(376,039)
MTS Systems	(5,705)	(295,804)
Nanometrics *	(2,851)	(70,619)
Park City Group *	(7,387)	(63,898)
Park Electrochemical	(16,503)	(302,005)
PCM *	(12,384)	(109,598)
PDF Solutions *	(32,244)	(441,098)
PFSweb *	(20,706)	(152,810)
PROS Holdings *	(9,596)	(278,668)
Quantenna Communications *	(28,632)	(393,976)
QuickLogic *	(42,790)	(93,710)
Reis	(7,275)	(150,956)
Resonant *	(1,733)	(9,445)
Rubicon Project *	(23,698)	(45,500)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Shopify, Cl A *	(3,195)	$(408,704)
Snap, Cl A *	(28,951)	(391,418)
SPS Commerce *	(3,637)	(191,306)
StarTek *	(28,312)	(353,900)
Super Micro Computer *	(7,025)	(160,346)
Trivago ADR *	(30,291)	(246,872)
Tucows, Cl A *	(4,985)	(270,187)
Unisys *	(16,328)	(145,319)
VASCO Data Security International *	(7,041)	(101,390)
Veeco Instruments *	(15,619)	(260,056)
ViaSat *	(3,700)	(279,794)
WEX *	(900)	(139,329)
Workiva, Cl A *	(14,335)	(319,671)
XO Group *	(7,475)	(142,773)
Xperi	(14,594)	(327,635)

		(12,943,127)

Materials — (0.6)%
Cia Siderurgica Nacional ADR *	(103,303)	(351,230)
Codexis *	(10,709)	(92,097)
Endeavour Silver *	(134,023)	(320,315)
First Majestic Silver *	(102,750)	(628,830)
Forterra *	(26,100)	(181,395)
Haynes International	(5,173)	(185,193)
Klondex Mines *	(193,987)	(426,771)
MAG Silver *	(21,636)	(231,938)
Ramaco Resources *	(3,066)	(24,651)
TimkenSteel *	(11,982)	(193,989)
Trecora Resources *	(11,425)	(151,953)
US Concrete *	(3,427)	(266,792)

		(3,055,154)

Real Estate — (2.5)%
Armada Hoffler Properties ‡	(20,319)	(292,390)
CBL & Associates Properties ‡	(56,256)	(312,783)
Cedar Realty Trust ‡	(37,355)	(190,884)
Chatham Lodging Trust ‡	(35,400)	(792,960)
Chesapeake Lodging Trust ‡	(11,800)	(322,966)
City Office ‡	(9,172)	(107,129)
Colony NorthStar, Cl A ‡	(38,202)	(343,054)
Community Healthcare Trust ‡	(7,369)	(196,310)
Crown Castle International ‡	(200)	(22,554)
DDR ‡	(28,200)	(228,984)
Easterly Government Properties ‡	(14,300)	(297,869)
Equity Residential ‡	(13,700)	(844,057)
Farmland Partners ‡	(24,800)	(202,120)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Real Estate (continued)
Franklin Street Properties ‡	(1,200)	$(12,168)
GEO Group ‡	(14,400)	(324,720)
Gladstone Land ‡	(10,924)	(139,063)
Government Properties Income Trust ‡	(7,900)	(135,564)
Hersha Hospitality Trust, Cl A ‡	(52,770)	(978,883)
Independence Realty Trust ‡	(37,152)	(341,427)
Iron Mountain ‡	(21,800)	(763,654)
Jernigan Capital ‡	(5,021)	(89,073)
Kilroy Realty ‡	(1,300)	(92,716)
Life Storage ‡	(9,100)	(756,210)
LTC Properties ‡	(3,700)	(151,626)
Macerich‡	(13,200)	(852,324)
Medical Properties Trust ‡	(21,300)	(278,604)
Omega Healthcare Investors ‡	(31,000)	(838,240)
Pennsylvania‡	(18,169)	(202,766)
Rayonier‡	(7,800)	(253,188)
Seritage Growth Properties ‡	(15,900)	(655,080)
Spirit Realty Capital ‡	(60,900)	(497,553)
Tejon Ranch *	(9,116)	(198,820)
Urban Edge Properties ‡	(6,700)	(156,646)
Urstadt Biddle Properties, Cl A ‡	(7,460)	(144,873)
Wheeler Real Estate Investment Trust ‡	(10,872)	(69,472)
Whitestone, Cl B ‡	(79,547)	(1,045,248)
WP Carey ‡	(6,200)	(401,822)

		(13,533,800)

Telecommunication Services — 0.0%
ORBCOMM *	(15,027)	(172,660)

Utilities — (0.3)%
AquaVenture Holdings *	(6,037)	(91,823)
Cadiz *	(5,680)	(82,644)
Dominion Energy	(6,900)	(527,436)
Just Energy Group	(51,537)	(219,547)
Southern	(15,200)	(685,672)

		(1,607,122)

		(79,343,389)

Total Common Stock (Proceeds $104,226,628)		$(106,322,205)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

REGISTERED INVESTMENT COMPANIES — (1.0)%

	Shares	Value

EXCHANGE TRADED FUNDS — (1.0)%
Consumer Staples Select Sector SPDR Fund	(18,600)	$(1,075,452)
Financial Select Sector SPDR Fund	(32,100)	(954,654)
Industrial Select Sector SPDR Fund	(4,800)	(382,704)
Real Estate Select Sector SPDR Fund	(55,800)	(1,802,898)
Utilities Select Sector SPDR Fund .	(25,500)	(1,301,520)

Total Registered Investment Companies (Proceeds $5,522,976)		(5,517,228)

Securities Sold Short — (20.5)% (Proceeds $109,749,604)		$(111,839,433)

PURCHASED OPTIONS * — 0.1%(D)

	Contracts	Value

Total Purchased Options — 0.1% (Cost $199,556)	396	$298,980

WRITTEN OPTIONS * — (0.4)%(D)

	Contracts	Value

Total Written Options — 0.4% (Proceeds $1,944,501)	(594)	$(2,244,132)

PURCHASED OPTIONS — 0.1%

	Contracts	Notional	Strike Price	Expiration Date	Value
Call Option
February 18 Calls on SPX*	198	$55,911,438	$2,855.00	02/17/18	$267,300

Put Option
February 18 Puts on SPX*	198	55,911,438	2,570.00	02/17/18	31,680

Total Purchased Options					$298,980

WRITTEN OPTIONS — (0.4)%

	Contracts	Notional	Strike Price	Expiration Date	Value
Call Option
February 18 Calls on SPX*	(198)	$(55,911,438)	$2,735.00	02/17/18	$(1,949,904)

Put Option
February 18 Puts on SPX*	(396)	(111,822,876)	2,735.00	02/17/18	(294,228)

Total Written Options					$(2,244,132)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

A list of total return swaps held by the Fund at January 31, 2018, is as follows:

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
AGT FOOD AND INGREDIENTS	BAML	12/24/2018	1M LIBOR	(4,900)	$(76,504)	$(6,472)
AIR CANADA ORD SHS	BAML	12/24/2018	1M LIBOR	4,000	76,741	898
AIR NEW ZEALAND ORD SHS	BAML	6/29/2018	1M LIBOR	58,563	120,028	12,673
AO WORLD ORD SHS	BAML	4/30/2018	1M LIBOR	(29,167)	(53,017)	(5,354)
ARCHER ORD SHS	BAML	4/30/2018	1M LIBOR	(27,635)	(30,105)	(7,832)
AUSTRALIAN AGRICULTURAL C	BAML	12/10/2018	1M LIBOR	(8,971)	(11,128)	1,931
AUSTRALIAN AGRICULTURAL C	BAML	12/17/2018	1M LIBOR	(65,615)	(67,329)	63
AVANTI COMMUNICATIONS GRO	BAML	4/30/2018	1M LIBOR	(22,290)	(3,284)	326
AVICHINA INDUSTRY and TEC	BAML	6/29/2018	1M LIBOR	(209,000)	(130,325)	18,356
B2W COMPANHIA DIGITAL ORD	BAML	12/21/2018	1M LIBOR	(46,800)	(239,074)	(73,083)
BADGER DAYLIGHTING ORD SH	BAML	12/24/2018	1M LIBOR	3,100	67,701	(4,083)
BARKERVILLE GOLD MINES OR	BAML	12/24/2018	1M LIBOR	(79,500)	(41,102)	(4,074)
BEACH ENERGY ORD SHS	BAML	6/29/2018	1M LIBOR	254,446	128,840	137,124
BEADELL RESOURCES ORD SHS	BAML	12/10/2018	1M LIBOR	(53,353)	(7,662)	1,228
BIONIME ORD SHS	BAML	12/17/2018	1M LIBOR	24,646	43,322	2,134
BNN TECHNOLOGY ORDINARY S	BAML	4/30/2018	1M LIBOR	(5,614)	(7,589)	4,242
BROWN(N.)GROUP ORD SHS	BAML	4/30/2018	1M LIBOR	32,421	111,735	(19,149)
CABCHARGE AUSTRALIA ORD S	BAML	1/28/2019	1M LIBOR	83,809	129,942	115
CALTEX AUSTRALIA ORD SHS	BAML	1/28/2019	1M LIBOR	14,273	380,539	18,488
CEMENTOS ARGOS ORD SHS	BAML	11/27/2018	1M LIBOR	(18,245)	(71,630)	(1,216)
CHI MEI MATERIALS TECHNOL	BAML	8/3/2018	1M LIBOR	(70,000)	(32,763)	3,366
CHINA ENERGINE INTERNATIO	BAML	6/29/2018	1M LIBOR	(124,000)	(8,272)	2,089
CHINA FISHERY GROUP ORD S	BAML	12/13/2018	1M LIBOR	(795,300)	(44,391)	44,331
CHINA OCEAN INDUSTRY GROU	BAML	6/29/2018	1M LIBOR	(1,045,000)	(25,877)	17,460
CHONG KUN DANG PHARMACEUT	BAML	9/21/2018	1M LIBOR	1,875	182,950	74,031
COCHLEAR ORD SHS	BAML	6/29/2018	1M LIBOR	2,057	279,389	7,932
CONTINENTAL GOLD ORD SHS	BAML	12/24/2018	1M LIBOR	(4,000)	(9,651)	(2,233)
CORTICEIRA AMORIM ORD SHS	BAML	4/30/2018	1M LIBOR	(4,439)	(57,189)	225
COSMAX ORD SHS	BAML	9/21/2018	1M LIBOR	1,280	154,327	149
COSMAX ORD SHS	BAML	12/13/2018	1M LIBOR	(2,056)	(238,451)	(9,677)
CSR ORD SHS	BAML	6/29/2018	1M LIBOR	108,169	336,138	102,207
CSR ORD SHS	BAML	1/28/2019	1M LIBOR	93,230	347,206	30,600
CUREXO ORD SHS	BAML	1/8/2019	1M LIBOR	(2,253)	(21,697)	1,926
DANA GAS ORD SHS	BAML	7/30/2018	1M LIBOR	(391,081)	(80,804)	947
DELIVERY HERO ORD SHS	BAML	4/30/2018	1M LIBOR	(1,911)	(76,479)	(5,485)
DHP KOREA ORD SHS	BAML	9/21/2018	1M LIBOR	10,579	80,524	50,613
DHP KOREA ORD SHS	BAML	9/21/2018	1M LIBOR	10,997	82,256	54,062
DXB ENTERTAINMENTS ORD SH	BAML	7/30/2018	1M LIBOR	(362,713)	(119,489)	56,287
EandR ENGINEERING ORD SHS	BAML	6/29/2018	1M LIBOR	(13,000)	(16,791)	(4,133)
ELK ORD SHS	BAML	1/8/2019	1M LIBOR	(24,997)	(20,988)	(36)
EVOLVA HOLDING ORD SHS	BAML	4/30/2018	1M LIBOR	(113,125)	(42,472)	4,066
EXMAR NV ORD SHS	BAML	4/30/2018	1M LIBOR	(1,688)	(13,422)	1,209
EYEGENE ORD SHS	BAML	12/13/2018	1M LIBOR	(1,145)	(19,670)	(7,967)
FLEXIGROUP ORD SHS	BAML	12/10/2018	1M LIBOR	(20,010)	(24,052)	(5,069)
FORD OTOMOTIV SANAYI A OR	BAML	7/30/2018	1M LIBOR	4,883	63,562	14,529
FORTESCUE METALS GROUP OR	BAML	1/28/2019	1M LIBOR	121,728	475,452	10,010
FOXTONS GROUP ORD SHS	BAML	4/30/2018	1M LIBOR	(65,325)	(75,801)	12,289
FUTURECHEM ORD SHS	BAML	1/8/2019	1M LIBOR	(779)	(20,952)	874
GENEXINE ORD SHS	BAML	1/8/2019	1M LIBOR	(3,115)	(152,000)	(75,017)
GLOBE UNION INDUSTRIAL OR	BAML	12/17/2018	1M LIBOR	127,000	93,472	(8,574)
GRANITE OIL ORD SHS	BAML	12/24/2018	1M LIBOR	43,500	105,178	(20,781)
GUANGDONG PROVINCIAL EXPR	BAML	9/11/2018	1M LIBOR	111,133	98,752	(3,548)
GUILLEMOT CORPORATION ORD	BAML	4/30/2018	1M LIBOR	16,819	113,464	(24,335)
HANJIN HEAVY INDUSTRIES a	BAML	1/8/2019	1M LIBOR	(17,462)	(49,718)	(11,054)
HANPIN ELECTRON ORD SHS	BAML	12/17/2018	1M LIBOR	37,618	38,624	(1,483)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
HANSTEEN HOLDINGS REIT OR	BAML	4/30/2018	1M LIBOR	116,041	$206,653	$27,225
HIGHLAND GOLD MINING ORD	BAML	4/30/2018	1M LIBOR	54,059	96,225	18,791
HONGHUA GROUP ORD SHS	BAML	6/29/2018	1M LIBOR	(614,000)	(51,719)	(23,647)
HS VITAL ORD SHS	BAML	12/13/2018	1M LIBOR	(1,743)	(8,823)	(749)
HSIN CHONG GROUP HOLDINGS	BAML	6/29/2018	1M LIBOR	(116,000)	(5,209)	18
HSIN CHONG GROUP HOLDINGS	BAML	12/13/2018	1M LIBOR	(2,182,000)	(97,878)	231
HTandE ORD SHS	BAML	12/17/2018	1M LIBOR	(42,237)	(54,855)	(2,708)
HUAYI TENCENT ENTERTAINME	BAML	6/29/2018	1M LIBOR	(270,000)	(12,298)	(4,791)
HYUNDAI HEAVY INDUSTRIES	BAML	12/13/2018	1M LIBOR	(2,544)	(316,397)	(14,426)
HYUNDAI MIPO DOCKYARD ORD	BAML	12/13/2018	1M LIBOR	(2,635)	(262,217)	(12,647)
HYUNDAI WIA ORD SHS	BAML	12/13/2018	1M LIBOR	(1,575)	(96,532)	5,324
ITAU CORPBANCA ORD SHS	BAML	12/24/2018	1M LIBOR	(15,014,355)	(135,477)	(17,608)
IVANHOE MINES ORD SHS CLA	BAML	12/24/2018	1M LIBOR	(17,400)	(62,567)	12,847
IVANHOE MINES ORD SHS CLA	BAML	12/24/2018	1M LIBOR	(24,200)	(87,018)	17,867
JAHWA ELECTRONICS ORD SHS	BAML	9/21/2018	1M LIBOR	3,276	81,318	(1,939)
KANGLIM ORD SHS	BAML	1/8/2019	1M LIBOR	(16,276)	(52,919)	(3,344)
KOMIPHARM INTERNATIONAL O	BAML	1/8/2019	1M LIBOR	(2,188)	(73,314)	(8,667)
KOREA AEROSPACE INDUSTRIE	BAML	1/8/2019	1M LIBOR	(6,802)	(287,387)	(47,336)
KOREA AEROSPACE INDUSTRIE	BAML	12/13/2018	1M LIBOR	(4,102)	(184,808)	(17,049)
KOREA AUTOGLASS ORD SHS	BAML	9/21/2018	1M LIBOR	952	17,233	(1,825)
KOREA UNITED PHARM ORD SH	BAML	9/21/2018	1M LIBOR	3,907	72,369	50,262
KOREA UNITED PHARM ORD SH	BAML	9/21/2018	1M LIBOR	2,959	54,809	38,066
LIEN HWA INDUSTRIAL ORD S	BAML	12/17/2018	1M LIBOR	37,000	49,799	(1,916)
LINK ADMINISTRATION HLDG	BAML	6/29/2018	1M LIBOR	54,234	359,925	29,921
LMS ORD SHS	BAML	9/21/2018	1M LIBOR	1,792	15,854	(564)
LOJAS AMERICANAS PN REP1	BAML	12/21/2018	1M LIBOR	(33,800)	(156,198)	(23,098)
LOTTE CHEMICAL ORD SHS	BAML	9/21/2018	1M LIBOR	1,139	377,091	70,454
MAG SILVER ORD SHS	BAML	12/24/2018	1M LIBOR	(11,600)	(129,222)	4,921
MAG SILVER ORD SHS	BAML	12/24/2018	1M LIBOR	(1,200)	(13,368)	509
MAGNESITA REFRATARIOS ORD	BAML	12/21/2018	1M LIBOR	4,623	66,945	12,792
MAOYE COMMERCIAL ORD SHS	BAML	6/29/2018	1M LIBOR	296,746	290,802	45,210
MCMILLAN SHAKESPEARE ORD	BAML	1/28/2019	1M LIBOR	8,769	122,096	1,644
MERITZ FIRE and MARINE IN	BAML	9/21/2018	1M LIBOR	9,515	209,842	11,810
METCASH ORD SHS	BAML	1/28/2019	1M LIBOR	138,394	339,690	16,392
MGENPLUS ORD SHS	BAML	12/13/2018	1M LIBOR	(4,591)	(32,867)	(6,734)
MIRAE ASSET DAEWOO CO. LTD. RIGHTS 2018	BAML	12/13/2018	1M LIBOR	(1,135)	0	(1)
MOBASE ORD SHS	BAML	9/21/2018	1M LIBOR	16,603	111,417	(12,163)
MORGAN SINDALL GROUP ORD	BAML	4/30/2018	1M LIBOR	6,652	108,911	10,241
NAMUGA ORD SHS	BAML	1/8/2019	1M LIBOR	(912)	(17,908)	(7,688)
NAMUGA ORD SHS	BAML	12/13/2018	1M LIBOR	(613)	(15,867)	(1,337)
NATURECELL ORD SHS	BAML	1/8/2019	1M LIBOR	(100)	(3,063)	84
NDFOS ORD SHS	BAML	9/21/2018	1M LIBOR	14,842	114,953	17
NEW ZEALAND REFINING ORD	BAML	6/29/2018	1M LIBOR	53,285	94,328	3,677
NEWMAX TECHNOLOGY ORD SHS	BAML	6/29/2018	1M LIBOR	(5,000)	(8,991)	1,664
NIIT TECHNOLOGIES ORD SHS	BAML	4/30/2018	1M LIBOR	15,225	149,935	54,839
NORTH MINING SHARES ORD S	BAML	6/29/2018	1M LIBOR	(1,555,198)	(30,070)	(2,541)
NSN ORD SHS	BAML	1/8/2019	1M LIBOR	(1,639)	(5,072)	479
O LUXE HOLDINGS 4000 ORD	BAML	12/13/2018	1M LIBOR	(240,000)	(51,676)	(9,697)
OFX GROUP ORD SHS	BAML	1/28/2019	1M LIBOR	113,337	125,390	2,190
OIL SEARCH ORD SHS	BAML	6/29/2018	1M LIBOR	80,074	457,689	29,694
OSISKO MINING ORD SHS	BAML	12/24/2018	1M LIBOR	(20,500)	(56,298)	(2,946)
OSISKO MINING ORD SHS	BAML	12/24/2018	1M LIBOR	(8,500)	(23,343)	(1,221)
O-TA PRECISION INDUSTRY O	BAML	8/3/2018	1M LIBOR	(30,000)	(36,934)	(2,662)
PCL ORD SHS	BAML	1/8/2019	1M LIBOR	(783)	(12,372)	1,311
PETRA DIAMONDS ORD SHS	BAML	4/30/2018	1M LIBOR	(80,587)	(92,747)	24,119
PILBARA MINERALS ORD SHS	BAML	12/17/2018	1M LIBOR	(138,539)	(97,045)	(8,220)
PLUS500 ORD SHS	BAML	4/30/2018	1M LIBOR	24,346	272,088	117,006

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
PURPLEBRICKS GROUP ORD SH	BAML	4/30/2018	1M LIBOR	(2,855)	$(17,744)	$(2,104)
QANTAS AIRWAYS ORD SHS	BAML	6/29/2018	1M LIBOR	19,538	77,765	5,024
QATAR GAS TRANSPORT COMPA	BAML	7/30/2018	1M LIBOR	(7,277)	(35,780)	(1,505)
QIANHAI HEALTH HOLDINGS O	BAML	6/29/2018	1M LIBOR	(1,650,000)	(20,323)	492
QINGDAO HAIER ORD SHS A	BAML	6/29/2018	1M LIBOR	149,500	324,074	179,261
REDDE ORD SHS	BAML	4/30/2018	1M LIBOR	53,432	106,897	23,697
REDROVER ORD SHS	BAML	1/8/2019	1M LIBOR	(16,840)	(66,062)	208
REGIS RESOURCES ORD SHS	BAML	1/28/2019	1M LIBOR	53,621	177,869	(239)
RENHE COMMERCIAL HOLDINGS	BAML	6/29/2018	1M LIBOR	(928,000)	(28,729)	4,523
RHODES FOOD GRP HLDG LTD	BAML	7/23/2018	1M LIBOR	(6,430)	(11,877)	(27)
ROCKHOPPER EXPLORATION OR	BAML	4/30/2018	1M LIBOR	(55,503)	(14,331)	(5,758)
RUMO LOGISTICA OPERADORA	BAML	12/21/2018	1M LIBOR	(34,716)	(139,305)	(16,192)
SALIM IVOMAS PRATAMA ORD	BAML	12/10/2018	1M LIBOR	2,021,100	72,758	5,790
SAN MIGUEL ORD SHS	BAML	2/28/2019	1M LIBOR	20,420	57,060	265
SANDFIRE RESOURCES ORD SH	BAML	6/29/2018	1M LIBOR	56,180	290,771	34,012
SANDFIRE RESOURCES ORD SH	BAML	1/28/2019	1M LIBOR	47,098	252,094	20,185
SANTOS BRASIL PARTICIPACO	BAML	12/21/2018	1M LIBOR	(47,300)	(46,803)	(5,457)
SEMBCORP MARINE ORD SHS	BAML	4/24/2018	1M LIBOR	(116,000)	(159,830)	(61,679)
SENEX ENERGY ORD SHS	BAML	12/10/2018	1M LIBOR	(37,931)	(10,488)	(949)
SENVION ORD SHS	BAML	4/30/2018	1M LIBOR	(6,929)	(78,320)	(4,405)
SIIC ENVIRONMENT HOLDINGS	BAML	4/24/2018	1M LIBOR	(50,800)	(19,746)	(1,207)
SILLAJEN ORD SHS	BAML	1/8/2019	1M LIBOR	(2,871)	(239,710)	(44,731)
SIRTEX MEDICAL ORD SHS	BAML	1/28/2019	1M LIBOR	11,955	182,650	81,211
SKYMOONS TECHNOLOGY ORD S	BAML	1/8/2019	1M LIBOR	(8,866)	(35,146)	(1,931)
SMARK ORD SHS	BAML	1/8/2019	1M LIBOR	(18,104)	(10,989)	2,977
SOMBOON ADVANCE TECHNOLOG	BAML	6/11/2018	1M LIBOR	147,829	105,125	(9,858)
STOCK SPIRITS GROUP ORD S	BAML	4/30/2018	1M LIBOR	29,961	107,426	21,851
SUMMERSET GROUP ORD SHS	BAML	6/29/2018	1M LIBOR	24,097	95,011	6,926
SUMMERSET GROUP ORD SHS	BAML	6/29/2018	1M LIBOR	31,697	109,750	24,337
TAEWOONG ORD SHS	BAML	12/13/2018	1M LIBOR	(3,182)	(61,532)	(10,360)
TEKFEN HOLDING A ORD SHS	BAML	7/30/2018	1M LIBOR	51,033	173,228	47,401
TELCON ORD SHS	BAML	1/8/2019	1M LIBOR	(4,327)	(61,874)	6,011
TELCON ORD SHS	BAML	12/13/2018	1M LIBOR	(3,925)	(24,371)	(26,302)
TMAC RESOURCES ORD SHS	BAML	12/24/2018	1M LIBOR	(4,700)	(25,811)	(8,032)
TUPY ORD SHS	BAML	12/21/2018	1M LIBOR	20,300	113,297	2,033
URBAS GRUPO FINANCIERO OR	BAML	4/30/2018	1M LIBOR	4,926,865	107,870	(33,885)
USINAS SIDERURGICAS DE MI	BAML	12/21/2018	1M LIBOR	(42,900)	(122,865)	(36,837)
V1 GROUP ORD SHS	BAML	6/29/2018	1M LIBOR	(98,000)	(3,458)	651
VILMORIN and CIE ORD SHS	BAML	4/30/2018	1M LIBOR	1,187	82,987	46,795
VIROMED ORD SHS	BAML	1/8/2019	1M LIBOR	(769)	(99,478)	(92,610)
VIVA CHINA HOLDINGS ORD S	BAML	6/29/2018	1M LIBOR	(200,000)	(18,731)	(1,727)
VODACOM GROUP ORD SHS	BAML	7/23/2018	1M LIBOR	(7,050)	(93,107)	(3,979)
WFM ORD SHS	BAML	12/13/2018	1M LIBOR	(4,539)	(22,432)	(8,355)
WOORI TECHNOLOGY INVESTME	BAML	1/8/2019	1M LIBOR	(1,683)	(10,910)	1,037
YD ONLINE ORD SHS	BAML	1/8/2019	1M LIBOR	(6,062)	(21,830)	(515)
Z ENERGY ORD SHS	BAML	6/29/2018	1M LIBOR	30,523	163,034	8,752
Z ENERGY ORD SHS	BAML	6/29/2018	1M LIBOR	24,013	126,477	8,671
ZENITH INTERNATIONAL BANK	BAML	1/11/2019	1M LIBOR	242,534	22,577	2,037
ARDENTEC CORP	DB	8/2/2018	USD1M_Reuters	98,000	123,560	5,418
ARGOSY RESEARCH INC	DB	8/2/2018	USD1M_Reuters	96,000	104,489	278
ASCENDIS HEALTH LTD	DB	6/4/2018	USD1M_Reuters	(50,610)	(63,277)	12,971
ASTRAL FOODS LTD	DB	6/4/2018	USD1M_Reuters	5,364	114,594	(7,416)
BANYAN TREE HOLDINGS LTD	DB	11/2/2018	USD1M_Reuters	(51,142)	(21,131)	(3,116)
BUMI RESOURCES TBK PT	DB	2/4/2019	USD1M_Reuters	(464,900)	(9,422)	(1,829)
CARBONE LORRAINE	DB	7/9/2018	USD1M_Reuters	2,609	99,214	28,533
CHIMEI MATERIALS TECHNOLOGY	DB	8/2/2018	USD1M_Reuters	(69,939)	(32,394)	2,992

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CHINA FISHERY GROUP LTD	DB	11/2/2018	USD1M_Reuters	(375,000)	$(20,178)	$(1,616)
COMMONWEALTH ENTERTAINMENT	DB	11/5/2018	USD1M_Reuters	(5,000)	(8,948)	2,058
COOPER ENERGY LTD	DB	5/7/2018	USD1M_Reuters	(111,445)	(23,960)	(9,034)
COREMAX CORP	DB	8/2/2018	USD1M_Reuters	(16,000)	(62,293)	(6,344)
COSMAX INC	DB	6/11/2018	USD1M_Reuters	(29)	(2,669)	(835)
CUREXO INC	DB	4/30/2018	USD1M_Reuters	(3,181)	(32,555)	4,613
CUREXO INC RTS	DB	4/30/2018	USD1M_Reuters	(488)	(0)	(523)
DATAGATE BILGISAYAR MALZEMEL	DB	11/12/2018	USD1M_Reuters	30,041	56,828	49,300
DHX MEDIA LTD - VOTING SH	DB	10/16/2018	USD1M_Reuters	(1,700)	(5,326)	(1,360)
DHX MEDIA LTD - VOTING SH	DB	5/14/2018	USD1M_Reuters	(5,900)	(18,460)	(4,742)
E AND R ENGINEERING CORP	DB	8/2/2018	USD1M_Reuters	(29,000)	(38,550)	(8,176)
ECOR3.SA	DB	8/31/2018	USD1M_Reuters	102,700	384,214	(12,521)
ELTEL AB-W/I	DB	5/28/2018	USD1M_Reuters	(20,877)	(64,041)	(12,053)
ETREND HIGHTECH CORP	DB	8/2/2018	USD1M_Reuters	85,010	85,160	3,237
EVOLVA HOLDING SA	DB	11/19/2018	USD1M_Reuters	(98,352)	(35,084)	1,713
FERBASA-FERRO LIGAS BAHIA-PR	DB	8/31/2018	USD1M_Reuters	15,232	59,977	53,715
FIGEAC-AERO	DB	7/9/2018	USD1M_Reuters	(3,367)	(73,554)	(3,969)
FLC FAROS CONSTRUCTION JSC	DB	1/2/2019	USD1M_Reuters	(36,440)	(271,015)	(8,833)
FREEDOM FOODS GROUP LTD	DB	5/7/2018	USD1M_Reuters	(1,384)	(4,843)	(1,050)
FRESHII	DB	10/16/2018	USD1M_Reuters	(14,200)	(62,851)	(20,393)
GAMES WORKSHOP GROUP PLC	DB	8/13/2018	USD1M_Reuters	2,596	42,911	43,360
GOYO INTEX CO LTD	DB	11/5/2018	USD1M_Reuters	(2,000)	(13,784)	2,633
GREAT WALL ENTERPRISES	DB	8/2/2018	USD1M_Reuters	102,000	110,054	8,961
HANJIN HEAVY INDUS & CONST	DB	4/30/2018	USD1M_Reuters	(5,662)	(17,002)	(2,722)
INNATE PHARMA SA	DB	7/9/2018	USD1M_Reuters	(2,775)	(15,235)	(4,904)
IRB INFRASTRUCTURE DEVELOPER	DB	9/26/2018	USD1M_Reuters	62,375	202,715	33,825
IVANHOE MINES LTD	DB	5/14/2018	USD1M_Reuters	(800)	(2,541)	248
JINCHUAN GROUP INTERNATIONAL	DB	9/4/2018	USD1M_Reuters	(35,159)	(6,054)	(510)
JOHNSON SERVICE GROUP PLC	DB	8/13/2018	USD1M_Reuters	15,794	31,528	(192)
KENKOU CORP	DB	11/5/2018	USD1M_Reuters	(10,000)	(175,634)	(14,143)
KINIK COMPANY	DB	8/2/2018	USD1M_Reuters	53,000	139,279	8,413
LONG BON DEVELOPMENT CO LTD	DB	8/2/2018	USD1M_Reuters	198,961	95,347	5,025
LUNDIN GOLD INC	DB	5/14/2018	USD1M_Reuters	(15,700)	(63,455)	(1,738)
MEDIA CHINA CORPORATION LTD	DB	9/4/2018	USD1M_Reuters	(363,247)	(13,109)	(9,884)
NAMPAK LTD	DB	6/4/2018	USD1M_Reuters	(11,476)	(16,111)	1,356
NEL ASA	DB	7/30/2018	USD1M_Reuters	(208,428)	(74,750)	(8,187)
NEWMAX TECHNOLOGY CO LTD	DB	8/2/2018	USD1M_Reuters	(26,000)	(44,283)	6,138
NEWRIVER REIT PLC	DB	8/13/2018	USD1M_Reuters	(18,601)	(79,176)	(37)
NORTH MINING SHARES COMPANY LIMITED	DB	9/4/2018	USD1M_Reuters	(28,198)	(572)	(20)
OSISKO EXPLORATION LTEE	DB	5/14/2018	USD1M_Reuters	(15,800)	(42,630)	(3,167)
OZ MINERALS LTD	DB	5/7/2018	USD1M_Reuters	56,815	353,966	76,907
PCL INC	DB	4/30/2018	USD1M_Reuters	(500)	(8,069)	999
PERSIMMON PLC	DB	8/13/2018	USD1M_Reuters	10,242	312,932	50,220
PURPLEBRICKS GROUP PLC	DB	8/13/2018	USD1M_Reuters	(3,498)	(17,372)	(6,909)
RAFFLES EDUCATION CORP LTD	DB	1/11/2019	USD1M_Reuters	(60,500)	(11,480)	(780)
RECYLEX SA	DB	7/9/2018	USD1M_Reuters	(5,236)	(62,688)	(25,772)
REDINGTON INDIA LTD	DB	9/26/2018	USD1M_Reuters	29,541	88,253	(5,348)
REDROVER CO LTD	DB	4/30/2018	USD1M_Reuters	(7,265)	(28,031)	(407)
REGEN CO LTD	DB	4/30/2018	USD1M_Reuters	(87)	(374)	130
ROYAL MAIL PLC-W/I	DB	8/13/2018	USD1M_Reuters	76,839	381,267	129,983
SAMSUNG HEAVY INDUSTRIES	DB	4/30/2018	USD1M_Reuters	(447)	(2,993)	(854)
SAMSUNG HEAVY INDUSTRIES	DB	6/11/2018	USD1M_Reuters	(2,005)	(13,426)	(3,830)
SELECT HARVESTS LIMITED	DB	5/7/2018	USD1M_Reuters	(7,288)	(28,239)	(1,613)
SELVAAG BOLIG ASA	DB	7/30/2018	USD1M_Reuters	(9,270)	(42,981)	1,828
SENEX ENERGY LTD	DB	5/7/2018	USD1M_Reuters	(67,916)	(17,476)	(3,182)
SHOP APOTHEKE EUROPE NV	DB	10/11/2018	USD1M_Reuters	(201)	(10,695)	(949)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SIGMA HEALTHCARE LTD	DB	5/7/2018	USD1M_Reuters	32,492	$23,295	$292
SIGURD MICROELECTRONICS CORP	DB	8/2/2018	USD1M_Reuters	66,423	61,455	21,406
SINMAG BAKERY MACHINE CORP	DB	8/2/2018	USD1M_Reuters	18,000	95,961	7,818
SINON CORP	DB	8/2/2018	USD1M_Reuters	11,155	6,099	333
SRP GROUPE SA-WI (144A)	DB	7/9/2018	USD1M_Reuters	(1,982)	(31,154)	5,127
STORNOWAY DIAMOND CORP	DB	5/14/2018	USD1M_Reuters	(67,500)	(34,740)	3,964
SULA11.SA	DB	8/31/2018	USD1M_Reuters	31,981	195,361	10,929
SUMMERSET GROUP HOLDINGS LTD	DB	11/2/2018	USD1M_Reuters	130	319	235
SUN CAPITAL MANAGEMENT CORP	DB	11/5/2018	USD1M_Reuters	(36,800)	(27,294)	(1,439)
SYNCMOLD ENTERPRISE CORP	DB	8/2/2018	USD1M_Reuters	7,183	15,568	61
TELCON INC	DB	4/30/2018	USD1M_Reuters	(3,327)	(51,392)	8,397
THIN FILM ELECTRONICS ASA	DB	7/30/2018	USD1M_Reuters	(158,888)	(73,351)	26,119
TMAC RESOURCES INC	DB	5/14/2018	USD1M_Reuters	(6,500)	(79,306)	32,363
TREVALI RESOURCES CORP	DB	5/14/2018	USD1M_Reuters	(39,100)	(41,543)	(10,030)
TRINIDAD DRILLING LTD	DB	10/16/2018	USD1M_Reuters	(56,800)	(70,240)	(11,154)
TRINIDAD DRILLING LTD	DB	5/14/2018	USD1M_Reuters	(63,300)	(76,375)	(14,334)
VOCUS COMMUNICATIONS LTD	DB	5/7/2018	USD1M_Reuters	(24,163)	(56,899)	(1,700)
VOLATI AB-WI	DB	5/28/2018	USD1M_Reuters	(2,750)	(26,080)	4,847
WALTON ADVANCED ENGINEERING	DB	8/2/2018	USD1M_Reuters	195,680	94,543	1,487
WHITEHAVEN COAL LTD	DB	5/7/2018	USD1M_Reuters	130,366	369,436	152,919
WHITEHAVEN COAL LTD	DB	5/7/2018	USD1M_Reuters	128,434	367,834	146,780
WONSON INTERNATIONAL HLDGS	DB	9/4/2018	USD1M_Reuters	(45,000)	(1,101)	738
XINTEC INC	DB	8/2/2018	USD1M_Reuters	(66,000)	(114,930)	(60,608)
YUXING INFOTECH HLDGS LTD	DB	9/4/2018	USD1M_Reuters	(3,406)	(361)	30
ACCOR SA	GS	5/16/2018	USD-Federal Funds-H.15	(6,819)	(288,128)	(100,911)
AFC ENERGY PLC	GS	10/30/2018	USD-Federal Funds-H.15	(14,607)	(2,451)	169
ALD SA	GS	2/14/2019	USD-Federal Funds-H.15	(4,387)	(73,659)	(3,911)
ARCAM AB	GS	8/8/2018	USD-Federal Funds-H.15	(2,001)	(79,626)	(8,217)
ASIA DEVELOPMENT CAPITAL CO	GS	10/12/2018	USD-Federal Funds-H.15	(712,900)	(92,937)	14,222
BIO ON SPA	GS	7/18/2018	USD-Federal Funds-H.15	(2,750)	(58,741)	(35,533)
BNN TECHNOLOGY PLC	GS	12/11/2018	USD-Federal Funds-H.15	(6,510)	(3,592)	(293)
CAIRN HOMES PLC	GS	10/30/2018	USD-Federal Funds-H.15	(3,094)	(6,219)	(1,096)
CAPITAL & COUNTIES PROPERTIE	GS	1/9/2019	USD-Federal Funds-H.15	(49,788)	(179,073)	(29,577)
CATEA CO LTD	GS	1/30/2019	USD-Federal Funds-H.15	(2,000)	(716)	(67)
CHIMEI MATERIALS TECHNOLOGY	GS	4/18/2018	USD-Federal Funds-H.15	(147,655)	(65,825)	3,883
CHINA ENERGINE INTERNATIONAL	GS	9/20/2018	USD-Federal Funds-H.15	(493,223)	(32,987)	8,390
COREMAX CORP	GS	1/24/2019	USD-Federal Funds-H.15	(5,000)	(19,663)	(1,741)
COSMO PHARMACEUTICALS NV	GS	1/7/2019	USD-Federal Funds-H.15	(350)	(50,521)	(1,621)
COUNTRYWIDE PLC	GS	1/4/2019	USD-Federal Funds-H.15	(5,633)	(8,441)	1,647
DNA CHIP RESEARCH INC	GS	12/6/2018	USD-Federal Funds-H.15	(6,800)	(78,998)	(3,969)
EPIGENOMICS AG	GS	9/20/2018	USD-Federal Funds-H.15	(8,000)	(38,515)	(5,186)
FASTEPS CO LTD	GS	11/1/2018	USD-Federal Funds-H.15	(6,716)	(40,432)	(6,966)
FILA SPA	GS	9/27/2018	USD-Federal Funds-H.15	(3,627)	(79,477)	(13,043)
FORSIDE CO LTD	GS	11/1/2018	USD-Federal Funds-H.15	(29,600)	(82,767)	(12,831)
FOXTONS GROUP PLC	GS	10/17/2018	USD-Federal Funds-H.15	(9,880)	(10,329)	715
GOYO INTEX CO LTD	GS	11/1/2018	USD-Federal Funds-H.15	(2,000)	(11,901)	731
HOTTO LINK INC	GS	2/7/2019	USD-Federal Funds-H.15	(9,600)	(71,136)	4,268
HUMANA AB	GS	1/4/2019	USD-Federal Funds-H.15	(11,952)	(74,848)	(7,885)
HYUNDAI WIA CORP	GS	7/5/2018	USD-Federal Funds-H.15	(164)	(10,236)	730
IVANHOE MINES LTD-CL A	GS	1/10/2019	USD-Federal Funds-H.15	(58,600)	(214,004)	46,333
IVANHOE MINES LTD-CL A	GS	3/27/2018	USD-Federal Funds-H.15	(40,059)	(146,392)	31,772
LUCECO PLC	GS	1/24/2019	USD-Federal Funds-H.15	(51,185)	(78,338)	24,821
LUOYANG GLASS COMPANY LTD-H	GS	12/19/2018	USD-Federal Funds-H.15	(86,000)	(45,475)	(1,153)
MAG SILVER CORP	GS	10/30/2018	USD-Federal Funds-H.15	(8,300)	(101,507)	12,450
MELROSE INDUSTRIES PLC	GS	11/6/2018	USD-Federal Funds-H.15	(81,414)	(239,387)	(22,460)
MOLECULAR PARTNERS AG	GS	10/31/2018	USD-Federal Funds-H.15	(464)	(12,279)	(1,087)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
NATURECELL CO LTD	GS	2/27/2019	USD-Federal Funds-H.15	(125)	$(3,694)	$(34)
NENG TYI PRECISION IND. CO	GS	11/28/2018	USD-Federal Funds-H.15	(9,000)	(13,119)	1,022
NEO SOLAR POWER CORP	GS	12/12/2018	USD-Federal Funds-H.15	(174,000)	(86,375)	3,549
NEWMAX TECHNOLOGY CO LTD	GS	12/12/2018	USD-Federal Funds-H.15	(11,000)	(18,116)	2,012
NEXITY	GS	2/14/2019	USD-Federal Funds-H.15	(486)	(29,529)	199
NEXT BIOMETRICS GROUP AS	GS	10/31/2018	USD-Federal Funds-H.15	(1,522)	(9,228)	(153)
NFK HOLDINGS CO LTD	GS	12/13/2018	USD-Federal Funds-H.15	(26,000)	(25,028)	(26,886)
NORDIC NANOVECTOR ASA	GS	12/11/2018	USD-Federal Funds-H.15	(4,315)	(40,880)	(2,384)
NORTH MINING SHARES CO LTD	GS	12/5/2018	USD-Federal Funds-H.15	(13,459)	(270)	(12)
NSN CO LTD	GS	11/21/2018	USD-Federal Funds-H.15	(2,779)	(11,003)	3,209
OBRASCON HUARTE LAIN S.A.	GS	2/13/2019	USD-Federal Funds-H.15	(30,918)	(191,904)	583
PACIFIC METALS CO LTD	GS	6/22/2018	USD-Federal Funds-H.15	(4,600)	(120,969)	(30,558)
PARAMOUNT RESOURCES LTD -A	GS	1/16/2019	USD-Federal Funds-H.15	(18,200)	(262,655)	(3,639)
PILBARA MINERALS LTD	GS	2/27/2019	USD-Federal Funds-H.15	(15,098)	(12,370)	832
PRETIUM RESOURCES INC	GS	2/27/2019	USD-Federal Funds-H.15	(33,500)	(263,145)	30,048
PRETIUM RESOURCES INC	GS	2/28/2019	USD-Federal Funds-H.15	(28,400)	(208,630)	11,019
ROCKHOPPER EXPLORATION PLC	GS	3/28/2018	USD-Federal Funds-H.15	(55,819)	(16,055)	(4,165)
RUMO SA	GS	6/22/2018	USD-Federal Funds-H.15	(44,739)	(131,477)	(68,825)
S SCIENCE CO LTD	GS	8/31/2018	USD-Federal Funds-H.15	(120,500)	(118,048)	18,260
SAMSUNG HEAVY INDUSTRIES	GS	1/16/2019	USD-Federal Funds-H.15	(5,907)	(40,992)	(9,841)
SAMSUNG HEAVY INDUSTRIES	GS	1/16/2019	USD-Federal Funds-H.15	(6,693)	(46,447)	(11,151)
SELVAAG BOLIG ASA	GS	2/27/2019	USD-Federal Funds-H.15	(5,391)	(24,836)	965
SHOUGANG CONCORD INTL ENT CO	GS	11/15/2018	USD-Federal Funds-H.15	(2,318,342)	(68,133)	1,134
SHOWROOMPRIVE	GS	8/30/2018	USD-Federal Funds-H.15	(2,318)	(48,646)	18,245
SILICON INTEGRATED SYSTEMS	GS	1/4/2019	USD-Federal Funds-H.15	(216,000)	(63,489)	(11,220)
SMART METERING SYSTEMS PLC	GS	2/27/2019	USD-Federal Funds-H.15	(6,010)	(65,981)	1,691
SOLARTECH INTL HLDG LTD	GS	12/10/2018	USD-Federal Funds-H.15	(279,750)	(26,719)	2,752
ULTRAFABRICS HOLDINGS CO LTD	GS	1/18/2019	USD-Federal Funds-H.15	(3,100)	(73,850)	(11,123)
USINAS SIDER MINAS GER-PF A	GS	10/31/2018	USD-Federal Funds-H.15	(49,834)	(73,506)	(111,926)
VOCUS GROUP LTD	GS	10/24/2018	USD-Federal Funds-H.15	(73,566)	(140,001)	(37,883)
VOCUS GROUP LTD	GS	10/24/2018	USD-Federal Funds-H.15	(65,697)	(125,025)	(33,831)
VOLATI AB	GS	7/11/2018	USD-Federal Funds-H.15	(7,884)	(72,992)	12,298
WESTONE INFORMATION INDUST-A	GS	1/2/2019	USD-Federal Funds-H.15	(88,983)	(331,121)	454
WFM INC	GS	11/21/2018	USD-Federal Funds-H.15	(3,542)	(14,910)	(9,137)
WHA CORP PCL-FOREIGN	GS	1/7/2019	USD-Federal Funds-H.15	(1,276,987)	(155,872)	(16,126)
XINTEC INC	GS	5/4/2018	USD-Federal Funds-H.15	(54,434)	(109,447)	(35,021)
ASIA PLUS GROUP HDS SECS-FOR	GS	4/13/2018	USD-LIBOR-BBA	311,065	31,123	9,980
BERKELEY GROUP HOLDINGS/THE	GS	7/25/2018	USD-LIBOR-BBA	9,909	414,947	143,336
BLISS GVS PHARMA LTD	GS	1/3/2019	USD-LIBOR-BBA	21,862	66,687	3,915
CANFOR CORP	GS	1/10/2019	USD-LIBOR-BBA	14,700	299,563	45,168
COMPAGNIE DES ALPES	GS	4/5/2018	USD-LIBOR-BBA	2,950	84,019	43,723
DARFON ELECTRONICS CORP	GS	11/27/2018	USD-LIBOR-BBA	102,500	91,264	15,971
ENCE ENERGIA Y CELULOSA SA	GS	4/25/2018	USD-LIBOR-BBA	29,098	89,742	97,631
ERAMET	GS	1/30/2019	USD-LIBOR-BBA	2,263	263,888	55,999
EVRAZ PLC	GS	11/15/2018	USD-LIBOR-BBA	8,781	33,728	12,639
FERREXPO PLC	GS	11/7/2018	USD-LIBOR-BBA	80,066	311,981	19,804
FIRST PHILIPPINE HLDGS	GS	7/11/2018	USD-LIBOR-BBA	73,051	97,605	(9,498)
GALLIFORD TRY PLC	GS	2/27/2019	USD-LIBOR-BBA	2,798	44,842	(1,437)
HANNSTAR BOARD CORP	GS	10/24/2018	USD-LIBOR-BBA	151,112	86,018	18,514
HOTRON PRECISION ELECTRONIC	GS	2/27/2019	USD-LIBOR-BBA	44,000	69,804	3,727
IPH LTD	GS	11/21/2018	USD-LIBOR-BBA	33,528	149,672	540
MINERAL RESOURCES LTD	GS	12/11/2018	USD-LIBOR-BBA	30,264	430,058	30,552
MINERAL RESOURCES LTD	GS	10/3/2018	USD-LIBOR-BBA	30,327	355,314	106,255
MINERVA SA	GS	8/9/2018	USD-LIBOR-BBA	64,128	248,328	(54,576)
NEW ZEALAND REFINING CO LTD	GS	4/5/2018	USD-LIBOR-BBA	10,902	20,528	(392)
NICK SCALI LTD	GS	12/5/2018	USD-LIBOR-BBA	14,358	75,227	6,400

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
PAKISTAN TELECOM CO LTD	GS	5/7/2018	USD-LIBOR-BBA	243,500	$38,116	$(7,518)
SANSIRI PUBLIC CO LTD-FORGN	GS	4/6/2018	USD-LIBOR-BBA	801,107	46,010	9,730
SARAIVA SA LIVREIROS-PREF	GS	6/21/2018	USD-LIBOR-BBA	36,334	52,584	(2,198)
SEMIRARA MINING AND POWER CO	GS	4/6/2018	USD-LIBOR-BBA	162,376	0	119,910
SG FLEET GROUP LTD	GS	9/20/2018	USD-LIBOR-BBA	18,757	59,304	4,405
SLC AGRICOLA SA	GS	12/20/2018	USD-LIBOR-BBA	11,967	83,754	34,102
UNIVERSAL VISION BIOTECHNOLO	GS	5/31/2018	USD-LIBOR-BBA	79,078	74,763	11,082
WIZ SOLUCOES E CORRETAGEM DE	GS	2/7/2019	USD-LIBOR-BBA	17,700	66,128	9,730
A.P. MOLLER - MAERSK B	MS	10/24/2018	CIBOR-1M	(51)	(93,510)	2,509
ALK-ABELLO B	MS	10/24/2018	CIBOR-1M	(2,624)	(347,541)	14,107
BAVARIAN NORDIC	MS	10/24/2018	CIBOR-1M	14,031	570,871	(29,909)
CHR. HANSEN HOLDING	MS	10/24/2018	CIBOR-1M	(6,210)	(560,247)	17,605
COLOPLAST B	MS	10/24/2018	CIBOR-1M	(8,903)	(778,565)	(12,165)
DFDS A/S	MS	10/24/2018	CIBOR-1M	1,274	76,440	167
GN STORE NORD	MS	10/24/2018	CIBOR-1M	10,920	368,391	(182)
ROYAL UNIBREW	MS	10/24/2018	CIBOR-1M	14,697	887,214	5,392
SYDBANK	MS	10/24/2018	CIBOR-1M	5,003	205,528	(1,125)
ACCOR SA	MS	10/24/2018	EURIB-1M	(16,230)	(932,220)	8,662
ALD AIW	MS	10/24/2018	EURIB-1M	(1,153)	(20,641)	307
ARKEMA	MS	10/24/2018	EURIB-1M	1,599	212,740	(8,533)
ASTM SPA	MS	10/24/2018	EURIB-1M	2,990	91,845	(10,762)
AT&S AUST TECH	MS	10/24/2018	EURIB-1M	1,770	52,449	4,007
BANCO BPM SPA	MS	10/24/2018	EURIB-1M	(85,800)	(322,964)	(3,257)
BAUER AG	MS	10/24/2018	EURIB-1M	11,104	392,763	(52,368)
BE SEMICOND IND	MS	10/24/2018	EURIB-1M	4,803	481,947	(21,845)
BENETEAU	MS	10/24/2018	EURIB-1M	18,910	524,166	(21,926)
BET AT HOME COM AG	MS	10/24/2018	EURIB-1M	900	109,239	(3,125)
BIESSE	MS	10/24/2018	EURIB-1M	1,800	105,623	(4,468)
BIOCARTIS NV	MS	10/24/2018	EURIB-1M	(23,878)	(410,741)	(18,374)
BOLLORE	MS	10/24/2018	EURIB-1M	(154,000)	(892,192)	(2,294)
CARREFOUR	MS	10/24/2018	EURIB-1M	(29,180)	(668,715)	(29,334)
CIE AUTOMOTIVE SA	MS	10/24/2018	EURIB-1M	3,170	103,236	6,915
COVESTRO AG	MS	10/24/2018	EURIB-1M	6,817	791,910	(8,630)
CTS EVENTIM AG & CO KGAA	MS	10/24/2018	EURIB-1M	2,150	108,976	(1,494)
DELIVERY HERO AG- WI	MS	10/24/2018	EURIB-1M	(9,948)	(425,953)	(741)
DERICHEBOURG	MS	10/24/2018	EURIB-1M	67,264	680,373	(5,844)
DEUTSCHE BANK AG	MS	10/24/2018	EURIB-1M	(38,870)	(761,445)	47,759
DEUTSCHE BETEILIGUNGS AG	MS	10/24/2018	EURIB-1M	3,169	202,552	(7,079)
DEUTZ AG	MS	10/24/2018	EURIB-1M	94,346	931,473	(56,790)
DIALOG SEMICON	MS	10/24/2018	EURIB-1M	13,650	434,706	(20,886)
DRAEGERWERK	MS	10/24/2018	EURIB-1M	1,051	81,003	(913)
DT LUFTHANSA AG	MS	10/24/2018	EURIB-1M	19,900	719,124	(9,307)
EL.EN	MS	10/24/2018	EURIB-1M	1,960	66,557	5,350
ELMOS SEMICON	MS	10/24/2018	EURIB-1M	1,670	52,956	(3,523)
ENCE ENRGY CLLS	MS	10/24/2018	EURIB-1M	127,592	865,407	(45,923)
FALK RENEWABLES SPA	MS	10/24/2018	EURIB-1M	28,760	74,031	(1,750)
FAURECIA	MS	10/24/2018	EURIB-1M	3,620	330,669	(5,481)
FIAT CHRYSLER AUTOMOBILES NV	MS	10/24/2018	EURIB-1M	2,770	67,443	(536)
FORFARMERS	MS	10/24/2018	EURIB-1M	8,580	109,894	(2,130)
HUHTAMAKI OYJ	MS	10/24/2018	EURIB-1M	(5,360)	(222,120)	(6,519)
INDUSTRIA DE DISENO TEXTIL, S.A	MS	10/24/2018	EURIB-1M	(15,290)	(545,003)	(2,846)
INNOGY SE	MS	10/24/2018	EURIB-1M	(3,420)	(137,751)	7,443
INTL CONSOLIDATED AIRLINE-DI	MS	10/24/2018	EURIB-1M	30,500	280,268	(3,180)
IPSOS	MS	10/24/2018	EURIB-1M	960	39,747	(3,098)
JACQUET METAL SC	MS	10/24/2018	EURIB-1M	5,893	234,042	(15,359)
JOST WERKE	MS	10/24/2018	EURIB-1M	593	31,205	(1,288)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
KAUFMAN & BROAD	MS	10/24/2018	EURIB-1M	4,406	$222,887	$7,969
KONE OYJ	MS	10/24/2018	EURIB-1M	(5,370)	(303,644)	(3,599)
LA DORIA SPA	MS	10/24/2018	EURIB-1M	2,955	59,514	(3,109)
LEONI AG N	MS	10/24/2018	EURIB-1M	900	72,061	(2,964)
MAN SE	MS	10/24/2018	EURIB-1M	(210)	(24,981)	13
MEDIASET ESPANA COMUNICACION SA	MS	10/24/2018	EURIB-1M	17,900	208,871	(6,531)
MERSEN	MS	10/24/2018	EURIB-1M	2,753	138,720	(4,442)
NEOPOST	MS	10/24/2018	EURIB-1M	12,627	418,739	(42,626)
NH HOTEL GROUP SA	MS	10/24/2018	EURIB-1M	9,300	70,869	(115)
OCI	MS	10/24/2018	EURIB-1M	(10,970)	(286,865)	9,790
PARROT PROMESSES	MS	10/24/2018	EURIB-1M	(11,314)	(114,160)	0
PEUGEOT S.A.	MS	10/24/2018	EURIB-1M	10,430	246,078	(14,817)
PHARMING GROUP NV	MS	10/24/2018	EURIB-1M	72,500	139,019	(90)
PNE WIND N	MS	10/24/2018	EURIB-1M	58,993	229,327	(2,357)
ROCKET INTERNET SE	MS	10/24/2018	EURIB-1M	(7,190)	(200,600)	(7,853)
SAETA YIELD SA	MS	10/24/2018	EURIB-1M	19,254	272,894	(4,301)
SALVATORE FERRAGAMO SPA	MS	10/24/2018	EURIB-1M	(28,800)	(844,981)	35,029
SANOMA OYJ	MS	10/24/2018	EURIB-1M	5,356	71,974	(2,576)
SARTORIUS	MS	10/24/2018	EURIB-1M	(340)	(36,986)	(3,629)
SIEMENS	MS	10/24/2018	EURIB-1M	(5,765)	(889,789)	15,741
SIEMENS GAMESA RENEWABLE ENERGY	MS	10/24/2018	EURIB-1M	(56,920)	(925,782)	37,794
TENARIS	MS	10/24/2018	EURIB-1M	(27,950)	(503,334)	18,682
TOD S	MS	10/24/2018	EURIB-1M	(1,360)	(102,624)	84
TOM TAILOR HOLDING SE	MS	10/24/2018	EURIB-1M	11,440	162,569	(2,130)
UBI SOFT ENTERT.	MS	10/24/2018	EURIB-1M	6,339	538,863	3,511
UMICORE	MS	10/24/2018	EURIB-1M	(7,840)	(417,329)	5,157
UNIEURO SPA	MS	10/24/2018	EURIB-1M	17,063	305,794	(10,372)
VALLOUREC	MS	10/24/2018	EURIB-1M	(14,394)	(105,293)	7,803
VALMET OYJ	MS	10/24/2018	EURIB-1M	22,165	505,615	(8,528)
VAN LANSCHOT KEMPEN NV	MS	10/24/2018	EURIB-1M	5,205	175,064	1,615
WACKER NEUSON	MS	10/24/2018	EURIB-1M	1,420	59,110	(1,022)
WUESTENR&WUERT N	MS	10/24/2018	EURIB-1M	14,742	452,833	(11,893)
ADARO ENERGY TBK	MS	11/15/2018	FEDEF-1D	1,466,700	196,526	78,515
AMINOLOGICS CO LTD	MS	11/1/2019	FEDEF-1D	(28,521)	(58,888)	(15,133)
ANYGEN	MS	11/1/2019	FEDEF-1D	(1,180)	(28,915)	(1,709)
AO WORLD PLC	MS	12/12/2018	FEDEF-1D	(16,131)	(22,260)	(10,037)
ARCHER	MS	12/12/2018	FEDEF-1D	(9,872)	(10,795)	(2,720)
ASKARI BANK	MS	10/10/2018	FEDEF-1D	76,128	17,462	(4,112)
ASTA INC/KOREA	MS	11/1/2019	FEDEF-1D	(2,427)	(53,774)	(1,142)
AUTOMOBILE & PCB INC	MS	11/1/2019	FEDEF-1D	(16,169)	(18,217)	5,840
AVITA CORP	MS	10/10/2019	FEDEF-1D	45,903	72,714	4,524
Bank Handlowy	MS	7/13/2018	FEDEF-1D	(3,405)	(66,824)	(19,595)
BNN TECHNOLOGY PLC	MS	12/12/2018	FEDEF-1D	(69,423)	(38,503)	(2,900)
BUMI RESOURCES	MS	11/15/2018	FEDEF-1D	(9,334,200)	(201,333)	(24,555)
CAIRN ENERGY PLC	MS	12/12/2018	FEDEF-1D	(43,918)	(125,846)	(3,117)
CAIRN HOMES PLC	MS	12/12/2018	FEDEF-1D	(43,048)	(92,474)	(9,278)
CATEA CO LTD	MS	10/15/2018	FEDEF-1D	(4,266)	(42,988)	41,318
CD PROJECT RED	MS	7/13/2018	FEDEF-1D	(7,678)	(208,565)	(58,316)
CEBU AIR INC	MS	6/13/2018	FEDEF-1D	34,300	74,371	(8,096)
CHI MEI MATERIAL	MS	10/10/2019	FEDEF-1D	(34,000)	(15,772)	1,469
CHOONGANG OCEAN CO LTD	MS	11/1/2019	FEDEF-1D	(12,270)	(21,941)	(11,973)
COOPER ENERGY LTD	MS	10/15/2018	FEDEF-1D	(215,727)	(44,970)	(18,723)
COSMAX INC	MS	10/15/2018	FEDEF-1D	(147)	(14,450)	(3,520)
COUNTRYWIDE PLC	MS	12/12/2018	FEDEF-1D	(46,971)	(74,430)	17,805
CREAPLANET CO LTD	MS	11/1/2019	FEDEF-1D	(50,000)	(42,892)	(13,324)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
DBV TECHNNOLOGIES	MS	12/12/2018	FEDEF-1D	(3,030)	$(135,743)	$(6,592)
DHX MEDIA	MS	11/7/2018	FEDEF-1D	(14,900)	(61,387)	3,001
DHX MEDIA	MS	11/7/2018	FEDEF-1D	(17,800)	(73,335)	3,585
ELK	MS	11/1/2019	FEDEF-1D	(32,043)	(26,195)	(795)
EMPYREAN ENERGY PLC	MS	12/12/2018	FEDEF-1D	(143,249)	(21,486)	(3,228)
ESV	MS	11/1/2019	FEDEF-1D	(26,384)	(29,925)	(1,964)
FASTEPS CO LTD	MS	1/3/2019	FEDEF-1D	(717)	(4,551)	(505)
FOXTONS GROUP PLC	MS	12/12/2018	FEDEF-1D	(12,210)	(11,448)	(429)
FUTURECHEM CO LT	MS	11/1/2019	FEDEF-1D	(509)	(14,530)	1,392
GENEXIN ORD	MS	11/1/2019	FEDEF-1D	(294)	(22,310)	852
GLANBIA	MS	12/12/2018	FEDEF-1D	(10,209)	(192,355)	17,469
GREAT PORTLAND ESTATES PLC	MS	12/12/2018	FEDEF-1D	(22,061)	(177,266)	(31,049)
GULF INTR SERV	MS	1/18/2019	FEDEF-1D	(6,221)	(30,194)	(2,406)
HANIL VACUUM CO LTD	MS	11/1/2019	FEDEF-1D	(8,242)	(24,629)	(1,897)
HANIL VACUUM CO LTD	MS	10/15/2018	FEDEF-1D	(5,751)	(17,076)	(1,433)
HANIL VACUUM MACHINECO LTD RENOUNCEABLE	MS	10/15/2018	FEDEF-1D	(2,351)	0	(3,183)
HANJIN HEAVY IND	MS	11/1/2019	FEDEF-1D	(1,561)	(5,294)	(146)
HANP INC	MS	11/1/2019	FEDEF-1D	(16,869)	(26,995)	(3,905)
HANWHA TECHWIN CO LTD	MS	11/1/2019	FEDEF-1D	(7,236)	(248,708)	20,571
HANWHA TECHWIN CO LTD	MS	10/15/2018	FEDEF-1D	(8,352)	(350,082)	86,760
HONDA ATLAS CARS	MS	10/10/2018	FEDEF-1D	19,691	111,876	(16,950)
HS VITAL CO LTD	MS	10/15/2018	FEDEF-1D	(4,570)	(24,101)	(1,033)
HUAYI TENCENT	MS	5/3/2018	FEDEF-1D	(386,753)	(19,644)	(4,839)
HYUNDAI WIA	MS	10/15/2018	FEDEF-1D	(1,926)	(113,766)	86
ID LOGISTICS GR	MS	12/12/2018	FEDEF-1D	(508)	(81,509)	(4,314)
INDO TAMBANGRAYA	MS	11/15/2018	FEDEF-1D	53,100	79,946	51,657
INDUS MOTOR	MS	10/10/2018	FEDEF-1D	5,116	85,255	982
INNATE PHARMA	MS	12/12/2018	FEDEF-1D	(10,913)	(66,114)	(12,968)
INNOVATIONPAY	MS	5/3/2018	FEDEF-1D	(266,000)	(14,603)	1,337
INTERSERVE PLC	MS	12/12/2018	FEDEF-1D	(57,995)	(62,032)	(25,918)
IP GROUP PLC	MS	12/12/2018	FEDEF-1D	(45,266)	(88,286)	6,270
IRIVER LTD	MS	10/15/2018	FEDEF-1D	(4,575)	(31,501)	(5,534)
JENAX INC	MS	11/1/2019	FEDEF-1D	(2,355)	(58,518)	(11,538)
KB METAL CO LTD	MS	11/1/2019	FEDEF-1D	(14,473)	(36,540)	402
KGI SECURITIES THAILAND	MS	10/10/2019	FEDEF-1D	552,275	37,819	(1,517)
KNM GROUP BHD	MS	1/4/2019	FEDEF-1D	(1,029,347)	(59,165)	(6,802)
KOMIPHARM INTL	MS	11/1/2019	FEDEF-1D	(3,428)	(122,666)	(5,968)
KOREA AEROSPACE INDUSTRIES LTD	MS	10/15/2018	FEDEF-1D	(3,412)	(192,446)	21,952
KOT ADDU POWER	MS	10/10/2018	FEDEF-1D	187,238	111,254	(13,053)
LAFARGE MALAYSIA BHD	MS	1/4/2019	FEDEF-1D	(39,584)	(66,417)	9,999
LEECHEM CO LTD	MS	11/1/2019	FEDEF-1D	(11,803)	(13,654)	(12,832)
LEECHEM CO LTD	MS	10/15/2018	FEDEF-1D	(11,368)	(13,641)	(11,868)
LONMIN PLC	MS	12/12/2018	FEDEF-1D	(81,047)	(71,167)	(12,268)
MELROSE INDUSTRIES PLC	MS	12/12/2018	FEDEF-1D	(15,180)	(42,542)	(6,258)
METRO BANK PLC	MS	12/12/2018	FEDEF-1D	(3,190)	(152,082)	(12,526)
MICROLIFE	MS	10/10/2019	FEDEF-1D	39,000	95,189	(907)
MILLAT TRACTORS	MS	10/10/2018	FEDEF-1D	7,981	85,301	9,578
NB :EAST MONEY INFO	MS	7/26/2018	FEDEF-1D	(93,000)	(226,728)	1,004
NB :HAIGE COMMUNICAT	MS	7/26/2018	FEDEF-1D	(58,000)	(88,788)	1,322
NEXITY	MS	12/12/2018	FEDEF-1D	(1,480)	(90,668)	1,370
NSN CO LTD	MS	11/1/2019	FEDEF-1D	(5,582)	(17,482)	1,818
NSN CO LTD	MS	10/15/2018	FEDEF-1D	(15,536)	(38,959)	(4,637)
OMNITEL	MS	11/1/2019	FEDEF-1D	(4,879)	(27,434)	(5,571)
P.T.C.L. (A)	MS	10/10/2018	FEDEF-1D	286,306	46,420	(11,161)
PTI	MS	10/10/2019	FEDEF-1D	115,608	343,066	33,282

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
PURPLEBRICKS GROUP PLC	MS	12/12/2018	FEDEF-1D	(22,560)	$(102,215)	$(59,367)
PVFCCo	MS	10/4/2018	FEDEF-1D	100,570	103,113	4,945
ROCKHOPPER EXPLORATION PLC	MS	12/12/2018	FEDEF-1D	(43,640)	(14,983)	(819)
SAMSUNG HEAVY	MS	11/1/2019	FEDEF-1D	(31,984)	(325,676)	50,279
SAMSUNG HEAVY	MS	10/15/2018	FEDEF-1D	(33,725)	(341,392)	51,003
SAPURA ENERGY BHD	MS	1/4/2019	FEDEF-1D	(711,000)	(157,763)	20,156
SEJONG TELECOM INC	MS	10/15/2018	FEDEF-1D	(25,000)	(13,423)	(1,568)
SERCO GROUP PLC	MS	12/12/2018	FEDEF-1D	(86,143)	(122,169)	13,673
SIEMENS GAMESA RENEWABLE ENERGY	MS	12/12/2018	FEDEF-1D	(24,134)	(296,854)	(80,547)
SILLA TEXTILE	MS	11/1/2019	FEDEF-1D	(6,711)	(13,666)	(12,963)
SIRIUS MINERALS PLC	MS	12/12/2018	FEDEF-1D	(385,070)	(132,206)	3,691
SKYMOONS TECHNOLOGY INC	MS	11/1/2019	FEDEF-1D	(1,365)	(5,722)	5
SMARK CO LTD	MS	11/1/2019	FEDEF-1D	(21,092)	(18,751)	9,404
SMARK CO LTD	MS	10/15/2018	FEDEF-1D	(3,336)	(4,546)	3,068
SOOSUNG LIFT MFG CO LTD	MS	11/1/2019	FEDEF-1D	(9,626)	(46,363)	(1,902)
SOOSUNG LIFT MFG CO LTD	MS	10/15/2018	FEDEF-1D	(5,712)	(30,017)	1,065
SORIBADA INC	MS	10/15/2018	FEDEF-1D	(16,220)	(29,631)	(1,751)
SPIE SA - W/I	MS	12/12/2018	FEDEF-1D	(7,268)	(197,269)	16,253
SRP GROUPE SA	MS	12/12/2018	FEDEF-1D	(2,626)	(24,048)	(10,384)
STX HEAVY INDUSTRIES CO LTD	MS	11/1/2019	FEDEF-1D	(4,799)	(21,615)	(6,937)
SYNTECH CONSTRUCTION PUBLIC CO LTD	MS	10/10/2019	FEDEF-1D	653,275	36,241	2,322
TAIMED BIO	MS	10/10/2019	FEDEF-1D	(28,940)	(192,129)	(7,125)
TELCON	MS	11/1/2019	FEDEF-1D	(6,256)	(83,335)	2,446
TELCON	MS	10/15/2018	FEDEF-1D	(1,820)	(10,926)	(12,606)
TELESITES SAB DE	MS	8/30/2018	FEDEF-1D	(84,000)	(64,391)	1,333
TO-WIN GLOBAL CO LTD.	MS	11/1/2019	FEDEF-1D	(19,950)	(16,355)	1,664
TRITAX BIG BOX REIT PLC	MS	12/12/2018	FEDEF-1D	(66,378)	(129,199)	(11,333)
TUNAS B LAMPUNG	MS	11/15/2018	FEDEF-1D	1,059,500	109,113	(9,392)
UMW OIL & GAS	MS	1/4/2019	FEDEF-1D	(839,300)	(67,743)	(2,180)
UNITED INTEGRATED SERVICES	MS	10/10/2019	FEDEF-1D	60,000	108,370	13,810
UNITED TRACTORS	MS	11/15/2018	FEDEF-1D	37,600	98,233	11,013
VAST RESOURCES PLC	MS	12/12/2018	FEDEF-1D	(1,223,660)	(8,878)	(2,677)
VIROMED	MS	11/1/2019	FEDEF-1D	(530)	(70,047)	(68,216)
WENDEL INVESTISSEMENT	MS	12/12/2018	FEDEF-1D	(1,350)	(221,693)	(30,395)
WFM INC	MS	10/15/2018	FEDEF-1D	(5,774)	(24,705)	(14,517)
WHA CORPORATIO-F	MS	10/10/2019	FEDEF-1D	(890,613)	(104,291)	(15,632)
WOORI TECH INV	MS	11/1/2019	FEDEF-1D	(10,516)	(33,739)	(28,169)
YD ONLINE CORP	MS	11/1/2019	FEDEF-1D	(9,115)	(32,922)	(726)
YOWIE GROUP LTD	MS	10/15/2018	FEDEF-1D	(46,115)	(37,943)	31,975
3I GROUP PLC	MS	10/24/2018	LIBOR-1M	64,760	845,820	9,180
A10 NETWORKS INC	MS	8/13/2018	LIBOR-1M	(9,900)	(73,458)	12,771
ABCAM PLC	MS	10/24/2018	LIBOR-1M	53,440	898,409	33,331
ABRAXAS PETE	MS	8/13/2018	LIBOR-1M	46,100	120,782	(10,603)
ACCO BRANDS CORP	MS	8/13/2018	LIBOR-1M	14,700	185,955	(11,760)
ACETO CORP	MS	8/13/2018	LIBOR-1M	(6,200)	(66,836)	(1,426)
ADTRAN INC	MS	8/13/2018	LIBOR-1M	8,900	175,330	(32,129)
ADV ENRGY INDS	MS	8/13/2018	LIBOR-1M	2,400	169,464	1,248
AIR FRANCE	MS	12/12/2018	LIBOR-1M	22,998	301,114	56,806
Aksigorta	MS	6/25/2018	LIBOR-1M	117,268	87,993	36,368
ALLIED MINDS PLC	MS	10/24/2018	LIBOR-1M	(22,759)	(52,392)	452
AMARIN CORP PLC AC	MS	8/13/2018	LIBOR-1M	11,700	50,310	(6,435)
AMER SUPERCOND	MS	8/13/2018	LIBOR-1M	(13,100)	(64,321)	(3,930)
AMPCO PITTSBURGH	MS	8/13/2018	LIBOR-1M	6,000	86,100	(4,500)
AMPHASTAR PHARMACEUTICALS IN	MS	8/13/2018	LIBOR-1M	(5,900)	(105,138)	(4,838)
ANDERSONS INC	MS	8/13/2018	LIBOR-1M	(5,200)	(166,660)	(10,660)
ANWORTH MORTGAGE	MS	8/13/2018	LIBOR-1M	9,100	48,594	(4,368)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
APPLIED GENETIC TECHNOLOGIES	MS	8/13/2018	LIBOR-1M	6,100	$26,230	$3,965
ARATANA THRAPTCS	MS	8/13/2018	LIBOR-1M	(6,100)	(32,025)	3,782
ARBONIA AG	MS	10/24/2018	LIBOR-1M	(1,220)	(21,975)	198
ARBOR REALTY	MS	8/13/2018	LIBOR-1M	18,300	157,014	(7,869)
ARC DOCUMENT SOLUTIONS	MS	8/13/2018	LIBOR-1M	13,300	34,181	(1,995)
ARCHROCK INC	MS	8/13/2018	LIBOR-1M	11,400	119,258	(13,238)
ARENA PHARMA	MS	8/13/2018	LIBOR-1M	2,300	82,271	3,795
ARES COMMERCIAL REAL ESTATE	MS	8/13/2018	LIBOR-1M	6,700	86,631	(1,742)
ARGAN INC	MS	8/13/2018	LIBOR-1M	(2,700)	(121,635)	3,915
ARLINGTON ASSET INVT CORP	MS	8/13/2018	LIBOR-1M	(7,400)	(86,358)	8,658
ARMADA HFLR PR	MS	8/13/2018	LIBOR-1M	(10,200)	(146,574)	(204)
ASHFORD HOSPITALITY TRUST	MS	8/13/2018	LIBOR-1M	13,900	93,964	(4,448)
ASHFORD HSY PRM	MS	8/13/2018	LIBOR-1M	18,800	183,300	(13,724)
ASPEN GROUP INC	MS	8/13/2018	LIBOR-1M	(7,600)	(64,448)	1,824
ASSCATD CPTL GRP	MS	8/13/2018	LIBOR-1M	(900)	(31,410)	225
ASURE SOFTWARE INC	MS	8/13/2018	LIBOR-1M	(9,200)	(134,504)	(5,336)
ATRICURE	MS	8/13/2018	LIBOR-1M	(3,400)	(60,146)	4,692
AUDIOCODES LTD	MS	8/13/2018	LIBOR-1M	26,400	192,192	12,672
AXOVANT SCIENCES	MS	8/13/2018	LIBOR-1M	(10,300)	(25,029)	4,120
BANK OF MARIN BANCORP	MS	8/13/2018	LIBOR-1M	1,300	92,480	(3,170)
BANKFINANCIAL	MS	8/13/2018	LIBOR-1M	(4,300)	(66,134)	(2,150)
BARCLAYS PLC	MS	10/24/2018	LIBOR-1M	(95,800)	(284,014)	12,502
BARNES & NOBLE	MS	8/13/2018	LIBOR-1M	(25,800)	(137,060)	15,800
BASSETT FURN	MS	8/13/2018	LIBOR-1M	3,800	139,080	(10,070)
BBCK&WLCX ENTRPR	MS	8/13/2018	LIBOR-1M	(17,200)	(97,696)	(14,104)
BEAZER HOMES	MS	8/13/2018	LIBOR-1M	11,100	229,770	(23,976)
BEL FUSE CL B	MS	8/13/2018	LIBOR-1M	2,000	49,200	(7,960)
BENEFICIAL BANCORP INC	MS	8/13/2018	LIBOR-1M	(2,700)	(45,225)	1,350
BENEFITFOCUS INC	MS	8/13/2018	LIBOR-1M	(5,300)	(135,150)	1,590
BERKSHIRE HILL	MS	8/13/2018	LIBOR-1M	5,200	198,900	(1,560)
BIG 5 SPORTING	MS	8/13/2018	LIBOR-1M	(14,800)	(93,610)	9,990
BIOCRYST PHARM	MS	8/13/2018	LIBOR-1M	7,700	43,582	(8,932)
BIOTIME INC	MS	8/13/2018	LIBOR-1M	20,300	54,810	4,263
BLUCORA INC	MS	8/13/2018	LIBOR-1M	3,400	78,540	4,420
BLUE CPL REINSUR	MS	8/13/2018	LIBOR-1M	(10,500)	(126,525)	(1,050)
BOBST GRP N	MS	10/24/2018	LIBOR-1M	410	56,628	(2,906)
BOJANGLES INC	MS	8/13/2018	LIBOR-1M	(13,300)	(163,590)	665
BOSTON OMAHA CORP	MS	8/13/2018	LIBOR-1M	(3,500)	(84,490)	12,425
BOSTON PRIVATE FINANCIAL	MS	8/13/2018	LIBOR-1M	6,900	107,985	(1,725)
BRIDGEPOINT EDUCATION INC	MS	8/13/2018	LIBOR-1M	5,700	49,134	(5,073)
BRIGHTCOVE INC	MS	8/13/2018	LIBOR-1M	(10,200)	(71,910)	3,060
BRISTOW GROUP INC	MS	8/13/2018	LIBOR-1M	(5,800)	(91,988)	2,610
BROOKLINE BANCP	MS	8/13/2018	LIBOR-1M	6,100	99,735	(2,135)
BRT APARTMENTS CORP	MS	8/13/2018	LIBOR-1M	3,400	45,343	217
BUILD A BEAR WRK	MS	8/13/2018	LIBOR-1M	(6,400)	(52,160)	(2,880)
CAI INTERNATIONAL INC	MS	8/13/2018	LIBOR-1M	6,300	190,512	(12,474)
CALITHERA BIOSCIENCES INC	MS	8/13/2018	LIBOR-1M	3,600	30,960	(2,160)
CANFOR PULP PRODUCTS INC	MS	11/15/2018	LIBOR-1M	11,440	129,203	5,653
CAP SENR LIVING	MS	8/13/2018	LIBOR-1M	(8,800)	(103,840)	4,576
CAPITAL & COUNTIES PROPERTIE	MS	10/24/2018	LIBOR-1M	(176,100)	(744,871)	8,487
CAPITAL CITY BK	MS	8/13/2018	LIBOR-1M	(3,100)	(72,757)	(3,286)
CAPSTAR FINANCIA	MS	8/13/2018	LIBOR-1M	(8,800)	(185,592)	13,464
CAPSTONE GOLD CORP	MS	11/15/2018	LIBOR-1M	92,921	104,547	240
CARBONITE INC	MS	8/13/2018	LIBOR-1M	(2,100)	(53,994)	1,074
CARDIOVASCULAR SYS INC	MS	8/13/2018	LIBOR-1M	3,200	76,448	2,624

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CARDTRONICS INC	MS	8/13/2018	LIBOR-1M	(6,800)	$(140,420)	$(25,908)
CARE COM INC	MS	8/13/2018	LIBOR-1M	7,400	142,524	(6,808)
Carolina Financial Corporation Common St	MS	8/13/2018	LIBOR-1M	1,600	62,016	3,968
CARROLS HOLDINGS CORP	MS	8/13/2018	LIBOR-1M	(12,700)	(167,640)	9,525
CASELLA WASTE	MS	8/13/2018	LIBOR-1M	(3,800)	(88,046)	(9,158)
CATCHMARK TIMBER	MS	8/13/2018	LIBOR-1M	11,200	146,944	560
CBIZ INC	MS	8/13/2018	LIBOR-1M	8,800	145,640	(440)
CBL & ASSOC	MS	8/13/2018	LIBOR-1M	(28,100)	(158,198)	1,962
CECO ENV CORP	MS	8/13/2018	LIBOR-1M	(17,400)	(91,406)	12,584
CEDAR REALTY TRUST INC	MS	8/13/2018	LIBOR-1M	(18,700)	(102,850)	7,293
CENTRAL ASIA METALS PLC	MS	10/24/2018	LIBOR-1M	57,515	256,622	(12,040)
CENTRL GAR & PET	MS	8/13/2018	LIBOR-1M	5,700	205,029	9,975
CENTURY BNCP A	MS	8/13/2018	LIBOR-1M	2,000	160,800	(260)
CENTURY CASINO	MS	8/13/2018	LIBOR-1M	11,400	110,238	(5,928)
CENTURY COMMUNITIES INC	MS	8/13/2018	LIBOR-1M	3,800	132,620	(12,540)
CERUS CORP	MS	8/13/2018	LIBOR-1M	(12,700)	(53,975)	(2,286)
CHANGYOU.COM LTD-ADR	MS	8/13/2018	LIBOR-1M	4,800	175,440	(27,744)
CHANNELADVISOR CORP	MS	8/13/2018	LIBOR-1M	5,000	45,750	(250)
CHARTER FIN CP	MS	8/13/2018	LIBOR-1M	7,100	131,279	5,254
CHINA YUCHAI	MS	8/13/2018	LIBOR-1M	2,200	55,638	2,662
CHIPMOS TECHNOLOGIES INC - ADR	MS	8/13/2018	LIBOR-1M	(7,484)	(131,852)	(3,907)
CHUYS HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(6,700)	(193,630)	16,080
CIDARA THERAPEU	MS	8/13/2018	LIBOR-1M	(4,900)	(36,138)	1,103
CIRCOR INTL WI	MS	8/13/2018	LIBOR-1M	(2,100)	(107,100)	(4,242)
CITI TRENDS INC	MS	8/13/2018	LIBOR-1M	5,200	132,964	(10,712)
CITIZENS & NORTH	MS	8/13/2018	LIBOR-1M	(3,700)	(89,466)	407
CITY HOLDING	MS	8/13/2018	LIBOR-1M	(1,100)	(74,822)	(858)
CITY OFFICE REIT	MS	8/13/2018	LIBOR-1M	(4,600)	(54,510)	782
CIVISTA BANCSHARES INC	MS	8/13/2018	LIBOR-1M	(4,300)	(94,772)	(688)
CLEARFIELD INC	MS	8/13/2018	LIBOR-1M	(5,900)	(72,275)	(4,130)
CLEARSIDE BIOMEDICAL INC	MS	8/13/2018	LIBOR-1M	(5,200)	(32,864)	(936)
CLEARWATER PAPER	MS	8/13/2018	LIBOR-1M	1,200	60,360	(3,900)
CLINIGEN GROUP PLC	MS	10/24/2018	LIBOR-1M	5,305	82,224	344
CMC MARKETS PLC	MS	12/12/2018	LIBOR-1M	55,725	122,703	3,267
COBHAM PLC	MS	10/24/2018	LIBOR-1M	(215,807)	(404,241)	4,269
COGECO INC	MS	11/15/2018	LIBOR-1M	447	30,331	(2,580)
COHU INC	MS	8/13/2018	LIBOR-1M	4,700	109,134	(2,115)
COLUMBUS MCKIN	MS	8/13/2018	LIBOR-1M	2,100	90,300	(4,305)
COMMERCIAL VHCLE	MS	8/13/2018	LIBOR-1M	17,700	196,116	22,833
COMMUNITY BANKERS TRUST	MS	8/13/2018	LIBOR-1M	(10,800)	(88,020)	(1,080)
COMMUNITY TST	MS	8/13/2018	LIBOR-1M	(3,300)	(160,875)	4,785
COMPUTACENTER PLC	MS	12/12/2018	LIBOR-1M	7,833	103,021	23,330
CONA RESOURCES LTD	MS	11/15/2018	LIBOR-1M	28,918	51,067	(3,911)
CONNECTONE BANC	MS	8/13/2018	LIBOR-1M	(7,700)	(212,905)	(12,128)
CONNS INC	MS	8/13/2018	LIBOR-1M	5,200	186,420	(13,260)
CONTROL4 CORP	MS	8/13/2018	LIBOR-1M	3,000	92,610	(11,280)
CORE MOLDING TECH	MS	8/13/2018	LIBOR-1M	6,100	128,466	(1,586)
COSAN LTD -CL A	MS	8/13/2018	LIBOR-1M	12,900	133,644	14,190
COSMO PHARMACEUTICALS NV	MS	10/24/2018	LIBOR-1M	(1,535)	(233,915)	5,421
COSTAMARE INC	MS	8/13/2018	LIBOR-1M	(11,300)	(70,286)	(4,520)
COVENANT TRANSPORTATION GRP	MS	8/13/2018	LIBOR-1M	2,000	57,280	1,380
COWEN INC	MS	8/13/2018	LIBOR-1M	(3,300)	(45,012)	2,277
CRA INTL INC	MS	8/13/2018	LIBOR-1M	5,200	252,980	(11,544)
CRAFT BREW ALLIANCE INC	MS	8/13/2018	LIBOR-1M	(5,100)	(100,980)	2,295
CYBEROPTICS CP	MS	8/13/2018	LIBOR-1M	(10,700)	(168,525)	5,350
DAKTRONICS INC	MS	8/13/2018	LIBOR-1M	8,200	77,080	(1,148)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
DAQO NEW ENERGY CORP	MS	8/13/2018	LIBOR-1M	3,300	$211,200	$(31,548)
DASEKE INC	MS	8/13/2018	LIBOR-1M	(11,100)	(150,738)	888
DEPOMED INC	MS	8/13/2018	LIBOR-1M	5,700	44,352	(2,457)
DIME COMMUNITY BANCSHARES	MS	8/13/2018	LIBOR-1M	3,800	83,410	(11,210)
DINEEQUITY INC	MS	8/13/2018	LIBOR-1M	(3,600)	(180,684)	(18,684)
DOMINO’S PIZZA GROUP PLC	MS	10/24/2018	LIBOR-1M	(6,263)	(31,374)	2,188
DONNELLEY FINANCIAL SOLU	MS	8/13/2018	LIBOR-1M	(9,000)	(178,110)	(14,940)
DORIAN LPG LTD	MS	8/13/2018	LIBOR-1M	(421)	(3,229)	13
DRAX GROUP PLC	MS	10/24/2018	LIBOR-1M	20,300	80,513	(5,698)
DXP ENTERPRISES	MS	8/13/2018	LIBOR-1M	2,400	78,168	3,936
DYNEX CAPITAL	MS	8/13/2018	LIBOR-1M	18,500	129,685	(9,435)
EAGLE BULK SHIPPING INC	MS	8/13/2018	LIBOR-1M	(13,700)	(69,569)	4,631
ECHO GLOBAL LOGISTICS INC	MS	8/13/2018	LIBOR-1M	(6,200)	(175,150)	(5,890)
EL POLLO LOCO HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(6,800)	(71,400)	3,060
ELINGTN RESL MTG	MS	8/13/2018	LIBOR-1M	5,400	63,612	(5,238)
EMCORE CORP	MS	8/13/2018	LIBOR-1M	(7,000)	(48,300)	1,050
EMPIRE CO CL A	MS	11/15/2018	LIBOR-1M	19,600	349,112	31,114
ENDOLOGIX INC	MS	8/13/2018	LIBOR-1M	(20,900)	(95,931)	9,405
ENTERPRISE FINANCIAL SERVICES CORP	MS	8/13/2018	LIBOR-1M	3,500	164,675	5,600
ENZO BIOCHEM INC	MS	8/13/2018	LIBOR-1M	14,700	117,894	(9,702)
EQUITY BANCSHARES INC - CL A	MS	8/13/2018	LIBOR-1M	(3,700)	(132,016)	(1,221)
ETHAN ALLEN	MS	8/13/2018	LIBOR-1M	(3,600)	(97,920)	8,460
EVERBRIDGE INC	MS	8/13/2018	LIBOR-1M	(4,600)	(142,458)	(6,030)
EVERTEC GROUP LLC	MS	8/13/2018	LIBOR-1M	(9,100)	(129,220)	(13,195)
EVOLENT HEALTH A	MS	8/13/2018	LIBOR-1M	(5,000)	(69,750)	(750)
EVRAZ PLC	MS	10/24/2018	LIBOR-1M	75,183	421,385	(25,258)
EXTREME NETWORKS	MS	8/13/2018	LIBOR-1M	12,600	165,816	23,562
EZCORP INC A	MS	8/13/2018	LIBOR-1M	8,500	102,850	(2,550)
FARMER BROS CO	MS	8/13/2018	LIBOR-1M	(5,900)	(187,915)	1,475
FARMERS CAP BK	MS	8/13/2018	LIBOR-1M	(1,100)	(42,900)	(330)
FARMERS NAT BNCP	MS	8/13/2018	LIBOR-1M	8,300	131,140	(9,960)
FED AGRIC MTG CORP-CL C	MS	8/13/2018	LIBOR-1M	2,100	167,328	1,197
FEDERAL SIGNAL	MS	8/13/2018	LIBOR-1M	3,000	59,070	1,950
FIDELITY SOUTHERN CORP	MS	8/13/2018	LIBOR-1M	(3,200)	(71,648)	(5,024)
FIESTA RSTRN GRP	MS	8/13/2018	LIBOR-1M	(7,700)	(148,610)	770
FINISH LINE A	MS	8/13/2018	LIBOR-1M	7,400	100,840	(16,998)
FIRST BUSI FINCL	MS	8/13/2018	LIBOR-1M	(2,600)	(59,072)	(4,550)
FIRST DEFIANCE	MS	8/13/2018	LIBOR-1M	2,600	140,400	4,056
FIRST FNL NW INC	MS	8/13/2018	LIBOR-1M	5,400	89,208	(3,132)
First Foundation Inc. Common Stock	MS	8/13/2018	LIBOR-1M	6,400	121,216	3,264
FIRST INTERNET BANCORP	MS	8/13/2018	LIBOR-1M	2,900	117,885	(9,280)
FIRST L I CORP	MS	8/13/2018	LIBOR-1M	4,400	124,520	(880)
FIRST REP BANCP	MS	8/13/2018	LIBOR-1M	(23,200)	(199,520)	(5,800)
FLEXION THERAPEUTICS INC	MS	8/13/2018	LIBOR-1M	(2,300)	(59,317)	7,360
FOGO DE CHAO INC	MS	8/13/2018	LIBOR-1M	6,300	86,940	(5,040)
FOUNDATION BUILDING MATERIALS, INC.	MS	8/13/2018	LIBOR-1M	(9,900)	(153,549)	6,732
FRESNILLO PLC	MS	10/24/2018	LIBOR-1M	(20,640)	(403,858)	10,641
FRST CNT BNCP	MS	8/13/2018	LIBOR-1M	4,600	123,510	(7,820)
FS BANCORP	MS	8/13/2018	LIBOR-1M	1,700	93,976	3,519
FST BUSEY CORP	MS	8/13/2018	LIBOR-1M	5,266	169,723	(5,529)
FST MERCHANTS	MS	8/13/2018	LIBOR-1M	4,900	215,061	(3,577)
FST MID-ILL BNC	MS	8/13/2018	LIBOR-1M	(1,100)	(42,779)	429
FTD COMPANIES IN	MS	8/13/2018	LIBOR-1M	(9,200)	(72,220)	18,308
FutureFuel Corp Common shares	MS	8/13/2018	LIBOR-1M	9,900	141,966	(9,306)
GAIA INC	MS	8/13/2018	LIBOR-1M	(8,500)	(101,319)	(257)
GAMCO INVESTORS INC	MS	8/13/2018	LIBOR-1M	(3,800)	(112,556)	532

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
GAMES WORKSHOP GROUP PLC	MS	10/24/2018	LIBOR-1M	3,987	$139,876	$(7,347)
GENMARK DIAGNOSTICS INC	MS	8/13/2018	LIBOR-1M	(10,500)	(50,085)	(7,035)
GLADSTONE LAND CORP	MS	8/13/2018	LIBOR-1M	(5,500)	(73,120)	3,105
GLOBAL EAGLE ENTERTAINMENT	MS	8/13/2018	LIBOR-1M	(15,200)	(32,680)	(11,248)
GRAHAM CORP	MS	8/13/2018	LIBOR-1M	4,800	108,432	(5,712)
GRAY TELEVISION INC	MS	8/13/2018	LIBOR-1M	9,800	169,050	(8,820)
GREENHILL	MS	8/13/2018	LIBOR-1M	(5,100)	(94,860)	255
GREENLIGHT CAPITAL RE LTD	MS	8/13/2018	LIBOR-1M	(5,000)	(102,250)	1,000
GSI TECHNOLOGY INC	MS	8/13/2018	LIBOR-1M	(8,900)	(70,666)	(801)
HABIT RESTAURANTS INC/THE	MS	8/13/2018	LIBOR-1M	(8,800)	(79,640)	2,640
HALCON RES CORP	MS	8/13/2018	LIBOR-1M	(6,000)	(47,580)	(360)
HANMI FINANCIAL	MS	8/13/2018	LIBOR-1M	1,600	50,240	160
HARBORONE BANCORP INC	MS	8/13/2018	LIBOR-1M	(8,100)	(158,679)	9,153
HARDINGE INC	MS	8/13/2018	LIBOR-1M	8,200	152,438	2,214
HARMONIC	MS	8/13/2018	LIBOR-1M	(23,600)	(90,860)	4,720
HAYNES INTL	MS	8/13/2018	LIBOR-1M	(2,700)	(93,636)	(3,024)
HERITAGE COMRCE	MS	8/13/2018	LIBOR-1M	2,800	46,860	(2,032)
HERSHA HOSP	MS	8/13/2018	LIBOR-1M	(2,500)	(45,675)	(700)
HIBBETT SPORTS INC	MS	8/13/2018	LIBOR-1M	5,500	136,125	(11,825)
HOME BANCSHARES INC/CONWAY A	MS	8/13/2018	LIBOR-1M	(2,820)	(68,357)	649
HORIZON BNCP IND	MS	8/13/2018	LIBOR-1M	5,300	149,884	11,501
HORIZON GBL CORP	MS	8/13/2018	LIBOR-1M	(9,300)	(121,644)	43,059
HOWARD BANCORP	MS	8/13/2018	LIBOR-1M	(7,400)	(167,610)	12,210
HSBC HOLDINGS PLC	MS	10/24/2018	LIBOR-1M	(81,900)	(910,752)	38,775
HUDSON TECH	MS	8/13/2018	LIBOR-1M	(26,400)	(166,056)	264
HURCO COS	MS	8/13/2018	LIBOR-1M	1,000	49,160	(4,010)
HURON CONSULTING	MS	8/13/2018	LIBOR-1M	(2,800)	(112,560)	140
HUTTIG BUILDING PROD	MS	8/13/2018	LIBOR-1M	(17,000)	(115,600)	(4,420)
IMMERSION CORP	MS	8/13/2018	LIBOR-1M	(15,200)	(110,808)	(46,968)
INDEPENDENCE REALTY TRUST IN	MS	8/13/2018	LIBOR-1M	(18,600)	(180,792)	9,858
INDEPENDENT BANK GROUP INC	MS	8/13/2018	LIBOR-1M	2,900	209,670	(1,595)
INDIVIOR PLC	MS	10/24/2018	LIBOR-1M	18,118	106,196	(2,774)
INFINERA CORP	MS	8/13/2018	LIBOR-1M	(11,900)	(80,206)	3,213
INGLES CL A	MS	8/13/2018	LIBOR-1M	2,700	93,295	(2,575)
INNERWORKINGS INC	MS	8/13/2018	LIBOR-1M	11,900	120,428	(1,309)
INSTEEL INDUSTRIES INC	MS	8/13/2018	LIBOR-1M	(5,900)	(171,690)	(13,157)
INSTRUCTURE INC	MS	8/13/2018	LIBOR-1M	(3,700)	(125,430)	(7,400)
INTERNATIONAL SEAWAYS INC	MS	8/13/2018	LIBOR-1M	(2,300)	(42,297)	3,910
INTERSECT ENT INC	MS	8/13/2018	LIBOR-1M	3,600	124,740	9,720
INVACARE INC	MS	8/13/2018	LIBOR-1M	(6,500)	(104,975)	(14,625)
INVEST TECH GRP	MS	8/13/2018	LIBOR-1M	(5,300)	(108,968)	(4,240)
INVUITY INC	MS	8/13/2018	LIBOR-1M	(5,000)	(28,750)	2,750
ITERIS INC	MS	8/13/2018	LIBOR-1M	(11,200)	(84,403)	8,691
JACKPOTJOY PLC	MS	10/24/2018	LIBOR-1M	23,295	277,374	(9,906)
JERNIGAN CAPITAL INC	MS	8/13/2018	LIBOR-1M	(2,500)	(45,777)	1,427
JOHNSON OUTDOORS INC	MS	8/13/2018	LIBOR-1M	1,700	107,032	(4,573)
JUST ENERGY GROUP INC	MS	8/13/2018	LIBOR-1M	(25,800)	(103,716)	(6,192)
K12 INC	MS	8/13/2018	LIBOR-1M	3,800	62,320	3,610
K2M GROUP HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(7,000)	(141,680)	(5,810)
KADANT	MS	8/13/2018	LIBOR-1M	1,100	107,250	3,256
KEARNY FINANCIAL	MS	8/13/2018	LIBOR-1M	(5,519)	(78,646)	2,484
KIMBALL ELECTRONICS INC	MS	8/13/2018	LIBOR-1M	8,900	169,990	(5,340)
KIMBALL INTL B	MS	8/13/2018	LIBOR-1M	9,500	183,730	(7,315)
KINSALE CAPITAL GROUP INC	MS	8/13/2018	LIBOR-1M	(2,400)	(105,576)	(8,952)
KIRKLANDS INC	MS	8/13/2018	LIBOR-1M	15,100	183,918	(23,707)
KLONDEX MINES	MS	8/13/2018	LIBOR-1M	(16,100)	(33,649)	(1,771)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
KOPIN CORP	MS	8/13/2018	LIBOR-1M	(11,700)	$(38,493)	$(351)
KOPPERS HOLDINGS INC	MS	8/13/2018	LIBOR-1M	4,300	211,345	(14,405)
KORNIT DIGITAL LTD	MS	8/13/2018	LIBOR-1M	(9,600)	(144,960)	1,440
KRATON CORP	MS	8/13/2018	LIBOR-1M	1,700	89,658	(4,216)
L.B. FOSTER	MS	8/13/2018	LIBOR-1M	7,600	196,460	9,880
LA JOLLA PHARMACEUTICAL COMPANY NEW COMM	MS	8/13/2018	LIBOR-1M	(1,200)	(35,520)	(5,592)
LAFARGEHOLCIM LTD	MS	10/24/2018	LIBOR-1M	(2,910)	(186,288)	8,144
LANTHEUS HOLDINGS INC	MS	8/13/2018	LIBOR-1M	4,600	108,790	(2,990)
LEMAITRE VASCULAR INC	MS	8/13/2018	LIBOR-1M	(3,700)	(113,664)	(15,096)
LIFETIME BRANDS INC	MS	8/13/2018	LIBOR-1M	4,800	86,160	(2,196)
LIMELIGHT NETWORKS INC	MS	8/13/2018	LIBOR-1M	36,400	160,160	(728)
LINDBLAD EXPEDITIONS HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(12,300)	(120,048)	6,027
LIVE OAK BANCSHA	MS	8/13/2018	LIBOR-1M	(6,908)	(169,246)	(16,579)
LIVEPERSON INC	MS	8/13/2018	LIBOR-1M	9,100	111,475	(2,730)
LSC COMMUNICATIONS INC	MS	8/13/2018	LIBOR-1M	(4,000)	(56,600)	1,880
M T S SYSTEMS	MS	8/13/2018	LIBOR-1M	(2,900)	(152,395)	2,030
M/I HOMES INC	MS	8/13/2018	LIBOR-1M	6,600	242,088	(28,644)
MAG SILVER CORP	MS	8/13/2018	LIBOR-1M	(10,800)	(133,812)	18,036
MAIDEN HLDGS LTD	MS	8/13/2018	LIBOR-1M	(18,000)	(136,800)	9,900
MAKEMYTRIP LTD	MS	8/13/2018	LIBOR-1M	(2,700)	(85,995)	3,375
Malvern Bancorp, Inc. Common Stock	MS	8/13/2018	LIBOR-1M	2,300	58,995	(4,025)
MARCUS CP	MS	8/13/2018	LIBOR-1M	(2,200)	(58,630)	1,430
MATRIX SERVICE	MS	8/13/2018	LIBOR-1M	2,900	58,000	(6,090)
MBT FINL CORP	MS	8/13/2018	LIBOR-1M	(5,400)	(56,700)	(4,050)
MCDERMOTT INTL	MS	8/13/2018	LIBOR-1M	12,100	93,170	13,068
MED FACILS UN	MS	11/15/2018	LIBOR-1M	10,600	131,968	939
MEDICLINIC INTERNATIONAL PLC	MS	10/24/2018	LIBOR-1M	(50,400)	(435,510)	8,859
MELROSE INDUSTRIES PLC	MS	10/24/2018	LIBOR-1M	(109,000)	(355,058)	5,557
MERCER INTL	MS	8/13/2018	LIBOR-1M	8,600	123,625	2,795
MERIDIAN BANCORP INC	MS	8/13/2018	LIBOR-1M	8,100	173,340	(7,695)
MESA LAB	MS	8/13/2018	LIBOR-1M	(1,600)	(213,904)	(12,512)
METRO BANK PLC	MS	10/24/2018	LIBOR-1M	(3,650)	(189,260)	1,667
MIDLAND STATES BANCORP INC	MS	8/13/2018	LIBOR-1M	(4,000)	(134,200)	5,840
MIDSOUTH	MS	8/13/2018	LIBOR-1M	(11,600)	(168,780)	4,640
MIDSTATES PETROLEUM CO INC	MS	8/13/2018	LIBOR-1M	(5,200)	(92,352)	7,020
MODEL N INC	MS	8/13/2018	LIBOR-1M	(8,900)	(138,395)	5,340
MODINE MANUFACTURING	MS	8/13/2018	LIBOR-1M	7,200	156,600	11,520
MONARCH CASINO	MS	8/13/2018	LIBOR-1M	1,700	77,061	391
MONEYGRAM INTL	MS	8/13/2018	LIBOR-1M	(10,700)	(129,684)	428
MONOTYPE IMAGING HOLDING INC	MS	8/13/2018	LIBOR-1M	(7,800)	(192,660)	5,850
MOTORCA PARTS OF AMERICA, INC	MS	8/13/2018	LIBOR-1M	(4,600)	(127,301)	2,089
MOVADO GROUP	MS	8/13/2018	LIBOR-1M	2,100	68,145	(3,885)
MTGE INVESTMENT CROP	MS	8/13/2018	LIBOR-1M	7,254	133,111	(9,793)
MULTI-COLOR CP	MS	8/13/2018	LIBOR-1M	(1,200)	(91,860)	(1,140)
NANOMETRICS	MS	8/13/2018	LIBOR-1M	(1,400)	(35,294)	616
NANOSTRG TECHNS	MS	8/13/2018	LIBOR-1M	(14,400)	(117,936)	9,648
NATIONAL BAK HLD	MS	8/13/2018	LIBOR-1M	(2,800)	(92,764)	(308)
NATIONAL CINEMEDIA INC	MS	8/13/2018	LIBOR-1M	(18,200)	(112,658)	(9,282)
NATURAL GROCERS BY VITAMIN COTTAGE INC	MS	8/13/2018	LIBOR-1M	(13,300)	(108,395)	(5,985)
NCS MULTISTAGE HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(4,500)	(81,170)	7,640
NETSHOES CAYMAN LTD	MS	8/13/2018	LIBOR-1M	(10,900)	(98,972)	8,066
NEXPOINT RESIDENTIAL	MS	8/13/2018	LIBOR-1M	5,100	140,913	(5,712)
NORTH AMR ENERGY	MS	11/15/2018	LIBOR-1M	5,550	23,656	3,135
NOVA MEASURING	MS	8/13/2018	LIBOR-1M	4,700	125,537	1,927
NOVANTA INC	MS	8/13/2018	LIBOR-1M	3,100	165,850	13,640
NOVELION THERAPEUTICS INC	MS	8/13/2018	LIBOR-1M	(11,100)	(45,288)	(12,543)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
NUVECTRA CORP	MS	8/13/2018	LIBOR-1M	(6,000)	$(58,740)	$10,020
OCADO GROUP PLC	MS	10/24/2018	LIBOR-1M	(10,518)	(78,512)	3,429
OCEAN FINCL CP	MS	8/13/2018	LIBOR-1M	(4,000)	(111,040)	5,240
OLD POINT FINL	MS	8/13/2018	LIBOR-1M	(2,200)	(62,194)	(2,354)
OLD SECOND BNCP	MS	8/13/2018	LIBOR-1M	9,200	137,434	(2,102)
OMNOVA SOLUTIONS	MS	8/13/2018	LIBOR-1M	10,900	115,540	4,360
OPUS BANK	MS	8/13/2018	LIBOR-1M	(8,000)	(228,400)	10,800
ORBCOMM CORP	MS	8/13/2018	LIBOR-1M	(8,100)	(83,835)	(9,234)
ORBOTECH	MS	8/13/2018	LIBOR-1M	1,100	55,539	3,047
ORITANI FINANCIAL CORP	MS	8/13/2018	LIBOR-1M	5,000	83,500	-
OXFORD IMMUNOTEC	MS	8/13/2018	LIBOR-1M	(5,100)	(58,701)	(510)
PAC MERCANTL BK	MS	8/13/2018	LIBOR-1M	(9,500)	(83,125)	950
PACIFIC BIOSCIENCES OF CALIFORNIA	MS	8/13/2018	LIBOR-1M	(14,100)	(37,083)	(2,961)
PACIFIC ETHANOL	MS	8/13/2018	LIBOR-1M	15,900	74,730	(7,950)
PANALPINA WELT	MS	10/24/2018	LIBOR-1M	(1,084)	(183,480)	4,387
PARATEK PHARMACEUTICALS INC	MS	8/13/2018	LIBOR-1M	(3,000)	(54,450)	8,700
PARK CITY GROUP INC	MS	8/13/2018	LIBOR-1M	(3,700)	(36,445)	4,440
PARK ELECTROCHEM	MS	8/13/2018	LIBOR-1M	(8,200)	(174,004)	(1,476)
PATRICK INDS	MS	8/13/2018	LIBOR-1M	3,300	225,225	(13,860)
PC CONNECTION	MS	8/13/2018	LIBOR-1M	4,500	121,320	(3,420)
PCM	MS	8/13/2018	LIBOR-1M	(6,200)	(54,771)	(100)
PDF SOLUTIONS	MS	8/13/2018	LIBOR-1M	(10,200)	(159,834)	20,298
PDL BIOPHARMA	MS	8/13/2018	LIBOR-1M	23,600	66,788	(1,652)
PEAPACK GLADSTON	MS	8/13/2018	LIBOR-1M	4,800	175,296	(4,800)
PENNSYLVANIA INV	MS	8/13/2018	LIBOR-1M	(9,100)	(106,379)	4,823
PENNYMAC FINANCIAL SERVICE	MS	8/13/2018	LIBOR-1M	5,300	120,575	(2,915)
PERCEPTRON INC	MS	8/13/2018	LIBOR-1M	10,900	115,540	(1,962)
PERRY ELLIS	MS	8/13/2018	LIBOR-1M	5,800	148,190	(9,106)
PFSWEB INC	MS	8/13/2018	LIBOR-1M	(10,400)	(77,376)	624
PGT INC	MS	8/13/2018	LIBOR-1M	3,300	56,265	(3,630)
PHH	MS	8/13/2018	LIBOR-1M	(16,100)	(163,576)	19,159
PHOENIX GROUP HOLDINGS	MS	10/24/2018	LIBOR-1M	(21,900)	(246,087)	8,917
PIONEER ENERGY SERVICES CORPORATION	MS	8/13/2018	LIBOR-1M	12,000	45,553	(6,553)
PIPER JAFFRAY CO	MS	8/13/2018	LIBOR-1M	2,100	190,785	3,045
PIXELWORKS INC	MS	8/13/2018	LIBOR-1M	26,400	182,952	(22,176)
PLUS500 LTD	MS	10/24/2018	LIBOR-1M	47,012	708,525	41,836
PLY GEM HOLDINGS INC	MS	8/13/2018	LIBOR-1M	5,000	90,000	17,250
POINTER TELOCATION LTD	MS	8/13/2018	LIBOR-1M	(5,000)	(91,324)	(3,051)
PORTOBELLO ON-U	MS	12/13/2018	LIBOR-1M	62,254	103,718	5,832
PREFERRED BK LA	MS	8/13/2018	LIBOR-1M	3,400	214,880	4,148
PRGX GLOBAL INC	MS	8/13/2018	LIBOR-1M	5,400	42,390	(1,350)
PRO HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(5,100)	(136,476)	(11,628)
PROVIDENCE SVC	MS	8/13/2018	LIBOR-1M	1,100	70,594	169
PRUDENTIAL BANCORP INC	MS	8/13/2018	LIBOR-1M	(2,900)	(51,127)	928
PURPLEBRICKS GROUP PLC	MS	10/24/2018	LIBOR-1M	(77,415)	(462,207)	(75,279)
PZENA INVESTMENTS MANAGEMENT INC CLASS A	MS	8/13/2018	LIBOR-1M	4,400	50,776	4,268
QUANTENNA COMMUNICATIONS INC	MS	8/13/2018	LIBOR-1M	(14,300)	(186,758)	(10,010)
QUINSTREET INC	MS	8/13/2018	LIBOR-1M	7,900	72,206	1,501
QUOTIENT LTD	MS	8/13/2018	LIBOR-1M	(14,200)	(57,510)	16,117
RADNET INC	MS	8/13/2018	LIBOR-1M	6,800	72,420	(3,400)
RAVEN INDS	MS	8/13/2018	LIBOR-1M	5,600	203,000	12,880
RAYONR ADV MTRL	MS	8/13/2018	LIBOR-1M	8,400	169,092	(10,164)
RCI HOSPITALITY HOLDINGS INC	MS	8/13/2018	LIBOR-1M	6,999	208,290	(2,660)
RCM TECH INC	MS	8/13/2018	LIBOR-1M	7,500	48,582	(1,107)
RECKITT BENCKISER GROUP PLC	MS	10/24/2018	LIBOR-1M	(2,900)	(283,313)	3,659
REIS INC	MS	8/13/2018	LIBOR-1M	(4,000)	(79,200)	(3,800)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
RENEWABLE ENERGY GROUP INC	MS	8/13/2018	LIBOR-1M	9,000	$101,700	$(5,400)
RESOLUTE FOREST PRODUCTS	MS	8/13/2018	LIBOR-1M	9,900	114,840	(990)
RING ENERGY INC	MS	8/13/2018	LIBOR-1M	(2,900)	(42,050)	2,030
RIVERVIEW	MS	8/13/2018	LIBOR-1M	8,700	76,821	6,525
ROCKY SHOES	MS	8/13/2018	LIBOR-1M	7,600	150,860	(20,140)
ROYAL BANK OF SCOTLAND GROUP	MS	10/24/2018	LIBOR-1M	(110,000)	(463,408)	14,812
RTI SURGICAL INC	MS	8/13/2018	LIBOR-1M	10,400	47,320	(520)
RUDOLPH TECHNOLOGIES INC	MS	8/13/2018	LIBOR-1M	5,500	133,100	11,000
RUTH’S HOSPITALITY GROUP INC	MS	8/13/2018	LIBOR-1M	6,900	152,145	11,385
SAFEGUARD SCIEN	MS	8/13/2018	LIBOR-1M	(9,100)	(101,010)	(12,740)
SANFILIPP & SON	MS	8/13/2018	LIBOR-1M	(3,400)	(210,970)	(1,938)
SCHNITZER STEEL	MS	8/13/2018	LIBOR-1M	3,300	121,183	(8,323)
SCHULMAN A	MS	8/13/2018	LIBOR-1M	1,500	59,850	(1,043)
SEACHANGE INTL	MS	8/13/2018	LIBOR-1M	23,200	84,307	(7,051)
SEACOR HLDGS	MS	8/13/2018	LIBOR-1M	(1,900)	(91,865)	3,363
SELECTA BIOSCIENCES INC	MS	8/13/2018	LIBOR-1M	(4,300)	(38,614)	(688)
SHILOH INDS	MS	8/13/2018	LIBOR-1M	3,700	28,860	(1,295)
SIEGFRIED N	MS	10/24/2018	LIBOR-1M	2,450	882,800	(5,263)
SIERRA BANCORP	MS	8/13/2018	LIBOR-1M	5,500	151,470	0
SIRIUS MINERALS PLC	MS	10/24/2018	LIBOR-1M	(893,886)	(285,601)	(12,924)
SMART & FINAL	MS	8/13/2018	LIBOR-1M	(15,200)	(128,440)	(14,440)
SMART METERING SYSTEMS PLC	MS	10/24/2018	LIBOR-1M	(28,986)	(322,127)	12,737
SODASTREAM INTERNATIONAL LTD	MS	8/13/2018	LIBOR-1M	2,300	168,038	12,811
SOLAREDGE TECHNOLOGIES INC	MS	8/13/2018	LIBOR-1M	3,100	116,250	(4,960)
SOLARIS OILFIELD INFRAST-	MS	8/13/2018	LIBOR-1M	4,400	98,604	(15,576)
SOUND ENERGY PLC	MS	10/24/2018	LIBOR-1M	(57,885)	(42,831)	3,298
SOUTERN NAT BANC	MS	8/13/2018	LIBOR-1M	(4,200)	(68,754)	(84)
SPARTAN MOTRS	MS	8/13/2018	LIBOR-1M	5,200	77,220	(7,540)
SPARTANNASH CO	MS	8/13/2018	LIBOR-1M	(2,800)	(69,020)	784
SPECTRUM PHARMACEUTICALS INC	MS	8/13/2018	LIBOR-1M	6,800	131,240	15,232
SPEEDY HIRE PLC	MS	12/12/2018	LIBOR-1M	83,379	60,006	4,874
SPORTSMANS WAREHOUSE HOLDIN	MS	8/13/2018	LIBOR-1M	(19,600)	(103,292)	3,920
SPROTT INC	MS	11/15/2018	LIBOR-1M	26,400	46,264	15,421
SPS COMMERCE INC	MS	8/13/2018	LIBOR-1M	(1,800)	(88,974)	(5,706)
SSP GROUP PLC	MS	10/24/2018	LIBOR-1M	5,000	43,959	(761)
STARTEK INC	MS	8/13/2018	LIBOR-1M	(14,200)	(142,000)	(35,500)
STD MOTOR PRODS	MS	8/13/2018	LIBOR-1M	(1,900)	(87,552)	(3,458)
STERLING CONSTRUCTION COMPANY INC	MS	8/13/2018	LIBOR-1M	5,400	85,428	(10,098)
STOCK SPIRITS GROUP PLC	MS	10/24/2018	LIBOR-1M	11,207	48,849	(556)
STONERIDGE	MS	8/13/2018	LIBOR-1M	6,600	159,522	1,122
STRATTEC SEC	MS	8/13/2018	LIBOR-1M	(1,300)	(58,305)	8,190
SUMMIT FINL GRP INC	MS	8/13/2018	LIBOR-1M	(4,400)	(117,216)	4,136
SUNOPTA, INC	MS	8/13/2018	LIBOR-1M	(6,600)	(52,470)	3,630
SUPER MICRO COMPUTER INC	MS	8/13/2018	LIBOR-1M	(3,500)	(74,550)	(5,338)
SUPERVALU INC	MS	8/13/2018	LIBOR-1M	(5,268)	(89,240)	5,795
SURGERY PARTNERS INC	MS	8/13/2018	LIBOR-1M	(10,200)	(140,760)	(17,850)
SYKES ENTERPRIS	MS	8/13/2018	LIBOR-1M	2,100	65,940	(798)
TAILORED BRANDS INC	MS	8/13/2018	LIBOR-1M	4,200	92,484	9,114
TARENA INTERNATIONAL INC	MS	8/13/2018	LIBOR-1M	(8,200)	(119,411)	9,695
TAYLOR WIMPEY PLC	MS	10/24/2018	LIBOR-1M	50,900	140,658	(3,139)
TEAM INC	MS	8/13/2018	LIBOR-1M	(13,200)	(211,860)	(12,540)
TEJON RANCH CO	MS	8/13/2018	LIBOR-1M	(4,610)	(94,228)	(6,316)
TELIGENT INC	MS	8/13/2018	LIBOR-1M	(8,700)	(33,060)	6,525
THE RUBICON PROJECT INC	MS	8/13/2018	LIBOR-1M	(12,000)	(26,400)	3,360
TILLY’S INC A SHARES	MS	8/13/2018	LIBOR-1M	7,600	111,188	2,204

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
TIMKENSTEEL CORP WHEN ISSUED	MS	8/13/2018	LIBOR-1M	(6,000)	$(102,660)	$5,520
TITAN INTERNATIONAL INC	MS	8/13/2018	LIBOR-1M	3,600	49,032	(1,116)
TITAN MACHINERY INC	MS	8/13/2018	LIBOR-1M	7,400	175,021	(15,995)
TIVITY HEALTH INC	MS	8/13/2018	LIBOR-1M	1,500	55,950	2,175
TRANSAT AT B	MS	11/15/2018	LIBOR-1M	14,900	119,363	12,158
TRAVIS PERKINS PLC	MS	10/24/2018	LIBOR-1M	(21,710)	(455,762)	6,309
TRECORA RESOURCES	MS	8/13/2018	LIBOR-1M	(6,100)	(84,180)	3,050
TRICO BANCSHRS	MS	8/13/2018	LIBOR-1M	2,700	106,515	(6,669)
TRIPLE-S MANAGEMENT CORP	MS	8/13/2018	LIBOR-1M	5,800	143,608	(10,324)
TSAKOS ENERGY	MS	8/13/2018	LIBOR-1M	(9,600)	(37,632)	2,592
TUCOWS INC	MS	8/13/2018	LIBOR-1M	(2,500)	(135,875)	375
TWO RIVER BANCORP	MS	8/13/2018	LIBOR-1M	3,500	63,665	(630)
U S Concrete Inc. Common	MS	8/13/2018	LIBOR-1M	(1,800)	(148,950)	8,820
ULTRA CLEAN HLD	MS	8/13/2018	LIBOR-1M	6,700	152,425	(7,102)
UNION BANKSHARES CORP	MS	8/13/2018	LIBOR-1M	(2,525)	(93,450)	(1,869)
UNISYS CORP	MS	8/13/2018	LIBOR-1M	(8,200)	(73,438)	458
United Financial Bancorp	MS	8/13/2018	LIBOR-1M	6,400	114,496	(7,232)
UNIV ELECTRONIC	MS	8/13/2018	LIBOR-1M	(2,400)	(114,840)	4,200
UNIVERSAL FOR	MS	8/13/2018	LIBOR-1M	4,200	159,390	(2,604)
UNIVEST CORP OF	MS	8/13/2018	LIBOR-1M	(6,800)	(194,480)	4,080
URSTADT BID	MS	8/13/2018	LIBOR-1M	(3,700)	(73,407)	1,553
USIMINAS PN	MS	12/13/2018	LIBOR-1M	(4,500)	(11,825)	(4,916)
UTD CMNTY BK GA	MS	8/13/2018	LIBOR-1M	2,900	89,291	2,581
UTD COMMUN FINL	MS	8/13/2018	LIBOR-1M	9,500	91,200	1,425
UTD MOBILE HOME	MS	8/13/2018	LIBOR-1M	6,700	93,800	(4,154)
VANDA PHARMACEUTICALS INC	MS	8/13/2018	LIBOR-1M	2,400	34,440	3,600
VASCO DATA SECU	MS	8/13/2018	LIBOR-1M	(3,500)	(49,875)	(525)
VECTRUS INC	MS	8/13/2018	LIBOR-1M	4,200	134,148	(6,468)
VEDANTA RESOURCES PLC	MS	10/24/2018	LIBOR-1M	13,500	170,772	(16,593)
VEECO INSTR INC	MS	8/13/2018	LIBOR-1M	(7,800)	(121,680)	(8,190)
VIFOR PHARMA AG	MS	10/24/2018	LIBOR-1M	(6,090)	(879,063)	(17,963)
VIL SUPERMKT A	MS	8/13/2018	LIBOR-1M	(2,500)	(56,975)	(1,725)
VISTA OUTDOOR INC	MS	8/13/2018	LIBOR-1M	(6,700)	(99,137)	(2,368)
VITAMIN SHOPPE INC	MS	8/13/2018	LIBOR-1M	(5,800)	(29,000)	4,350
VIVEVE MEDICAL, INC.	MS	8/13/2018	LIBOR-1M	(12,200)	(61,000)	8,540
VSE CORP	MS	8/13/2018	LIBOR-1M	2,300	114,034	92
WABASH NATL CORP	MS	8/13/2018	LIBOR-1M	8,100	182,088	27,135
WAJAX CORP	MS	11/15/2018	LIBOR-1M	7,100	123,444	4,605
WALKER & DUNLOP INC	MS	8/13/2018	LIBOR-1M	3,600	167,508	(288)
WASHINGTON H. SOUL PATTINSON	MS	10/15/2018	LIBOR-1M	9,819	136,435	415
WESTERN ASSET MORTGAGE CAPIT	MS	8/13/2018	LIBOR-1M	11,900	119,476	(8,449)
WHEELER RLST INV	MS	8/13/2018	LIBOR-1M	(5,400)	(42,228)	7,722
WHITESTONE REIT CLASS B	MS	8/13/2018	LIBOR-1M	(8,800)	(120,032)	4,400
WIDEOPENWEST INC	MS	8/13/2018	LIBOR-1M	(7,100)	(72,775)	71
WILLDAN GROUP INC	MS	8/13/2018	LIBOR-1M	2,200	51,150	(1,298)
William Homes Common Stock (Class A	MS	8/13/2018	LIBOR-1M	3,800	122,968	(19,798)
WINNEBAGO INDS	MS	8/13/2018	LIBOR-1M	3,000	171,000	(34,650)
WIZZ AIR HOLDINGS PLC	MS	10/24/2018	LIBOR-1M	9,060	450,003	(5,265)
WORKIVA INC	MS	8/13/2018	LIBOR-1M	(7,200)	(154,440)	(6,120)
XLMEDIA PLC	MS	12/12/2018	LIBOR-1M	44,898	95,750	27,931
XO GROUP INC	MS	8/13/2018	LIBOR-1M	(3,900)	(73,125)	(1,365)
XPERI CORP	MS	8/13/2018	LIBOR-1M	(7,300)	(167,170)	3,285
YATRA ONLINE INC	MS	8/13/2018	LIBOR-1M	(4,000)	(29,000)	2,480
ZAGG INC	MS	8/13/2018	LIBOR-1M	4,200	78,120	(7,980)
ZUMIEZ INC	MS	8/13/2018	LIBOR-1M	6,900	154,560	(11,385)
ASETEK	MS	10/24/2018	NIBOR-1M	(2,205)	(26,578)	714

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
AUSTEVOLL	MS	10/24/2018	NIBOR-1M	19,004	$156,156	$(8,537)
BW OFFSHORE LTD	MS	10/24/2018	NIBOR-1M	34,200	172,868	(2,660)
GRIEG SEAFOOD	MS	10/24/2018	NIBOR-1M	20,525	187,275	(5,852)
Kvaerner ASA	MS	10/24/2018	NIBOR-1M	51,482	115,699	(6,139)
SCATEC SOLAR	MS	10/24/2018	NIBOR-1M	14,000	88,498	(6,574)
SPAREBANK 1 NORD-NORGE	MS	10/24/2018	NIBOR-1M	30,700	258,231	398
SPAREBANKEN MIDT	MS	10/24/2018	NIBOR-1M	4,200	47,249	327
SPBK 1 SR BANK	MS	10/24/2018	NIBOR-1M	9,000	108,363	(1,050)
AVANZA BANK HOLDING	MS	10/24/2018	STIBO-1M	(5,152)	(276,855)	(15,180)
BOLIDEN	MS	10/24/2018	STIBO-1M	1,190	43,492	(368)
CHERRY B	MS	10/24/2018	STIBO-1M	(1,300)	(10,302)	99
CONCENTRIC	MS	10/24/2018	STIBO-1M	2,192	43,359	(611)
DOMETIC GROUP AB	MS	10/24/2018	STIBO-1M	5,300	56,957	300
ELTEL AB	MS	10/24/2018	STIBO-1M	(2,966)	(11,200)	459
ERICSSON B	MS	10/24/2018	STIBO-1M	(49,700)	(360,973)	47,533
GRANGES	MS	10/24/2018	STIBO-1M	4,500	47,930	(628)
HENNES & MAURITZ B	MS	10/24/2018	STIBO-1M	(42,480)	(843,298)	92,754
LOOMIS B	MS	10/24/2018	STIBO-1M	1,702	66,127	1,854
MR GREEN & CO	MS	10/24/2018	STIBO-1M	7,200	50,943	(1,917)
NOBINA AB	MS	10/24/2018	STIBO-1M	3,100	22,775	(802)
NORDEA BANK	MS	10/24/2018	STIBO-1M	(20,990)	(268,679)	9,874
ORIFLAME HOLDING	MS	10/24/2018	STIBO-1M	1,970	88,224	(97)
RAYSEARCH LABORATORIES B	MS	10/24/2018	STIBO-1M	(5,368)	(101,401)	(5,462)
RECIPHARM	MS	10/24/2018	STIBO-1M	(10,181)	(134,258)	10,457
SAS	MS	10/24/2018	STIBO-1M	293,625	744,627	(34,625)
SKANSKA B	MS	10/24/2018	STIBO-1M	(41,940)	(862,571)	10,902
VITROLIFE	MS	10/24/2018	STIBO-1M	4,000	349,712	(254)

						$1,257,545

A list of the futures contracts held by the Fund at January 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-MINI	38	Mar-2018	$3,860,813	$4,076,450	$215,637
MSCI Emerging Markets E-MINI	26	Mar-2018	1,466,453	1,635,140	168,687
S&P 500 Index E-MINI	(36)	Mar-2018	(4,769,703)	(5,086,440)	(316,737)

			$557,563	$625,150	$67,587

Percentages are based on net assets of $549,404,697.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2018, was $(64,147) and represented 0.0% of Net Assets.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(D)	Refer to table below for details on option/swaption contracts.

ADR — American Depositary Receipt

BAML — Bank of America Merrill Lynch

BBA — British Banker’s Association

CIBOR — Copenhagen Interbank Offered Rate

Cl — Class

DB — Deutsche Bank

EAFE — Europe, Australasia and Far East

EURIB — Euro Interbank Offered Rate

FEDEF — Federal Funds Effective Rate

GS — Goldman Sachs

LIBOR — London Interbank Offered Rate

MS — Morgan Stanley

MSCI — Morgan Stanley Capital International

NIBOR — Norwegian Interbank Offered Rate

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

STIBO — Stockholm Interbank Offered Rate

USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2018
(unaudited)

The following is a list of the inputs used as of January 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$287,153,549	$—	$—	$287,153,549
U.S. Treasury Obligations	—	55,809,996	—	55,809,996
Common Stock	121,035,109	—	—	121,035,109

Total Investments in Securities	$408,188,658	$55,809,996	$–	$463,998,654

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	(106,322,205)	–	–	(106,322,205)
Registered Investment Companies	(5,517,228)	–	–	(5,517,228)

Total Securities Sold Short	$(111,839,433)	$–	$–	$(111,839,433)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$298,980	$—	$—	$298,980
Written Options	(2,244,132)	—	—	(2,244,132)
Total Return Swaps *
Unrealized Appreciation	—	6,475,420	—	6,475,420
Unrealized Depreciation	—	(5,217,875)	—	(5,218,875)
Futures Contracts *
Unrealized Appreciation	384,324	—	—	384,324
Unrealized Depreciation	(316,737)	—	—	(316,737)

Total Other Financial Instruments	$(1,877,565)	$1,257,545	$—	$(620,020)

* Swap contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to market closures. As of January 31, 2018, asset securities with a total value of $169,741 transferred from Level 1 to Level 2 due to the application of the fair value provided by MarkIt. For the period ended January 31, 2018, there were transfers between Level 1 and Level 3 assets of $63,556 due to unavailability of a closing price on the primary exchange on which the security trades. All transfers were considered to have occurred as of the end of the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Funds policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Funds most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2018
(unaudited)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 33.0%

	Shares	Value

OPEN-END FUNDS — 33.0%
AQR Risk-Balanced Commodities Fund, Cl R6	5,142,982	$36,412,315
PIMCO CommoditiesPlus Strategy, Cl Institutional	5,348,696	34,499,091

Total Registered Investment Companies (Cost $73,422,986)		70,911,406

COMMON STOCK — 31.0%

ENERGY — 30.0%
Andeavor Logistics (A)	17,500	904,750
Antero Midstream Partners (A)	19,500	593,190
Boardwalk Pipeline Partners (A)	31,200	391,872
BP Midstream Partners	31,300	652,292
Buckeye Partners (A)	27,500	1,482,800
Cheniere Energy *	9,410	532,230
Cheniere Energy Partners Holdings	27,100	771,537
DCP Midstream (A)	21,700	897,295
Enbridge	41,012	1,502,270
Enbridge Energy Escrow Account *	238,065	—
Enbridge Energy
Management *	88,122	1,207,271
Energy Transfer Equity (A)	82,700	1,513,410
Energy Transfer Partners (A)	211,890	4,246,276
Enterprise Products Partners (A)	205,700	5,681,434
Equities GP Holdings (A)	30,150	836,059
Equities Midstream Partners (A)	42,650	3,172,733
GasLog	16,700	337,340
GasLog Partners LP (A)	24,400	578,280
Global Partners LP (A)	11,700	206,505
Hess Midstream Partners (A)	8,900	194,020
Hoegh LNG Partners LP	7,000	128,450
Kinder Morgan	149,602	2,689,844
Magellan Midstream Partners (A)	22,450	1,602,705
MPLX (A)	97,397	3,623,168
Noble Midstream Partners (A)	12,500	702,375
ONEOK	83,434	4,910,925
Pembina Pipeline	57,100	1,947,681
Phillips 66 Partners LP (A)	36,050	1,897,672

COMMON STOCK — continued

	Shares/Face Amount	Value

ENERGY (continued)
Plains GP Holdings, Cl A (A)	82,535	$1,756,345
SemGroup, Cl A	21,304	610,360
Shell Midstream Partners (A)	65,850	1,885,286
Spectra Energy Partners (A)	30,750	1,314,255
Summit Midstream Partners LP (A)	10,950	244,733
Tallgrass Energy GP, Cl A	93,100	2,279,088
Tallgrass Energy Partners (A)	8,600	378,400
Targa Resources	42,700	2,049,600
TC Pipelines LP (A)	17,700	967,128
TransCanada	59,200	2,725,568
Western Gas Equity Partners (A)	11,780	465,663
Western Gas Partners LP (A)	62,900	3,162,612
Williams Companies	55,900	1,754,701
Williams Partners (A)	35,600	1,491,640

		64,289,763

INDUSTRIALS — 0.7%
Macquarie Infrastructure	22,690	1,505,482

UTILITIES — 0.3%
NextEra Energy Partners	15,800	709,578

Total Common Stock (Cost $66,089,227)		66,504,823

U.S. TREASURY OBLIGATIONS — 29.0%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	1,902,609	2,557,288
3.625%, 04/15/28	884,558	1,144,403
3.375%, 04/15/32	41,690	56,728
2.500%, 01/15/29	1,459,103	1,744,042
2.375%, 01/15/25	846,278	952,441
2.375%, 01/15/27	862,335	995,458
2.125%, 02/15/40	787,463	1,011,481
2.125%, 02/15/41	719,763	930,998
2.000%, 01/15/26	1,162,027	1,290,065
1.750%, 01/15/28	945,367	1,047,476
1.375%, 02/15/44	1,456,464	1,658,354
1.250%, 07/15/20	1,532,600	1,576,350
1.125%, 01/15/21	1,432,077	1,466,391
1.000%, 02/15/46	1,087,887	1,145,233
0.875%, 02/15/47	694,865	710,132
0.750%, 02/15/42	2,059,289	2,049,420
0.750%, 02/15/45	1,916,943	1,897,657
0.625%, 07/15/21	4,673,259	4,733,875
0.625%, 01/15/24	2,786,700	2,807,578
0.625%, 01/15/26	1,937,132	1,942,779
0.625%, 02/15/43	619,701	597,658
0.500%, 01/15/28	1,040,010	1,028,800

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2018
(unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount(1) / Contracts	Value
0.375%, 07/15/23	$2,093,401	$2,089,163
0.375%, 07/15/25	2,465,203	2,439,539
0.375%, 01/15/27	1,153,900	1,130,560
0.375%, 07/15/27	645,363	633,415
0.250%, 01/15/25	3,322,194	3,255,050
0.125%, 04/15/20	2,538,525	2,527,327
0.125%, 04/15/21	1,040,770	1,031,175
0.125%, 01/15/22	2,802,306	2,772,833
0.125%, 04/15/22	3,088,483	3,043,514
0.125%, 07/15/22	691,859	685,226
0.125%, 01/15/23	3,321,364	3,268,140
0.125%, 07/15/24	3,829,580	3,746,619
0.125%, 07/15/26	2,474,913	2,386,510
Total U.S. Treasury Obligations (Cost $62,716,422)		62,353,678

SOVEREIGN DEBT — 1.4%

Canadian Government Real Return Bond
4.250%, 12/01/26 CAD	179,618	192,587
Italy Buoni Poliennali Del Tesoro
1.650%, 04/23/20 EUR	247,347	325,451
1.250%, 10/27/20 EUR	135,987	179,124
Japanese Government CPI Linked Bond
0.100%, 03/10/26 JPY	110,000,000	1,062,820
New Zealand Government Bond
3.000%, 09/20/30 NZD	972,282	867,791
2.500%, 09/20/35 NZD	272,097	227,800
2.500%, 09/20/40 NZD	150,914	122,534

Total Sovereign Debt (Cost $2,849,613)		2,978,107

Total Investments— 94.4% (Cost $205,078,248)		$202,748,014

PURCHASED OPTIONS/SWAPTIONS * — 0.0%(B)

Total Purchased Options/Swaptions — 0.0% (Cost $60,144)	205,270,000	$53,380

WRITTEN SWAPTIONS * — 0.0%(B)

Total Written Swaptions — 0.0% (Proceeds $5,146)	(485,000)	$(7,853)

A list of open option contracts held by the Fund at January 31, 2018, is as follows:

PURCHASED OPTIONS — 0.0%

	Contracts	Notional	Strike Price	Expiration Date	Value

Call Option
Feb 2018 EUR Call USD Put*	$275,000	$70,703	$1.24	02/17/18	$707

Put Options
Feb 2018 EUR Put USD Call*	275,000	65,588	1.24	02/17/18	656
July 2018 GBP Put USD Call*	485,000	406,527	1.35	07/21/18	4,065

Total Purchased
Options					$5,428

PURCHASED SWAPTIONS — 0.0%

	Contracts	Notional	Strike Price	Expiration Date	Value

Put Swaptions
3M US Dollar LIBOR*	435,000	2,038,497	3.04	06/22/19	20,385
3M US Dollar LIBOR*	435,000	814,277	3.54	06/22/19	8,143
6M Japanese . Yen LIBOR*	203,365,000	212,048,686	1.10	06/18/22	19,424

Total Purchased Swaptions					$47,952

WRITTEN OPTION — 0.0%

	Contracts	Notional	Strike Price	Expiration Date	Value

Call Swaptions
July 2018 GBP Call USD Put*	(485,000)	(785,312)	1.47	07/21/18	(7,853)

Total Written Options					$(7,853)

A list of open futures contracts held by the Fund at January 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
90-Day Euro$	(27)	Dec-2019	$(6,597,406)	$(6,568,088)	$29,318
90-Day Euro$	(39)	Dec-2019	(6,812,514)	(6,833,860)	3,412
90-Day Euro$	27	Dec-2018	6,609,155	6,589,013	(20,142)
Canadian 10-Year Bond	(2)	Mar-2018	(214,303)	(215,008)	7,226
Euro-Bobl	9	Mar-2018	1,444,382	1,457,650	(9,778)
Euro-BTP	3	Mar-2018	485,893	506,481	1,864
Euro-Bund	(2)	Mar-2018	(397,783)	(394,368)	3,921
Japanese 10-Year Bond	(1)	Mar-2018	(1,330,099)	(1,376,935)	5,539
Short-Term Euro- BTP	(6)	Mar-2018	(843,294)	(843,638)	744
U.S. 10-Year Treasury Note	13	Mar-2018	1,606,095	1,580,516	(25,579)
U.S. 2-Year Treasury Note	10	Mar-2018	2,137,139	2,132,344	(4,795)
U.S. 5-Year Treasury Note	18	Mar-2018	2,080,576	2,064,797	(15,779)
U.S. Ultra Long Treasury Bond	(18)	Mar-2018	(2,995,901)	(2,914,875)	81,026
Ultra 10-Year U.S. Treasury Note	2	Mar-2018	265,847	260,406	(5,441)

			$(4,562,213)	$(4,555,565)	$51,536

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2018
(unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at January 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
State Street	01/29/18	USD	194,840,040	AUD	11,563,924	$(28,487)
Citigroup	02/05/18	USD	189,000	CAD	150,833	(2,834)
Goldman Sachs	02/05/18	USD	1,539,410	NZD	1,095,021	(39,384)
	02/05/18-
Bank of America	03/05/18	USD	1,714,185	EUR	2,089,197	(40,616)
	02/05/18-
Citigroup	02/05/18	USD	490,431	GBP	672,545	(23,912)
	02/05/18-
BNP Paribas	03/05/18	USD	65,465,237	JPY	603,185	2,579
Morgan Stanley	02/14/18	SEK	580,000	EUR	5,736,065	7,863
Morgan Stanley	02/14/18	EUR	2,845,824	SEK	290,000	(1,111)
Goldman Sachs	04/04/18	MXN	425,000	CAD	6,729,891	12,129

						$(113,773)

A list of the open centrally cleared swap agreements held by the Fund at January 31, 2018, is as follows:

Interest Rate Swaps
							Swap Contracts, at Value
Counterparty	Fund Pays	Fund Received	Payment Frequency	Termination Date	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
Barclays Bank PLC	1T EUR CPTFEMU	2.00%	Annual	02/15/48	485,000	$28	$5,481 $	5,508	$—
Barclays Bank PLC	1T EUR CPTFEMU	1.97%	Annual	01/15/48	80,000	5	(134)	—	(129)
Blackrock	3M USD LIBOR	1.9375%USD	Quarterly	11/24/19	1,890,000	13	(1,772)	—	(1,759)
Citibank	1T GBP UKRPI	3.51%	Annual	02/15/48	175,000	3,647	(525)	3,121	—
Citibank	2.60%	3M USD LIBOR	Quarterly	11/15/43	150,000	5	6,687	6,692	—
Citibank	1T GBP UKRPI	3.41%	Annual	02/15/28	395,000	4,061	1,060	5,122	—
Citibank	3.07%NZD	3M NZD	Quarterly	09/08/27	285,000	3	3,366	3,369	—
Citibank	3.067%NZD	3M NZD	Quarterly	09/08/27	282,150	3	3,383	3,387	—
Citibank	3.055%NZD	3M NZD	Quarterly	09/08/27	286,425	3	3,643	3,646	—
Citibank	3.055%NZD	3M NZD	Quarterly	09/08/27	286,425	3	3,643	3,646	—
Deutsche Bank	1T GBP UKRPI	3.21%	Annual	02/15/23	2,640,000	(996)	8,418	7,422	—
Deutsche Bank	6M JPY LIBOR	0.092%JPY	Semi-Annual	11/08/22	87,330,000	9	(1,191)	—	(1,182)
HSBC	1T EUR CPTFEMU	1.29%	Annual	11/15/22	1,120,000	21	(12,012)	—	(11,990)
JPMorgan Chase Bank	1.01%	6M JPY LIBROR	Semi-Annual	01/30/48	28,550,000	10	(8,946)	—	(8,935)
JPMorgan Chase Bank	0.2725%JPY	6M JPY LIBOR	Semi-Annual	11/08/27	41,765,000	7	708	714	—
JPMorgan Chase Bank	6M JPY LIBOR	0.15%	Semi-Annual	01/30/23	165,105,000	20	508	528	—
JPMorgan Chase Bank	0.0925%JPY	6M JPY LIBOR	Semi-Annual	11/08/22	87,330,000	9	(1,173)	—	(1,164)
Merrill Lynch	1T GBP UKRPI	3.50%	Semi-Annual	02/15/48	90,000	6	592	597	—
Merrill Lynch	1.57%	6M GBP LIBOR	Semi-Annual	01/23/48	405,000	447	20,930	21,377	—
Merrill Lynch	1.5195%GBP	6M GBP LIBOR	Semi-Annual	01/10/48	205,000	11	14,224	14,234	—
		6M EUR
Merrill Lynch	1.491%EUR	EURIBOR	Semi-Annual	01/08/48	115,000	5	4,471	4,476	—
		6M EUR
Merrill Lynch	1.52%	EURIBOR	Semi-Annual	01/05/48	115,000	5	3,510	3,515	—
		CPTFEMU +0
Merrill Lynch	1.83%	BPS	Annual	05/15/47	180,000	8	(11,326)	—	(11,318)
Merrill Lynch	3.36%	1T GBP UKRPI	Annual	02/15/28	400,000	13	(1,849)	—	(1,836)
Merrill Lynch	1T EUR CPTFEMU	1.5875%EUR	Annual	01/15/28	265,000	7	194	201	—
		6M EUR
Merrill Lynch	0.9535%EUR	EURIBOR	Semi-Annual	01/15/28	310,000	7	8,014	8,022	—
Merrill Lynch	1T EUR CPTFEMU	1.5875%EUR	Annual	01/15/28	265,000	7	194	201	—
		6M EUR
Merrill Lynch	0.9545%EUR	EURIBOR	Semi-Annual	01/15/28	310,000	7	7,981	7,989	—
Merrill Lynch	1T GBP UKRPI	3.41%	Annual	01/15/28	720,000	23	1,754	1,776	—
Merrill Lynch	0.351%JPY	6M JPY	Semi-Annual	01/11/28	40,725,000	7	(1,660)	—	(1,653)
Merrill Lynch	3.33%	1T GBP UKRPI	Annual	01/15/23	720,000	15	(2,214)	—	(2,199)
Merrill Lynch	0.305%EUR	EURIBOR	Semi-Annual	01/08/23	1,260,000	20	18,457	18,477	—
Merrill Lynch	1.26%	HICP CPTFEMU	Annual	08/15/22	555,000	8	9,390	9,398	—
Merrill Lynch	2.2395%USD	3M USD LIBOR	Quarterly	01/19/20	1,955,000	15	15,212	15,227	—
Merrill Lynch	6M CAD BA	2.12%	Semi-Annual	01/17/20	2,430,000	15	(4,508)	—	(4,492)
Merrill Lynch	3M USD LIBOR	1.88%	Quarterly	11/15/19	1,885,000	13	(22,515)	—	(22,502)
		1T USD CPI
Merrill Lynch	2.1125%USD	CPURNSA	Annual	11/09/19	3,425,000	28	26,174	26,202	—
Morgan Stanley	1T EUR CPTFEMU	1.991%EUR	Annual	01/15/48	80,000	5	449	454	—
Morgan Stanley	1T GBP UKRPI	3.51%	Annual	01/15/48	90,000	6	570	575	—
Royal Bank of Scotland	3.51%	1T GBP UKRPI	Annual	02/15/48	175,000	(2,987)	(134)	—	(3,121)
Royal Bank of Scotland	3.55%GBP	1T GBP UKRPI	Annual	11/15/47	390,000	24	(10,045)	—	(10,021)
Royal Bank of Scotland	1T GBP UKRPI	3.6%GBP	Annual	11/15/42	390,000	23	8,030	8,053	—
Royal Bank of Scotland	1T GBP UKRPI	3.548%	Annual	11/15/32	650,000	24	6,217	6,242	—
Royal Bank of Scotland	3.455%GBP	1T GBP UKRPI	Annual	11/15/27	650,000	19	(2,770)	—	(2,751)
Standard Bank	1.67%	6M GBP LIBOR	Semi-Annual	02/01/48	200,000	11	4,180	4,191	—
Standard Bank	6M GBP LIBOR	1.54%	Semi-Annual	02/01/28	540,000	15	(6,904)	—	(6,889)
Standard Bank	1.45%	6M GBP LIBOR	Semi-Annual	01/24/28	545,000	(242)	13,177	12,934	—
UBS Warburg	1.299%EUR	OSTAT EUROZON	Annual	09/29/22	550,000	8	7,110	7,118	—

						$4,424	$118,049	$214,414	$(91,941)

A list of the open OTC swap agreements held by the Fund at January 31, 2018, is as follows:

Interest Rate Swaps
									Swap Contracts, at Value
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
Morgan Stanley	UKRPI + 0 BPS	3.52%	Annual	2/15/2027	GBP	445,000	$—	$10,257	$10,257	$-
Morgan Stanley	UKRPI + 0 BPS	3.63%	Annual	2/15/2047	GBP	45,000	—	3,832	$3,832	$-

							$—	$14,089	$14,089	$-

Percentages are based on net assets of $214,719,828.

* Non-income producing security.

(A)	Security considered Master Limited Partnership. At January 31, 2018, these securities amounted to $40,190,606 or 18.7% of Net Assets.
(B)	Refer to table below for details on option/swaption contracts.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

CPI — Consumer Price Index

EUR — Euro

GBP — British Pound

HICP — Harmonised Indices of Consumer Prices

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MXN — Mexican Peso

NZD — New Zealand Dollar

PLC — Public Limited Company

SEK — Swedish Krona

UKRPI — United Kingdom Retail Price Index

USD — United States Dollar

The following is a list of the inputs used as of January 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$70,911,406	$—	$—	$70,911,406
Common Stock	66,504,823	—	—	66,504,823
U.S. Treasury Obligations	—	62,353,678	—	62,353,678
Sovereign Debt	—	2,978,107	—	2,978,107

Total Investments in Securities	$137,416,229	$65,331,785	$–	$202,748,014

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options/Swaptions	$53,380	$—	$—	$53,380
Written Options/Swaptions	(7,853)	—	—	(7,853)
Futures Contracts *
Unrealized Appreciation	133,049	—	—	133,049
Unrealized Depreciation	(81,514)	—	—	(81,514)
Forwards Contracts *
Unrealized Appreciation	—	22,571	—	22,571
Unrealized Depreciation	—	(136,344)	—	(136,344)
Centrally Cleared Interest Rate Swaps *
Unrealized Appreciation	—	214,414	—	214,414
Unrealized Depreciation	—	(91,941)	—	(91,941)
OTC Interest Rate Swaps *
Unrealized Appreciation	—	14,089	—	14,089

Total Other Financial Instruments	$97,062	$22,789	$—	$119,851

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2018
(unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 26.1%

	Face Amount	Value

CONSUMER DISCRETIONARY — 2.6%
1011778 BC ULC/New Red Finance
4.250%, 05/15/24(A)	$88,000	$86,460
21st Century Fox America
7.250%, 05/18/18	250,000	253,876
3.700%, 10/15/25	250,000	256,175
Acwa Power Management And Investments One
5.950%, 12/15/39(A)	330,000	349,041
Alimentation Couche-Tard
3.550%, 07/26/27(A)	165,000	161,208
Amazon.com
4.250%, 08/22/57(A)	340,000	358,852
3.875%, 08/22/37(A)	250,000	257,477
AMC Networks
4.750%, 08/01/25	95,000	94,881
American Honda Finance MTN
1.700%, 09/09/21	1,000,000	964,361
BAT International Finance
1.850%, 06/15/18(A)	250,000	249,769
CBS
2.900%, 01/15/27	250,000	231,571
2.300%, 08/15/19	500,000	498,376
CCO Holdings
5.125%, 05/01/27(A)	65,000	63,538
5.000%, 02/01/28(A)	14,000	13,501
Comcast
3.150%, 02/15/28	350,000	338,895
Daimler Finance North America
2.000%, 07/06/21(A)	1,000,000	971,155
Discovery Communications
5.200%, 09/20/47	110,000	112,624
5.000%, 09/20/37	110,000	112,355
ERAC USA Finance
2.700%, 11/01/23(A)	1,000,000	962,699
EW Scripps
5.125%, 05/15/25(A)	30,000	29,625
First Quality Finance
5.000%, 07/01/25(A)	60,000	60,450
Ford Motor Credit
5.750%, 02/01/21	645,000	691,444
3.336%, 03/18/21	200,000	200,656
2.375%, 03/12/19	500,000	498,910
GameStop
5.500%, 10/01/19(A)	210,000	213,150
General Motors
5.000%, 04/01/35	200,000	207,303
General Motors Financial
2.650%, 04/13/20	180,000	179,278
Goodyear Tire & Rubber

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — 2.6% (continued)
4.875%, 03/15/27	$27,000	$26,966
Home Depot
3.900%, 06/15/47	250,000	257,249
Hyundai Capital America MTN
3.000%, 10/30/20(A)	260,000	258,863
KFC Holding
5.000%, 06/01/24(A)	55,000	55,687
Lowe’s
4.050%, 05/03/47	250,000	259,218
Myriad International Holdings BV
6.000%, 07/18/20(A)	355,000	378,856
4.850%, 07/06/27(A)	200,000	208,500
NBCUniversal Enterprise
5.250%, 03/29/49(A)	170,000	179,860
SACI Falabella
3.750%, 04/30/23(A)	200,000	203,740
Service International
4.625%, 12/15/27	62,000	61,457
TEGNA
6.375%, 10/15/23	60,000	62,775
Time Warner
3.600%, 07/15/25	250,000	247,067
2.100%, 06/01/19	500,000	497,274
Whirlpool MTN
4.850%, 06/15/21	205,000	217,077

		11,332,219

CONSUMER STAPLES — 1.7%
Anheuser-Busch InBev Finance
4.700%, 02/01/36	250,000	275,907
2.625%, 01/17/23	750,000	736,504
Archer-Daniels-Midland
2.500%, 08/11/26	1,000,000	937,313
Bunge Finance
3.250%, 08/15/26	250,000	236,696
Central Garden & Pet
6.125%, 11/15/23	57,000	60,206
Chobani
7.500%, 04/15/25(A)	15,000	15,900
Cumberland Farms
6.750%, 05/01/25(A)	30,000	32,025
CVS Health
5.125%, 07/20/45	200,000	223,567
2.800%, 07/20/20	1,000,000	998,575
El Puerto de Liverpool
3.875%, 10/06/26(A)	390,000	377,618
Kraft Heinz Foods
6.125%, 08/23/18	250,000	255,586
2.000%, 07/02/18	200,000	199,771
Kroger
2.650%, 10/15/26	250,000	228,948
Lamb Weston Holdings

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2018
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — 1.7% (continued)
4.625%, 11/01/24(A)	$30,000	$30,450
Mondelez International Holdings Netherlands BV
1.625%, 10/28/19(A)	350,000	344,728
PepsiCo
4.000%, 05/02/47	500,000	521,930
Procter & Gamble
3.500%, 10/25/47	250,000	243,420
Sysco
3.250%, 07/15/27	250,000	245,720
Tyson Foods
2.650%, 08/15/19	275,000	275,515
Walgreens Boots Alliance
4.650%, 06/01/46	200,000	207,129
Wal-Mart Stores
4.750%, 10/02/43	500,000	603,192
2.650%, 12/15/24	400,000	394,669

		7,445,369

CONSUMER STAPLES — 0.0%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	115,000	129,951

ENERGY — 2.3%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/47(A)	200,000	201,010
Antero Resources
5.000%, 03/01/25	12,000	12,240
Canadian Natural Resources
3.850%, 06/01/27	50,000	50,333
Cheniere Corpus Christi Holdings
5.125%, 06/30/27	24,000	24,780
Chevron
2.566%, 05/16/23	450,000	442,459
CNPC General Capital
3.950%, 04/19/22(A)	200,000	204,797
ConocoPhillips
4.150%, 11/15/34	250,000	266,170
CrownRock
5.625%, 10/15/25(A)	36,000	36,360
Diamondback Energy
4.750%, 11/01/24	24,000	24,330
Dolphin Energy
5.500%, 12/15/21(A)	400,000	431,000
Energy Transfer
6.050%, 06/01/41	460,000	496,758
Ensco
5.750%, 10/01/44	80,000	57,100
4.500%, 10/01/24	105,000	90,005
EOG Resources
2.625%, 03/15/23	406,000	397,266
EQT Midstream Partners
4.125%, 12/01/26	275,000	271,057

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — 2.3% (continued)
Gulfport Energy
6.375%, 05/15/25	$14,000	$14,280
Kinder Morgan
5.625%, 11/15/23(A)	400,000	440,098
Kinder Morgan Energy Partners
5.800%, 03/15/35	200,000	224,836
4.300%, 05/01/24	35,000	36,163
MEG Energy
7.000%, 03/31/24(A)	40,000	34,650
Nabors Industries
5.500%, 01/15/23	175,000	175,000
5.100%, 09/15/23	265,000	257,713
Newfield Exploration
5.750%, 01/30/22	35,000	37,275
5.375%, 01/01/26	10,000	10,563
Occidental Petroleum
3.000%, 02/15/27	500,000	487,245
Parsley Energy
5.375%, 01/15/25(A)	61,000	61,610
Pertamina Persero MTN
5.625%, 05/20/43(A)	295,000	317,907
Petrobras Global Finance BV
6.850%, 06/05/15	300,000	295,800
5.625%, 05/20/43	140,000	126,539
5.299%, 01/27/25(A)	21,000	21,131
Phillips 66
4.300%, 04/01/22	500,000	525,316
Plains All American Pipeline
4.650%, 10/15/25	140,000	145,017
QEP Resources
5.375%, 10/01/22	25,000	25,781
5.250%, 05/01/23	224,000	228,480
Range Resources
5.000%, 03/15/23	105,000	105,263
4.875%, 05/15/25	40,000	38,850
Rockies Express Pipeline
5.625%, 04/15/20(A)	60,000	63,000
Rowan
7.375%, 06/15/25	280,000	286,913
Ruby Pipeline
6.000%, 04/01/22(A)	236,742	248,702
Shell International Finance BV
1.750%, 09/12/21	1,000,000	967,317
SM Energy
6.750%, 09/15/26	5,000	5,213
6.500%, 01/01/23	110,000	112,200
5.625%, 06/01/25	85,000	84,150
5.000%, 01/15/24	5,000	4,912
Sunoco Logistics Partners Operations
5.400%, 10/01/47	189,000	193,636
TC PipeLines
4.650%, 06/15/21	400,000	412,814

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2018
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — 2.3% (continued)
Thai Oil
4.875%, 01/23/43(A)	$200,000	$213,511
Transocean Proteus
6.250%, 12/01/24(A)	33,300	35,048
Ultrapar International
5.250%, 10/06/26(A)	480,000	488,256
Whiting Petroleum
6.625%, 01/15/26(A)	40,000	40,950
Williams Partners
3.600%, 03/15/22	150,000	152,314

		9,924,118

FINANCIALS — 8.3%
Ally Financial
3.750%, 11/18/19	235,000	237,056
American Express
7.000%, 03/19/18	350,000	352,320
American Express Credit MTN
2.700%, 03/03/22	750,000	744,141
Ardonagh Midco
3 8.625%, 07/15/23(A)	200,000	207,000
Banco Santander Chile
3.875%, 09/20/22(A)	380,000	391,133
Bangkok Bank MTN
3.300%, 10/03/18(A)	350,000	351,214
Bank of America
3.419%, 12/20/28(A)	842,000	827,765
3.004%, 12/20/23(A)	70,000	69,286
2.738%, 01/23/22	185,000	183,291
Bank of America MTN
6.875%, 04/25/18	100,000	101,123
5.650%, 05/01/18	1,610,000	1,625,028
3.300%, 01/11/23	500,000	504,649
3.093%, 10/01/25	250,000	245,344
2.369%, 07/21/21	565,000	560,945
Barclays
2.875%, 06/08/20	610,000	609,442
BB&T
5.250%, 11/01/19	1,000,000	1,044,527
BBVA Banco Continental
3.250%, 04/08/18(A)	275,000	274,579
Capital One
2.250%, 09/13/21	500,000	485,760
Capital One Bank USA
3.375%, 02/15/23	500,000	497,278
Cielo
3.750%, 11/16/22(A)	250,000	246,250
Citigroup
6.125%, 05/15/18	695,000	703,072
3.750%, 06/16/24	500,000	509,725
2.700%, 03/30/21	635,000	631,013
2.500%, 09/26/18	200,000	200,451
2.050%, 12/07/18	350,000	349,653
1.800%, 02/05/18	300,000	299,995

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value

FINANCIALS — 8.3% (continued)
Discover Bank
2.000%, 02/21/18	300,000	$300,002
Farmers Insurance Exchange
8.625%, 05/01/24(A)	315,000	392,142
Franklin Resources
4.625%, 05/20/20	350,000	364,703
Goldman Sachs Group MTN
7.500%, 02/15/19	175,000	184,103
6.000%, 06/15/20	55,000	59,021
Goldman Sachs Group
6.750%, 10/01/37	140,000	184,686
6.150%, 04/01/18	770,000	775,259
3.750%, 05/22/25	500,000	506,315
3.691%, 06/05/28	290,000	288,475
3.272%, 09/29/25	190,000	186,177
2.600%, 04/23/20	405,000	403,937
2.550%, 10/23/19	400,000	399,365
HSBC Holdings
4.300%, 03/08/26	500,000	523,932
Intercontinental Exchange
2.750%, 12/01/20	1,007,000	1,013,354
JPMorgan Chase
4.625%, 05/10/21	530,000	560,190
4.350%, 08/15/21	400,000	420,305
4.250%, 10/15/20	55,000	57,306
3.875%, 09/10/24	500,000	511,788
3.540%, 05/01/28	400,000	399,912
3.220%, 03/01/25	505,000	500,313
2.550%, 10/29/20	530,000	528,274
JPMorgan Chase Bank
2.604%, 02/01/21	500,000	500,508
KeyCorp MTN
2.900%, 09/15/20	1,000,000	1,003,391
Letras del Banco Central de la Republica Argentina
25.700%, 06/21/18 ARS(B)	984,000	45,569
25.300%, 07/18/18 ARS(B)	3,148,000	143,305
25.158%, 08/15/18 ARS(B)	2,459,000	110,383
25.119%, 09/19/18 ARS(B)	7,438,000	326,548
Lloyds Banking Group
4.344%, 01/09/48 EUR	330,000	329,451
3.100%, 07/06/21	200,000	200,406
2.907%, 11/07/23	200,000	195,120
Metropolitan Life Global Funding I
1.550%, 09/13/19(A)	1,000,000	985,545
Morgan Stanley MTN
6.625%, 04/01/18	650,000	655,018
3.700%, 10/23/24	300,000	304,738
3.125%, 07/27/26	500,000	483,270
2.675%, 07/22/22	275,000	278,528
Morgan Stanley
2.800%, 06/16/20	650,000	651,279
2.213%, 02/14/20	575,000	577,933

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2018
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — 8.3% (continued)
MSCI
4.750%, 08/01/26(A)	$25,000	$25,500
National Rural Utilities Cooperative Finance
4.750%, 04/30/43	175,000	181,828
3.400%, 02/07/28	425,000	423,751
Nationwide Mutual Insurance
3.879%, 12/15/24(A)	400,000	398,567
Navient MTN
8.000%, 03/25/20	175,000	189,166
PNC Bank
3.100%, 10/25/27	250,000	243,576
Quicken Loans
5.750%, 05/01/25(A)	200,000	203,750
Radian Group
4.500%, 10/01/24	85,000	85,000
Raymond James Financial
4.950%, 07/15/46	175,000	196,652
Santander UK Group Holdings
5.625%, 09/15/45(A)	200,000	234,138
Springleaf Finance
5.250%, 12/15/19	240,000	247,200
Starwood Property Trust
4.750%, 03/15/25 (A)	55,000	54,312
Teachers Insurance & Annuity Association of America
4.375%, 09/15/54(A)	350,000	351,312
Toronto-Dominion Bank MTN
1.450%, 09/06/18	500,000	498,236
U.S. Bancorp MTN
3.150%, 04/27/27	500,000	489,274
Wachovia MTN
5.750%, 02/01/18	815,000	815,000
WEA Finance
3.250%, 10/05/20 (A)	250,000	253,111
Wells Fargo MTN
3.584%, 05/22/28	200,000	200,470
3.550%, 09/29/25	300,000	303,393
2.150%, 12/06/19	285,000	283,766
Wells Fargo
3.069%, 01/24/23	500,000	500,294
3.000%, 04/22/26	190,000	184,208
3.000%, 10/23/26	550,000	532,011
2.400%, 01/15/20	500,000	498,892
Westpac Banking
2.150%, 03/06/20	1,000,000	991,439

		35,987,437

HEALTH CARE — 2.8%
Abbott Laboratories
3.750%, 11/30/26	785,000	793,122
AbbVie
3.600%, 05/14/25	250,000	252,311
1.800%, 05/14/18	250,000	249,958

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — 2.8% (continued)
Actavis Funding
2.350%, 03/12/18	$200,000	$200,103
Aetna
2.800%, 06/15/23	225,000	219,362
Allergan Funding SCS
4.850%, 06/15/44	125,000	133,346
Amgen
4.663%, 06/15/51	350,000	380,921
3.625%, 05/15/22	500,000	512,809
Anthem
3.650%, 12/01/27	190,000	189,109
2.500%, 11/21/20	250,000	248,617
Bayer US Finance
2.375%, 10/08/19(A)	300,000	298,087
Biogen
2.900%, 09/15/20	60,000	60,311
Celgene
5.000%, 08/15/45	250,000	276,016
3.875%, 08/15/25	250,000	255,179
Centene
4.750%, 01/15/25	90,000	91,462
CHS
6.250%, 03/31/23	38,000	35,150
Cigna
3.050%, 10/15/27	175,000	166,784
DaVita
5.000%, 05/01/25	23,000	22,914
Express Scripts Holding
3.000%, 07/15/23	500,000	489,743
Fresenius Medical Care US Finance II
6.500%, 09/15/18(A)	200,000	204,959
5.625%, 07/31/19(A)	165,000	171,683
Gilead Sciences
4.000%, 09/01/36	250,000	257,940
3.500%, 02/01/25	562,000	570,532
HCA
5.250%, 04/15/25	100,000	104,916
5.000%, 03/15/24	30,000	31,237
4.750%, 05/01/23	77,000	80,003
Hologic
4.375%, 10/15/25(A)	85,000	85,000
Johnson & Johnson
3.500%, 01/15/48	250,000	246,347
Kaiser Foundation Hospitals
3.150%, 05/01/27	250,000	245,628
Kindred Healthcare
8.000%, 01/15/20	160,000	170,700
Medtronic
3.500%, 03/15/25	500,000	508,978
Molina Healthcare
5.375%, 11/15/22	15,000	15,638
4.875%, 06/15/25(A)	35,000	34,956

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2018
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — 2.8% (continued)
PerkinElmer
5.000%, 11/15/21	$205,000	$218,586
Pfizer
4.000%, 12/15/36	500,000	534,516
Providence St. Joseph Health Obligated Group
3.744%, 10/01/47	175,000	167,646
2.746%, 10/01/26	335,000	318,158
Shire Acquisitions Investments Ireland
2.875%, 09/23/23	500,000	484,891
1.900%, 09/23/19	390,000	384,940
Stanford Health Care
3.795%, 11/15/48	250,000	252,191
Teleflex
4.625%, 11/15/27	32,000	31,880
Tenet Healthcare
4.500%, 04/01/21	83,000	83,415
4.375%, 10/01/21	25,000	25,000
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/19	175,000	170,952
1.400%, 07/20/18	500,000	497,201
Thermo Fisher Scientific
2.950%, 09/19/26	300,000	286,254
UnitedHealth Group
4.750%, 07/15/45	170,000	196,636
Universal Health Services
4.750%, 08/01/22(A)	230,000	235,474
Valeant Pharmaceuticals International
6.375%, 10/15/20(A)	185,000	185,925
5.875%, 05/15/23(A)	105,000	94,862
5.500%, 11/01/25(A)	39,000	39,293
WellCare Health Plans
5.250%, 04/01/25	47,000	49,077
Zoetis
3.250%, 02/01/23	385,000	386,526

		12,247,244

INDUSTRIALS — 2.8%
3M MTN
3.125%, 09/19/46	250,000	226,202
Air Lease
2.125%, 01/15/20	150,000	148,541
American Airlines Pass-Through Trust , Ser 2015-2, Cl AA
3.600%, 09/22/27	325,143	327,653
BAE Systems Holdings
6.375%, 06/01/19(A)	250,000	262,023
Boeing
3.650%, 03/01/47	250,000	246,702
Braskem America Finance
7.125%, 07/22/41(A)	280,000	349,300

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — 2.8% (continued)
Burlington Northern Santa Fe
3.900%, 08/01/46	$500,000	$519,629
CK Hutchison International 16
2.750%, 10/03/26(A)	200,000	186,587
Clean Harbors
5.125%, 06/01/21	80,000	80,807
CNH Industrial Capital
4.375%, 04/05/22	120,000	123,613
Continental Airlines Pass-Through Trust , Ser 2012-2, Cl A
4.000%, 10/29/24	227,269	235,450
Continental Airlines Pass-Through Trust , Ser 2000-1, Cl A
8.048%, 11/01/20	158,553	170,911
CSX
4.750%, 05/30/42	250,000	279,239
Eaton
3.103%, 09/15/27	800,000	770,934
2.750%, 11/02/22	500,000	494,867
Embraer Netherlands Finance BV
5.050%, 06/15/25	190,000	197,030
Equifax
7.000%, 07/01/37	20,000	25,527
3.300%, 12/15/22	55,000	54,744
FedEx
4.050%, 02/15/48	250,000	250,271
3.875%, 08/01/42	250,000	247,425
Ferreycorp SAA
4.875%, 04/26/20(A)	123,000	124,968
GATX
3.250%, 09/15/26	250,000	239,409
GE Capital International Funding Unlimited
4.418%, 11/15/35	175,000	179,980
General Dynamics
1.875%, 08/15/23	500,000	472,258
General Electric
4.125%, 10/09/42	250,000	247,312
IHS Markit
5.000%, 11/01/22(A)	37,000	39,266
4.000%, 03/01/26(A)	64,000	62,160
International Lease Finance
8.250%, 12/15/20	30,000	34,180
7.125%, 09/01/18(A)	400,000	410,955
6.250%, 05/15/19	600,000	626,757
5.875%, 04/01/19	35,000	36,267
5.875%, 08/15/22	40,000	43,939
L3 Technologies
5.200%, 10/15/19	200,000	208,360
Lockheed Martin

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2018
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — 2.8% (continued)
Lockheed Martin
4.500%, 05/15/36	$250,000	$274,781
Molex Electronic Technologies
3.900%, 04/15/25(A)	87,000	87,150
Norfolk Southern
4.450%, 06/15/45	250,000	270,812
Northrop Grumman
3.250%, 01/15/28	440,000	431,759
Owens Corning
4.200%, 12/01/24	95,000	98,255
Republic Services
3.550%, 06/01/22	250,000	254,403
Siemens Financieringsmaatschappij
2.350%, 10/15/26(A)	400,000	369,726
Southwest Airlines
3.450%, 11/16/27	375,000	370,647
TTX MTN
3.900%, 02/01/45(A)	400,000	382,217
Union Pacific
4.150%, 01/15/45	250,000	268,393
United Technologies
4.500%, 06/01/42	250,000	271,097
3.750%, 11/01/46	425,000	414,426
1.778%, 05/04/18(C)	200,000	199,883
Waste Management
3.500%, 05/15/24	250,000	254,890

		11,871,705

INFORMATION TECHNOLOGY — 0.9%
Cardtronics
5.500%, 05/01/25(A)	35,000	32,462
CDK Global
4.875%, 06/01/27(A)	18,000	18,038
Change Healthcare Holdings
5.750%, 03/01/25(A)	27,000	27,472
Cisco Systems
1.850%, 09/20/21	1,000,000	969,080
First Data
5.000%, 01/15/24(A)	52,000	53,365
Hewlett Packard Enterprise
6.200%, 10/15/35	210,000	225,957
3.600%, 10/15/20	195,000	198,213
Intel
2.875%, 05/11/24	500,000	495,659
Itron
5.000%, 01/15/26(A)	37,000	37,185
Microsoft
2.400%, 02/06/22	1,000,000	989,779
Oracle
2.950%, 11/15/24	250,000	247,200

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — 1.0% (continued)
Tencent Holdings
3.375%, 03/05/18(A)	$355,000	$355,299

		3,649,709

Air Liquide Finance
2.500%, 09/27/26(A)	500,000	470,998
Albemarle
4.150%, 12/01/24	250,000	260,722
Amcor Finance USA
3.625%, 04/28/26(A)	200,000	193,115
Axalta Coating Systems
4.875%, 08/15/24(A)	150,000	154,875
Crown Americas
4.250%, 09/30/26	60,000	58,350
Dow Chemical
8.550%, 05/15/19	250,000	269,069
Freeport-McMoRan
3.550%, 03/01/22	340,000	337,450
2.375%, 03/15/18	90,000	89,973
Graphic Packaging International
4.125%, 08/15/24	85,000	86,275
International Paper
3.800%, 01/15/26	250,000	254,729
Koppers
6.000%, 02/15/25(A)	50,000	52,750
Methanex
5.250%, 03/01/22	180,000	188,336
Mexichem
6.750%, 09/19/42(A)	205,000	238,313
OCP
5.625%, 04/25/24(A)	200,000	214,500
Sealed Air
4.875%, 12/01/22(A)	55,000	57,475
Sherwin-Williams
3.125%, 06/01/24	250,000	245,945
Southern Copper
5.875%, 04/23/45	235,000	288,176
Suzano Austria GmbH
5.750%, 07/14/26(A)	245,000	266,438
Valvoline
5.500%, 07/15/24	80,000	84,200
Venator Finance Sarl
5.750%, 07/15/25(A)	20,000	20,600
Votorantim Cimentos
7.250%, 04/05/41(A)	345,000	381,984

		4,214,273

REAL ESTATE — 0.9%
American Campus Communities Operating Partnership
3.625%, 11/15/27	200,000	194,845
American Tower
3.550%, 07/15/27	500,000	484,289

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2018
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

REAL ESTATE — 0.9% (continued)
3.000%, 06/15/23	$125,000	$122,714
Boston Properties
3.200%, 01/15/25	250,000	245,038
3.125%, 09/01/23	225,000	223,858
CBRE Services
5.000%, 03/15/23	75,000	77,095
Crown Castle International
3.200%, 09/01/24	150,000	146,328
DDR MTN
7.500%, 07/15/18	150,000	153,521
ERP Operating
3.250%, 08/01/27	250,000	245,608
GLP Capital
5.375%, 04/15/26	60,000	64,200
iStar
6.500%, 07/01/21	200,000	206,500
Liberty Property
4.750%, 10/01/20	350,000	365,930
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	30,000	32,045
SBA Communications
4.875%, 09/01/24	38,000	37,810
4.000%, 10/01/22 (A)	65,000	64,025
SL Green Operating Partnership
3.250%, 10/15/22	125,000	123,505
Ventas Realty
3.250%, 10/15/26	450,000	431,099
VEREIT Operating Partnership
3.000%, 02/06/19	55,000	55,296
Welltower
2.250%, 03/15/18	500,000	500,155

		3,773,861

TELECOMMUNICATION SERVICES — 1.5%
Altice US Finance I
5.375%, 07/15/23(A)	200,000	204,750
AT&T
5.700%, 03/01/57	130,000	142,719
5.450%, 03/01/47	155,000	165,180
5.250%, 03/01/37	340,000	359,301
4.800%, 06/15/44	200,000	196,233
4.750%, 05/15/46	325,000	314,817
4.500%, 03/09/48	60,000	56,530
4.350%, 06/15/45	10,000	9,209
3.900%, 03/11/24	250,000	254,453
Bharti Airtel International Netherlands BV
5.350%, 05/20/24(A)	435,000	461,655
Colombia Telecomunicaciones ESP
5.375%, 09/27/22(A)	200,000	203,000
CSC Holdings
8.625%, 02/15/19	100,000	105,500

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

TELECOMMUNICATION SERVICES — 1.5% (continued)
Embarq
7.995%, 06/01/36	$205,000	$198,315
Intelsat Jackson Holdings
9.750%, 07/15/25(A)	65,000	59,781
Level 3 Financing
5.375%, 01/15/24	28,000	27,860
5.125%, 05/01/23	40,000	40,100
Ooredoo International Finance MTN
3.250%, 02/21/23(A)	200,000	195,800
SK Telecom MTN
2.125%, 05/01/18(A)	380,000	379,417
Sprint Capital
6.875%, 11/15/28	120,000	124,050
Sprint Communications
9.000%, 11/15/18(A)	186,000	194,370
Sprint Spectrum
3.360%, 09/20/21(A)	187,500	188,203
Telefonica Emisiones SAU
5.462%, 02/16/21	210,000	226,313
Time Warner Cable
5.875%, 11/15/40	200,000	217,086
4.500%, 09/15/42	225,000	207,129
T-Mobile USA
6.625%, 04/01/23	120,000	124,716
4.750%, 02/01/28	45,000	45,169
4.500%, 02/01/26	30,000	30,150
Verizon Communications
5.250%, 03/16/37	430,000	473,396
5.150%, 09/15/23	175,000	192,016
4.862%, 08/21/46	200,000	207,483
4.500%, 08/10/33	185,000	189,673
4.272%, 01/15/36	250,000	247,726
3.125%, 03/16/22	150,000	150,384
2.946%, 03/15/22	245,000	243,940
Zayo Group
5.750%, 01/15/27(A)	37,000	37,603

		6,474,027

UTILITIES — 1.3%
AmeriGas Partners
5.500%, 05/20/25	20,000	20,450
Baltimore Gas & Electric
3.500%, 08/15/46	500,000	477,903
Duke Energy Carolinas
4.250%, 12/15/41	500,000	539,660
3.750%, 06/01/45	290,000	291,132
Duke Energy Florida
3.400%, 10/01/46	500,000	473,098
Enel Americas
4.000%, 10/25/26	40,000	40,270
Enel Generacion Chile
4.250%, 04/15/24	45,000	46,656

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2018
(unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value

UTILITIES — 1.3% (continued)
Georgia Power
4.300%, 03/15/43	250,000	$261,525
HKCG Finance
6.250%, 08/07/18(A)	200,000	203,695
Infraestructura Energetica Nova
4.875%, 01/14/48(A)	200,000	191,500
Kansas City Power & Light
3.150%, 03/15/23	300,000	300,005
Metropolitan Edison
4.000%, 04/15/25(A)	400,000	404,946
NextEra Energy Operating Partners
4.500%, 09/15/27(A)	35,000	34,519
NiSource
2.650%, 11/17/22	150,000	146,982
PacifiCorp
5.750%, 04/01/37	250,000	316,069
Public Service Electric & Gas MTN
4.000%, 06/01/44	500,000	515,831
Public Service of Oklahoma
4.400%, 02/01/21	300,000	313,833
Southern Gas Capital
2.450%, 10/01/23	400,000	385,021
Transelec
4.250%, 01/14/25(A)	200,000	206,332
Virginia Electric & Power
5.400%, 04/30/18	325,000	327,897
4.450%, 02/15/44	250,000	276,576
		5,773,900

Total Corporate Obligations (Cost $113,804,640)		112,823,813

SOVEREIGN DEBT — 23.6%
Abu Dhabi Government International Bond
2.500%, 10/11/22(A)	335,000	325,620
Argentina Bonar Bonds
25.177%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22 ARS	2,982,000	161,302
Argentine Bonos del Tesoro
22.750%, 03/05/18 ARS	84,000	4,260
21.200%, 09/19/18 ARS	2,874,000	145,241
18.200%, 10/03/21 ARS	28,195,000	1,501,084
16.000%, 10/17/23 ARS	11,111,000	568,021
15.500%, 10/17/26 ARS	35,504,000	1,817,660
Argentine Government International Bond
7.625%, 04/22/46	150,000	158,400
7.500%, 04/22/26	375,000	411,750

SOVEREIGN DEBT — continued

	Face Amount(1)	Value
Bank of Thailand Bond
1.770%, 03/27/20 THB	1,300,000	$41,731
1.590%, 02/20/19 THB	67,230,000	2,149,205
1.490%, 08/28/19 THB	63,610,000	2,031,395
Brazil Letras do Tesouro Nacional
41.020%, 01/01/19 BRL(B)	18,000,000	5,323,667
39.805%, 07/01/20 BRL(B)	2,250,000	580,793
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21 BRL	15,390,000	4,989,166
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/27 BRL	15,500,000	4,938,493
Colombian TES
10.000%, 07/24/24 COP	971,000,000	412,928
7.750%, 09/18/30 COP	9,089,600,000	3,494,932
7.500%, 08/26/26 COP	912,800,000	344,085
7.000%, 05/04/22 COP	75,000,000	27,638
7.000%, 06/30/32 COP	656,000,000	234,763
6.000%, 04/28/28 COP	534,600,000	181,387
Colombian TES Corto Plazo
5.586%, 03/13/18 COP(B)	144,000,000	50,428
Ghana Government International Bond
19.750%, 03/25/24 GHS	960,000	247,319
19.750%, 03/15/32 GHS	2,890,000	715,863
19.000%, 11/02/26 GHS	2,890,000	749,442
18.750%, 01/24/22 GHS	960,000	233,667
Indonesia Government International Bond
3.700%, 01/08/22(A)	200,000	204,319
Indonesia Treasury Bond
10.500%, 08/15/30 IDR	550,000,000	53,205
9.000%, 03/15/29 IDR	3,285,000,000	293,342
8.750%, 05/15/31 IDR	7,842,000,000	678,272
8.375%, 03/15/24 IDR	59,460,000,000	5,034,259
8.375%, 09/15/26 IDR	61,383,000,000	5,249,325
7.000%, 05/15/27 IDR	12,099,000,000	944,352
Japan Treasury Discount Bill
0.000%, 03/26/18 JPY(B)	145,000,000	1,328,435
0.000%, 04/09/18 JPY(B)	105,000,000	962,037
Korea Monetary Stabilization Bond
1.250%, 08/02/18 KRW	4,000,000,000	3,738,776
Korea Treasury Bond
2.000%, 03/10/21 KRW	4,100,000,000	3,795,820
1.875%, 03/10/22 KRW	2,848,000,000	2,599,920
1.500%, 06/10/19 KRW	4,100,000,000	3,811,351
1.375%, 09/10/21 KRW	4,200,000,000	3,788,031
Kuwait Government International Bond
3.500%, 03/20/27(A)	595,000	592,382
Mexican Bonos
8.500%, 12/13/18 MXN	58,010,000	3,137,451

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2018
(unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)	Value
8.000%, 06/11/20 MXN	5,510,000	$299,229
6.500%, 06/10/21 MXN	32,420,000	1,689,374
5.750%, 03/05/26 MXN	18,400,000	879,597
5.000%, 12/11/19 MXN	88,870,000	4,565,703
4.750%, 06/14/18 MXN	140,310,000	7,453,975
Mexico Cetes
7.225%, 02/01/18 MXN(B)	67,863,000	364,552
7.249%, 03/01/18 MXN(B)	142,464,000	760,989
7.218%, 03/15/18 MXN(B)	98,622,000	525,318
7.121%, 03/28/18 MXN(B)	154,547,000	821,057
7.216%, 04/05/18 MXN(B)	79,173,000	419,943
7.149%, 04/12/18 MXN(B)	85,759,000	454,231
7.225%, 04/26/18 MXN(B)	259,952,000	1,372,979
7.269%, 05/10/18 MXN(B)	126,254,000	664,952
7.198%, 05/24/18 MXN(B)	226,209,000	1,188,039
7.175%, 06/21/18 MXN(B)	272,089,000	1,420,899
7.559%, 07/05/18 MXN(B)	18,214,000	94,761
7.183%, 08/16/18 MXN(B)	183,698,000	948,635
7.270%, 10/11/18 MXN(B)	117,435,000	599,739
7.649%, 12/06/18 MXN(B)	15,482,000	78,197
Mexico Government International Bond
4.000%, 03/15/15 EUR	140,000	165,014
Oman Government International Bond
3.875%, 03/08/22(A)	400,000	397,064
Philippine Government International Bond
2.125%, 05/23/18 PHP	218,000,000	4,242,016
Republic of South Africa Government Bond
10.500%, 12/21/26 ZAR	423,000	40,167
8.875%, 02/28/35 ZAR	137,000	11,047
8.500%, 01/31/37 ZAR	914,000	70,599
8.250%, 03/31/32 ZAR	433,000	33,871
8.000%, 01/31/30 ZAR	199,000	15,613
7.000%, 02/28/31 ZAR	320,000	22,788
6.250%, 03/31/36 ZAR	700,000	43,112
Saudi Government International Bond
4.500%, 10/26/46(A)	240,000	233,861
3.250%, 10/26/26(A)	585,000	564,782
Thailand Government Bond
3.875%, 06/13/19 THB	36,560,000	1,207,526
Ukraine Government International Bond
4.902%, 05/31/40(A)(D)	3,100,000	2,105,315
Uruguay Government International Bond
8.500%, 03/15/28 UYU(A)	3,310,000	113,181

Total Sovereign Debt (Cost $98,654,235)		101,919,642

MORTGAGE-BACKED SECURITIES — 21.7%
AGENCY MORTGAGE-BACKED OBLIGATIONS — 20.0%
FHLMC
4.500%, 05/01/47	1,862,083	1,963,421
4.000%, 05/01/46	4,107,046	4,254,303

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
3.500%, 08/01/46	$12,807,849	$13,000,311
3.000%, 07/01/45	6,250,493	6,134,241
2.500%, 05/01/28	749,719	743,059
FHLMC Multifamily Structured Pass-Through Certificates, Ser K050, Cl A2
3.334%, 08/25/25(D)	95,000	97,306
FHLMC Multifamily Structured Pass-Through Certificates, Ser K051, Cl A2
3.308%, 09/25/25	80,000	81,761
FHLMC Multifamily Structured Pass-Through Certificates, Ser K052, Cl A2
3.151%, 11/25/25	110,000	111,185
FHLMC Multifamily Structured Pass-Through Certificates, Ser K053, Cl A2
2.995%, 12/25/25	70,000	70,003
FHLMC Multifamily Structured Pass-Through Certificates, Ser K057, Cl A2
2.570%, 07/25/26	155,000	149,742
FHLMC Multifamily Structured Pass-Through Certificates, Ser K058, Cl A2
2.653%, 08/25/26	30,000	29,087
FHLMC Multifamily Structured Pass-Through Certificates, Ser K061, Cl A2
3.347%, 11/25/26(D)	90,000	91,849
FHLMC Multifamily Structured Pass-Through Certificates, Ser K062, Cl A2
3.413%, 12/25/26	65,000	66,360
FHLMC Multifamily Structured Pass-Through Certificates, Ser K063, Cl A2
3.430%, 01/25/27(D)	70,000	71,886
FHLMC Multifamily Structured Pass-Through Certificates, Ser K725, Cl A2
3.002%, 01/25/24	105,000	105,404
FHLMC Multifamily Structured Pass-Through Certificates, Ser K727, Cl A2
2.946%, 07/25/24	155,000	155,424
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
1.924%, VAR LIBOR USD 1 Month+0.360%, 08/25/24	254,991	255,550
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
1.884%, VAR LIBOR USD 1 Month+0.320%, 11/25/24	599,992	600,556

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2018
(unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/25	$105,000	$103,735
FHLMC TBA
4.000%, 02/15/41	965,000	997,247
3.500%, 02/15/45	335,000	338,245
FHLMC, Ser 2016-4639, Cl HZ
1.750%, 04/15/53(C)	398,469	356,600
FNMA
4.500%, 06/01/46	1,489,307	1,577,563
4.381%, 06/01/21	478,086	501,465
4.000%, 02/01/48	6,514,147	6,749,406
3.950%, 11/01/25	226,384	240,033
3.850%, 08/01/25	191,414	201,453
3.500%, 05/01/46	6,993,279	7,069,137
3.460%, 06/01/25	265,000	272,513
3.390%, 01/01/31	210,000	211,405
3.260%, 09/01/24	202,427	206,184
3.250%, 06/01/29	240,000	241,556
3.210%, 01/01/26	193,150	196,063
3.201%, 09/01/27	230,393	232,511
3.190%, 06/01/25	204,326	207,114
3.170%, 02/01/30	255,000	253,209
3.110%, 02/01/28	215,000	214,449
3.020%, 06/01/28	247,771	245,029
3.010%, 04/01/28	215,000	212,627
3.000%, 03/01/32	8,211,061	8,118,026
2.960%, 04/01/27	204,569	203,044
2.950%, 06/01/31	220,000	211,593
2.780%, 05/01/28	215,000	208,759
2.710%, 12/01/27	189,934	183,867
2.500%, 11/01/26	4,091,918	3,946,429
2.000%, 01/01/24	1,361,360	1,351,273
1.965%, 12/31/49	578,031	579,109
1.200%, 02/02/18 (B)	685,000	684,977
FNMA TBA
4.500%, 02/18/19	4,040,000	4,255,665
4.000%, 02/01/39	190,000	196,257
3.500%, 03/01/40	4,228,000	4,267,161
3.000%, 02/25/43	1,245,000	1,235,121
FNMA, Ser 2015-M15, Cl A2
2.923%, 10/25/25(D)	205,000	203,532
FNMA, Ser 2015-M17, Cl A2
2.940%, 11/25/25(D)	90,000	89,596
FNMA, Ser 2016-M4, Cl A2
2.576%, 03/25/26	145,000	139,817
FNMA, Ser 2017-66, Cl BA
3.000%, 03/25/47	983,122	967,867
FNMA, Ser 2017-M3, Cl A2
2.486%, 12/25/26(D)	110,000	104,895
FNMA, Ser 2018-M1, Cl A2
2.986%, 12/25/27(D)	600,000	591,727
GNMA
5.000%, 04/20/47	486,279	513,233
4.620%, 10/20/65(D)	1,164,994	1,191,936
4.500%, 06/20/47	2,800,000	2,929,515
4.394%, 04/20/63(D)	910,643	936,744

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
4.000%, 11/20/47	$318,184	$330,914
3.500%, 11/20/46	2,418,193	2,464,396
3.000%, 10/20/46	780,675	773,551
GNMA TBA
5.000%, 02/01/40	285,000	300,459
4.000%, 02/01/40	300,000	310,418
3.000%, 02/01/43	705,000	697,950

		86,596,823

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.7%
American Home Mortgage Investment Trust, Ser 2005-1,Cl 6A
3.561%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/45	503,817	510,167
BAMLL Commercial Mortgage Securities Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/30(A)	105,000	104,594
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/30(A)	360,000	352,639
Bear Stearns Mortgage Funding Trust, Ser 2006-AR4, Cl A1
1.448%, VAR ICE LIBOR USD 1 Month+0.210%, 12/25/36	525,745	506,342
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/35(A)	125,000	126,163
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/47	310,000	321,441
COMM Mortgage Trust, Ser 2016- SAVA, Cl A
3.152%, VAR LIBOR USD 1 Month+1.720%, 10/15/34(A)	192,669	192,911
COMM Mortgage Trust, Ser 2016- SAVA, Cl C
4.554%, VAR LIBOR USD 1 Month+3.000%, 10/15/34(A)	100,000	100,251
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A
3.551%, 04/10/34(A)	110,000	112,388
GS Mortgage Securities Trust, Ser 2012-SHOP, Cl A
2.933%, 06/05/31(A)	120,000	120,790
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 1A1A
1.758%, VAR ICE LIBOR USD 1 Month+0.200%, 11/19/36	640,208	567,538
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV2C
2.141%, VAR ICE LIBOR USD 1 Month+0.580%, 07/25/34	173,880	174,412

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2018
(unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C18,Cl A3
3.578%, 02/15/47	$265,000	$268,425
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	330,000	341,179
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-HSBC, Cl A
3.093%, 07/05/32(A)	123,614	124,235
Morgan Stanley BAML Trust, Ser 2014-C18, Cl ASB
3.621%, 02/15/24	235,000	240,474
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29(A)	105,000	106,447
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/47(A),(D)	96,191	97,862
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43(A),(D)	105,000	102,810
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Cl 2A
3.456%, 09/25/34(D)	420,982	416,604
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-16, Cl 5A1
3.429%, 11/25/34(D)	258,603	260,138
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl AS
5.154%, 01/10/45(A)	515,000	545,020
VNDO Mortgage Trust, Ser 2013- PENN, Cl A
3.808%, 12/13/29(A)	115,000	117,493
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005- AR15, Cl A1A1
1.821%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/45	484,142	478,187
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005- AR2, Cl 1A1A
1.891%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/45	507,921	504,427
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.710%, 03/18/28(A),(D)	115,000	114,744
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-DD, Cl 1A1

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
3.119%, 01/25/35(D)	$256,239	$265,497
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3
4.394%, 06/15/44(A)	112,345	114,372

		7,287,550

Total Mortgage-Backed Securities (Cost $96,075,636)		93,884,373

U.S. TREASURY OBLIGATIONS — 17.1%

U.S. Treasury Bills
1.471%, 06/14/18 (B)	63,000	62,649
1.385%, 04/26/18 (B)	1,778,000	1,772,103
1.322%, 04/19/18 (B)	2,440,000	2,432,758
1.055%, 02/08/18 (B)	1,284,000	1,283,698
1.161%, 02/15/18 (B)	885,000	884,588
U.S. Treasury Bonds
3.875%, 08/15/40	250,000	290,791
3.750%, 08/15/41	250,000	286,348
3.625%, 08/15/43	250,000	281,640
3.125%, 08/15/44	250,000	259,043
2.875%, 08/15/45	250,000	247,090
2.750%, 08/15/42	250,000	242,881
2.750%, 11/15/47	8,020,000	7,714,864
2.500%, 02/15/45	250,000	229,678
2.500%, 02/15/46	250,000	228,945
2.500%, 05/15/46	490,000	448,350
2.250%, 08/15/46	25,000	21,664
U.S. Treasury Inflation Protected Securities
1.000%, 02/15/46	1,015,014	1,068,519
0.875%, 02/15/47	608,007	699,689
0.750%, 02/15/45	4,635,232	4,588,596
0.250%, 01/15/25	2,176,610	2,132,619
0.125%, 04/15/18	4,231,012	4,237,292
0.125%, 07/15/26	483,663	466,387
U.S. Treasury Notes
2.750%, 02/15/24	500,000	503,691
2.500%, 01/31/25	2,120,000	2,098,055
2.375%, 01/31/23	9,575,000	9,506,928
2.250%, 11/15/24	250,000	243,613
2.250%, 02/15/27	980,000	943,059
2.250%, 11/15/27	4,250,000	4,078,838
2.125%, 12/31/22	10,745,000	10,544,790
2.000%, 01/31/20	2,780,000	2,771,964
2.000%, 02/28/21	500,000	495,176
2.000%, 05/31/21	500,000	494,297
2.000%, 08/31/21	500,000	493,223
2.000%, 11/30/22	1,445,000	1,410,907
2.000%, 02/15/25	250,000	239,248
2.000%, 08/15/25	250,000	238,252
2.000%, 11/15/26	50,000	47,195
1.875%, 12/31/19	1,405,000	1,397,975
1.875%, 08/31/22	500,000	486,484
1.875%, 09/30/22	500,000	486,016
1.750%, 02/28/22	500,000	486,602
1.625%, 11/30/20	500,000	490,957

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2018
(unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
1.625%, 02/15/26	$250,000	$230,508
1.500%, 11/30/19	500,000	494,394
1.500%, 02/28/23	500,000	475,332
1.500%, 08/15/26	250,000	226,826
1.375%, 07/31/19	680,000	673,041
1.375%, 02/29/20	500,000	491,914
1.375%, 05/31/20	500,000	490,449
1.375%, 08/31/23	500,000	468,730
1.000%, 08/31/19	500,000	491,680
0.750%, 02/28/18	580,000	579,727
0.750%, 08/31/18	1,285,000	1,277,722
0.625%, 06/30/18	465,000	463,184

Total U.S. Treasury Obligations (Cost $75,003,921)		73,700,969

ASSET-BACKED SECURITIES — 4.7%

AUTOMOTIVE — 0.6%
Americredit Automobile Receivables Trust, Ser 2016-4,Cl B
1.830%, 12/08/21	575,000	567,207
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/21(A)	180,000	179,555
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/23(A)	215,000	214,850
CPS Auto Trust, Ser 2017-A, Cl B
2.680%, 05/17/21(A)	115,000	114,911
Credit Acceptance Auto Loan Trust, Ser 2016-3A, Cl A
2.150%, 04/15/24(A)	250,000	248,711
Drive Auto Receivables Trust, Ser 2017-1, Cl B
2.360%, 03/15/21	40,000	39,983
Drive Auto Receivables Trust, Ser 2017-AA, Cl B
2.510%, 01/15/21(A)	35,000	35,063
Drive Auto Receivables Trust, Ser 2017-AA, Cl C
2.980%, 01/18/22(A)	410,000	411,493
Drive Auto Receivables Trust, Ser 2017-BA, Cl B
2.200%, 05/15/20(A)	90,000	90,022
DT Auto Owner Trust, Ser 2016-4A, Cl C
2.740%, 10/17/22(A)	220,000	219,412
DT Auto Owner Trust, Ser 2017-1A, Cl A
1.560%, 06/15/20(A)	15,428	15,418
DT Auto Owner Trust, Ser 2017-2A, Cl A
1.720%, 05/15/20(A)	24,214	24,189
Exeter Automobile Receivables Trust, Ser 2017-1A, Cl A
1.960%, 03/15/21(A)	28,777	28,739

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

AUTOMOTIVE (continued)
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1
1.690%, 04/15/21(A)	$17,943	$17,889
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl B
1.890%, 06/15/21	365,000	363,863
Santander Drive Auto Receivables Trust, Ser 2017-2, Cl B
2.210%, 10/15/21	15,000	14,963
Westlake Automobile Receivables Trust, Ser 2016-3A, Cl A2
1.420%, 10/15/19(A)	51,190	51,123
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/20(A)	87,621	87,538

		2,724,929

CREDIT CARDS — 1.3%
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/22	250,000	247,769
BA Credit Card Trust, Ser 2017- A1, Cl A1
1.950%, 08/15/22	1,000,000	990,558
Chase Issuance Trust, Ser 2016- A4, Cl A
1.490%, 07/15/22	1,000,000	977,576
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/23	1,000,000	1,008,692
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/22	1,000,000	985,431
World Financial Network Credit Card Master Trust, Ser 2012-A, Cl A
3.140%, 01/17/23	1,000,000	1,008,979
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/25	550,000	535,687

		5,754,692

MORTGAGE RELATED SECURITIES — 0.7%
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/32(A)	110,000	112,482
BNC Mortgage Loan Trust, Ser 2007-2, Cl A2
1.652%, VAR ICE LIBOR USD 1 Month+0.100%, 05/25/37	38,660	38,658
Centex Home Equity, Ser 2006-A, Cl AV4
1.802%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/36	422,247	420,446

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2018
(unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
MORTGAGE RELATED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2005-3, Cl 2A4
3.781%, 08/25/35(D)	$463,693	$407,500
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl M2
1.578%, VAR ICE LIBOR USD 1 Month+0.340%, 01/25/36	341,869	342,001
First Franklin Mortgage Loan Trust, Ser 2006-FF10, Cl A4
1.702%, VAR ICE LIBOR USD 1 Month+0.150%, 07/25/36	367,517	366,145
Morgan Stanley Home Equity Loan Trust, Ser 2006-1, Cl A1
1.782%, VAR ICE LIBOR USD 1 Month+0.230%, 12/25/35(A)	284,791	284,601
Morgan Stanley Home Equity Loan Trust, Ser 2006-1, Cl A2C
1.568%, VAR ICE LIBOR USD 1 Month+0.330%, 12/25/35	385,979	386,523
Nomura Home Equity Loan Trust, Ser 2006-HE1, Cl M1
1.648%, VAR ICE LIBOR USD 1 Month+0.410%, 02/25/36	458,251	459,215

		2,817,571

OTHER ASSET-BACKED SECURITIES — 2.1%
Asset-Backed Funding Certificates, Ser 2016-OPT1, Cl A2
1.701%, VAR ICE LIBOR USD 1 Month+0.140%, 09/25/36	528,452	515,214
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT5, Cl A
3.500%, 05/28/69(A),(D)	147,380	148,703
Bayview Opportunity Master Fund IVb Trust, Ser 2017-SPL3, Cl A
4.000%, 11/28/53(A),(D)	142,441	145,186
Bayview Opportunity Master Fund Trust, Ser 2017-SPL1, Cl A
4.000%, 10/28/64(A),(D)	102,333	104,369
CIT Education Loan Trust, Ser 2007-1, Cl A
1.418%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/42(A)	90,635	85,446
Home Partners of America Trust, Ser 2016-1, Cl A
2.887%, VAR LIBOR USD 1 Month+1.650%, 03/17/33(A)	216,319	216,770

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2014-2, Cl A
2.192%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/83	$315,344	$312,963
Navient Student Loan Trust, Ser 2014-3, Cl A
2.181%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	318,946	316,984
Navient Student Loan Trust, Ser 2014-4, Cl A
2.172%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	179,280	177,692
Navient Student Loan Trust, Ser 2016-1A, Cl A
2.261%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/70(A)	257,433	259,696
Navient Student Loan Trust, Ser 2017-1A, Cl A3
2.702%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/66(A)	300,000	309,389
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.611%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/66(A)	310,000	318,760
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
3.112%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/24	243,438	248,007
Nelnet Student Loan Trust, Ser 2014-3A, Cl A
2.141%, VAR ICE LIBOR USD 1 Month+0.580%, 06/25/41(A)	250,855	251,767
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
2.511%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/48(A)	300,000	302,528
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
2.161%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/47(A)	221,188	220,543
Nelnet Student Loan Trust, Ser 2015-3A, Cl A2
2.161%, VAR ICE LIBOR USD 1 Month+0.600%, 02/27/51(A)	248,132	248,783
OneMain Financial Issuance Trust, Ser 2016-1A, Cl A
3.660%, 02/20/29(A)	540,000	546,238

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2018
(unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
Park Place Securities Asset- Backed Pass-Through Certificates, Ser 2005-WHQ2, Cl M1
2.182%, VAR ICE LIBOR USD 1 Month+0.630%, 05/25/35	$85,745	$85,778
SLC Student Loan Trust, Ser 2006-1, Cl A6
1.480%, VAR ICE LIBOR USD 3 Month+0.160%, 03/15/55	320,000	307,044
SLM Student Loan Trust, Ser 2003-10A, Cl A3
2.059%, VAR LIBOR USD 3 Month+0.550%, 12/15/27(A)	235,312	236,704
SLM Student Loan Trust, Ser 2006-10, Cl B
1.965%, VAR ICE LIBOR USD 3 Month+0.220%, 03/25/44	331,043	306,959
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.905%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/41	410,000	397,550
SLM Student Loan Trust, Ser 2007-2, Cl B
1.915%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/25	370,000	342,004
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.125%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/24	220,852	220,990
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.445%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/23	211,622	218,182
SLM Student Loan Trust, Ser 2008-6, Cl B
3.595%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/83	320,000	319,902
SLM Student Loan Trust, Ser 2011-2, Cl A2
2.761%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/34	150,000	156,097
SLM Student Loan Trust, Ser 2014-1, Cl A3
1.838%, VAR ICE LIBOR USD 1 Month+0.600%, 02/26/29	297,406	296,071

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
2.295%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/64(A)	$330,000	$328,963
SoFi Professional Loan Program, Ser 2015-D, Cl A2
2.720%, 10/27/36(A)	230,144	228,083
Towd Point Mortgage Trust, Ser 2015-2, Cl 1A12
2.750%, 11/25/60(A),(D)	273,030	270,921
Towd Point Mortgage Trust, Ser 2015-4, Cl M2
3.750%, 04/25/55(A),(D)	195,000	197,555
Wachovia Student Loan Trust, Ser 2006-1, Cl A6
1.537%, VAR ICE LIBOR USD 3 Month+0.170%, 04/25/40(A)	310,000	302,870

		8,944,711

Total Asset-Backed Securities (Cost $20,112,890)		20,241,903

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%

FHLB
5.500%, 07/15/36	450,000	602,128
4.000%, 09/01/28	315,000	339,287
2.875%, 09/11/20	250,000	254,084
2.375%, 09/10/21	250,000	249,508
1.875%, 03/13/20	250,000	248,242
1.750%, 12/14/18	500,000	499,295
1.500%, 03/08/19	500,000	497,226
1.375%, 02/18/21	250,000	242,932
1.309%, 02/28/18 (B)	660,000	659,357

		3,592,059

FHLMC
2.375%, 01/13/22	250,000	249,458
1.095%, 02/21/18 (B)	4,235,000	4,231,942
1.095%, 02/22/18 (B)	1,550,000	1,548,825

		6,030,225

FNMA
2.625%, 09/06/24	250,000	248,495
2.125%, 04/24/26	250,000	237,499
1.875%, 09/24/26	500,000	462,829
1.750%, 06/20/19	500,000	497,921
1.625%, 01/21/20	500,000	494,871
1.250%, 05/06/21	250,000	241,301
1.000%, 08/28/19	500,000	491,559

		2,674,475

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2018
(unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — continued

	Face Amount	Value
Tennessee Valley Authority
4.625%, 09/15/60	$190,000	$231,188
4.250%, 09/15/65	235,000	272,082

		503,270

Total U.S. Government Agency Obligations (Cost $12,993,202)		12,800,029

MUNICIPAL BONDS — 1.3%

Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B,RB
3.163%, 09/15/25	285,000	284,176

California — 0.5%
California State, GO
2.193%, 04/01/47(E)	400,000	398,992
Los Angeles, Wastewater System Revenue, RB
5.713%, 06/01/39	300,000	368,061
University of California, Ser AJ, RB
4.601%, 05/15/31	250,000	271,165
University of California, Ser AS, RB
3.552%, 05/15/39	500,000	490,650
University of California, Regents Medical Center, Ser M, RB
2.859%, 05/15/30	500,000	454,300

		1,983,168

Florida — 0.1%
Greater Orlando, Aviation Authority, Ser C, RB
3.494%, 10/01/36	500,000	465,855

Maine — 0.0%
Maine State, Housing Authority, Ser D, RB
3.289%, 11/15/31	250,000	236,310

Massachusetts — 0.1%
Massachusetts State, GO
4.910%, 05/01/29	450,000	513,068

New York — 0.4%
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/46	500,000	603,270
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
5.267%, 05/01/27	295,000	336,241
New York State, Dormitory Authority, RB
5.500%, 03/15/30	375,000	431,884
New York State, Dormitory Authority, Ser S, RB
3.998%, 07/01/39	250,000	253,302

		1,624,697

MUNICIPAL BONDS — continued

	Face Amount	Value
West Virginia — 0.1%
West Virginia University, Ser B, RB
4.471%, 10/01/42	$500,000	$513,155

Wisconsin — 0.0%
Wisconsin State, Health & Educational Facilities Authority, RB
4.000%, 11/15/46	175,000	179,212

Total Municipal Bonds (Cost $6,056,569)		5,799,641

Total Investments— 97.4% (Cost $422,701,093)		$421,170,370

A list of the futures contracts held by the Fund at January 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	65	Mar-2018	$13,944,002	$13,860,234	$(83,768)
U.S. Ultra Long Treasury Bond	3	Mar-2018	493,888	485,813	(8,075)

			$14,437,890	$14,346,047	$(91,843)

A list of the forward foreign currency contracts held by the Fund at January 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Citigroup	02/06/18- 04/24/18	USD	13,587,000	AUD	10,362,464	$(585,048)
Bank of America	02/14/18- 04/23/18	USD	34,806,000	EUR	41,865,165	(1,482,780)
Citigroup	02/16/18- 06/19/18	USD	4,363,852,100	JPY	39,426,407	(632,688)
JPMorgan Chase Bank	02/28/18- 05/24/18	INR	11,525,152	USD	751,288,800	198,057
HSBC	02/28/18	USD	5,290,000	MXN	278,997	(4,019)
Citigroup	03/05/18	MXN	2,123,956	USD	38,872,000	(46,001)
Citigroup	03/29/18- 04/13/18	USD	19,150,000,000	KRW	16,910,677	(1,016,413)

						$(3,568,892)

A list of the open centrally cleared swap agreements held by the Fund at January 31, 2018, is as follows:

Interest Rate Swaps
								Swap Contracts, at Value
Counterparty	Fund Pays	Fund Received	Payment Frequency	Termination Date	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
Citibank	2.79%	3M USD LIBOR	Quarterly	03/13/47	1,300,000	$-	$(12,896)	$-	$(12,896)
Citibank	2.59%	3M USD LIBOR	Quarterly	07/27/47	2,000,000	-	83,018	83,018	-
Citigroup	2.38%	USD LIBOR BBA	Quarterly	11/18/46	3,800,000	-	267,599	267,599	-
Goldman Sachs	1.53%	3M USD LIBOR	Quarterly	09/16/26	19,800,000	-	1,686,379	1,686,379	-

						$-	$2,024,100	$2,036,996	$(12,896)

Percentages are based on net assets of $432,189,369.

(1)	In U.S. Dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on January 31, 2018. The coupon on a step bond changes on a specified date.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2018
(unaudited)

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.

ARS— Argentine Peso

AUD— Australian Dollar

BBA— British Bankers’ Association

BRL— Brazilian Real

Cl— Class

COP— Colombian Peso

EUR— Euro

FHLB— Federal Home Loan Bank

FHLMC— Federal Home Loan Mortgage Corporation

FNMA— Federal National Mortgage Association

GHS— Ghanaian Cedi

GNMA— Government National Mortgage Association

GO— General Obligation

ICE— Intercontinental Exchange

IDR— Indonesian Rupiah

INR— Indian Rupee

JPY— Japanese Yen

KRW— Korean Won

LIBOR— London Interbank Offered Rate

MTN— Medium Term Note

MXN— Mexican Peso

PHP— Philippine Peso

RB— Revenue Bond

Ser— Series

TBA— To Be Announced

THB— Thai Baht

USD— United States Dollar

ULC— Unlimited Liability Company

UYU— Uruguayan Peso

VAR— Variable Rate

ZAR— South African Rand

The following is a list of the inputs used as of January 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$112,823,813	$—	$112,823,813
Sovereign Debt	—	101,919,642	—	101,919,642
Mortgage-Backed Securities	—	93,884,373	—	93,884,373
U.S. Treasury Obligations	—	73,700,969	—	73,700,969
Asset-Backed Securities	—	20,241,903	—	20,241,903
U.S. Government Agency Obligations	—	12,800,029	—	12,800,029
Municipal Bonds	—	5,799,641	—	5,799,641

Total Investments in Securities	$–	$421,170,370	$–	$421,170,370

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts
Unrealized Depreciation	$(91,843)	$—	$—	$(91,843)
Forwards Contracts *
Unrealized Appreciation	—	198,057	—	198,057
Unrealized Depreciation	—	(3,766,949)	—	(3,766,949)
Centrally Cleared Interest Rate Swaps *
Unrealized Appreciation	—	2,036,996	—	2,036,996
Unrealized Depreciation	—	(12,896)	—	(12,896)

Total Other Financial Instruments	$(91,843)	$(1,544,792)	$—	$(1,636,635)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018